Registration No. 333-59406
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                       ----------------------------------
                                    FORM N-3


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               | |


           Pre-Effective Amendment No. __                             | |

           Post-Effective Amendment No. 3                             |X|


                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       | |

           Amendment No. __                                           | |


                     ---------------------------------------
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Name of Insurance Company)
              1290 Avenue of the Americas, New York, New York 10104
          (Address of Insurance Company's Principal Executive Offices)

    Insurance Company's Telephone Number, including Area Code: (212) 554-1234
                     ---------------------------------------


                                ROBIN WAGNER
                           Vice President and Counsel
            The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)
                     ---------------------------------------


                  Please send copies of all communications to:
                               PETER E. PANARITES
                                Foley & Lardner
                               Washington Harbour
                   3000 K Street, N.W., Washington, D.C. 20036
                     ---------------------------------------

        Approximate Date of Proposed Public Offering: Continuous.

        It is proposed that this filing will become effective (check appropriate box):


[  ]     immediately upon filing pursuant to paragraph (b) of Rule 485.

[  ]     On (date) pursuant to paragraph (b) of Rule 485.

[  ]     60 days after filing pursuant to paragraph (a) of Rule 485.

[X ]     On May 1, 2003 pursuant to paragraph (b)(1) of of Rule 485.

If appropriate, check the following box:

[  ]     This post-effective amendment designates a new effective date for previously filed post-effective amendment.


Title of Securities Being Registered:

    Units of interest in Separate Accounts under variable annuity contracts.

Retirement Investment Account(R)



PROSPECTUS DATED MAY 1, 2003


Please read this prospectus and keep it for future reference. It contains important information that you should know before purchasing, or taking any other action under a policy. Also, at the end of this prospectus you will find attached the prospectus for EQ Advisors Trust, which contains important information about its portfolios.

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ABOUT THE RETIREMENT INVESTMENT ACCOUNT(R)


The Retirement Investment Account(R) ("RIA") is an investment program that allows employer plan assets to accumulate on a tax-deferred basis. Thirty-two investment funds ("Funds") and a guaranteed interest option are available under RIA. The Funds and guaranteed interest option comprise the "investment options" covered by this prospectus. RIA is offered under a group annuity contract issued by The Equitable Life Assurance Society of the United States.





--------------------------------------------------------------------------------
 Funds
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 Pooled separate accounts
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o Alliance Balanced -- Separate         o Alliance Common Stock -- Separate
  Account No. 10                          Account No. 4
o Alliance Bond -- Separate             o Alliance Mid Cap Growth Fund --
  Account No. 13                          Separate Account No. 3
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 Separate Account No. 66
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o EQ/Alliance Growth and Income         o EQ/Evergreen Omega
o EQ/Alliance Intermediate Government   o EQ/FI Mid Cap
  Securities                            o EQ/FI Small/Mid Cap Value
o EQ/Alliance International             o EQ/High Yield
o EQ/Alliance Premier Growth            o EQ/Janus Large Cap Growth
o EQ/Alliance Quality Bond              o EQ/Lazard Small Cap Value
o EQ/Alliance Small Cap Growth          o EQ/Marsico Focus
o EQ/Alliance Technology                o EQ/Mercury Basic Value Equity
o EQ/Bernstein Diversified Value        o EQ/MFS Emerging Growth Companies
o EQ/Calvert Socially Responsible       o EQ/MFS Investors Trust
o EQ/Capital Guardian International     o EQ/Money Market
o EQ/Capital Guardian Research          o EQ/Putnam Growth & Income Value
o EQ/Capital Guardian U.S. Equity       o EQ/Putnam International Equity
o EQ/Emerging Markets Equity            o EQ/Putnam Voyager
o EQ/Equity 500 Index
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The Alliance Bond, Alliance Balanced, Alliance Common Stock, and Alliance Mid Cap Growth Funds are managed by Equitable Life. The Alliance Bond Fund is available only to employer plans that signed an agreement to allocate monies in the Alliance Bond Fund before June 1, 1994.

Separate Account No. 66 Funds invest in shares of a corresponding portfolio ("portfolio") of EQ Advisors Trust (the "Trust"). In each case, the Funds and the corresponding portfolios have the same name. You should also read the attached prospectus for EQ Advisors Trust and keep it for future reference.

GUARANTEED INTEREST OPTION. The guaranteed interest option credits interest daily and we guarantee principal.


Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The Statement of Additional Information ("SAI") dated May 1, 2003, is a part of the registration statement. The SAI is available free of charge. You may request one by writing to our RIA service office or calling 1-800-967-4560. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's Website at http://www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.



The SEC has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The securities are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.


                                                                          X00528

Contents of this prospectus
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RETIREMENT INVESTMENT ACCOUNT(R)
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Index of key words and phrases                                               4
Who is Equitable Life?                                                       5
How to reach us                                                              6
RIA at a glance - key features                                               7

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FEE TABLE                                                                    9

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Examples                                                                    10

Condensed financial information                                             11



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1. RIA FEATURES AND BENEFITS                                                12
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Investment options                                                          12
The Alliance Bond Fund                                                      12
The Alliance Balanced Fund                                                  12
The Alliance Common Stock Fund                                              13
The Alliance Mid Cap Growth Fund                                            13
Investment manager of the Alliance Bond, Alliance
   Balanced, Alliance Common Stock and
   Alliance Mid Cap Growth Funds                                            14
Funds investing in EQ Advisors Trust                                        14
Risks of investing in the Funds                                             17
Risk factors -- Alliance Bond, Alliance Common Stock,
   Alliance Mid Cap Growth and Alliance Balanced Funds                      17
Change of investment objectives                                             18
Guaranteed interest option                                                  18



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2. HOW WE VALUE YOUR ACCOUNT VALUE                                          19

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3. TRANSFERS                                                                20
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Transfers among investment options                                          20
Special rules applicable to the Alliance Bond Fund                          20
Disruptive transfer activity                                                20



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4. ACCESS TO YOUR ACCOUNT VALUE                                             22

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Participant loans                                                           22
Choosing benefit payment options                                            22

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When we use the words "we," "us" and "our," we mean Equitable Life.

Further, the terms and conditions of the employer's plan govern the aspects of RIA available to plan participants. Accordingly, participants also should carefully consider the features of their employer's plan, which may be different from the features of RIA described in this prospectus.

When we address the reader of this prospectus with words such as "you" and "your," we generally mean the employer or plan sponsor of the plans considering RIA as an investment vehicle, unless otherwise explained.


2  Contents of this prospectus

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5. RIA                                                                      23
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Summary of plan choices of RIA                                              23
Getting started                                                             23
How to make contributions                                                   23
Selecting investment options                                                24
Allocating program contributions                                            24



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6. DISTRIBUTIONS                                                            25

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7. OPTIONAL PARTICIPANT RECORDKEEPING SERVICES                              27
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8. CHARGES AND EXPENSES                                                     28
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Charges reflected in the unit values                                        28
Indirect expenses borne by the Funds                                        28
Charges which reduce the number of units                                    28
Participant recordkeeping services charge                                   29
Other billing arrangements                                                  29
Individual annuity charges                                                  29
General information on fees and charges                                     29



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9. TAX INFORMATION                                                          30
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Buying a contract to fund a retirement arrangement                          30
Tax aspects of contributions to a plan                                      30
Tax aspects of distributions from a plan                                    31
Certain rules applicable to plan loans                                      33
Impact of taxes to Equitable Life                                           34
Certain rules applicable to plans designed to comply
   with Section 404(c) of ERISA                                             34



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10. MORE INFORMATION                                                        35
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About changes or terminations                                               35
IRS disqualification                                                        35
About the separate accounts                                                 35
About EQ Advisors Trust                                                     35

About the general account                                                   35

When we pay proceeds                                                        36
When transaction requests are effective                                     36
Voting rights                                                               36
About legal proceedings                                                     36
About our independent accountants                                           36
About the trustee                                                           36
Reports we provide and available information                                36
Acceptance and responsibilities                                             37
About registered units                                                      37
Assignment and creditors' claims                                            37
Distribution of the contracts                                               37
Commissions and service fees we pay                                         37


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APPENDIX: CONDENSED FINANCIAL INFORMATION                                  I-1

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STATEMENT OF ADDITIONAL INFORMATION
   TABLE OF CONTENTS
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                                                  Contents of this prospectus  3

Index of key words and phrases

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Below is an index of key words and phrases used in this prospectus. The index will refer you to the page where particular terms are defined or explained. This index should help you locate more information on the terms used in this prospectus.



                                                  Page
   business day                                     19
   benefit payment options                          22
   Code                                              7
   contracts                                        23
   contributions                                    23
   CWC                                              28
   current rate                                     18
   disruptive transfer activity                     20
   DOL                                              24
   ERISA                                             7
   EQ Advisors Trust                                14
   Equitable Life                                    5
   exclusive funding employer plan                  23
   financial professional                           37
   Funds                                         cover
   guaranteed interest option                    cover
   IRS                                              28
   investment options                            cover
   market timing                                    20
   Master Retirement Trust                          23
   minimum rate                                     18
   optional participant recordkeeping service       27
   PRS                                               7
   partial funding employer plan                    23
   participant-directed plans                       20
   portfolios                                    cover
   QDRO                                             37
   RIA                                           cover
   SAI                                           cover
   separate accounts                                35
   trustee-directed plans                           20
   unit                                             19
   unit value                                       19




4  Index of key words and phrases

Who is Equitable Life?

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We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a subsidiary of AXA Financial, Inc. (previously, The Equitable Companies Incorporated). The sole shareholder of AXA Financial, Inc. is AXA, a French holding company for an international group of insurance and related financial services companies. As the sole shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contract.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $415.31 billion in assets as of December 31, 2002. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.



                                                       Who is Equitable Life?  5

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.


We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transfers" later in this prospectus).


You can reach us to obtain:

o  Participation agreements, or enrollment or other forms used in RIA

o  Unit values and other values under your plan

o  Any other information or materials that we provide in connection with RIA


INFORMATION ON JOINING RIA


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 BY PHONE:
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1-800-967-4560
or
(201) 583-2302 (9 a.m. to 5 p.m. Eastern time)

Fax: (201) 583-2304




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 BY REGULAR MAIL:
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RIA Service Office
c/o Equitable Life
200 Plaza Drive, 1st floor
Secaucus, NJ 07094



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 BY REGISTERED, CERTIFIED, OR OVERNIGHT DELIVERY:
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RIA Service Office
c/o Equitable Life
200 Plaza Drive, 1st floor
Secaucus, NJ 07094

INFORMATION ONCE YOU JOIN RIA




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 BY REGULAR MAIL: (CORRESPONDENCE):
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Equitable Life
200 Plaza Drive, 1st floor
Secaucus, NJ 07094



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 FOR CONTRIBUTION CHECKS ONLY:
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Equitable Life
RIA/EPP
P.O. Box 13503
Newark, NJ 07188



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 FOR OVERNIGHT DELIVERY FOR CONTRIBUTION CHECKS ONLY:
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Bank One, N.A.
Processing Center

300 Harmon Meadow Boulevard, 3rd Floor
Attn: Box 13503

Secaucus, NJ 07094


BY PHONE: 1-800-967-4560 (service consultants are available weekdays 9 a.m. to 5 p.m. Eastern time).

To obtain pre-recorded Fund unit values, call 1-800-967-4560.

No person is authorized by Equitable Life to give any information or make any representations other than those contained in this prospectus and the SAI, or in other printed or written material issued by Equitable Life. You should not rely on any other information or representation.


6  Who is Equitable Life?

RIA at a glance -- key features

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Employer               RIA is an investment program designed for employer plans that qualify for tax-favored treatment under Section
plan                   401(a) of the Internal Revenue Code of 1986, as amended ("Code"). Eligible employer plans include defined
arrangements           benefit plans, defined contribution plans or profit-sharing plans, including 401(k) plans. These employer
that can               plans generally also must meet the requirements of the Employee Retirement Income Security Act of 1974, as
use the                amended ("ERISA").
RIA contract
                       Employer plan arrangements can choose RIA:

                       o As the exclusive funding vehicle for an employer plan. If you choose this option, the annual amount of plan contributions must be at least $10,000.

                       o As a partial investment funding vehicle for an employer plan. Under this option, the aggregate amount of contributions in the initial participation year must be at least $50,000, and the annual aggregate amount of contributions thereafter must be at least $25,000. The guaranteed interest option is not available.
                         Also, a partial funding agreement must be completed.
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RIA features           o 33 investment options. The maximum number of active investment options that may be selected at any time is
                         25.

                       o Benefit distribution payments.

                       o Optional Participant Recordkeeping Services ("PRS"), which includes participant-level recordkeeping and making benefit payments.

                       o Available for trustee-directed or participant-directed plans.

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                       A participant-directed employer plan, is an employer plan that permits investment direction by plan participants for contribution allocations or transfers among investment options. A trustee-directed employer plan, is an employer plan that permits those same types of investment decisions only by the employer, a trustee or any named fiduciary or an authorized delegate of the plan.
                       -------------------------------------------------------------------------------------------------------------

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Contributions          o Can be allocated to any one investment option or divided among them.

                       o May be made by check or wire transfer.

                       o Are credited on the day of receipt if accompanied by properly completed forms.
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Transfers among        o Generally, amounts may be transferred among the investment options.
investment options
                       o There is no charge for transfers and no tax liability.

                       o Transfers to the Alliance Bond Fund and from the guaranteed interest option may be subject to limitations.
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Professional           The Funds are managed by professional investment advisers.
investment management

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Guaranteed             The guaranteed interest option pays interest at guaranteed rates and provides guarantees of principal.
options
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Tax considerations     o On earnings    No tax until you make withdrawals under the plan.
                       o On transfers   No tax on internal transfers among the investment options.
                       -------------------------------------------------------------------------------------------------------------
                       Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" later in this prospectus.)
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                                               RIA at a glance -- key features 7

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Charges and expenses   o Ongoing operations fee assessed against assets invested in investment options including any outstanding loan balance.

                       o Investment management and financial accounting fees and other expenses charged on a Fund-by-Fund basis, as applicable.

                       o No sales charges deducted from contributions, but contingent withdrawal charges may apply for non-benefit distributions.

                       o Charges of EQ Advisors Trust portfolios for management fees and other expenses, and 12b-1 fees.

                       o Administrative fee if you purchase an annuity payout option.

                       o Participant recordkeeping (optional) charge per participant annual fee of $25.00.

                       o Loan fee of 1% of loan principal amount at the time the plan loan is made.

                       o Administrative charge for certain Funds of Separate Account No. 66.

                       o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. This charge is generally deducted from the amount applied to an annuity payout option.
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Benefit                o Lump sum.
payment
options                o Installments on a time certain or dollar certain basis.

                       o Variety of fixed annuity benefit payout options as available under an employer's plan.
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Additional             o Participant loans (if elected by your employer; some restrictions apply).
features
                       o Quarterly reports showing:

                         o transactions in the investment options during the quarter for the employer plan;

                         o the number of units in the Funds credited to the employer plan; and

                         o the unit values and/or the balances in all of the investment options as of the end of the quarter.

                       o Automatic confirmation notice to employer/trustee following the processing of an investment option transfer.

                       o Annual and semiannual report of the Funds.
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THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES RESTRICTIONS OR EXCEPTIONS APPLY. ALSO, ALL FEATURES OF THE CONTRACT ARE NOT NECESSARILY AVAILABLE IN YOUR STATE OR AT CERTAIN AGES.

For more detailed information we urge you to read the contents of this prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions.


OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those in the contracts offered by this prospectus. Not every contract is offered through the same distributor. Upon request, your financial professional can show you information regarding other Equitable Life annuity contracts that he or she distributes. You can also contact us to find out more about any of the Equitable Life annuity contracts.


8 RIA at a glance -- key features

Fee table


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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the RIA contract. The tables reflect charges that affect plan balances participating in the Funds through the group annuity contract, as well as charges you will bear directly under your contract. The table also shows charges and expenses of the portfolios of EQ Advisors Trust that you will bear indirectly. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, purchase an annuity payout option or take a loan from the contract. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. We deduct no sales loads from plan contributions, and there are no transfer or exchange fees when moving assets among the investment options. Charges for certain features shown in the fee table are mutually exclusive.



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Charges we deduct from your account value at the time you request certain transactions:
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Maximum contingent withdrawal charge (as a percentage of Fund assets)(1)                6%

Administrative fee if you purchase an annuity payout option                             $175

Loan fee (as a percentage of amount withdrawn as loan principal at the time the         1%
loan is made)


The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying Trust portfolio fees and expenses.


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Charges we deduct from the Funds expressed as an annual percentage of daily net assets:
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Maximum annual ongoing operations fee (as an annual percentage of daily net             1.25%
Fund assets)(2)

Administrative charge (applies only to certain Funds(3) in Separate Account No. 66)(4)  0.05%

Investment management and accounting fees (applies only to the Alliance Bond            0.50%
Fund, Alliance Balanced Fund, Alliance Common Stock Fund and Alliance Mid Cap
Growth Fund.)(4)




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Charges we deduct at the end of each month
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Annual Optional Participant Recordkeeping Services Fee(5)                              $25 per plan participant
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A proportionate share of all fees and expenses paid by a portfolio that corresponds to any variable investment option of EQ Advisors Trust to which plan balances are allocated also applies. The table below shows the lowest and highest total operating expenses (as of December 31, 2002) charged by any of the portfolios.



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Portfolio operating expenses expressed as an annual percentage of average daily net assets
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Total Annual Portfolio Operating Expenses for 2002 (expenses that are deducted        Lowest     Highest
from portfolio assets including management fees, 12b-1 fees, service fees, and/or     ----       ----
other expenses)(6)                                                                    0.32%      2.07%



                                                                     Fee table 9

Notes:


(1) The contingent withdrawal charge is waived in certain circumstances. The charge reduces to 2% of the amount withdrawn in the ninth participation year and cannot be imposed after the ninth anniversary of a plan's participation in RIA.


(2) The annual ongoing operations fee is deducted monthly and applied on a decremental scale, declining to 0.50% on the account value over $1,000,000, except for plans that adopted RIA before February 9, 1986.

(3) The Funds that have an Administrative charge are:

    EQ/Alliance Growth and Income, EQ/Alliance Intermediate Government Securities, EQ/Alliance International, EQ/Alliance Quality Bond, EQ/Alliance Small Cap Growth, EQ/Equity 500 Index, EQ/High Yield and EQ/Money Market.

(4) The Fund annual expenses and EQ Advisors Trust annual expenses (if applicable) are reflected in the unit value.

(5) We deduct this fee on a monthly basis at the rate of $2.08 per participant.

(6) Equitable Life, the manager of EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain portfolios, which are effective through April 30, 2004. Under these agreements Equitable Life has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits each affected portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. See the prospectus for EQ Advisors Trust for more information about the arrangements. In addition, a portion of the brokerage commissions each EQ Advisors Trust portfolio pays is used to reduce the portfolio's expenses. If the above table reflected these expense limitation arrangements and the portion of the brokerage commissions used to reduce portfolio expenses, the lowest and highest figures would be as shown in the table below:




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   Total Annual Portfolio Operating Expenses
   for 2002 (expenses that are deducted from     Lowest     Highest
   portfolio assets, including management        -------------------------------
   fees, 12b-1 fees, service fees, and/or other  0.32%      1.82%
   expenses) after expense cap.
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   Total Annual Portfolio Operating Expenses
   for 2002 (expenses that are deducted from
   portfolio assets including management
   fees, 12b-1 fees, service fees, and/or other  0.32%      1.81%
   expenses) after expense cap and after a
   portion of the brokerage commissions that
   the portfolio pays is used to reduce the
   portfolio's expenses.
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EXAMPLES

These examples are intended to help you compare the cost of investing in the RIASM contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses.

The examples below show the expenses (which expenses, including the Optional Participants Recordkeeping Services fee, are directly reflected in the participant's retirement account value) that a hypothetical contract owner would pay in the situations illustrated. For purposes of the two sets of examples below, the ongoing operations fee is computed by reference to the actual aggregate annual ongoing operations fee as a percentage of total assets by employer plans in the RIA annuity contract other than corporate plans, resulting in an estimated ongoing operations fee of $92.82 per $10,000 or $9.282 per $1,000, as applicable. The examples reflect the $25 annual charge for the Optional Participant Recordkeeping Services.

We assume there is no waiver of the withdrawal charge and that no loan has been taken. The charges used in the examples are the maximum expenses rather than the lower current expenses. The guaranteed interest option is not covered by the fee table and examples. However, the ongoing operations fee, the withdrawal charge, the loan fee, the Optional Participant Recordkeeping Services fee, and the administrative fee if you purchase an annuity payout option do apply to amounts in the guaranteed interest option. These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.


Separate Account No. 66 example:

This example assumes that you invest $10,000 in variable investment Funds of Separate Account No. 66 under the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the highest and lowest fees and expenses of any of the available portfolios of EQ Advisors Trust. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



10 Fee table

If you surrender your contract at the end of the applicable time period:



             1 year        3 years        5 years       10 years
Lowest       $781.29      $1,049.58      $1,325.48      $1,838.40
Highest      $947.53      $1,553.49      $2,174.34      $3,618.03



If you annuitize at the end of the applicable time period:



             1 year       3 years       5 years       10 years
Lowest       $335.95    $  671.85      $1,027.55      $2,013.40
Highest      $512.79    $1,203.70      $1,915.66      $3,793.03



If you do not surrender your contract at the end of the applicable time period:



             1 year       3 years      5 years      10 years
Lowest       $160.95    $  496.85    $  852.55      $1,838.40
Highest      $337.79    $1,028.70    $1,740.66      $3,618.03



Pooled separate account examples:

These examples assume that you invest $1,000* in the variable investment Funds of the Pooled separate accounts under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:



                             1 year       3 years      5 years     10 years
Alliance Balanced            $100.55      $171.86      $243.45      $406.91
Alliance Bond                $100.55      $171.86      $243.45      $406.91
Alliance Common Stock        $100.55      $171.86      $243.45      $406.91
Alliance Mid Cap Growth      $100.55      $171.86      $243.45      $406.91



If you annuitize at the end of the applicable time period:*



                             1 year       3 years      5 years     10 years
Alliance Balanced            $214.95      $295.30      $376.29      $581.91
Alliance Bond                $214.95      $295.30      $376.29      $581.91
Alliance Common Stock        $214.95      $295.30      $376.29      $581.91
Alliance Mid Cap Growth      $214.95      $295.30      $376.29      $581.91



If you do not surrender your contract at the end of the applicable time period:



                             1 year      3 years      5 years     10 years
Alliance Balanced            $39.95      $120.30      $201.29      $406.91
Alliance Bond                $39.95      $120.30      $201.29      $406.91
Alliance Common Stock        $39.95      $120.30      $201.29      $406.91
Alliance Mid Cap Growth      $39.95      $120.30      $201.29      $406.91



* Assuming an annuity payout option could be issued. Generally, the minimum amount that can be used to purchase any type of annuity is $3,500 (see "Access to your plan balances").


CONDENSED FINANCIAL INFORMATION

Please see the Appendix at the end of this prospectus for unit values and the number of units outstanding of each Fund available as of December 31, 2002.


FINANCIAL STATEMENTS OF THE FUNDS

Each of the Funds is, or is part of, one of our separate accounts as described in "About the separate accounts" under "More information" later in this prospectus. The financial statements of the Funds are contained in the SAI. The financial statements for the portfolios of EQ Advisors Trust are included in the SAI for the Trust.



                                                                    Fee table 11

1. RIA features and benefits

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INVESTMENT OPTIONS


We offer 33 investment options under RIA, including the Funds and the guaranteed interest option. Each Fund has a different investment objective. The Funds try to meet their investment objectives by investing either in a portfolio of securities or by holding mutual fund shares. The maximum number of active investment options that can be available under any RIA annuity contract at any time is 25. We cannot assure you that any of the Funds will meet their investment objectives.

You can lose your principal when investing in the Funds. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market Fund.



THE ALLIANCE BOND FUND

OBJECTIVE


The Alliance Bond Fund (Separate Account No. 13) is available only to employer plans that signed an agreement to invest monies through the RIA annuity contract in the Alliance Bond Fund before June 1, 1994. The Alliance Bond Fund seeks to achieve maximum total return, consistent with investment quality, with less volatility than a long-term bond account, by investing primarily in publicly traded fixed-income securities, such as bonds, debentures and notes. The Fund maintains its own portfolio of securities. The Alliance Bond Fund is designed for participants who seek a greater rate of return than that normally provided by money market investments and less volatility than that experienced by long-term bond investments.


INVESTMENT STRATEGIES


The Alliance Bond Fund invests primarily in investment grade fixed-income securities including, but not limited to, the following: obligations issued or guaranteed by the U.S. Government (such as U.S. Treasury securities), its agencies (such as the Government National Mortgage Association), or instrumentalities (such as the Federal National Mortgage Association); corporate debt securities; mortgage pass-through securities; collateralized mortgage obligations; asset-backed securities; zero coupon bonds; and equipment trust certificates. The Fund may also purchase 144A restricted securities. Investment grade securities are those rated within the four highest credit categories (AAA, AA, A or BBB) by Standard & Poor's Corp. ("S&P") or (Aaa, Aa, A or Baa) by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, are of comparable investment quality as determined by our credit analysis. Bonds rated below A by S&P or Moody's are more susceptible to adverse economic conditions or changing circumstances than those rated A or higher, but we regard these lower-rated bonds as having an adequate capacity to pay principal and interest.


The weighted average duration of the Fund's total portfolio is expected to be close to that of the Lehman Intermediate Government/Credit Index. Duration is a principle used in selecting portfolio securities that indicates a particular fixed-income security's price volatility. Duration is measured by taking into account (1) all of the expected payments relating to that security and (2) the time in the future when each payment will be made, and then weighting all such times by the present value of the corresponding payments. The duration of a fixed-income security with interest payments occurring prior to its maturity is always shorter than its term to maturity. In addition, given identical maturities, the lower the stated rate of interest of a fixed-income security, the longer its duration, and, conversely, the higher the stated rate of interest of a fixed-income security, the shorter its duration. We believe that the Alliance Bond Fund's policy of purchasing intermediate duration bonds significantly reduces the volatility of the Fund's unit price over that of a long-term bond account.

Additionally, the Alliance Bond Fund also may invest in high-quality money market securities, including, but not limited to, obligations of the U.S. Government, its agencies and instrumentalities; negotiable certificates of deposit; banker's acceptances or bank time deposits; repurchase agreements; master demand notes; and other money market instruments. For temporary or defensive purposes, the Alliance Bond Fund also may invest in money market securities without limitation.

Finally, the Alliance Bond Fund may purchase fixed-income securities and money market securities having adjustable rates of interest with periodic demand features. The Alliance Bond Fund also may purchase fixed-income securities and certain money market securities on a when-issued or delayed delivery basis.


RISKS OF INVESTMENT STRATEGIES

See "Risks of investing in the Funds" later in this Prospectus, for information on the risks associated with an investment in the Funds generally, and in the Alliance Bond Fund specifically.


THE ALLIANCE BALANCED FUND

OBJECTIVES

The Alliance Balanced Fund (Separate Account No. 10) seeks both appreciation of capital and current income by investing in a diversified portfolio of common stocks, other equity-type securities and longer-term fixed income securities. The Fund also seeks current income by investing in publicly traded debt securities and short-term money market instruments. The Fund maintains its own portfolio of securities.


INVESTMENT STRATEGIES

The Alliance Balanced Fund varies the portion of its assets invested in each type of security in accordance with our evaluation of economic conditions, the general level of common stock prices, anticipated interest rates and other relevant considerations, including our assessment of the risks associated with each investment medium.

In general, the Fund invests the greatest portion of its assets in equity securities. During each of the past ten years, the Fund invested


12  RIA features and benefits
between 43% and 86% of its assets in equity securities, including equity-type securities such as convertible preferred stocks or convertible debt instruments.

The Fund's investment in non-money market debt securities consists primarily of
(a) publicly traded securities issued or guaranteed by the United States Government or its agencies or instrumentalities and (b) corporate fixed-income securities, including, but not limited to, bank obligations, notes, asset-backed securities, mortgage pass-through obligations, collateralized mortgage obligations, zero coupon bonds, and preferred stock. The Fund may also buy debt securities with equity features such as conversion or exchange rights, warrants for the acquisition of stock, or participations based on revenues, sales or profits. The Fund only invests in investment grade non-money market debt securities, i.e., those rated, at the time of acquisition, BBB or higher by S&P or Baa or higher by Moody's or, if unrated, are of comparable investment quality. The average maturity of the debt securities held by the Fund varies according to market conditions and the stage of interest rate cycles. The Fund may realize gains on debt securities when such actions are considered advantageous in light of existing market conditions.

The Fund also may invest (a) up to 10% of its total assets in restricted securities; (b) in foreign securities without substantial business in the United States; (c) in repurchase agreements; and (d) in money market securities. The Fund may also purchase and sell securities on a when-issued or delayed delivery basis.

Finally, the Fund may (a) invest in put and call options and (b) trade in stock index or interest rate futures, and foreign currency forward contracts, for hedging purposes only. In option transactions, the economic benefit will be offset by the cost of the option, while any loss would be limited to such cost. The Fund also enters into hedging transactions. These transactions are undertaken only when any required regulatory procedures have been completed and when economic and market conditions indicate that such transactions would serve the best interests of the Fund.


RISKS OF INVESTMENT STRATEGIES


See "Risks of investing in the Funds" later in this prospectus, for information on the risks associated with an investment in the Funds generally, and in the Alliance Balanced Fund specifically.



THE ALLIANCE COMMON STOCK FUND

OBJECTIVE

The Alliance Common Stock Fund seeks to achieve long-term growth of capital by investing in the securities of companies that we believe will share in the growth of our nation's economy -- and those of other leading industrialized countries -- over a long period. The Fund maintains its own portfolio of securities.


INVESTMENT STRATEGIES

The Alliance Common Stock Fund (Separate Account No. 4) invests primarily in common stock. The Fund generally invests in securities of intermediate and large sized companies, but may invest in stocks of companies of any size. At times the Fund may invest its equity holdings in a relatively small number of issuers, provided that no investment when made causes more than 10% of the Fund's assets to be invested in the securities of one issuer.

The Alliance Common Stock Fund also may invest smaller amounts in other equity-type securities, such as convertible preferred stocks or convertible debt instruments. The Fund also may invest in non-equity investments, including non-participating and non-convertible preferred stocks, bonds and debentures. The Fund also may invest up to 15% of its total assets in foreign securities (securities of established foreign companies without substantial business in the United States).

The Alliance Common Stock Fund may make temporary investments in government obligations, short-term commercial paper and other money market instruments.


RISKS OF INVESTMENT STRATEGIES


See "Risks of investing in the Funds" later in this prospectus, for information on the risks associated with an investment in the Funds generally, and in the Alliance Common Stock Fund specifically.



THE ALLIANCE MID CAP GROWTH FUND

OBJECTIVE

The Alliance Mid Cap Growth Fund (Separate Account No. 3) seeks to achieve long-term capital growth through a diversified portfolio of equity securities. The account will attempt to achieve this objective by investing primarily in the common stock of medium-sized companies which have the potential to grow faster than the general economy and to grow into much larger companies.


INVESTMENT STRATEGIES


The Alliance Mid Cap Growth Fund is actively managed to obtain excess return versus the Russell Mid Cap Growth Index. The Fund invested at least 80% of its total assets in the common stock of companies with medium capitalizations at the time of the Fund's investment, similar to the market capitalizations of companies in the Russell Mid Cap Growth Index. Companies whose capitalizations no longer meet this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. If deemed appropriate, in order to meet the investment objectives, the Fund may invest in companies in cyclical industries as well as in securities that the adviser believes are temporarily undervalued. The Fund may also invest in foreign companies without substantial business in the United States.


The Fund may also invest in convertible preferred stocks, convertible debt securities and short-term debt securities such as corporate notes, and temporarily invest in money market instruments. Additionally, the Fund may invest up to 10% of its total assets in restricted securities.


The Fund attempts to generate excess return by taking active risk in security selection, and implementing a "bottom up" stock selection approach, looking for companies with unique growth potential. Economic sector allocation will also be taken into consideration, and the account may often be concentrated in industries where research resources indicate there is high growth potential. The Fund is fully invested.



                                                   RIA features and benefits  13

RISKS OF INVESTMENT STRATEGIES

See "Risks of investing in the Funds" later in this Prospectus, for information on the risks associated with an investment in the Funds generally, and in the Alliance Mid Cap Growth Fund specifically. Note, however, that due to the Alliance Mid Cap Growth Fund's investment policies, this Fund provides greater growth potential and greater risk than the Alliance Bond, Alliance Common Stock and Alliance Balanced Funds. As a result, you should consider limiting the amount allocated to this Fund, particularly as you near retirement.


INVESTMENT MANAGER OF THE ALLIANCE BOND, ALLIANCE BALANCED, ALLIANCE COMMON STOCK AND ALLIANCE MID CAP GROWTH FUNDS

We manage the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds. We currently use the personnel and facilities of Alliance Capital Management L.P. ("Alliance") for portfolio management, securities selection and transaction services. We are the majority-owners of Alliance, a limited partnership. We and Alliance are each registered investment advisers under the Investment Advisers Act of 1940, as amended.


Alliance acts as investment adviser to various separate accounts and general accounts of Equitable Life and other affiliated insurance companies. Alliance also provides investment management and advisory services to mutual funds, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2002 Alliance had total assets under management of approximately $387 billion. Alliance's main office is located at 1345 Avenue of the Americas, New York, New York 10105.


The Investment Committee of our Board of Directors must authorize or approve the securities held in the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds. Subject to the Investment Committee's broad supervisory authority, our investment officers and managers have complete discretion over the assets of these Funds and have been given discretion as to sales and, within specified limits, purchases of stocks, other equity securities and certain debt securities. When an investment opportunity arises that is consistent with the objectives of more than one account, we allocate investment opportunities among accounts in an impartial manner based on certain factors such as investment objective and current investment and cash positions.


FUNDS INVESTING IN EQ ADVISORS TRUST

The Funds of Separate Account No. 66 invest in corresponding portfolios of EQ Advisors Trust. The investment results you will experience in any one of those Funds will depend on the investment performance of the corresponding portfolios. The table below shows the names of the corresponding portfolios, their investment objectives, and their advisers.


14  RIA features and benefits

PORTFOLIOS OF EQ ADVISORS TRUST

You should note that some EQ Advisors Trust portfolios have objectives and strategies that are substantially similar to those of certain retail funds that are purchased directly rather than under a variable insurance product such as Retirement Investment Account variable annuity. These funds may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.



------------------------------------------------------------------------------------------------------------------------------------
 Portfolio Name                   Objective                                            Advisor(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND            Seeks to provide a high total return.                o Alliance Capital Management L.P.
 INCOME
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE          Seeks to achieve high current income consistent      o Alliance Capital Management L.P.
 GOVERNMENT SECURITIES            with relative stability of principal.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL         Seeks to achieve long-term growth of capital.        o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE PREMIER GROWTH        To achieve long-term growth of capital.              o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE                       Seeks to achieve high current income consistent      o Alliance Capital Management L.P.
 QUALITY BOND                     with moderate risk to capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE SMALL CAP             Seeks to achieve long-term growth of capital.        o Alliance Capital Management L.P.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE TECHNOLOGY            Seeks to achieve long-term growth of capital.        o Alliance Capital Management L.P.
                                  Current income is incidental to the
                                  Portfolio's objective.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED VALUE    Seeks capital appreciation.                          o Alliance Capital Management L.P.,
                                                                                         through its Bernstein Investment Research
                                                                                         and Management Unit
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY               Seeks long-term capital appreciation.                o Calvert Asset Management Company Inc.
 RESPONSIBLE                                                                             and Brown Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN               To achieve long-term growth of capital.              o Capital Guardian Trust Company
 INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN               To achieve long-term growth of capital.              o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.          To achieve long-term growth of capital.              o Capital Guardian Trust Company
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY        Seeks long-term capital appreciation.                o Morgan Stanley Investment Management,
                                                                                         Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX               Seeks a total return before expenses that            o Alliance Capital Management L.P.
                                  approximates the total return performance of
                                  the S&P 500 Index, including reinvestment of
                                  dividends, at a risk level consistent with
                                  that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA                Seeks long-term capital growth.                      o Evergreen Investment Management
                                                                                         Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                     Seeks long-term growth of capital.                   o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI SMALL/MID CAP VALUE         Seeks long-term capital appreciation.                o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/HIGH YIELD                     Seeks to achieve a high total return                 o Alliance Capital Management L.P.
                                  through a combination of current income and          o Pacific Investment Management Company
                                  capital appreciation.                                  LLC (PIMCO)
------------------------------------------------------------------------------------------------------------------------------------


                                                    RIA features and benefits 15

------------------------------------------------------------------------------------------------------------------------------------
 Portfolio Name                Objective                                                 Advisor(s)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH      Seeks long-term growth of capital.                        o Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE      Seeks capital appreciation.                               o Lazard Asset Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS               Seeks long-term growth of capital.                        o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE         Seeks capital appreciation and secondarily, income.       o Mercury Advisors
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH         Seeks to provide long-term capital growth.                o MFS Investment Management
 COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST         Seeks long-term growth of capital with secondary objec-   o MFS Investment Management
                               tive to seek reasonable current income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                Seeks to obtain a high level of current income, preserve  o Alliance Capital Management L.P.
                               its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM GROWTH & INCOME      Seeks capital growth. Current income is a secondary       o Putnam Investment Management, LLC
 VALUE                         objective.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM INTERNATIONAL        Seeks capital appreciation.                               o Putnam Investment Management, LLC
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM VOYAGER              Seeks long-term growth of capital and any increased       o Putnam Investment Management, LLC
                               income that results from this growth.
------------------------------------------------------------------------------------------------------------------------------------



Please see "About EQ Advisors Trust" under "More information" later in this Prospectus for further information regarding EQ Advisors Trust. Please refer to the prospectus and SAI of EQ Advisors Trust for a detailed discussion of the investment objectives and strategies, advisers, risk factors and other information concerning the EQ Advisors Trust and its portfolios.


16 RIA features and benefits

RISKS OF INVESTING IN THE FUNDS

All of the Funds invest in securities of one type or another. You should be aware that any investment in securities carries with it a risk of loss, and you could lose money investing in the Funds. The different investment objectives and policies of each Fund may affect the return of each Fund and the risks associated with an investment in that Fund.

Additionally, market and financial risks are inherent in any securities investment. By market risks, we mean factors which do not necessarily relate to a particular issuer, but affect the way markets, and securities within those markets, perform. Market risks can be described in terms of volatility, that is, the range and frequency of market value changes. Market risks include such things as changes in interest rates, general economic conditions and investor perceptions regarding the value of debt and equity securities. By financial risks we mean factors associated with a particular issuer which may affect the price of its securities, such as its competitive posture, its earnings and its ability to meet its debt obligations. Both the financial and market risks of an investment in the Alliance Bond Fund are expected to be less than those for the Alliance Common Stock, Alliance Balanced and Alliance Mid Cap Growth Funds.

The risk factors associated with an investment in the Alliance Bond, Alliance Common Stock, Alliance Mid Cap Growth and Alliance Balanced Funds are described below. See the SAI for additional information regarding certain investment techniques used by these Funds. See the prospectus for EQ Advisors Trust for risk factors and investment techniques associated with the portfolios in which the other Funds invest.

RISK FACTORS -- ALLIANCE BOND, ALLIANCE COMMON STOCK, ALLIANCE MID CAP GROWTH AND ALLIANCE BALANCED FUNDS

COMMON STOCK. Investing in common stocks and related securities involves the risk that the value of the stocks or related securities purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the Fund's investments -- and, therefore, the value of the Fund's units -- to fluctuate.

SECURITIES OF MEDIUM AND SMALLER SIZED COMPANIES.
The Alliance Mid Cap Growth Fund invests primarily in the securities of medium-sized companies. The Alliance Common Stock and Alliance Balanced Funds may also make these investments, as well as investments in smaller-sized companies. The securities of small and medium- sized, less mature, lesser known companies involve greater risks than those normally associated with larger, more mature, well-known companies. Therefore, consistent earnings may not be as likely in small companies as in large companies.

The Funds also run a risk of increased and more rapid fluctuations in the value of its investments in securities of small or medium-sized companies. This is due to the greater business risks of small-size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small (less than $1 billion) and medium (between $1 and $15 billion) capitalization stocks and stocks of recently organized companies have fluctuated more than the larger capitalization stocks and the overall stock market. One reason is that small and medium-sized companies have a lower degree of liquidity in the markets for their stocks, and greater sensitivity to changing economic conditions.

NON-EQUITY SECURITIES. Investing in non-equity securities, such as bonds and debentures, involves the risk that the value of these securities held by the Alliance Bond, the Alliance Balanced and the Alliance Common Stock Funds -- and, therefore, the value of each of the Fund's units -- will fluctuate with changes in interest rates (interest rate risk) and the perceived ability of the issuer to make interest or principal payments on time (credit risk). A decline in prevailing interest rates generally will increase the value of the securities held by the Alliance Bond Fund, while an increase in prevailing interest rates usually reduces the value of the Alliance Bond Fund's holdings. As a result, interest rate fluctuations will affect the value of Alliance Bond Fund units, but will not affect the income received from the Fund's current portfolio holdings. Moreover, convertible securities, which may be in the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds, such as convertible preferred stocks or convertible debt instruments, contain both debt and equity features, and may lose significant value in periods of extreme market volatility.

FOREIGN INVESTING. Investing in securities of foreign companies that may not do substantial business in the United States involves additional risks, including risk of loss from changes in the political or economic climate of the countries in which these companies do business. Foreign currency fluctuations, exchange controls or financial instability could cause the value of the Alliance Common Stock, Mid Cap Growth and Balanced Funds' foreign investments to fluctuate. Additionally, foreign accounting, auditing and disclosure standards may differ from domestic standards, and there may be less regulation in foreign countries of stock exchanges, brokers, banks, and listed companies than in the United States. As a result, the Fund's foreign investments may be less liquid and their prices may be subject to greater fluctuations than comparable investments in securities of U.S. issuers.

RESTRICTED SECURITIES. Investing in restricted securities involves additional risks because these securities generally (1) are less liquid than non-restricted securities and (2) lack readily available market quotations. Accordingly, the Alliance Balanced and the Alliance Mid Cap Growth Funds may be unable to quickly sell their restricted security holdings at fair market value.


The following discussion describes investment risks unique to either the Alliance Common Stock Fund, Alliance Mid Cap Growth Fund or the Alliance Balanced Fund.


INVESTMENT CONCENTRATION. Concentrating the Alliance Common Stock Fund's equity holdings in the stocks of a few companies increases the risk of loss, because a decline in the value of one of these stocks would have a greater impact on the Fund. As of December 31, 2002, the Fund held 17.6% of its net assets in the stocks of four issuers. See Separate Account No. 4 (Pooled) Statement of Investments and Net Assets in the SAI.



                                                   RIA features and benefits  17

RISKS OF INVESTMENT STRATEGIES. Due to the Alliance Mid Cap Growth Fund's aggressive investment policies, this Fund provides greater growth potential and greater risk than the Alliance Common Stock and Alliance Balanced Funds. As a result, you should consider limiting the amount allocated to this Fund, particularly as you near retirement.


ASSET ALLOCATION POLICIES. The Alliance Balanced Fund varies the portion of it's assets invested in equity and non-equity securities with our evaluation of various factors. The Fund is subject to the risk that we may incorrectly predict changes in the relative values of the stock and bond markets.



CHANGE OF INVESTMENT OBJECTIVES

We can change the investment objectives of the Alliance Bond, Alliance Common Stock, Alliance Mid Cap Growth and Alliance Balanced Funds if the New York State Insurance Department approves the change.


The investment objectives of the portfolios of EQ Advisors Trust may be changed by the Board of Trustees of EQ Advisors Trust without the approval of shareholders. See "Voting rights" under "More information" later in this prospectus.



GUARANTEED INTEREST OPTION


The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this prospectus.


The amount allocated to the guaranteed interest option earns interest at the current guaranteed interest rate which is an annual effective rate. After we credit the interest, we deduct certain charges and fees.


We credit interest through and allocate interest on the date of any transfer or withdrawal transaction. We credit interest each day of the month to the account value in the guaranteed interest account at the beginning of the day at a daily rate equivalent to the guaranteed interest rate that applies to those amounts.



CURRENT AND MINIMUM INTEREST RATES


Except as described below, the "current rate" is the rate of interest that we actually credit to amounts in the guaranteed interest option for any given calendar year. We declare current rates for each class of employer plan that is using the RIA annuity contract as its funding vehicle before the beginning of each calendar year. In addition to the current rate, we declare "minimum rates" for the next two calendar years. Except as stated below, the minimum interest rates will never be lower than 4%. If the employer plan's contract permits investment in the Alliance Bond Fund, we may at times have the right to declare a lower current rate of interest ("revised rate") which will remain in effect for the remainder of the calendar year only for new amounts contributed or transferred by the employer plan to the guaranteed interest option. See "Special rules applicable to the Alliance Bond Fund" later in this prospectus, for the circumstances under which a revised rate might be declared. Such revised rate will reflect market interest rates for money market instruments and other short-term investments existing at the time any such amount is contributed or transferred to the guaranteed interest option without regard to any previously declared minimum rate.

The current interest rate for 2003 and the minimum interest rates for 2004 and 2005 guaranteed for each class, are stated in the proposal documents submitted to sponsors of prospective RIA employer plans. The establishment of new classes will not decrease the rates that apply to employer plans already assigned to a previous class. The effective current rate for 2004 and the minimum rates effective for calendar year 2006 will be declared in December 2003.



CLASSES OF EMPLOYER PLANS


We assign an employer plan to a "class" of employer plans upon its participation in the Master Retirement Trust in order to help us determine the current and minimum guaranteed rates of interest that apply for the employer plan participating in the guaranteed interest option under the RIA annuity contract. The initial class of employer plans to which an employer plan is assigned will depend on the date the plan is adopted.



REVISED INTEREST RATES

All of the following conditions must exist for us to declare a revised rate:

o on the date of the allocation, the aggregate amount held in the Alliance Bond Fund with respect to all employer plans comprising Equitable Life's Small Pension book of business is at least 10% of the aggregate amount then held under all the contracts which fund those plans;

o on the date of the allocation, the "current" guaranteed interest rate with respect to the employer plan's guaranteed interest option that would otherwise apply, exceeds the benchmark treasury rate by at least 0.75%; and

o prior allocations to the guaranteed interest option for the employer plan during that calendar year equal or exceed 110% of the average annual allocations to the guaranteed interest option for the employer plan during the three immediately preceding calendar years.

If we declare a revised rate for plans permitted to invest in the Alliance Bond Fund the employer or plan trustee may, by written notice, withdraw all or part of the amount that would be credited with such lower revised rate, without deduction of the contingent withdrawal charge. The investment, for the remainder of the calendar year, of such withdrawn or returned amounts in a funding vehicle other than RIA shall not be considered a violation of an employer plan's exclusive funding obligation provided such amount is contributed to RIA at the beginning of the following calendar year.


18  RIA features and benefits

2. How we value your account value


--------------------------------------------------------------------------------

FOR THE FUNDS. When you invest in a Fund, your contribution or transfer purchases "units" of that Fund. The unit value on any day reflects the value of the Fund's investments for the day and the charges and expenses we deduct from the Fund. We calculate the number of units you purchase by dividing the amount you invest by the unit value of the Fund as of the close of business on the day we receive your contribution or transfer instruction.

--------------------------------------------------------------------------------
Generally, our "business day" is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions.
--------------------------------------------------------------------------------

On any given day, your account value in any Fund equals the number of the Fund's units credited to your account, adjusted for any Fund's units cancelled from your account, multiplied by that day's value for one Fund unit. In order to take deductions from any Fund, we cancel units having a value equal to the amount we need to deduct. Otherwise, the number of your Fund units of any Fund does not change unless you make additional contributions, make a withdrawal, make a transfer, or request some other transaction that involves moving assets into or out of that Fund.

For a description of how Fund unit values are computed, see "How we determine the unit value" in the SAI.


FOR THE GUARANTEED INTEREST OPTION. The value of any investment in the guaranteed interest option is, at any time, the total contributions allocated to the guaranteed interest option, plus the interest earned, less (i) withdrawals to make employer plan benefit payments, (ii) withdrawals to make other employer plan withdrawals (including loans) and (iii) charges and fees provided for under the contracts.



                                             How we value your account value  19

3. Transfers

--------------------------------------------------------------------------------

TRANSFERS AMONG INVESTMENT OPTIONS


You may transfer accumulated amounts among the investment options at any time and in any amount, subject to the transfer limitations described below. In addition to our rules, transfers among the investment options may be subject to employer plan provisions which may limit or disallow such movements. We do not impose a charge for transfers among the investment options.


The following section describes transfer limitations that apply, under certain situations, to amounts transferred out of the guaranteed interest option during the calendar quarter in which the request is made and the three preceding calendar quarters ("transfer period").


PARTICIPANT-DIRECTED PLANS. Under these plans, the contract owner has instructed us to accept the plan trustee's allocations that are in accordance with the plan participants' directions. If the employer elects to fund the employer plan with the guaranteed interest option and the EQ/Money Market, Alliance Bond, EQ/Alliance Intermediate Government Securities, EQ/Alliance Quality Bond or EQ/High Yield Funds, during any transfer period, the following limitations apply:

For plans electing the optional participant recordkeeping services ("PRS"), the maximum amount that may be transferred by the trustee on behalf of a participant from the guaranteed interest option is equal to the greater of: (i) 25% of the amount the participant had in the guaranteed interest option as of the last calendar day of the prior calendar year, and (ii) the total of all amounts transferred out of the guaranteed interest option during the prior calendar year on the participant's behalf. Generally, this means that new participants will not be able to direct the trustee to transfer amounts out of the guaranteed interest option during the first calendar year of their participation under the contract.

If assets have been transferred from another funding vehicle by the employer, then the participant, for the remainder of that calendar year, may direct the trustee to transfer to the Funds up to 25% of such transferred amount that the participant initially allocated to the guaranteed interest option.


For plans not electing the PRS, the maximum amount that may be transferred from the guaranteed interest option is equal to the greater of: (i) 25% of the amount the employer plan had in the guaranteed interest option as of the last calendar day of the prior calendar year, or (ii) the total of all amounts the employer plan transferred out of the guaranteed interest option during the prior calendar year. The employer plan is responsible for monitoring this transfer limitation. PRS is discussed in "Optional participant recordkeeping services" later in this Prospectus.

If assets have been transferred from another funding vehicle by the employer, then the trustee on behalf of the participant, for the remainder of that calendar year, may transfer to the Funds up to 25% of such transferred amount that was initially allocated to the guaranteed interest option.

TRUSTEE-DIRECTED PLANS. Transfers of accumulated amounts among the investment options will be permitted as determined by us in our sole discretion only.

If assets have been transferred from another funding vehicle by the employer, then the plan trustee, for the remainder of that calendar year, may transfer to an investment option up to 25% of such transferred amount that was initially allocated to the guaranteed interest option.


SPECIAL RULES APPLICABLE TO THE ALLIANCE BOND FUND

The Alliance Bond Fund is available only to participant-directed employer plans that signed an agreement to participate in that Fund prior to June 1, 1994 ("old employer plans"). If the employer has not made Funds of Separate Account No. 66 available under a participant-directed employer plan, special transfer rules which provide transfer restrictions, described below will apply. If an old employer plan adds any of the Funds held in Separate Account No. 66, the Alliance Bond Fund will no longer be subject to any transfer restrictions. However, transfers out of the guaranteed interest option will be subject to certain restrictions described above.

TRANSFERS TO THE ALLIANCE BOND FUND. Except as described below, a plan participant in an old employer plan may elect to transfer to the Alliance Bond Fund any amount (in whole percentages) arising from participant-directed contributions. We will process requests to transfer amounts to the Alliance Bond Fund only if, at the time of the transfer request, the current guaranteed interest rate for the plan's guaranteed interest option is higher than the then-current "benchmark treasury rate." The benchmark treasury rate, as determined in accordance with our procedures, can be obtained via a daily tape recording by calling the RIA service office at 1-800-967-4560.

If we will not process a transfer request, we will notify the employer within four business days. We will not redirect the transfer to another investment option and will not maintain any record of such request for future processing.

TRANSFERS FROM THE ALLIANCE BOND FUND. A plan participant in an old employer plan may elect to transfer any amount (in whole percentages) held in the Alliance Bond Fund to one or more investment options.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio. These kinds of strategies and transfer activities are disruptive to the underlying portfolios in which the variable investment options invest. If we determine that your transfer


20  Transfers
patterns among the variable investment options are disruptive to the underlying portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent who is acting on behalf of one or more owners.

We currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio, and we take appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when we consider the activity of owners to be disruptive. We currently provide a letter to owners who have engaged in such activity of our intention to restrict such services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider disruptive transfer activity, as well as change our procedures to restrict this activity.

In making these determinations, we may consider the combined transfer activity in all annuity contracts and life insurance policies that we believe are under common ownership, control or direction.


                                                                   Transfers  21

4. Access to your account value


--------------------------------------------------------------------------------

PARTICIPANT LOANS


Contract withdrawals to make participant loans are available under RIA, if the employer plan permits them. Participants must apply for a plan loan through the employer plan. The plan administrator is responsible for administering the loan program. Loans are subject to restrictions under federal tax rules and ERISA. See "Tax information" later in this prospectus.


Below we briefly summarize some of the important terms of the loan provisions under RIA. A more detailed discussion is provided in the SAI under "Loan provisions."

Generally, all loan amounts must be taken from the guaranteed interest option. The participant must pay the interest as required by federal income tax rules. All repayments are made back into the guaranteed interest option. If the participant fails to repay the loan when due, the amount of the unpaid balance may be subject to a contingent withdrawal charge, taxes, and additional penalty taxes. Interest paid on a retirement plan loan is not deductible.


The minimum amount of a loan for a participant is $1,000, and the maximum amount is 90% of the balances attributable to the plan participant in all the investment options. An employer plan may impose additional conditions or restrictions on loan transactions. We also charge a loan fee in an amount equal to 1% of the loan principal amount on the date a loan is made.



CHOOSING BENEFIT PAYMENT OPTIONS

RIA offers a variety of benefit payment options, subject to the provisions of an employer's plan. Plan participants should consult their employer for details. An employer's plan may allow a choice of one or more of the following forms of distribution:

o purchase of one of our annuities;

o lump sum distribution;

o use of part of the proceeds to purchase one of our annuities with the balance to be paid as a lump sum; or

o permitted cash withdrawals.

Subject to the provisions of your plan, RIA makes available the following forms of fixed annuities:

o life annuity;

o life annuity - period certain;

o life annuity - refund certain;

o period certain annuity; and

o qualified joint and survivor life annuity.

All of the forms outlined above (with the exception of the qualified joint and survivor life annuity) are available as either single or joint life annuities. We also offer other annuity forms not outlined here.

The various fixed annuities we offer under RIA are described in greater detail in the SAI under "Annuity benefits." As a general matter, the minimum amount that can be used to purchase any type of annuity, net of all applicable charges and fees, is $3,500. An annuity administrative fee of $175 will be deducted from the amount used to purchase an annuity.

We require that the amount of any benefit distribution from an employer plan that uses RIA as a partial investment funding vehicle be in proportion to the amount of plan assets held in RIA, unless we and the plan trustees specifically agree in writing to some other method.


Requests for cash distributions must be made to us on an aggregate basis opposed to a participant-by-participant basis, except for employer plans using the PRS discussed in "Optional participant recordkeeping services" later in this prospectus. Cash withdrawals by a plan participant prior to retirement may give rise to contingent withdrawal charges, and tax penalties or other adverse tax consequences. See "Tax information" later in this prospectus.

We make distribution checks payable to the trustees of the plan. The plan trustees are responsible for distribution of Funds to the participant or other payee and for any applicable federal and state income tax withholding and reporting. See "Tax information" later in this prospectus.


RIA does not have separate disability or death benefit provisions. All disability and death benefits are provided in accordance with the employer plan.


22  Access to your account value

5. RIA

--------------------------------------------------------------------------------

This section explains RIA in further detail. It is intended for employers who wish to use RIA, but contains information of interest to plan participants as well. Plan participants should, of course, understand the provisions of their plan that describes their rights in more specific terms.

RIA is an investment program designed for employer plans that qualify for tax-favored treatment under Section 401(a) of the Code. Eligible employer plans include defined benefit plans, defined contribution plans or profit-sharing plans, including 401(k) plans. These employer plans generally must also meet the requirements of ERISA.


RIA consists of two group annuity contracts ("contracts") issued by Equitable Life, a Master Retirement Trust agreement, a participation or installation agreement, and an optional participant recordkeeping services ("PRS") agreement. RIA had $221.2 million in assets at December 31, 2002.

Our service consultants are available to answer your questions about RIA. Please contact us by using the telephone number or addresses listed under "How to reach us - Information on joining RIA" earlier in this prospectus.



SUMMARY OF PLAN CHOICES OF RIA

You can choose RIA:

o as the exclusive funding vehicle for the assets of an employer plan. If you choose this option, the annual amount of plan contributions must be at least $10,000. We call this type of plan an "exclusive funding employer plan"; or

o as a partial investment funding vehicle for an employer plan. If you choose this option, the aggregate amount of contributions in the initial participation year must be at least $50,000, and the annual aggregate amount of contributions thereafter must be at least $25,000. We determine at our sole discretion if this option will be available to you. We call this type of plan a "partial funding employer plan." We do not offer the guaranteed interest option with a partial funding employer plan. You must enter into a partial funding agreement with us to use this partial funding employer plan.

An exclusive funding employer plan may not change its participation basis to that of a partial funding employer plan, or vice versa, unless the underwriting and other requirements referred to above are satisfied and approved by us.

We reserve:

o   the right to change these amounts in the future for new sales only; and

o   the right to impose higher annual minimums for certain plans.

We will give you advance notice of any such changes.

You also have the choice of using RIA with two types of plans. You may use RIA for:

o participant-directed employer plans, which permit participants to allocate contributions and transfer account accumulations among the investment options; or

o trustee-directed employer plans, which permit these types of investment decisions to be made only by the employer, a trustee or any named fiduciary or an authorized delegate of the plan.

At our sole discretion, a trustee-directed plan may change its participation basis to a participant-directed plan.

Making the right choices for your plan depends on your own set of circumstances. We recommend that you review all contracts and trust, participation and related agreements with your legal and tax counsel.


GETTING STARTED

To enroll in RIA, a partnership, sole proprietor or corporation must adopt the Master Retirement Trust as part of its employer plan. You also must execute the participation or installation agreement, and provide us with certain plan information. We will not accept contributions until we accept the enrollment of the employer plan.


HOW TO MAKE CONTRIBUTIONS


REGULAR CONTRIBUTIONS. Contributions may be made by check or by wire transfer. All contributions under an employer plan should be sent to the address under "For contributions checks only" in "Information once you join RIA" earlier in this prospectus. All contributions made by check must be drawn on a U.S. bank, in U.S. dollars, and made payable to Equitable Life. Third-party checks are not acceptable, except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.


Contributions are normally credited on the business day that we receive them. Contributions are only accepted from the employer or plan trustee.


There is no minimum amount for each contribution where employer plan contributions are made on a basis more frequent than annually. The total amount of contributions under an employer plan is limited by law. See "Tax information" later in this prospectus.


ROLLOVER OR TRANSFERS FROM ANOTHER PLAN. You can change the funding of an existing plan to use RIA. Before making a change, however, you should carefully consider the following:

o the comparative costs and benefits under existing funding arrangements and under RIA; and

o the amendments or changes that may have to be made in the plan if funds are transferred.


                                                                         RIA  23

To make a rollover or transfer to RIA, funds must be in cash. Therefore, any assets accumulated under an existing plan will have to be liquidated for cash.


SELECTING INVESTMENT OPTIONS

You can select from the investment options available under the contracts. The maximum number of active options you may select at any time is 25. Plan participant choices will be limited to the investment options selected. If the Plan is intended to comply with the requirements of ERISA Section 404(c), the employer or the plan trustee is responsible for making sure that the investment options chosen constitute a broad range of investment choices as required by the Department of Labor ("DOL") Section 404(c) regulations.

Generally, for participant-directed plans, if you intend for your plan to comply with ERISA Section 404(c), you should, among other things:


o select the EQ/Money Market Fund if you select any of the EQ/Alliance Intermediate Government Securities, EQ/Alliance Quality Bond or EQ/High Yield Funds; or

o select the guaranteed interest option if you do not select any of the EQ/Money Market, EQ/Alliance Intermediate Government Securities, EQ/Alliance Quality Bond, EQ/High Yield or EQ/Alliance Small Cap Growth Funds.

If you select any of the EQ/Money Market, Alliance Bond, EQ/Alliance Intermediate Government Securities, EQ/Alliance Quality Bond or EQ/High Yield Funds and the guaranteed interest option, certain restrictions will apply to transfers out of the guaranteed interest option. The Alliance Bond Fund is available only to employer plans that signed an agreement to participate in that Fund through the RIA annuity contract prior to June 1, 1994, and, as described above, special transfer rules apply for these employer plans. If you add any of the Funds of Separate Account No. 66, the Alliance Bond Fund will no longer be subject to any transfer restrictions. However, transfers out of the guaranteed interest option will be subject to certain restrictions.



ALLOCATING PROGRAM CONTRIBUTIONS

We allocate contributions to the investment options in accordance with the allocation instructions provided to us by the plan trustee or the individual who the plan trustee has previously authorized in writing. Allocations may be made by dollar amounts or in any whole number percentages that total 100%.

Allocation changes may be made without charge, but may be subject to employer plan provisions that may limit or disallow such movements.


24  RIA

6. Distributions

--------------------------------------------------------------------------------

Keep in mind two sets of rules when considering distributions or withdrawals from RIA. The first are rules and procedures that apply to the investment options, exclusive of the provisions of your plan. We discuss those in this section. The second are rules specific to your plan, which are not described here.


Moreover, distribution and benefit payment options under a tax qualified retirement plan are subject to complicated legal requirements. A general explanation of the federal income tax treatment of distributions and benefit payment options is provided in "Tax information" later in this prospectus and the SAI. The participant should discuss his or her options with a qualified financial advisor. Our service consultants also can be of assistance. Certain plan distributions may be subject to a contingent withdrawal charge, federal income tax, and penalty taxes. See "Charges and expenses" and "Tax information" later in this prospectus.

AMOUNTS IN THE FUNDS. These are generally available for distribution at any time, subject to the provisions of your plan. Distributions from the Alliance Bond, Alliance Common Stock, Alliance Mid Cap Growth and Alliance Balanced Funds are permitted at any time. Distributions from remaining Funds are permitted at any time except if there is any delay in redemptions from the corresponding portfolio of EQ Advisors Trust, as applicable. See "When we pay proceeds" later in this prospectus.


AMOUNTS IN THE GUARANTEED INTEREST OPTION. These are generally available for distribution at any time, subject to the provisions of your plan. A deferred payout provision, however, applies to trustee-directed employer plans which are terminating their RIA contract. Under that provision, we can defer payment of the employer plan balance held in the guaranteed interest option, less the contingent withdrawal charge, by paying out the balance in six installments over five years. During the deferred payout period, we credit the balances upon which we defer payment with the current interest rate declared for each year. We also continue to deduct the ongoing operations fee monthly from the balance during the deferred payout period.

When we impose the deferred payout provision, any trustee-directed employer plan benefits becoming due during the deferred payout period will not be paid from the employer plan balance in the guaranteed interest option. If, however, sufficient funds are available, the benefits would be paid from the new funding vehicle for the trustee-directed employer plan.

Participant-directed employer plans are not subject to the deferred payout provision.


                                                               Distributions  25

                   ILLUSTRATION OF DEFERRED PAYOUT PROVISION



Transaction Date                       End of Year 1                    End of Year 2                     End of Year 3
------------------------------------------------------------------------------------------------------------------------------------
  guaranteed interest option       Balance 1                        Balance 2                         Balance 3
  Plan Assets                      + Interest                       + Interest                        + Interest
- Withdrawal Charge                - Operations Fee                 - Operations Fee                  - Operations Fee
-------------------                ----------------                 ----------------                  ----------------
Distribution Amount 1              Distribution Amount 2            Distribution Amount 3             Distribution Amount 4
Dist. Amt. 1  = 1st Payment        Dist. Amt. 2  = 2nd Payment      Dist. Amt. 3  = 3rd Payment       Dist. Amt. 4  = 4th Payment
--------------                     --------------                   --------------                    -------------
        6                                 5                                4                                 3
Dist. Amount 1                     Dist. Amount 2                   Dist. Amount 3                    Dist. Amount 4
- 1st Payment                      - 2nd Payment                    - 3rd Payment                     - 4th Payment
--------------                     --------------                   --------------                    --------------
      Balance 1 (arrow right)             Balance (arrow right)            Balance (arrow right)             Balance (arrow right)



Transaction Date                        End of Year 4                 End of Year 5
------------------------------------------------------------------------------------------
 guaranteed interest option       Balance 4                          Balance 5
 Plan Assets                      + Interest                         + Interest
- Withdrawal Charge               - Operations Fee                   - Operations
--------------------              -----------------                  ---------------
Distribution Amount 1             Distribution Amount 5              Final Distribution
Dist. Amt. 1  = 1st Payment       Dist. Amt. 5  = 5th Payment
-------------                     -------------
        6                                2
Dist. Amount 1                    Dist. Amount 5
- 1st Payment                     - 5th Payment
--------------                    --------------
      Balance 1 (arrow right)              Balance (arrow right)

26 Distributions

7. Optional participant recordkeeping services

--------------------------------------------------------------------------------

SERVICES PROVIDED. If you elect the PRS program, we:

o establish an individual participant account for each participant covered by your plan based on data you provide;

o receive and deposit contributions on behalf of participants to individual participant accounts;

o maintain records reflecting, for each participant, contributions, transfers, loan transactions, withdrawals and investment experience and interest accrued, as applicable, on an individual participant's proportionate values in the plan;

o provide to you individual participant's reports reflecting the activity in the individual participant's proportionate interest in the plan; and

o process transfers and distributions of the participant's portion of his or her share of the employer plan assets among the investment options as you instruct.

You are responsible for providing Equitable Life with required information and for complying with our procedures relating to the PRS program. We will not be liable for errors in recordkeeping if the information you provide is not provided on a timely basis or is incorrect. The plan administrator retains full responsibility for the income tax withholding and reporting requirements including required notices to the plan participants, as set forth in the federal income tax rules and applicable Treasury Regulations.

INVESTMENT OPTIONS. You must include the guaranteed interest option in the investment options if you select PRS.


FEES. We charge an annual fee of $25 per active participant paid in twelve equal monthly installments of $2.08. We deduct the fee from the amounts attributable to each individual participant at the end of each month by means of a reduction of units or a cash withdrawal from the guaranteed interest option. We retain the right to change the fee upon 30 days' notice to the employer. See "Charges and expenses" later in this Prospectus.


ENROLLMENT. You may enroll for PRS at the time your plan is established with us under RIA, or at any time thereafter. Enrollment is subject to our approval, at our sole discretion. We have summarized the main features of PRS here, and participation in this aspect of the RIA program is subject to the terms set forth in the participation agreement (including any separate supplementary agreement) entered into between you and us.


                                 Optional participant recordkeeping services  27

8. Charges and expenses

--------------------------------------------------------------------------------

You will incur two general types of charges under RIA:

(1) Charges reflected as reductions in the unit values of the Funds which are recorded as expenses of the Fund. These charges apply to all amounts invested in RIA, including installment payout option payments.

(2) Charges stated as a defined percentage or fixed dollar amount and deducted by reducing the number of units in the appropriate Funds and the dollars in the guaranteed interest option.

We make no deduction from your contributions for sales expenses.


CHARGES REFLECTED IN THE UNIT VALUES


INVESTMENT MANAGEMENT AND ACCOUNTING FEES

The computation of unit values for the Alliance Bond, Alliance Common Stock, Alliance Mid Cap Growth and Alliance Balanced Funds reflects fees we charge for investment management and accounting. We receive fees for investment management and financial accounting services we provide for these Funds, as well as a portion of our related administrative costs. This fee is charged daily at an effective annual rate of .50% of the net assets of the Alliance Bond, Alliance Common Stock, Alliance Mid Cap Growth and Alliance Balanced Funds.



ADMINISTRATIVE CHARGE FOR CERTAIN OF THE FUNDS OF SEPARATE ACCOUNT NO. 66

We make a daily charge at an annual rate of 0.05% of the assets invested in certain of the Funds of Separate Account No. 66 as indicated under the "Fee Table" earlier in this prospectus. The charge is designed to reimburse us for our costs in providing administrative services in connection with the contracts.



INDIRECT EXPENSES BORNE BY THE FUNDS


ANNUAL EXPENSES OF EQ ADVISORS TRUST. The Funds that invest in portfolios of EQ Advisors Trust are indirectly subject to investment advisory and other expenses charged against assets of their corresponding portfolios. These expenses are described in the prospectus for EQ Advisors Trust attached at the end of this prospectus.



CHARGES WHICH REDUCE THE NUMBER OF UNITS

CONTINGENT WITHDRAWAL CHARGE

We may impose a contingent withdrawal charge ("CWC") against withdrawals made from any of the Funds or the guaranteed interest option at any time up to and including the ninth anniversary of the date on which the employer plan began its participation in RIA. The CWC is designed to recover the unamortized sales and promotion expenses and initial enrollment expenses incurred by us.

We will not apply a CWC against amounts withdrawn for the purpose of making benefit distribution payments unless such withdrawals are made (i) on or after the date of discontinuance of an employer plan's participation in RIA or (ii) as a result of a full or partial termination, within the meaning of applicable Internal Revenue Service ("IRS") or court interpretations.

We will apply a CWC against amounts withdrawn for purposes of making benefit payments to participants who terminated employment either voluntarily or involuntarily, but only when such terminations are attributable to (i) the employer's merger with another company, (ii) the sale of the employer or (iii) the bankruptcy of the employer which leads to the full or partial termination of the plan or the discontinuance of the employer plan's participation in RIA.

We do not apply a CWC on transfers between the investment options. However, we do apply a CWC to withdrawals from RIA for the purpose of transferring to another funding vehicle under the employer plan, unless an officer of Equitable Life agrees, in writing, to waive this charge. We do not consider withdrawals from RIA for the purpose of paying plan expenses or the premium on a life insurance policy, including one held under the employer plan, to be in-service withdrawals or any other type of benefit distribution. These withdrawals are subject to the CWC.

The amount of any CWC is determined in accordance with the rate schedule set forth below. We include outstanding loan balances in the plan's assets for purposes of assessing the CWC.



---------------------------------------------------------
    Withdrawal in
 Participation Years      Contingent Withdrawal Charge
---------------------------------------------------------
        1 or 2             6% of Amount Withdrawn
        3 or 4                       5%
        5 or 6                       4%
        7 or 8                       3%
          9                          2%
     10 and later                    0%
---------------------------------------------------------

Benefit distribution payments are those payments that become payable with respect to participants under the terms of the employer plan as follows:

1.    as the result of the retirement, death or disability of a participant;

2.    as the result of a participant's separation from service as defined under
      Section 402(d)(4)(A) of the Code;

3. in connection with a loan transaction, if the loan is repaid in accordance with its terms;

4.    as a minimum distribution pursuant to Section 401(a)(9) of the Code;

5.    as a hardship withdrawal pursuant to Section 401(k) of the Code;


28  Charges and expenses

6. pursuant to a qualified domestic relations order ("QDRO") under Section 414(p) of the Code, but only if the QDRO specifically requires that the plan administrator withdraw amounts for payment to an alternate payee;

7. as a result of an in-service withdrawal attributable to the after-tax contributions of a participant; or

8. as a result of an in-service withdrawal from a profit-sharing plan after meeting a minimum number of years of service and/or participation in the plan, and the attainment of a minimum age specified in the plan.

Prior to any withdrawal from RIA for benefit distribution purposes, Equitable Life reserves the right to receive from the employer and/or trustees of the plan, evidence satisfactory to it that such benefit distribution conforms to at least one of the types mentioned above.


ONGOING OPERATIONS FEE

The ongoing operations fee is based on the combined net balances (including any outstanding loan balance) of an employer plan in the investment options at the close of business on the last business day of each month. The amount of the ongoing operations fee is determined under the rate schedule that applies to the employer plan. Unless you make other arrangements, we deduct the charge from employer plan balances at the close of business on the last business day of the following month.

Set forth below is the rate schedule for employer plans which adopted RIA after February 9, 1986. Information concerning the rate schedule for employer plans that adopted RIA on or before February 9, 1986 is included in the SAI under "Additional information about RIA."

---------------------------------------------
    Combined balance          Monthly
 of investment options         Rate
---------------------------------------------
    First  $  150,000       1/12 of 1.25%
    Next   $  350,000       1/12 of 1.00%
    Next   $  500,000       1/12 of 0.75%
    Over   $1,000,000       1/12 of 0.50%
---------------------------------------------

The ongoing operations fee is designed to cover such expenses as contract underwriting and issuance for employer plans, employer plan-level recordkeeping, processing transactions and benefit distributions, administratively maintaining the investment options, commissions, promotion of RIA, administrative costs (including certain enrollment and other servicing costs), systems development, legal and technical support, product and financial planning and part of our general overhead expenses. Administrative costs and overhead expenses include such items as salaries, rent, postage, telephone, travel, office equipment and stationery, and legal, actuarial and accounting fees.


PARTICIPANT RECORDKEEPING SERVICES CHARGE


The PRS is an optional service. If you elect this service, we charge a per participant annual fee of $25. We deduct this fee on a monthly basis at the rate of $2.08 per participant. We determine the amount of the fee for an employer plan at the close of business on the last business day of each month based on the number of participants enrolled with us at that time. Unless you make other arrangements, we deduct this fee from the balances attributable to each participant in the investment options at the close of business on the last business day of the following month. The PRS fee covers expenses incurred for establishing and maintaining individual records, issuing statements and reports for individual employees and employer plans, and processing individual transactions and benefit distributions. We are not responsible for reconciling participants' individual account balances with the entire amount of the employer plan where we do not maintain individual account balances.



LOAN FEE


We charge a loan fee in an amount equal to 1% of the amount withdrawn as loan principal on the date the plan loan is made.



OTHER BILLING ARRANGEMENTS

The ongoing operations and participant recordkeeping services fees can be paid by a direct billing arrangement we have with the employer subject to a written agreement between Equitable Life and the employer.


INDIVIDUAL ANNUITY CHARGES

ANNUITY ADMINISTRATIVE CHARGE. If a participant elects an annuity payout option, we deduct a $175 charge from the amount used to purchase the annuity. This charge reimburses us for administrative expenses associated with processing the application for the annuity and issuing each month's annuity payment.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES. We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed by us varies by state and ranges from 0% to 1% (1% in Puerto Rico).


GENERAL INFORMATION ON FEES AND CHARGES

We reserve the right (1) to change from time to time the charges and fees described in this prospectus upon prior notice to the employer and (2) to establish separate fee schedules for requested non-routine administrative services and for newly scheduled services not presently contemplated under the contracts.


                                                        Charges and expenses  29

9. Tax information

--------------------------------------------------------------------------------

President Bush signed the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") on June 7, 2001. Many of the provisions of EGTRRA began to be effective on January 1, 2002 and are phased in during the first decade of the twenty-first century. In the absence of future legislation, all of the amendments made by EGTRRA will no longer apply after December 31, 2010, and the law in effect in 2001 will apply again. In general, EGTRRA liberalizes contributions that can be made to all types of tax-favored retirement plans. In addition to increasing amounts that can be contributed and permitting individuals over age 50 to make additional contributions, EGTRRA also permits rollover contributions to be made between different types of tax-favored retirement plans. Please discuss with your tax advisor how EGTRRA affects your personal financial situation.

Employer retirement plans that may qualify for tax-favored treatment are governed by the provisions of the Code and ERISA. The Code is administered by the IRS. ERISA is administered primarily by the DOL.

Provisions of the Code and ERISA include requirements for various features including:

o   participation, vesting and funding;

o   nondiscrimination;

o   limits on contributions and benefits;

o   distributions;

o   penalties;

o   duties of fiduciaries;

o   prohibited transactions; and

o   withholding, reporting and disclosure.

It is the responsibility of the employer, plan trustee and plan administrator to satisfy the requirements of the Code and ERISA.

This prospectus does not provide detailed tax or ERISA information. The following discussion briefly outlines the Code provisions relating to contributions to and distributions from certain tax-qualified retirement plans, although some information on other provisions is also provided. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and regulations or other interpretations thereof. In addition, federal tax laws and ERISA are continually under review by the Congress, and any changes in those laws, or in the regulations pertaining to those laws, may affect the tax treatment of amounts contributed to tax-qualified retirement plans or the legality of fiduciary actions under ERISA.

Certain tax advantages of tax-qualified retirement plans may not be available under certain state and local tax laws. This outline does not discuss the effect of any state or local tax laws. It also does not discuss the effect of federal estate and gift tax laws (or state and local estate, inheritance and other similar tax laws). This outline assumes that the participant does not participate in any other qualified retirement plan. Finally, it should be noted that many tax consequences depend on the particular jurisdiction or circumstances of a participant or beneficiary.

The provisions of the Code and ERISA are highly complex. For complete information on these provisions, as well as all other federal, state, local and other tax considerations, qualified legal and tax advisers should be consulted.



Certain tax advantages of a tax-qualified retirement plan may not be available under certain state and local tax laws. This outline does not discuss the effect of any state or local tax laws. It also does not discuss the effect of federal estate and gift tax laws (or state and local estate, inheritance and other similar tax laws). This outline assumes that the participant does not participate in any other qualified retirement plan. Finally, it should be noted that many tax consequences depend on the particular jurisdiction or circumstances of a participant or beneficiary.

We cannot provide detailed information on all tax aspects of the plans or contracts. Moreover, the tax aspects that apply to a particular person's plan or contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Rights or values under plans or contracts or payments under the contracts, for example, amounts due to beneficiaries, may be subject to gift or estate taxes. You should not rely only on this document, but should consult your tax advisor before your purchase.



BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT


Annuity contracts can be purchased in connection with retirement plans qualified under Code Section 401. How these arrangements work, including special rules applicable to each, are described below. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as RIA's, selection of investment funds and guaranteed interest option and choices of pay-out options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you select.



TAX ASPECTS OF CONTRIBUTIONS TO A PLAN

Corporations, partnerships and self-employed individuals can establish qualified plans for the working owners and their employees who participate in the plan. Qualified plans established by partnerships and sole proprietorships are frequently referred to as "Keogh" plans. Both employer and employee contributions to these plans are subject to a variety of limitations, some of which are discussed here briefly. See


30  Tax information
your tax adviser for more information. Violation of contribution limits may result in disqualification and/or imposition of monetary penalties. The trustee or plan administrator may make contributions on behalf of the plan participants which are deductible from the employer's federal gross income. Employer contributions which exceed the amount currently deductible are subject to a 10% penalty tax. There are special rules for corporate plans and Keogh plans which are top heavy plans (i.e., more than 60% of the contributions or benefits are allocated to certain highly compensated employees otherwise known as key employees).


The limits on the amount of contributions that can be made and/or forfeitures that can be allocated to each participant in defined contribution plans is the lesser of $40,000 or 100% of the compensation or earned income for each participant. In 2003, the employer may not consider compensation in excess of $200,000 in calculating contributions or benefits to the plan. This amount will be adjusted for cost-of-living changes in future years in $5,000 increments, rounded to the next lowest multiple of $5,000. For self-employed individuals, earned income is defined so as to exclude deductible contributions made to all tax-qualified retirement plans, including Keogh plans, and takes into account the deduction for one-half the individual's self-employment tax. Deductions for aggregate contributions to profit-sharing plans may not exceed 25% of all participants' compensation.


The deductible limits for corporate plans and Keogh plans which are defined benefit plans are based on the minimum funding standard determined by the plan actuary each year. No participant can receive a benefit which exceeds the lesser of (i) $160,000 or (ii) 100% of the participant's average compensation for the consecutive three-year period which results in the highest such average, or other applicable plan limit. The $160,000 limit is actuarially reduced for participants retiring prior to the social security retirement age and actuarially increased for participants retiring after the social security retirement age.

A qualified plan may allow the participant to direct the employer to make contributions which will not be included in the employee's income (elective deferrals) by entering into a salary reduction agreement with the employer under
Section 401(k) of the Code. The 401(k) plan, otherwise known as a cash or deferred arrangement, must not allow withdrawals of elective deferrals and the earnings thereon prior to the earliest of the following events: (i) attainment of age 59-1/2, (ii) death, (iii) disability, (iv) certain business dispositions and plan terminations or (v) termination of employment. In addition, in-service withdrawals of elective deferrals (but not earnings after 1988) may be made in the case of financial hardship.


A participant cannot elect to defer annually more than $12,000 in 2003 (which amount shall increase by $1,000 each year up to 2006) under all salary reduction arrangements with all employers in which the individual participates.

Effective January 1, 2003, employees who are at least age 50 at any time during the calendar year 2003 can make an additional $2,000 of "catch-up" elective deferrals if their plan so permits (which "catch-up" amount will increase by $1,000 each year through 2006).


Employer matching contributions to a 401(k) plan for self-employed individuals are no longer treated as elective deferrals, and are treated the same as employer matching contributions for other employees.


A qualified plan must not discriminate in favor of highly compensated employees. Two special nondiscrimination rules limit contributions and benefits for highly compensated employees in the case of (1) a 401(k) plan and (2) any defined contribution plan, whether or not a 401(k) plan, which provides for employer matching contributions to employee after-tax contributions or elective deferrals. Generally, these nondiscrimination tests require an employer to compare the deferrals or the aggregate contributions, as the case may be, made by the eligible highly compensated employees with those made by the non-highly compensated employees, although alternative simplified tests are available. Highly compensated participants include five percent owners and employees earning more than $90,000 for the prior year. (If desired the latter group can be limited to employees who are in the top 20% of all employees based on compensation.)


Certain 401(k) plans can adopt a "SIMPLE 401(k)" feature which will enable the plan to meet nondiscrimination requirements without testing. The SIMPLE 401(k) feature requires the plan to meet specified contribution, vesting and exclusive plan requirements.

Employers may adopt a safe harbor 401(k) arrangement. Under this arrangement, an employer agrees to offer a matching contribution equal to (a) 100% of salary deferral contributions up to 3% of compensation and (b) 50% of salary deferral contributions that exceed 3% but are less than 5% of compensation. These contributions must be nonforfeitable. If the employer makes these contributions and gives proper notification to plan participants, the plan is not subject to non-discrimination testing on salary deferral and the above contributions.


TAX ASPECTS OF DISTRIBUTIONS FROM A PLAN

Amounts held under qualified plans are generally not subject to federal income tax until benefits are distributed to the participant or other recipient. In addition, there will not be any tax liability for transfers of any part of the value of an employer plan among the Funds.

The various types of benefit payments include withdrawals, annuity payments and lump sum distributions. Each benefit payment made to the participant or other recipient is generally fully taxable as ordinary income. An exception to this general rule is made, however, to the extent a distribution is treated as a recovery of after-tax contributions made by the participant.

In addition to income tax, the taxable portion of any distribution may be subject to a 10% penalty tax. See "Penalty tax on premature distributions" below.


INCOME TAXATION OF WITHDRAWALS

The amount of any partial distribution prior to the annuity starting date is treated as ordinary income except to the extent the distribution is treated as a withdrawal of after-tax contributions. Withdrawals from a qualified plan are normally treated as pro rata withdrawals of after-tax contributions and earnings on those contributions. If the plan allowed withdrawals prior to separation from service as of May 5, 1986, however, all after-tax contributions made prior to January 1,


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1987 may be withdrawn tax free prior to withdrawing any taxable amounts if properly accounted for by the plan.

As discussed below in "Certain rules applicable to plan loans," taking a loan or failing to repay an outstanding loan as required may, in certain situations, be treated as a taxable distribution.


INCOME TAXATION OF ANNUITY PAYMENTS

In the case of a distribution in the form of an annuity, the amount of each annuity payment is treated as ordinary income except where the participant has a cost basis in the annuity.

The cost basis is equal to the amount of after-tax contributions, plus any employer contributions that had to be included in gross income in prior years. If the participant has a cost basis in the annuity, a portion of each payment received will be excluded from gross income to reflect the return of the cost basis. The remainder of each payment will be includable in gross income as ordinary income. The excludable portion is based on the ratio of the participant's cost basis in the annuity on the annuity starting date to the expected return, generally determined in accordance with a statutory table, under the annuity as of such date. The full amount of the payments received after the cost basis of the annuity is recovered is fully taxable. If there is a refund feature under the annuity, the beneficiary of the refund may recover the remaining cost basis as payments are made. If the participant (and beneficiary under a joint and survivor annuity) die prior to recovering the full cost basis of the annuity, a deduction is allowed on the participant's (or beneficiary's) final tax return.


INCOME TAXATION OF LUMP SUM DISTRIBUTIONS

If benefits are paid in a lump sum, the payment may be eligible for the special tax treatment accorded lump sum distributions. In certain limited cases, the distribution may be eligible for favorable ten year averaging and long-term capital gain treatment.


ELIGIBLE ROLLOVER DISTRIBUTIONS

Many types of distributions from qualified plans are "eligible rollover distributions" that can be rolled over directly to another qualified plan or a traditional individual retirement arrangement ("IRA"), an annuity under Section 403(b) of the Code or a retirement plan under section 457 of the Code, or rolled over to another plan or IRA within 60 days of receipt by the individual. Employee's surviving spouse may roll over distributions to a qualified plan, IRA, 403(b) qualified annuity, Section 457 plan or 403(b) Tax Shelter Annuity. To the extent a distribution is rolled over, it remains tax deferred. Distributions not rolled over directly, however, are subject to 20% mandatory withholding. See "Federal income tax withholding" below.

Most distributions will generally be an "eligible rollover distribution" unless the distribution falls within the following list of exceptions:

o one of a series of substantially equal periodic payments made (not less frequently than annually);


    (a) for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and his or her designated beneficiary in accordance with IRS formulas, or


    (b)  for a specified period of ten years or more.

o   hardship withdrawals;

o any distribution to the extent it is a required distribution under Section 401(a)(9) of the Code (see "Distribution requirements and limits" below);

o certain corrective distributions in plans subject to Sections 401(k), 401(m) or 402(g) of the Code;

o loans that are treated as deemed distributions under Section 72(p) of the Code;

o P.S. 58 costs (incurred if the plan provides life insurance protection for participants);

o dividends paid on employer securities as described in Section 404(k) of the Code; and

o   a distribution to a non-spousal beneficiary.

If a distribution is made to a participant's surviving spouse, or to a current or former spouse under a qualified domestic relations order, the distribution may be an eligible rollover distribution, subject to mandatory 20% withholding, unless one of the exceptions described above applies.


PENALTY TAX ON PREMATURE DISTRIBUTIONS

An additional 10% penalty tax is imposed on all taxable amounts distributed to a participant who has not reached age 59-1/2 unless the distribution falls within a specified exception or is rolled over into an IRA or other qualified plan. The specified exceptions are for:

(a)  distributions made on account of the participant's death or disability;

(b) distributions (which begin after separation from service) in the form of a life annuity or substantially equal periodic installments over the participant's life expectancy (or the joint life expectancy of the participant and the beneficiary);

(c)  distributions due to separation from active service after age 55 and

(d)  distributions used to pay certain extraordinary medical expenses.


FEDERAL INCOME TAX WITHHOLDING

Mandatory federal income tax withholding at a 20% rate will apply to all "eligible rollover distributions" unless the participant elects to have the distribution directly rolled over to another qualified plan or traditional IRA. See the "Eligible rollover distributions" above.

With respect to distributions that are not eligible rollover distributions, federal income tax must be withheld on the taxable portion of pension and annuity payments, unless the recipient elects otherwise. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of the distribution. Special rules may apply to foreign recipients, or United States citizens residing outside the United States. If a recipient does not have sufficient income tax withheld, or does not make sufficient estimated income tax payments, the recipient may incur penalties under the estimated income tax rules. Recipients should consult their tax advisers to determine whether they should elect out of withholding.


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Requests not to withhold federal income tax must be made in writing prior to receiving payments and submitted in accordance with the terms of the employer plan. No election out of withholding is valid unless the recipient provides the recipient's correct Taxpayer Identification Number and a U.S. residence address.


STATE INCOME TAX WITHHOLDING

Certain states have indicated that pension and annuity withholding will apply to payments made to residents of such states. In some states a recipient may elect out of state income tax withholding, even if federal withholding applies. It is not clear whether such states may require mandatory withholding with respect to eligible rollover distributions that are not rolled over (as described below under "Eligible rollover distributions" above). Contact your tax adviser to see how state withholding may apply to your payment.


DISTRIBUTION REQUIREMENTS AND LIMITS


Distributions must be made according to rules in the Code and Treasury Regulations and the terms of the plan. Treasury Regulations on required minimum distributions were proposed in 1987, revised in 2001 and finalized in 2002. The 2002 final Regulations apply beginning in January 2003. The 2002 final Regulations include Temporary Regulations applicable to annuity contracts used to fund plans. Certain provisions of the Temporary Regulations concerning the actuarial value of additional contract benefits which could have increased the amount required to be distributed from contracts have been suspended for 2003. However, these or similar provisions may apply in future years. Under transitional rules, the 1987 and 2001 proposed regulations may continue to apply to annuity payments. Please consult your plan administrator and tax advisor concerning applicability of these complex rules to your situation.


Distributions from qualified plans generally must commence no later than April 1st of the calendar year following the calendar year in which the participant reaches age 70-1/2 (or retires from the employer sponsoring the plan if later). Five percent owners of qualified plans must commence distribution after age 70-1/2 even if they are still working.

Distributions can generally be made:

(1)  in a lump sum payment;

(2)  over the life of the participant;

(3) over the joint lives of the participant and his or her designated beneficiary;

(4)  over a period not extending beyond the life expectancy of the participant;
     or

(5) over a period not extending beyond the joint life expectancies of the participant and his or her designated beneficiary.

The plan document will specify the options available to participants.

The minimum amount required to be distributed in each year after minimum distributions are required to begin is described in the Code, Treasury Regulations and IRS guidelines.


If the participant dies after required distribution has begun, the rules require that payment of the remaining interest under the plan must be made at least as rapidly as under the method used prior to the participant's death. If a participant dies before required distribution has begun, the rules require that payment of the entire interest under the plan must be completed within five years after death, unless payments to a designated beneficiary begin within one year of the participant's death and are made over the beneficiary's life or over a period certain which does not extend beyond the beneficiary's life expectancy. If the surviving spouse is the designated beneficiary, the spouse may delay the commencement of such payments up until the date that the participant would have attained age 70-1/2. Distributions received by a beneficiary are generally given the same tax treatment the participant would have received if distribution had been made to the participant.

If there is an insufficient distribution in any year, a 50% tax may be imposed on the amount by which the minimum required to be distributed exceeds the amount actually distributed. Failure to have distributions made as the Code and Treasury Regulations require may result in plan disqualification.


SPOUSAL REQUIREMENTS

In the case of many qualified retirement plans, if a participant is married at the time benefit payments become payable, unless the participant elects otherwise with written consent of the spouse, the benefit must be paid in the form of a qualified joint and survivor annuity ("QJSA"). A QJSA is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount which is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

CERTAIN RULES APPLICABLE TO PLAN LOANS

The following are federal tax and ERISA rules that apply to loan provisions of all employer plans. Employer plans may have additional restrictions. Employers and participants should review these matters with their own tax advisers before requesting a loan. There will not generally be any tax liability with respect to properly made loans in accordance with an employer plan. A loan may be in violation of applicable provisions unless it complies with the following conditions:

o With respect to specific loans made by the plan to a plan participant, the loan administrator determines the interest rate, the maximum term and all other terms and conditions of the loan.

o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence.

o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly.

o The amount of a loan to a participant, when aggregated with all other loans to the participant from all qualified plans of the employer, cannot exceed the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits, and cannot exceed $50,000 in any event. This $50,000 limit is reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding balance of plan loans on the date the loan was made.


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o For loans made prior to January 1, 1987 and not renewed, modified, renegotiated or extended after December 31, 1986 the $50,000 maximum aggregate loan balance is not required to be reduced, the quarterly amortization requirement does not apply, and the term of a loan may exceed five years if used to purchase the principal residence of the participant or a member of his or her family, as defined in the Code.

o Only 50% of the participant's vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant's vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security.

o Loans must be available to all plan participants, former participants who still have account balances under the plan, beneficiaries and alternate payees on a reasonably equivalent basis.

o Each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in the business of lending money for loans that would be made under similar circumstances.

o Many plans provide that the participant's spouse must consent in writing to the loan.

o Except to the extent permitted in accordance with the terms of a prohibited transaction exemption issued by the DOL, loans are not available (i) in a Keogh (non-corporate plan to an owner-employee or a partner who owns more than 10% of a partnership, or (ii) to 5% shareholders in an S corporation.


If the loan does not qualify under the conditions above, the participant fails to repay the interest or principal when due, or in some instances, if the participant separates from service or the plan is terminated, the amount borrowed or not repaid may be treated as a distribution. The participant may be required to include as ordinary income the unpaid amount due and a 10% penalty tax on early distributions may apply. The plan should report the amount of the unpaid loan balance to the IRS as a distribution. See "Tax aspects of distributions from a plan" earlier in this Prospectus.

The loan requirements and provisions of RIA shall apply regardless of the plan administrator's guidelines.

IMPACT OF TAXES TO EQUITABLE LIFE

Under existing federal income tax law, no taxes are payable on investment income and capital gains of the Funds that are applied to increase the reserves under the contracts. Accordingly, Equitable Life does not anticipate that it will incur any federal income tax liability attributable to income allocated to the variable annuity contracts participating in the Funds and it does not currently impose a charge for federal income tax on this income when it computes unit values for the Funds. If changes in federal tax laws or interpretations thereof would result in Equitable Life being taxed, then Equitable Life may impose a charge against the Funds (on some or all contracts) to provide for payment of such taxes.

CERTAIN RULES APPLICABLE TO PLANS DESIGNED TO COMPLY WITH SECTION 404(C) OF
ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the plan participant's or beneficiary's exercise of control. As a result, if the plan complies with Section 404(c) and the DOL regulation thereunder, the plan participant can make and is responsible for the results of his or her own investment decisions.

Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor, and the plan sponsor may choose not to comply with Section 404(c).

The RIA Program provides employer plans with the broad range of investment choices and information needed in order to meet the requirements of the Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor's responsibility to see that the requirements of the DOL regulation are met. Equitable Life and its agents shall not be responsible if a plan fails to meet the requirements of Section 404(c).


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ABOUT CHANGES OR TERMINATIONS

AMENDMENTS. The contracts have been amended in the past and we and the trustee under the Master Trust Agreement may agree to amendments in the future. No future change can affect annuity benefits in the course of payment. If certain conditions are met, we may: (1) terminate the offer of any of the investment options and (2) offer new investment options with different terms.

We may unilaterally amend or modify the contracts or the Master Retirement Trust without the consent of the employer or plan sponsor, as the case may be, in order to keep the contracts or the Master Retirement Trust in compliance with law.

TERMINATION. We can discontinue offering RIA at any time. Discontinuance of RIA would not affect annuities in the course of payment, but we would not accept further contributions. The employer may elect to maintain investment options balances with us to provide annuity benefits in accordance with the terms of the contracts. The employer may elect to discontinue the participation of the employer plan in RIA at any time upon advance written notice to us.

We may elect, upon written notice to the employer, to discontinue the participation of the employer plan in RIA if (1) the employer fails to comply with any terms of the Master Retirement Trust, (2) the employer fails to make the required minimum contributions, (3) as may be agreed upon in writing between Equitable Life and the employer if the plan fails to maintain minimum amounts of Funds invested in RIA, or (4) the employer fails to comply with any representations and warranties made by the employer, trustees or employer plan to Equitable Life in connection with the employer plan's participation in RIA.

At any time on or after the participation of the employer in RIA has been discontinued, we may withdraw the entire amount of the employer plan assets held in the investment options, and pay them to the trustee of the employer plan, subject to our right to defer payout of amounts held in the guaranteed interest option, less any applicable charges and fees and outstanding loan balances.


IRS DISQUALIFICATION

If your plan is found not to qualify under the Code, we can terminate your participation under RIA. In this event, we will withdraw the employer plan balances from the investment options, less applicable charges and fees and any outstanding loan balances, and pay the amounts to the trustees of the plan.


ABOUT THE SEPARATE ACCOUNTS

Each Fund is one, or part of one, of our separate accounts. We established the separate accounts under provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our Funds for owners of our variable annuity contracts, including our group annuity contracts. The results of each separate account's operations are accounted for without regard to Equitable Life's, or any other separate account's, operating results. We are the legal owner of all of the assets in the separate accounts and may withdraw any amounts we have in the separate accounts that exceed our reserves and other liabilities under variable annuity contracts. We reserve the right to take certain actions in connection with our operations and the operations of the Funds as permitted by applicable law. If necessary, we will seek approval by participants in RIA.

We established the Alliance Bond Fund in 1981, Alliance Common Stock and Alliance Mid Cap Growth Funds in 1969, and Alliance Balanced Fund in 1979. We established Separate Account No. 66, which holds the other Funds offered under the contract, in 1997.

Because of exclusionary provisions, none of the Funds are subject to regulation under the Investment Company Act of 1940, as amended ("1940 Act"). EQ Advisors Trust shares are purchased by Separate Account No. 66.


ABOUT EQ ADVISORS TRUST

EQ Advisors Trust is registered under the 1940 Act. It is classified as an "open-end management investment company," more commonly called a mutual fund. EQ Advisors Trust issues different shares relating to each portfolio.


Equitable Life serves as the investment manager of EQ Advisors Trust. As such, Equitable Life oversees the activities of the investment advisers with respect to EQ Advisors Trust and is responsible for retaining or discontinuing the services of those advisers. EQ Advisors Trust commenced operations on May 1, 1997.


EQ Advisors Trust does not impose sales charges or "loads" for buying and selling its shares. All dividends and other distributions on shares are reinvested in full. The Board of Trustees of EQ Advisors Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about EQ Advisors Trust, its investment objectives, policies, restrictions, risks, expenses, multiple class distribution systems, the Rule 12b-1 plan relating to the Class IB shares, and other aspects of its operations, appear in the prospectus for EQ Advisors Trust attached at the end of this Prospectus, or in its SAI, which is available upon request.


ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed interest option, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of exemptions and exclusionary provisions that apply, interests in the general account have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), nor is the


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general account an investment company under the Investment Company Act of 1940 Act. We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.



WHEN WE PAY PROCEEDS

Ordinarily we will apply proceeds to an annuity and make payments or withdrawals out of the investment options promptly after the date of the transaction. However, we can defer payments, apply proceeds to an annuity and process withdrawals from the Funds for any period during which the New York Stock Exchange is closed for trading, sales of securities are restricted or determination of the fair market value of assets of the Funds is not reasonably practicable because of an emergency. We may also defer withdrawals from the plan in installments in order to protect the interests of the other contract holder in a Fund.


WHEN TRANSACTION REQUESTS ARE EFFECTIVE

Transaction requests may be made by the authorized person for the employer plan as shown on our records, in written or facsimile form acceptable to us and signed by the employer. All requests will be effective on the business day we receive a properly completed and signed written or facsimile request for a financial transaction at the RIA service office. Transaction requests received after the end of a business day will be processed the next business day.

We will honor your properly completed transaction requests received via facsimile only if we receive a properly completed transaction form. The request form must be signed by an individual who the plan trustees have previously authorized in writing. We are not responsible for determining the accuracy of a transmission and are not liable for any consequences, including but not limited to, investment losses and lost investment gains, resulting from a faulty or incomplete transmission. If your request form is not properly completed, we will contact you within 24 hours of our receipt of your facsimile.

We will use our best efforts to acknowledge receipt of a facsimile transmission, but our failure to acknowledge or a failure in your receipt of such acknowledgment will not invalidate your transaction request. If you do not receive acknowledgment of your facsimile within 24 hours, contact the RIA service office at the toll free 800 number.


VOTING RIGHTS

No voting rights apply to any of the separate accounts or to the guaranteed interest option. We do, however, have the right to vote shares of EQ Advisors Trust held by the Funds.

If EQ Advisors Trust holds a meeting of shareholders, we will vote shares of the portfolios of EQ Advisors Trust allocated to the corresponding Funds in accordance with instructions received from employers, participants or trustees, as the case may be. Shares will be voted in proportion to the voter's interest in the Funds holding the shares as of the record date for the shareholders meeting. We will vote the shares for which no instructions have been received in the same proportion as we vote shares for which we have received instructions. Employers, participants or trustees will receive: (1) periodic reports relating to EQ Advisors Trust and (2) proxy materials, together with a voting instruction form, in connection with shareholder meetings.

Currently, we control EQ Advisors Trust. EQ Advisors Trust shares are sold to our separate accounts and an affiliated qualified plan trust. In addition, EQ Advisors Trust shares are held by separate accounts of insurance companies both affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the contract owners, we currently do not foresee any disadvantages because of this. The Board of Trustees of EQ Advisors Trust intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a response to any of those events insufficiently protects our contract owners, we will see to it that appropriate action is taken.


ABOUT LEGAL PROCEEDINGS

Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings is likely to have a material adverse effect upon the separate accounts, our ability to meet our obligations under RIA, or the distribution of group annuity contract interests under RIA.


ABOUT OUR INDEPENDENT ACCOUNTANTS


The financial statements listed below and incorporated in the SAI have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

o The financial statements for Separate Account Nos. 13, 10, 4, 3 and 66 as of December 31, 2002 and for each of the two years in the period then ended.

o The financial statements for Equitable Life as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002.



ABOUT THE TRUSTEE

As trustee, JP Morgan Chase Bank serves as a party to the group annuity contracts. It has no responsibility for the administration of RIA or for any distributions or duties under the group annuity contracts.


REPORTS WE PROVIDE AND AVAILABLE INFORMATION

We send the employer a report each quarter that shows transactions in the investment options during the quarter for the employer plan, the number of units in the Funds credited to the employer plan, the unit values and the balances in all of the investment options as of the end of the quarter. The employer automatically receives a confirmation notice following the processing of a financial investment option transaction.

The employer will also receive an annual report and a semiannual report containing financial statements of the Funds and a list of the


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Funds' or Trust's portfolio securities. As permitted by the SEC's rules, we omitted certain portions of the registration statement filed with the SEC from this prospectus and the SAI. You may obtain the omitted information by: (1) requesting a copy of the registration statement from the SEC's principal office in Washington, D.C., and paying prescribed fees, or (2) by accessing the EDGAR Database at the SEC's Web site at www.sec.gov.


ACCEPTANCE AND RESPONSIBILITIES

The employer or plan sponsor, as the case may be: (1) is solely responsible for determining whether RIA is a suitable funding vehicle and (2) should carefully read the prospectus and other materials before entering into a participation or installation agreement.

Our duties and responsibilities are limited to those described in this prospectus. Except as explicitly set forth in the PRS program, we do not provide administrative services in connection with an employer plan. In addition, no financial professional or firm operated by a financial professional is authorized to solicit or agree to perform plan administrative services in his capacity as a financial professional. If an employer or trustee engages a financial professional to provide administrative support services to an employer plan, the employer or trustee engages that financial professional as its representative rather than Equitable Life's. We are not liable to any employer, trustee or employer plan for any damages arising from or in connection with any plan administration services performed or agreed to be performed by a financial professional.


ABOUT REGISTERED UNITS

This prospectus relates to our offering of units of interest in the Funds that are registered under the 1933 Act. Financial data and other information contained in this prospectus may refer to such "registered units," as offered in the RIA program. We also offer units under RIA to retirement plans maintained by corporations or governmental entities (collectively, "corporate plans"). However, because of an exemption under the 1933 Act, these corporate plan units are not registered under the 1933 Act or covered by this prospectus.


ASSIGNMENT AND CREDITORS' CLAIMS

Employers and plan participants cannot assign, sell, alienate, discount or pledge as collateral for a loan or other obligation to any party the employer plan balances and rights under RIA, except to the extent allowed by law for a QDRO as that term is defined in the Code. (This reference to a loan does not apply to a loan under RIA.) Proceeds we pay under our contracts cannot be assigned or encumbered by the payee. We will pay all proceeds under our contracts free from the claims of creditors to the extent allowed by law.


DISTRIBUTION OF THE CONTRACTS

AXA Advisors, LLC ("AXA Advisors"), the successor to EQ Financial Consultants, Inc. and an affiliate of Equitable Life, is the distributor of the contracts and has responsibility for sales and marketing functions of the contracts. AXA Advisors is registered with the SEC as a broker-dealer and a member of the National Association of Securities Dealers, Inc. The principal business address of AXA Advisors is 1290 Avenue of the Americas, New York, New York 10104.

The contracts will be sold by financial professionals who are registered representatives of AXA Advisors and its affiliates, who are also our licensed insurance agents. AXA Advisors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with Equitable Life. The offering of the contracts is intended to be continuous.


COMMISSIONS AND SERVICE FEES WE PAY

Financial professionals who assist in establishing an employer plan in RIA and providing necessary services (not including recordkeeping services) are entitled to receive commissions and service fees from us. We pay these commissions and fees, and they are not in addition to the fees and charges we describe in "Charges and expenses" earlier in this Prospectus. Any service fees we pay to financial professionals are contingent upon their providing service satisfactory to us. While the charges and expenses that we receive from a RIA employer plan initially may be less than the commissions and service fees we pay to financial professionals, we expect that over time those charges and expenses we collect will be adequate to cover all of our expenses.

Certain retirement plans that use RIA may allow employer plan assets to be used in part to buy life insurance policies rather than applying all of the contributions to RIA. Financial professionals will receive commissions on any such Equitable Life insurance policies at standard rates. These commissions are subject to regulation by state law and are at rates higher than those applicable to commissions payable for placing an employer plan under RIA.


                                                            More information  37

Appendix: Condensed financial information

--------------------------------------------------------------------------------


These selected per unit data and ratios for the years ended December 31, 2002 through 1993 have been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, in their reports included in the SAI. The financial statements of each of the Funds as well as the consolidated financial statements of Equitable Life are contained in the SAI. Information is provided for the period that each Fund has been available under RIA, but not longer than ten years.



SEPARATE ACCOUNT NO. 13 -- POOLED (ALLIANCE BOND FUND) OF
THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


INCOME, EXPENSES AND CAPITAL CHANGES PER REGISTERED UNIT OUTSTANDING DURING THE
         PERIOD INDICATED AND OTHER SUPPLEMENTARY DATA (NOTES E AND F)



------------------------------------------------------------------------------------------------------------------------------------
                                                               Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------
                    2002       2001       2000       1999       1998       1997       1996       1995       1994       1993
------------------------------------------------------------------------------------------------------------------------------------
Income               $  2.99    $  3.88    $  3.77    $  3.27    $  3.25    $  3.29    $  3.09    $  3.07    $  2.32    $  2.18
Expenses
  (Note B)             (0.36)     (0.34)     (0.29)     (0.28)     (0.28)     (0.25)     (0.25)     (0.23)     (0.12)        --
------------------------------------------------------------------------------------------------------------------------------------
Net investment
  income                2.63       3.54       3.48       2.99       2.97       3.04       2.84       2.84       2.20       2.18
Net realized and
  unrealized
  gain (loss) on
  investments
  (Note C)              1.43       2.16       2.47      (3.20)      1.35       0.79      (1.49)      3.72      (2.99)      1.65
------------------------------------------------------------------------------------------------------------------------------------
Net increase
  (decrease) in
  unit value            4.06       5.70       5.95      (0.21)      4.32       3.83       1.35       6.56      (0.79)      3.83
Alliance Bond
  Fund unit
  value
  (Note A):
Beginning of
  Period               69.85      64.15      58.20      58.41      54.09      50.26      48.91      42.35      43.14      39.31
------------------------------------------------------------------------------------------------------------------------------------
End of Period        $ 73.91    $ 69.85    $ 64.15    $ 58.20    $ 58.41    $ 54.09    $ 50.26    $ 48.91    $ 42.35    $ 43.14
====================================================================================================================================
Ratio of expenses
  to average net
  assets
  (Note B)              0.50%      0.50%      0.50%      0.50%      0.50%      0.50%      0.50%      0.50%      0.36%       N/A
Ratio of net
  investment
  income to
  average net
  assets                3.75%      5.28%      5.81%      5.13%      5.26%      5.89%      5.81%      6.17%      5.12%      5.17%
Number of units
  outstanding at
  end of period            0          0          0        264      3,003      2,021      2,698      2,392      1,632        545
Portfolio turnover
  rate
  (Note D)               458%       212%       337%        88%       133%       188%       137%       288%       264%       254%
====================================================================================================================================


See Notes following tables.

                                   Appendix: Condensed financial information I-1

SEPARATE ACCOUNT NO. 10 -- POOLED (ALLIANCE BALANCED FUND) OF
THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


INCOME, EXPENSES AND CAPITAL CHANGES PER REGISTERED UNIT OUTSTANDING DURING THE
             PERIODS INDICATED AND OTHER SUPPLEMENTARY DATA (NOTE E)



                                                                Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------
                       2002       2001       2000       1999        1998       1997       1996       1995       1994       1993
------------------------------------------------------------------------------------------------------------------------------------
  Income             $  4.23    $  5.32    $  5.89    $  5.05     $  4.80    $  4.41    $  3.60    $  3.18      $  2.63    $  2.67
  Expenses
   (Note B)            (0.73)     (0.79)     (0.84)     (0.76)      (0.66)     (0.56)     (0.50)     (0.43)       (0.23)        --
------------------------------------------------------------------------------------------------------------------------------------
  Net investment
    income              3.50       4.53       5.05       4.29        4.14       3.85       3.10       2.75         2.40       2.67
  Net realized and
    unrealized gain
    (loss) on
    investments
    (Note C)          (16.02)    (11.65)     (8.98)     17.51       19.07      10.33       7.66      13.34        (9.48)      7.28
------------------------------------------------------------------------------------------------------------------------------------
  Net increase
    (decrease) in
    unit value        (12.52)     (7.12)     (3.93)     21.80       23.21      14.18      10.76      16.09        (7.08)      9.95
  Alliance Balanced
    Fund unit value
    (Note A):
  Beginning of
    Period            153.76     160.88     164.81     143.01      119.80     105.62      94.86      78.77        85.85      75.90
------------------------------------------------------------------------------------------------------------------------------------
  End of Period      $141.24    $153.76    $160.88    $164.81     $143.01    $119.80    $105.62    $ 94.86      $ 78.77    $ 85.85
====================================================================================================================================
  Ratio of expenses
    to average net
    assets
   (Note B)             0.50%      0.50%      0.50%      0.50%       0.50%      0.50%      0.50%      0.50%        0.30%       N/A
  Ratio of net
    investment
     income to
     average net
     assets             2.39%      2.93%      3.06%      2.88%       3.19%      3.42%      3.13%      3.19%        2.94%      3.31%
  Number of units
    outstanding at
    end of period      8,071      6,834      9,759     11,870      29,340     38,304     52,080     73,979       86,914     87,242
  Portfolio turnover
    rate
    (Note D)             288%       168%       145%        95%         89%       165%       177%       170%         107%       102%
====================================================================================================================================


See Notes following tables.

I-2 Appendix: Condensed financial information

SEPARATE ACCOUNT NO. 4 -- POOLED (ALLIANCE COMMON STOCK FUND) OF
THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


INCOME, EXPENSES AND CAPITAL CHANGES PER REGISTERED UNIT OUTSTANDING DURING THE
             PERIODS INDICATED AND OTHER SUPPLEMENTARY DATA (NOTE E)



                                                                Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------
                       2002         2001       2000       1999        1998      1997      1996       1995       1994       1993
------------------------------------------------------------------------------------------------------------------------------------
Income                $  2.07     $  3.00     $  3.61    $  4.02    $  3.57   $  3.39   $  2.99    $  3.98     $  3.83    $  3.69
Expenses
  (Note B)              (2.58)      (3.29)      (4.02)     (3.74)     (3.38)    (3.11)    (2.51)     (2.03)      (1.00)        --
------------------------------------------------------------------------------------------------------------------------------------
Net investment
  income (loss)         (0.51)      (0.29)      (0.41)      0.28       0.19      0.28      0.48       1.95        2.83       3.69
Net realized and
  unrealized gain
  (loss) on
  investments
  (Note C)            (167.15)    (137.35)    (149.19)    233.22     (18.53)   144.74     80.65     108.54       (8.98)     56.16
------------------------------------------------------------------------------------------------------------------------------------
Net increase
  (decrease) in
  unit value          (167.66)    (137.64)    (149.60)    233.50     (18.34)   145.02     81.13     110.49       (6.15)     59.85
Alliance Common
  Stock Fund unit
  value
  (Note A):
Beginning of
  Period               611.48      749.12      898.72     665.22     683.56    538.54    457.41     346.92      353.07     293.22
------------------------------------------------------------------------------------------------------------------------------------
End of Period         $443.82     $611.48     $749.12    $898.72    $665.22   $683.56   $538.54    $457.41     $346.92    $353.07
====================================================================================================================================
Ratio of expenses
  to average net
  assets
  (Note B)               0.50%       0.50%       0.50%      0.50%      0.50%     0.50%     0.50%      0.50%       0.30%       N/A
Ratio of net
  investment income
  (loss) to
  average net
  assets                (0.10)%     (0.04)%     (0.05)%     0.04%      0.03%     0.05%     0.10%      0.49%       0.81%      1.17%
Number of units
  outstanding at
  end of period         4,305       5,420       7,195     10,056     17,216    21,142    24,332     25,937      27,438     24,924
Portfolio turnover
  rate
  (Note D)                 39%        132%         48%        72%        71%       62%      105%       108%         91%        82%
====================================================================================================================================


See Notes following tables.

                                   Appendix: Condensed financial information I-3

SEPARATE ACCOUNT NO. 3 -- POOLED (ALLIANCE MID CAP GROWTH FUND) OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



INCOME, EXPENSES AND CAPITAL CHANGES PER REGISTERED UNIT OUTSTANDING DURING THE
             PERIODS INDICATED AND OTHER SUPPLEMENTARY DATA (NOTE E)



                                                                Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------
                       2002         2001       2000       1999        1998      1997      1996       1995        1994       1993
------------------------------------------------------------------------------------------------------------------------------------
Income                $  0.36     $  0.80    $  1.70    $  1.61    $  1.42     $  1.08   $  1.33    $  0.98    $  0.71    $  1.01
Expenses
  (Note B)              (0.69)      (0.89)     (1.15)     (1.06)     (1.13)      (1.13)    (0.98)     (0.75)     (0.37)        --
------------------------------------------------------------------------------------------------------------------------------------
Net investment
  income
  (loss)                (0.33)      (0.09)      0.55       0.55       0.29       (0.05)     0.35       0.23       0.34       1.01
Net realized
  and unrealized
  gain (loss) on
  investments
  (Note C)             (49.92)     (36.98)    (31.20)     34.80     (31.58)      25.34     38.04      40.49      (5.81)     17.43
------------------------------------------------------------------------------------------------------------------------------------
Net increase
  (decrease)
  in unit value        (50.25)     (37.07)    (30.65)     35.35     (31.29)      25.29     38.39      40.72      (5.47)     18.44
Alliance Mid
  Cap Growth
  Fund unit
  value
  (Note A):
Beginning of
  Period               170.69      207.76     238.41     203.06     234.35      209.06    170.67     129.95     135.42     116.98
------------------------------------------------------------------------------------------------------------------------------------
End of Period         $120.44     $170.69    $207.76    $238.41    $203.06     $234.35   $209.06    $170.67    $129.95    $135.42
====================================================================================================================================
Ratio of
  expenses to
  average net
  assets
  (Note B)               0.50%       0.50%      0.50%      0.50%      0.50%       0.50%     0.50%      0.50%      0.30%       N/A
Ratio of net
  investment
  income
  (loss) to
  average net
  assets                (0.24)%     (0.05)%     0.24%      0.27%      0.13%      (0.02)%    0.18%      0.15%      0.25%      0.82%
Number of units
  outstanding
  at end of
  period                4,909       5,338      7,276     10,300     21,322      27,762    26,777     26,043     26,964     23,440
Portfolio turn-
  over rate
  (Note D)                161%        200%       136%       108%       195%        176%      118%       137%        94%        83%
====================================================================================================================================



See Notes following tables.


I-4 Appendix: Condensed financial information

Notes:

A. The values for a registered Alliance Bond Fund, Alliance Balanced Fund, Alliance Common Stock Fund and Alliance Mid Cap Growth Fund unit on May 1, 1992, January 23, 1985, April 8, 1985 and July 7, 1986, the first date on which payments were allocated to purchase registered units in each Fund, were $36.35, $28.07, $84.15 and $44.82, respectively.


B. Certain expenses under RIA are borne directly by employer plans participating in RIA. Accordingly, those charges and fees discussed in "Charges and expenses" earlier in this prospectus, are not included above and did not affect the Fund unit values. Those charges and fees are recovered by Equitable Life through an appropriate reduction in the number of units credited to each employer plan participating in the Fund unless the charges and fees are billed directly to and paid by the employer. The dollar amount recovered is included under the caption "For Contributions and Withdrawals" as administrative fees and asset management fees in the Statement of Changes in Net Assets for each Fund, which appear in the Financial Statements in the SAI.

   As of June 1, 1994, the annual investment management and financial accounting fee is deducted from the assets of the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds and is reflected in the computation of their unit values. If all charges and fees had been made directly against employer plan assets in the Funds and had been reflected in the computation of Fund unit value, RIA registered unit expenses would have amounted to $0.64, $2.43, $8.72 and $2.33 for the year ended December 31, 2002 on a per unit basis for the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds, respectively. For the same reporting periods, the ratio of expenses to average net assets attributable to registered units would have been (on an annualized basis), 0.91%, 1.66%, 1.68% and 1.68% for the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds, respectively. (See Note F.)

C. See Note 2 to Financial Statements of Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 (Pooled) which appear in the SAI.

D. The portfolio turnover rate excludes all short-term U.S. Government securities and all other securities whose maturities at the time of acquisition were one year or less. The rate stated is the annual turnover rate for the entire Separate Account Nos. 13 -- Pooled, 10 -- Pooled, 4 -- Pooled and 3 -- Pooled.

E. Income, expenses, gains and losses shown above pertain only to employer plans' accumulations attributable to RIA registered units. Other plans and trusts also participate in Separate Account Nos. 13 -- Pooled, 10 -- Pooled, 4 -- Pooled and 3 -- Pooled and may have operating results and other supplementary data different from those shown above.

F. Because contractholders withdrew their participating interest in Separate Account No. 13 during March of 2000, the per unit data and ratios shown are hypothetical for these registered units. However, the per unit data and ratios developed are based upon actual values for non-registered units of Separate Account No. 13, which carry fees and expenses identical to those imposed upon registered units of the Separate Account.



                                   Appendix: Condensed financial information I-5

SEPARATE ACCOUNT NO. 66 (POOLED) UNIT VALUES AND NUMBER OF REGISTERED UNITS OUTSTANDING




                                     EQ/Alliance
                      EQ/Alliance   Intermediate                    EQ/Alliance    EQ/Alliance    EQ/Alliance
                        Growth       Government      EQ/Alliance      Premier        Quality      Small Cap     EQ/Alliance
                      and Income     Securities    International      Growth          Bond          Growth       Technology
                         Fund           Fund            Fund           Fund           Fund           Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1994     $  99.81       $  98.94              --              --      $  99.83             --            --
------------------------------------------------------------------------------------------------------------------------------------
Number of units
outstanding at
December 31, 1994          192             --              --              --            --             --            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1995     $ 123.78       $ 112.07        $ 104.60              --      $ 116.76             --            --
------------------------------------------------------------------------------------------------------------------------------------
Number of units
outstanding at
December 31, 1995        1,323            248              --              --            52             --            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1996     $ 148.57       $ 116.24        $ 114.80              --      $ 122.96             --            --
------------------------------------------------------------------------------------------------------------------------------------
Number of units
outstanding at
December 31, 1996        2,078            593             853              --            --             --            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1997     $ 188.22       $ 124.66        $ 111.25              --      $ 134.14       $ 114.18            --
------------------------------------------------------------------------------------------------------------------------------------
Number of units
outstanding at
December 31, 1997        6,083            783           1,531              --           270          2,235            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1998     $ 227.38       $ 134.24        $ 122.93              --      $ 145.72       $ 109.25            --
------------------------------------------------------------------------------------------------------------------------------------
Number of units
outstanding at
December 31, 1998        6,500          1,110           1,659              --         1,038          1,625            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1999     $ 269.68       $ 134.36        $ 169.30        $ 113.69      $ 142.73       $ 139.67            --
------------------------------------------------------------------------------------------------------------------------------------
Number of units
outstanding at
December 31, 1999        6,182          1,419           1,302              94         4,298          1,064            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2000     $ 293.68       $ 146.61        $ 130.25        $  92.79      $ 159.04       $ 159.12       $ 79.21
------------------------------------------------------------------------------------------------------------------------------------
Number of units
outstanding at
December 31, 2000        2,424             --           1,522           1,017         4,295          1,166           532
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2001     $ 289.75       $ 158.49        $ 100.42        $  70.55      $ 172.14       $ 138.34       $ 59.85
------------------------------------------------------------------------------------------------------------------------------------
Number of units
outstanding at
December 31, 2001        2,862             --           1,519           1,220         3,094            475           678
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2002     $ 228.60       $ 172.44        $  90.42        $  48.57      $ 185.72       $  96.68       $ 35.44
------------------------------------------------------------------------------------------------------------------------------------
Number of units
outstanding at
December 31, 2002        2,649             --           3,854           1,226         1,262            593           742
------------------------------------------------------------------------------------------------------------------------------------






I-6 Appendix: Condensed financial information

SEPARATE ACCOUNT NO. 66 (POOLED) UNIT VALUES AND NUMBER OF REGISTERED UNITS OUTSTANDING (CONTINUED)





------------------------------------------------------------------------------------------------------------------------------------
                                       EQ/Calvert      EQ/Capital     EQ/Capital     EQ/Capital    EQ/Emerging
                      EQ/Bernstein     Socially        Guardian       Guardian       Guardian       Markets      EQ/Equity
                      Diversified     Responsible   International     Research         U.S.          Equity         500
                       Value Fund        Fund            Fund           Fund        Equity Fund       Fund       Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1994            --              --             --              --             --            --      $ 101.71
------------------------------------------------------------------------------------------------------------------------------------
Number of units
outstanding at
December 31, 1994            --              --             --              --             --            --            10
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1995            --              --             --              --             --            --      $ 138.75
------------------------------------------------------------------------------------------------------------------------------------
Number of units
outstanding at
December 31, 1995            --              --             --              --             --            --           641
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1996            --              --             --              --             --            --      $ 169.72
------------------------------------------------------------------------------------------------------------------------------------
Number of units
outstanding at
December 31, 1996            --              --             --              --             --            --         3,856
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1997            --              --             --              --             --            --      $ 224.89
------------------------------------------------------------------------------------------------------------------------------------
Number of units
outstanding at
December 31, 1997            --              --             --              --             --            --         7,176
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1998            --              --             --              --             --      $ 111.23      $ 287.87
------------------------------------------------------------------------------------------------------------------------------------
Number of units
outstanding at
December 31, 1998            --              --             --              --             --            --        11,983
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1999       $ 95.43        $ 106.58       $ 128.61        $ 105.35       $ 101.11      $ 217.72      $ 346.38
------------------------------------------------------------------------------------------------------------------------------------
Number of units
outstanding at
December 31, 1999            --              --             --              --             --           197        12,855
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2000       $ 97.35        $ 103.48       $ 104.06        $ 111.58       $ 104.73      $ 130.53      $ 313.02
------------------------------------------------------------------------------------------------------------------------------------
Number of units
outstanding at
December 31, 2000            --              --              1              --             --           190         5,112
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2001       $ 98.39        $  88.27       $  82.32        $ 109.33       $ 102.63      $ 123.81      $ 275.50
------------------------------------------------------------------------------------------------------------------------------------
Number of units
outstanding at
December 31, 2001           156              --            301             263            538           209         3,528
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2002       $ 84.97        $  64.92       $  69.94        $  82.36       $  78.34      $ 116.49      $ 214.26
------------------------------------------------------------------------------------------------------------------------------------
Number of units
outstanding at
December 31, 2002           158              --            296             445            646           158         2,322
------------------------------------------------------------------------------------------------------------------------------------




                                   Appendix: Condensed financial information I-7

SEPARATE ACCOUNT NO. 66 (POOLED) UNIT VALUES AND NUMBER OF REGISTERED UNITS OUTSTANDING (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                EQ/Janus
                                       EQ/FI Mid    EQ/FI Small/     EQ/High   Large Cap   EQ/Lazard
                      EQ/Evergreen       Cap          Mid Cap        Yield       Growth    Small Cap     EQ/Marsico
                       Omega Fund        Fund        Value Fund       Fund        Fund     Value Fund    Focus Fund
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1994            --             --             --      $  98.99          --          --            --
------------------------------------------------------------------------------------------------------------------------------------
Number of units
outstanding at
December 31, 1994            --             --             --            --          --          --            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1995            --             --             --      $ 118.64          --          --            --
------------------------------------------------------------------------------------------------------------------------------------
Number of units
outstanding at
December 31, 1995            --             --             --            40          --          --            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1996            --             --             --      $ 145.72          --          --            --
------------------------------------------------------------------------------------------------------------------------------------
Number of units
outstanding at
December 31, 1996            --             --             --            69          --          --            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1997            --             --             --      $ 172.55          --          --            --
------------------------------------------------------------------------------------------------------------------------------------
Number of units
outstanding at
December 31, 1997            --             --             --         1,414          --          --            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1998            --             --       $ 105.06      $ 163.58          --          --            --
------------------------------------------------------------------------------------------------------------------------------------
Number of units
outstanding at
December 31, 1998            --             --             --           259          --          --            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1999      $ 105.75             --       $ 106.96      $ 158.02          --    $  97.39            --
------------------------------------------------------------------------------------------------------------------------------------
Number of units
outstanding at
December 31, 1999            --             --             32           187          --          --            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2000      $  93.36       $ 100.42       $ 112.45      $ 144.28     $ 84.32    $ 115.42            --
------------------------------------------------------------------------------------------------------------------------------------
Number of units
outstanding at
December 31, 2000             1             --             32           414          --          --            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2001      $  77.48       $  86.96       $ 116.95      $ 145.57     $ 64.96    $ 135.90      $ 106.25
------------------------------------------------------------------------------------------------------------------------------------
Number of units
outstanding at
December 31, 2001            16            123             37           464          --          57            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2002      $  58.87       $  70.90       $  99.75      $ 141.56     $ 45.27    $ 117.08      $  93.97
------------------------------------------------------------------------------------------------------------------------------------
Number of units
outstanding at
December 31, 2002            59            496            547           156          --         262            --
------------------------------------------------------------------------------------------------------------------------------------




I-8 Appendix: Condensed financial information

SEPARATE ACCOUNT NO. 66 (POOLED) UNIT VALUES AND NUMBER OF REGISTERED UNITS OUTSTANDING (CONTINUED)





------------------------------------------------------------------------------------------------------------------------------------
                                     EQ/MFS                             EQ/Putnam
                                    Emerging     EQ/MFS                  Growth &
                      EQ/Mercury     Growth    Investors     EQ/Money    Income       EQ/Putnam      EQ/Putnam
                     Basic Value   Companies     Trust       Market       Value     International     Voyager
                     Equity Fund      Fund       Fund        Fund         Fund       Equity Fund       Fund
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1994           --           --          --     $ 102.65           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Number of units
outstanding at
December 31, 1994           --           --          --           28           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1995           --           --          --     $ 108.49           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Number of units
outstanding at
December 31, 1995           --           --          --        1,374           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1996           --           --          --     $ 114.22           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Number of units
outstanding at
December 31, 1996           --           --          --        1,397           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1997           --           --          --     $ 120.35           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Number of units
outstanding at
December 31, 1997           --           --          --        1,351           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1998     $ 107.43     $ 123.19          --     $ 126.71     $ 113.78            --             --
------------------------------------------------------------------------------------------------------------------------------------
Number of units
outstanding at
December 31, 1998           --           30          --        1,249           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1999     $ 127.78     $ 213.94    $ 104.35     $ 132.95     $ 112.24      $ 136.14       $ 120.77
------------------------------------------------------------------------------------------------------------------------------------
Number of units
outstanding at
December 31, 1999          164        3,035          --          601           50            26             --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2000     $ 142.86     $ 173.64    $ 103.62     $ 141.19     $ 119.84      $ 119.37       $  99.31
------------------------------------------------------------------------------------------------------------------------------------
Number of units
outstanding at
December 31, 2000          110        3,680         478          438          475           125            400
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2001     $ 150.76     $ 114.52    $  87.07     $ 146.56     $ 111.68      $  93.68       $  75.02
------------------------------------------------------------------------------------------------------------------------------------
Number of units
outstanding at
December 31, 2001        1,078        2,173         472          653          487           459            448
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2002     $ 125.65     $  75.21    $  68.77     $ 148.67     $  90.40      $  78.10       $  55.26
------------------------------------------------------------------------------------------------------------------------------------
Number of units
outstanding at
December 31, 2002          228        1,328         466        4,189          487           605            389
------------------------------------------------------------------------------------------------------------------------------------




                                   Appendix: Condensed financial information I-9

                      (This page intentionally left blank)

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS
                                                                            Page

Fund Information                                                             2
General                                                                      2
Restrictions and requirements of the Alliance Bond,
  Alliance Balanced, Alliance Common Stock and
  Alliance Mid Cap Growth Funds                                              2

Certain investments of the Alliance Bond and
  Alliance Balanced Funds                                                    2
How we determine the unit value                                              4
EQ/Money Market Yield information                                            5
Brokerage fees and charges for securities transactions                       6
Additional information about RIA                                             7
Loan provisions                                                              7
Annuity benefits                                                             7
Amount of fixed-annuity payments                                             7
Ongoing operations fee                                                       8
Management for the Alliance Bond, Alliance Balanced,
  Alliance Common Stock and Alliance Mid Cap Growth Funds
  and Equitable Life                                                         8
Funds                                                                        8
Distribution of the contracts                                                8
Equitable Life                                                               9
Directors                                                                    9
Officer-Directors                                                           10
Other Officers                                                              10
Financial statements index                                                  12

Financial statements                                                         1


Send or Fax this request form to receive a Statement of Additional Information


To: The Equitable Life Assurance Society of the United States--RIA service office
    200 Plaza Drive--1st Floor
    Secaucus, NJ 07094-3689
    Fax: (201) 583-2304


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Please send me an Retirement Investment Account(R) SAI for May 1, 2003.



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(SAI__ (5/03))

Retirement Investment Account(R)

Statement of additional information dated
May 1, 2003
--------------------------------------------------------------------------------

This statement of additional information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus for our Retirement Investment Account(R) ("RIA"), dated May 1, 2003 ("prospectus"), and any supplements.

Terms defined in the prospectus have the same meaning in the SAI unless the context otherwise requires.

You can obtain a copy of the prospectus, and any supplements to the prospectus, from us free of charge by writing or calling the RIA service office listed on the back of this SAI, or by contacting your financial professional. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104 and our telephone number is (212) 554-1234.

TABLE OF CONTENTS


Fund information                                                             2
General                                                                      2
Restrictions and requirements of the Alliance Bond
     (Separate Account No. 13), Alliance Balanced
     (Separate Account No. 10), Alliance Common Stock
     (Separate Account No. 4) and Alliance Mid Cap Growth
     (Separate Account No. 3) Funds                                          2
Certain investments of the Alliance Bond and Alliance
     Balanced Funds                                                          2
How we determine the unit value                                              4
EQ/Money Market yield information                                            5
Brokerage fees and charges for securities transactions                       6
Additional information about RIA                                             7
Loan provisions                                                              7
Annuity benefits                                                             7
Amount of fixed-annuity payments                                             7
Ongoing operations fee                                                       8
Management for the Alliance Bond, Alliance
     Balanced, Alliance Common Stock and
     Alliance Mid Cap Growth Funds and
     Equitable Life                                                          8
Funds                                                                        8
Distribution of the Contracts                                                8
Equitable Life                                                               9
     Directors                                                               9
     Officer-Directors                                                      10
     Other Officers                                                         10
Financial statements index                                                  12
Financial statements                                                         1



   Copyright 2003. The Equitable Life Assurance Society of the United States
            1290 Avenue of the Americas, New York, New York 10104.

All rights reserved. Retirement Investment Account(R) is a service mark of The
            Equitable Life Assurance Society of the United States.


SAI 4ACS
                                                                          x00529

FUND INFORMATION

GENERAL

In our prospectus we discuss in more detail, among other things, the structure of the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds, their investment objectives and policies, including the types of portfolio securities that they may hold and levels of investment risks that may be involved, and investment management. We also summarize certain of these matters with respect to the Investment Funds and their corresponding portfolios. See "Investment options" in the prospectus.

Here we will discuss special restrictions, requirements and transaction expenses that apply to the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds, certain investments of the Alliance Bond Fund and determination of the value of units for all Funds, including some historical information. You can find information about the investment objectives and policies, as well as restrictions, requirements and risks pertaining to the corresponding EQ Advisors Trust portfolio in which the Investment Funds invest in the prospectus and SAI for EQ Advisors Trust.

RESTRICTIONS AND REQUIREMENTS OF THE ALLIANCE BOND, ALLIANCE BALANCED, ALLIANCE COMMON STOCK AND ALLIANCE MID CAP GROWTH FUNDS

Neither the Alliance Common Stock Fund nor the Alliance Balanced Fund will make an investment in an industry if that investment would cause either Fund's holding in that industry to exceed 25% of either Fund's assets.

The Alliance Bond Fund, Alliance Common Stock Fund and Alliance Mid Cap Growth Fund will not purchase or write puts or calls (options). The Alliance Balanced Fund's investment policies do not prohibit hedging transactions such as through the use of put and call options and stock index or interest rate futures. However, the Alliance Balanced Fund currently has no plans to enter into such transactions.

The following investment restrictions apply to the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds. None of those Funds will:

o trade in foreign exchange (except transactions incidental to the settlement of purchases or sales of securities for a Fund and contracts for the purchase or sale of a specific foreign currency at a future date at a price set at the time of the contract);

o make an investment in order to exercise control or management over a company;

o underwrite the securities of other companies, including purchasing securities that are restricted under the 1933 Act or rules or regulations thereunder (restricted securities cannot be sold publicly until they are registered under the 1933 Act), except as stated below;

o make short sales, except when the Fund has, by reason of ownership of other securities, the right to obtain securities of equivalent kind and amount that will be held so long as they are in short position;

o trade in commodities or commodity contracts (except the Alliance Balanced Fund is not prohibited from entering into hedging transactions through the use of stock index or interest rate futures);

o purchase real estate or mortgages, except as stated below. The Funds may buy shares of real estate investment trusts listed on stock exchanges or reported on the NASDAQ;

o have more than 5% of its assets invested in the securities of any one registered investment company. A Fund may not own more than 3% of a registered investment company's outstanding voting securities. The Fund's total holdings of registered investment company securities may not exceed 10% of the value of the Fund's assets;

o purchase any security on margin or borrow money except for short-term credits necessary for clearance of securities transactions;

o make loans, except loans through the purchase of debt obligations or through entry into repurchase agreements; or

o invest more than 10% of its total assets in restricted securities, real estate investments, or portfolio securities not readily marketable (The Alliance Common Stock Fund will not invest in restricted securities).

CERTAIN INVESTMENTS OF THE ALLIANCE BOND AND ALLIANCE BALANCED FUNDS

The following are brief descriptions of certain types of investments which may be made by the Alliance Bond and Alliance Balanced Funds and certain risks and investment techniques.


Mortgage pass-through securities. The Alliance Bond and Alliance Balanced Funds may invest in mortgage pass-through securities, which are securities representing interests in pools of mortgages. Principal and interest payments made on the mortgages in the pools are passed through to the holder of such securities. Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association, or "GNMA"), or guaranteed by agencies or instrumen-talities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers. The definition of pass-through mortgage related securities includes adjustable-rate securities ("ARMS"), commercial mortgage-backed securities ("CMBS") and dollar rolls.

Collateralized mortgage obligations. The Alliance Bond and Alliance Balanced Funds may invest in collateralized mortgage obligations ("CMOs"). CMOs are debt securities collateralized by underlying mortgage loans or pools of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA and are generally issued by limited purpose finance subsidiaries of U.S. Government instrumentalities. CMOs are not, however, mortgage pass-through securities. Rather, they are pay-through securities, i.e., securities backed by the cash flow from the underlying mortgages. Investors in CMOs are not owners of the underlying mortgages, which serve as collateral for such debt securities, but are simply owners of a debt security backed by such pledged assets. CMOs are typically structured into multiple classes, with each class bearing a different stated maturity and having different payment streams. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding longer maturity classes receive principal payments only after the shorter class or classes have been retired.

Asset-backed securities. The Alliance Bond and Alliance Balanced Funds may purchase asset-backed securities that represent either fractional interests or participation in pools of leases, retail installment loans or revolving credit receivables held by a trust or limited purpose finance subsidiary. Such asset-backed securities may be secured by the underlying assets (such as Certificates for Automobile Receivables) or may be unsecured (such as Credit Card Receivable Securities). Depending on the structure of the asset-backed security, monthly or quarterly payments of principal and interest or interest only are passed through like mortgage pass-through securities or paid through (like CMOs) to certificate holders. Asset-backed securities may be guaranteed up to certain amounts by guarantees, insurance or letters of credit issued by a financial institution affiliated or unaffiliated with the originator of the pool.

Underlying automobile sales contracts and credit card receivables are, of course, subject to prepayment (although to a lesser degree than mortgage pass-through securities), which may shorten the securities' weighted average life and reduce their overall return to certificate holders. Certificate holders may also experience delays in payment if the full amounts due on underlying loans, leases or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution providing credit support enhancement for the pool. If consistent with its investment objective and policies, the Alliance Bond and Alliance Balanced Funds may invest in other asset-backed securities that may be developed in the future.

Zero coupon bonds. The Alliance Bond and Alliance Balanced Funds may invest in zero coupon bonds. Such bonds may be issued directly by agencies and instrumentalities of the U.S. Government or by private corporations. Zero coupon bonds may originate as such or may be created by stripping an outstanding bond. Zero coupon bonds do not make regular interest payments. Instead, they are sold at a deep discount from their face value. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change.

Repurchase agreements. In repurchase agreements, the Alliance Bond or Alliance Balanced Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a future date. During the term of the repurchase agreement the Fund retains the securities subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors on a daily basis the market value of the securities subject to the agreement and requires the seller to deposit with the Fund collateral equal to any amount by which the market value of the securities subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. We evaluate the creditworthiness of sellers with whom we enter into repurchase agreements. Such transactions afford an opportunity for the Fund to earn a fixed rate of return on available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligation to repurchase. The Funds currently treat repurchase agreements maturing in more than seven days as illiquid securities.


Debt securities subject to prepayment risks. Mortgage pass-through securities and certain collateralized mortgage obligations, asset-backed securities and other debt instruments in which the Alliance Balanced Fund and Alliance Bond Fund may invest are subject to prepayments prior to their stated maturity. The Fund usually is unable to accurately predict the rate at which prepayments will be made, which rate may be affected, among other things, by changes in generally prevailing market interest rates. If prepayments occur, the Fund suffers the risk that it will not be able to reinvest the proceeds at as high a rate of interest as it had previously been receiving. Also, the Fund will incur a loss to the extent that prepayments are made for an amount that is less than the value at which the security was then being carried by the Fund. Moreover, securities that may be prepaid tend to increase in value less during times of declining interest rates, and to decrease in value more during times of increasing interest rates, than do securities that are not subject to prepayment.


When-issued and delayed delivery securities. The Alliance Bond and Alliance Balanced Funds may purchase and sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. However, the market value of such securities at the time of settlement may be more or less than the purchase price then payable. When a Fund engages in when-issued or delayed delivery transactions, the Fund relies on the other party to consummate the transaction. Failure to consummate the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions are generally expected to settle within three months from the date the transactions are entered into, although the Fund may close out its position prior to the settlement date. The Fund will sell on a forward settlement basis only securities it owns or has the right to acquire.

Foreign currency forward contracts. The Alliance Balanced Fund may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a price set at the time of the contract. Generally, such forward contracts will be for a period of less than three months. The Fund will enter into such forward contracts for hedging purposes only. These transactions will include forward purchases or sales of foreign currencies for the purpose of protecting the dollar value of securities denominated in a foreign currency or protecting the dollar equivalent of interest or dividends to be paid on such securities. Forward contracts are traded in the inter-bank market, and not on organized commodities or securities exchanges. Accordingly, the Fund is dependent upon the good faith and creditworthiness of the other party to the transaction, as evaluated by the Fund's Manager. To the extent inconsistent with any restrictions in the SAI concerning the Fund's trading in foreign exchange, this paragraph will control.

Hedging transactions. The Alliance Balanced Fund may engage in hedging transactions which are designed to protect against anticipated adverse price movements in securities owned or intended to be purchased by the Fund. When interest rates go up, the market value of outstanding debt securities declines and vice versa. In recent years the volatility of the market for debt securities has increased significantly, and market prices of longer-term obligations have been subject to wide fluctuations, particularly as contrasted with those of short-term instruments. The Fund will take certain risks into consideration when determining which, if any, options or financial futures contracts it will use. If the price movements of hedged portfolio securities are in fact favorable to the Fund, the hedging transactions will tend to reduce and may eliminate the economic benefit to the Fund which otherwise would result. Also, the price movements of options and futures used for hedging purposes may not correlate as anticipated with price movements of the securities being hedged. This can make a hedge transaction less effective than anticipated and could result in a loss. The options and futures markets can sometimes become illiquid and the exchanges on which such instruments are traded may impose trading halts or delays on the exercise of options and liquidation of futures positions in certain circumstances. This could in some cases operate to the Fund's detriment.

HOW WE DETERMINE THE UNIT VALUE

In our prospectus, we discuss how employer plan assets are put into and taken out of the Funds by the purchase and redemption of units under the contracts, respectively. See "How we value your plan balances" in the prospectus. Here we will discuss how we determine the value of units.

When contributions are invested in the Funds, the number of units outstanding attributable to each Fund is correspondingly increased; and when amounts are withdrawn from one of these Funds, the number of units outstanding attributable to that Fund is correspondingly decreased.

For the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds, the unit values reflect investment performance and investment management and financial accounting fees. We determine the respective unit values for these Funds by multiplying the unit value for the preceding business day by the net investment factor for that subsequent day. We determine the net investment factor as follows:

o First, we take the value of the Fund's assets at the close of business on the preceding business day.

o Next, we add the investment income and capital gains, realized and unrealized, that are credited to the assets of the Fund during the business day for which the net investment factor is being determined.

o Then, we subtract the capital losses, realized and unrealized, and investment management and financial accounting fees charged to the Fund during that business day.

o Finally, we divide this amount by the value of the Fund's assets at the close of the preceding business day.

Prior to June 1, 1994, for the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds, the investment management and financial accounting fees were deducted monthly from employer plan balances in these Funds.

Assets of the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds are valued as follows:

o Common stocks and other equity-type securities listed on national securities exchanges and certain over-the-counter issues traded on the NASDAQ system are valued at the last sale price or, if no sale, at the latest available bid price. Other unlisted securities reported on the NASDAQ system are valued at inside (highest) quoted bid prices.

o Foreign securities not traded directly, or in American Depository Receipt form in the United States are valued at the last sale price in the local currency on an exchange in the country of origin. Foreign currency is converted into dollars at current exchange rates.

o United States Treasury securities and other obligations issued or guaranteed by the United States Government, its agencies or instrumentalities are valued at representative quoted prices.

o Long-term (maturing in more than a year) publicly traded corporate bonds are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where it is deemed appropriate to do so, an over-the-counter or exchange quotation may be used.

o Short-term debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities maturing in more than 60 days are valued at representative quoted prices. As of January 1, 2002, the Funds acquire short-term debt securities directly. See "Investment options" in the prospectus.

o Convertible preferred stocks listed on national securities exchanges are valued as of their last sale price or, if there is no last sale, at the latest available bid price.

o Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more major dealers in such securities; where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stock.

The unit value for a Fund of Separate Account No. 66 for any business day together with any preceding non-business days ("valuation period") is equal to the unit value for the preceding valuation period multiplied by the net investment factor for that Investment Fund for that valuation period. The net investment factor for a valuation period is:

                                       a
                                     ( - ) c
                                       b

where:

(a) is the value of the Fund's shares of the corresponding portfolio at the end of the valuation period before giving effect to any amounts allocated to or withdrawn from the Investment Fund for the valuation period. For this purpose, we use the share value reported to us by EQ Advisors Trust. This share value is after deduction for investment advisory fees and other expenses of EQ Advisors Trust.

(b) is the value of the Fund's shares of the corresponding portfolio at the end of the preceding valuation period (after any amounts are allocated or withdrawn for that valuation period).

(c) is the daily factor for the separate account administrative charge multiplied by the number of calendar days in the valuation period.

Our investment officers and EQ Advisors Trust's investment adviser determine in good faith the fair value of securities and other assets that do not have a readily available market price in accordance with accepted accounting practices and applicable laws and regulations.

EQ/MONEY MARKET YIELD INFORMATION

The EQ/Money Market Fund calculates yield information for seven-day periods. The seven-day current yield calculation is based on a hypothetical employer plan with one unit at the beginning of the period. To determine the seven-day rate of return, the net change in the unit value is computed by subtracting the unit value at the beginning of the period from a unit value, exclusive of capital changes, at the end of the period.

The net change is then reduced by the average ongoing operations fee factor (explained below). This reduction is made to recognize the deduction of the ongoing operations fee which is not reflected in the unit value. See "Charges and expenses" in the prospectus. Accumulation unit values reflect all other accrued expenses of the EQ/Money Market Fund.

The adjusted net change is divided by the unit value at the beginning of the period to obtain the adjusted base period rate of return. This seven-day adjusted base period return is then multiplied by 365/7 to produce an annualized seven-day current yield figure carried to the nearest one-hundredth of one percent.

The actual dollar amount of the ongoing operations fee that is deducted from the EQ/Money Market Fund will vary for each employer plan depending upon how the plan's balance is allocated among the investment options. To determine the effect of the ongoing operations fee on the yield, we start with the total dollar amount of the fees deducted from the Fund on the last business day of the prior month. This amount is multiplied by 7/30.417 to produce an average ongoing operations fee factor which is used in all weekly yield computations for the ensuing quarter. The average ongoing operations fee factor and the separate account administrative charge is then divided by the number of EQ/Money Market Fund units as of the end of the prior month, and the resulting quotient is deducted from the net change in unit value for the seven-day period.

The effective yield is obtained by modifying the current yield to give effect to the compounding nature of the EQ/Money Market Fund's investments, as follows: the unannualized adjusted base period return is compounded by adding one to the adjusted base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, i.e., effective yield =
                        365/7
(base period return + 1)      -1.

The EQ/Money Market Fund yield will fluctuate daily. Accordingly, yields for any given period are not necessarily representative of future results. In addition, the value of units of the EQ/Money Market Fund will fluctuate and not remain constant.

The EQ/Money Market Fund yield reflects charges that are not normally reflected in the yields of other investments and therefore may be lower when compared with yields of other investments. EQ/Money Market Fund yields should not be compared to the return on fixed-rate investments which guarantee rates of interest for specified periods, such as the guaranteed interest option or bank deposits. The yield should not be compared to the yield of money market funds made available to the general public because their yields usually are calculated on the basis of a constant $1 price per share and they pay earnings in dividends which accrue on a daily basis.


The EQ/Money Market Fund's seven-day current yield for the RIA contracts was 0.04% for the period ended December 31, 2002. The effective yield for that period was 0.04%. Because these yields reflect the deduction of the ongoing operations fee and the separate account administrative charge, they are lower than the corresponding yield figures for the EQ/Money Market portfolio which reflect only the deduction of EQ Advisors Trust-level expenses.


Other Yield Information

We calculate 30-day yield information for the EQ/Alliance Quality Bond and EQ/High Yield Funds. We derive the 30-day rate of return from the actual change in the share value reported to us by the Trusts. This amount does not include capital changes of the variable investment option's shares of the corresponding portfolio during the period. We reduce the net change by (a) the daily charges we deduct from your variable investment options for contract expenses, times the number of calendar days in the period, and (b) the annual administrative charge.

The effective yield is obtained by giving effect to the compounding nature of the variable investment option's investments, as follows: the sum of the 30-day adjusted return, plus one, is raised to a power equal to 365 divided by 30, and subtracting one from the result.

The effective yields for the 30-day period ended December 31, 2002 were 1.65% for the EQ/Alliance Quality Bond option and 9.76% for the EQ/High Yield option. Because these yields reflect the deduction of Separate Account No. 66 expenses, including the annual administrative charge, they are lower than the yield figures for the corresponding portfolios which reflect only the deduction of EQ Advisors Trust-level expenses.


BROKERAGE FEES AND CHARGES FOR SECURITIES TRANSACTIONS

We discuss in the prospectus that we are the investment manager of the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds. As the investment manager of these Funds, we invest and reinvest the assets of these Funds in a manner consistent with the policies described in the prospectus. In providing these services we currently use the personnel and facilities of our majority-owned subsidiary, Alliance Capital Management L.P. ("Alliance"), for portfolio selection and transaction services, including arranging the execution of portfolio transactions. Alliance is also an adviser for certain portfolios in EQ Advisors Trust. Information on brokerage fees and charges for securities transactions for the EQ Advisors Trust's portfolios is provided in the prospectus for EQ Advisors Trust.

The Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds are charged for securities brokers commissions, transfer taxes and other fees and expenses relating to their operation. Transactions in equity securities for a Fund are executed primarily through brokers which receive a commission paid by the Fund. Brokers are selected by Alliance. Alliance seeks to obtain the best price and execution of all orders placed for the portfolio of the Funds, considering all the circumstances. If transactions are executed in the over-the-counter market Alliance will deal with the principal market makers, unless more favorable prices or better execution is otherwise obtainable. There are occasions on which portfolio transactions for the Funds may be executed as part of concurrent authorizations to purchase or sell the same security for certain other accounts or clients advised by Alliance. Although these concurrent authorizations potentially can be either advantageous or disadvantageous to the Funds, they are effected only when it is believed that to do so is in the best interest of the Funds. When these concurrent authorizations occur, the objective is to allocate the executions among the accounts or clients in a fair manner.

We try to choose only brokers which we believe will obtain the best prices and executions on securities transactions. Subject to this general requirement, we also consider the amount and quality of securities research services provided by a broker. Typical research services include general economic information and analyses and specific information on and analyses of companies, industries and markets. Factors we use in evaluating research services include the diversity of sources used by the broker and the broker's experience, analytical ability and professional stature.

The receipt of research services from brokers tends to reduce our expenses in managing the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds. We take this into account when setting the expense charges. Brokers who provide research services may charge somewhat higher commissions than those who do not. However, we will select only brokers whose commissions we believe are reasonable in all the circumstances.

We periodically evaluate the services provided by brokers and prepare internal proposals for allocating among those various brokers business for all the accounts we manage or advise. That evaluation involves consideration of the overall capacity of the broker to execute transactions, its financial condition, its past performance and the value of research services provided by the broker in servicing the various accounts advised or managed by us. Generally, we do not tell brokers that we will try to allocate a particular amount of business to them. We do occasionally let brokers know how their performance has been evaluated.

Research information that we obtain may be used in servicing all clients or accounts under our management, including our general account. Similarly, we will not necessarily use all research provided by a broker or dealer with which the Funds transact business in connection with those Funds.

Transactions for the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds in the over-the-counter market are normally executed as principal transactions with a dealer that is a principal market maker in the security, unless a better price or better execution can be obtained from another source. Under these circumstances, the Funds pay no commission. Similarly, portfolio transactions in money market and debt securities will normally be executed through dealers or underwriters under circumstances where the Fund pays no commission.

When making securities transactions for the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds that do not involve paying a brokerage commission (such as the purchase of short-term debt securities), we seek to obtain prompt execution in an effective manner at the best price. Subject to this general objective, we may give orders to dealers or underwriters who provide investment research. None of the Funds will pay a higher price, however, and the fact that we may benefit from such research is not considered in setting the expense charges.

In addition to using brokers and dealers to execute portfolio securities transactions for clients or accounts we manage, we may enter into other types of business transactions with brokers or dealers. These other transactions will be unrelated to allocation of the Funds' portfolio transactions.


For the years ended December 31, 2002, 2001 and 2000, total brokerage commissions for Separate Account No.,10 -- Pooled were $85,206, $84,086 and $125,602, respectively; for Separate Account 4 -- Pooled were $1,298,849, $3,576,437 and $2,218,019, respectively; for Separate Account No. 3 -- Pooled were $522,922, $317,615 and $528,925, respectively; and for Separate Account No. 13 -- Pooled were $-0-, $-0-, and $ -0-, respectively. For the fiscal year ended December 31, 2002, commissions of $-0-, -0-, and -0- were paid to brokers providing research services to Separate Account No. 10 -- Pooled, Separate Account No. 4 -- Pooled and Separate

Account No. 3 -- Pooled, respectively, on portfolio transactions of $47,486,423, $642,008,064 and $262,968,467, respectively.


ADDITIONAL INFORMATION ABOUT RIA

LOAN PROVISIONS

Loans to plan trustees on behalf of participants are permitted in our RIA program. It is the plan administrator's responsibility to administer the loan program.

The following are important features of the RIA loan provision:

o We will only permit loans from the guaranteed interest option. If the amount requested to be borrowed plus the loan fee and loan reserve we discuss below is more than the amount available in the guaranteed interest option for the loan transaction, the employer can move the additional amounts necessary from one or more Funds to the guaranteed interest option.

o The plan administrator determines the interest rate, the maximum term and all other terms and conditions of the loan.

o Repayment of loan principal and interest can be made only to the guaranteed interest option. The employer must identify the portion of the repayment amount which is principal and which is interest.

o Upon repayment of a loan amount, any repayment of loan principal and loan reserve (see below) taken from one or more Funds for loan purposes may be moved back to a Fund.

o We charge a loan fee in an amount equal to 1% of the loan principal amount on the date a loan is made. The contingent withdrawal charge will be applied to any unpaid principal, as if the amount had been withdrawn on the day the principal payment was due. See "Charges and expenses" in the prospectus.

o The minimum amount of a loan for a participant is $1,000, and the maximum amount is 90% of the balances in all the investment options for a participant. An employer plan, the Code and the DOL (as described in "Tax information" in the prospectus) may impose additional conditions or restrictions on loan transactions.

o On the date a loan is made, we create a loan reserve account in the guaranteed interest option in an amount equal to 10% of the loan amount. The 10% loan reserve is intended to cover (1) the ongoing operations fee applicable to amounts borrowed, (2) the possibility of our having to deduct applicable contingent withdrawal charges (see "Charges and expenses" in the prospectus) and (3) the deduction of any other withholdings, if required. The loan amount will not earn any interest under the contracts while the loan is outstanding. The amount of the loan reserve will continue to earn interest at the guaranteed interest option rate applicable for the employer plan.

o The ongoing operations fee will apply to the sum of the investment option balances (including the loan reserve) plus any unpaid loan principal. If the employer plan is terminated or any amount is withdrawn, or if any withdrawal from RIA results in the reduction of the 10% loan reserve amount in the guaranteed interest option, during the time a loan is outstanding, the contingent withdrawal charge will be applied to any principal loan balances outstanding as well as to any employer plan balances (including the loan reserve) in the investment options. See "Charges and expenses" in the prospectus.


ANNUITY BENEFITS

Subject to the provisions of an employer plan, we have available under RIA the following forms of fixed annuities.

o Life annuity: An annuity which guarantees a lifetime income to the retired employee-participant ("annuitant") and ends with the last monthly payment before the annuitant's death. There is no death benefit associated with this annuity form and it provides the highest monthly amount of any of the guaranteed life annuity forms. If this form of annuity is selected, it is possible that only one payment will be made if the annuitant dies after that payment.

o Life annuity -- period certain: This annuity form guarantees a lifetime income to the annuitant and, if the annuitant dies during a previously selected minimum payment period, continuation of payments to a designated beneficiary for the balance of the period. The minimum period is usually 5, 10, 15 or 20 years.

o Life annuity -- refund certain: This annuity form guarantees a lifetime income to the annuitant and, if the annuitant dies before the initial single premium has been recovered, payments will continue to a designated beneficiary until the single premium has been recovered. If no beneficiary survives the annuitant, the refund will be paid in one lump sum to the estate.

o Period certain annuity: Instead of guaranteed lifetime income, this annuity form provides for payments to the annuitant over a specified period, usually 5, 10, 15 or 20 years, with payments continuing to the designated beneficiary for the balance of the period if the annuitant dies before the period expires.

o Qualified joint and survivor life annuity: This annuity form guarantees lifetime income to the annuitant, and, after the annuitant's death, the continuation of income to the surviving spouse. Generally, unless a married annuitant elects otherwise with the written consent of his spouse, this will be the form of annuity payment. If this form of annuity is selected, it is possible that only one payment will be made if both the annuitant and the spouse die after that payment.

All of the forms outlined above (with the exception of qualified joint and survivor life annuity) are available as either Single or Joint life annuities. We offer other forms not outlined here. Your financial professional can provide details.

AMOUNT OF FIXED-ANNUITY PAYMENTS

Our forms of a fixed annuity provide monthly payments of specified amounts. Fixed-annuity payments, once begun, will not change. The size of payments will depend on the form of annuity that is chosen, our annuity rate tables in effect when the first payment is made, and, in the case of a life income annuity, on the annuitant's age. The tables in our contracts show monthly payments for each $1,000 of proceeds applied under an annuity. If our annuity rates in effect on the annuitant's retirement date would yield a larger payment, those current rates will apply instead of the tables. Our annuity rate tables are designed to determine the amounts required for the annuity benefits elected and for administrative and investment expenses and mortality and expense risks. Under our contracts we can change the annuity rate tables every five years. Such changes would not affect annuity payments being made.

ONGOING OPERATIONS FEE

We determine the ongoing operations fee based on the combined net balances of an employer plan in all the investment options (including any outstanding loan balances) at the close of business on the last business day of each month. For employer plans that adopted RIA on or before February 9, 1986, we use the rate schedule set forth below, and apply it to the employer plan balances at the close of business on the last business day of the following month. For employer plans that adopted RIA after February 9, 1986 we use the rate schedule set forth in the prospectus. See "Charges and expenses" in the prospectus.

--------------------------------------------------------------------------------
                Combined balance             Monthly
             of investment options            rate
--------------------------------------------------------------------------------
First                 $150,000            1/12 of 1.25%
Next                  $350,000            1/12 of 1.00%
Next                  $500,000            1/12 of 0.75%
Next                $1,500,000            1/12 of 0.50%
Over                $2,500,000            1/12 of 0.25%
--------------------------------------------------------------------------------

MANAGEMENT FOR THE ALLIANCE BOND, ALLIANCE BALANCED, ALLIANCE COMMON STOCK AND ALLIANCE MID CAP GROWTH FUNDS AND EQUITABLE LIFE

FUNDS


In the Prospectus we give information about us, the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds and how we, together with Alliance, provide investment management for the investments and operations of these Funds. See "More information" in the prospectus. The amounts of the investment management and financial accounting fees we received from employer plans participating through registered contracts in the Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds in 2002 were $5,143, $12,781 and $3,465, respectively; in 2001 were $6,235, $20,542 and
$5,630, respectively; in 2000 were $9,648, $35,474, and $10,294, respectively.
The amount of such fees received under the Alliance Bond Fund in 2002, 2001 and 2000 were $0, $-0- and $16, respectively.


DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, Equitable Life, and certain of Equitable Life's separate accounts, Equitable Life paid AXA Advisors a fee of $325,380 for each of the years 2002, 2001 and 2000. Equitable Life paid AXA Advisors as the distributor of certain contracts, including these contracts, and as the principal underwriter of several Equitable Life separate accounts $536,113,253 in 2002, $543,488,990 in 2001 and $666,577,890 in 2000. Of these amounts, AXA Advisors retained $283,213,274, $277,057,837 and $385,314,054, respectively.

EQUITABLE LIFE

We are managed by a Board of Directors. Our Directors and certain of our executive officers and their principal occupations are set forth below.




------------------------------------------------------------------------------------------------------------------------------------
Directors
Name                  Age   Principal occupation
------------------------------------------------------------------------------------------------------------------------------------
Francoise Colloc'h    59    Member of the AXA Management Board and Group Executive Vice President of AXA.
------------------------------------------------------------------------------------------------------------------------------------
Henri de Castries     48    Chairman of the Board, AXA Financial, Inc.; Chairman of the Management Board of AXA.
------------------------------------------------------------------------------------------------------------------------------------
Claus-Michael Dill    49    Chairman of the Management Board of AXA Konzern AG; prior thereto, member of the Holding
                            Management Board of Gerling-Konzern in Cologne.
------------------------------------------------------------------------------------------------------------------------------------
Joseph L. Dionne      69    Retired Chairman and Chief Executive Officer, The McGraw-Hill Companies.
------------------------------------------------------------------------------------------------------------------------------------
Denis Duverne         49    Executive Vice President, AXA; member, AXA Executive Committee; Member, AXA Management
                            Board.
------------------------------------------------------------------------------------------------------------------------------------
Jean-Rene Fourtou     63    Chairman and Chief Executive Officer, Vivendi Universal and Vice Chairman of the Supervisory Board,
                            Aventis; prior thereto, Chairman and Chief Executive Officer, Rhone-Poulenc, S.A.
------------------------------------------------------------------------------------------------------------------------------------
Donald J. Greene      69    Of Counsel, LeBoeuf, Lamb, Greene & MacRae; prior thereto, Partner of the firm.
------------------------------------------------------------------------------------------------------------------------------------
Mary (Nina) Henderson 52    Retired Corporate Vice President, Core Business Development of Bestfoods (formerly CPC
                            International, Inc.); prior thereto, Vice President and President, Bestfoods Grocery.
------------------------------------------------------------------------------------------------------------------------------------
W. Edwin Jarmain      64    President, Jarmain Group Inc.
------------------------------------------------------------------------------------------------------------------------------------
Peter J. Tobin        59    Dean, Peter J. Tobin College of Business, St. John's University; prior thereto, Chief Financial Officer,
                            Chase Manhattan Corp.
------------------------------------------------------------------------------------------------------------------------------------
Bruce W. Calvert      56    Chairman and Chief Executive Officer, Alliance Capital Management Corporation.
------------------------------------------------------------------------------------------------------------------------------------
John C. Graves        39    President and Chief Operating Officer, Graves Ventures, LLC.
------------------------------------------------------------------------------------------------------------------------------------
James F. Higgins      55    Senior Advisor, Morgan Stanley.
------------------------------------------------------------------------------------------------------------------------------------
Christina Johnson     52    President and Chief Executive Officer, Saks Fifth Avenue Enterprises.
------------------------------------------------------------------------------------------------------------------------------------
Scott D. Miller       50    President, Hyatt Hotels Corporation.
------------------------------------------------------------------------------------------------------------------------------------
Joseph H. Moglia      53    Chief Executive Officer, Ameritrade Holding Corporation.
------------------------------------------------------------------------------------------------------------------------------------

Unless otherwise indicated, the following persons have been involved in the management of Equitable Life in various executive positions during the last five years.



------------------------------------------------------------------------------------------------------------------------------------
Officer-Directors
Name                      Age  Principal occupation
------------------------------------------------------------------------------------------------------------------------------------
Christopher M. Condron   55    Director, Chairman of the Board, President and Chief Executive Officer, Equitable Life and AXA
                               Financial Services, LLC; Director, President and Chief Executive Officer, AXA Financial, Inc., Di
                               Chairman of the Board, President and Chief Executive Officer, The Equitable of Colorado, Inc.; pr
                               thereto, President and Chief Operating Officer, Mellon Financial Corporation and Chairman and Chi
                               Executive Officer, Dreyfus Corp.
------------------------------------------------------------------------------------------------------------------------------------
Stanley B. Tulin         53    Vice Chairman of the Board and Chief Financial Officer of Equitable Life, AXA Financial, Inc. and AXA
                               Financial Services, LLC; Executive Vice President and Member of the Executive Committee of AXA;
                               prior thereto, Chairman of the Insurance Consulting and Actuarial Practice of Coopers & Lybrand,
                               L.L.P.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
Other Officers
Name                   Age  Principal occupation
------------------------------------------------------------------------------------------------------------------------------------
Leon B. Billis        56    Executive Vice President and AXA Group Deputy Chief Information Officer, Equitable Life and AXA
                            Financial Services, LLC; Director, Chief Executive Officer and President of AXA Technology Services of
                            America, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Harvey Blitz          57    Senior Vice President, Equitable Life, AXA Financial, Inc. and AXA Financial Services, LLC; Director and
                            Executive Vice President, AXA Advisors, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Kevin R. Byrne        47    Senior Vice President and Treasurer, Equitable Life, AXA Financial, Inc., AXA Financial Services, LLC
                            and The Equitable of Colorado, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Judy A. Faucett       54    Senior Vice President of Equitable Life and AXA Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Alvin H. Fenichel     58    Senior Vice President and Controller of Equitable Life, AXA Financial, Inc. and AXA Financial Services,
                            LLC.
------------------------------------------------------------------------------------------------------------------------------------
Paul J. Flora         56    Senior Vice President and Auditor of Equitable Life, AXA Financial, Inc. and AXA Financial Services,
                            LLC.
------------------------------------------------------------------------------------------------------------------------------------
Donald R. Kaplan      48    Senior Vice President, Chief Compliance Officer and Associate General Counsel of Equitable Life and
                            AXA Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Richard J. Matteis    66    Executive Vice President of Equitable Life and AXA Financial Services, LLC; prior thereto, Executive
                            Vice President of Chase Manhattan Corp.
------------------------------------------------------------------------------------------------------------------------------------
Peter D. Noris        47    Executive Vice President and Chief Investment Officer of Equitable Life, AXA Financial, Inc. and AXA
                            Financial Services, LLC; President and Trustee of EQ Advisors Trust; Executive Vice President and Chie
                            Investment Officer of The Equitable of Colorado, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Anthony C. Pasquale   55    Senior Vice President of Equitable Life and AXA Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Pauline Sherman       59    Senior Vice President, Secretary and Associate General Counsel of Equitable Life, AXA Financial, Inc.,
                            AXA Financial Services, LLC; and The Equitable of Colorado, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Richard V. Silver     47    Executive Vice President and General Counsel, Equitable Life, AXA Financial, Inc., AXA Financial
                            Services, LLC and The Equitable of Colorado, Inc.; Director, AXA Advisors, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Jennifer L. Blevins   45    Executive Vice President, Equitable Life and AXA Financial Services, LLC; prior thereto, Senior Vice
                            President and Managing Director, Worldwide Human Resources, Chubb & Son, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Selig Ehrlich         42    Executive Vice President and Chief Actuary, Equitable Life and AXA Financial Services, LLC; prior thereto, Chief Actuary, Senior Vice President and Deputy General Manager, Equitable Life.
------------------------------------------------------------------------------------------------------------------------------------
MaryBeth Farrell      45    Executive Vice President, Equitable Life and AXA Financial Services, LLC; prior thereto, Controller and
                            Senior Vice President, GreenPoint Financial/GreenPoint Bank.
------------------------------------------------------------------------------------------------------------------------------------
Stuart L. Faust       50    Senior Vice President and Deputy General Counsel, Equitable Life, AXA Financial, Inc. and AXA
                            Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Other Officers
Name                  Age   Principal occupation
------------------------------------------------------------------------------------------------------------------------------------
John M. Lefferts     45     Executive Vice President and President of Retail Distribution, Equitable Life and AXA Financial
                            Services, LLC; Director and Executive Vice President, The Equitable of Colorado, Inc. and Director,
                            President and Chief Executive Officer, AXA Advisors, LLC.
------------------------------------------------------------------------------------------------------------------------------------
William I. Levine    59     Executive Vice President and Chief Information Officer, Equitable Life and AXA Financial Services, LLC;
                            prior thereto, Senior Vice President, Paine Webber.
------------------------------------------------------------------------------------------------------------------------------------
Deanna M. Mulligan   39     Executive Vice President, Equitable Life and AXA Financial Services, LLC; prior thereto, Principal,
                            McKinsey and Company, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Jerald E. Hampton    48     Executive Vice President, Equitable Life and AXA Financial Services, LLC; Director and Vice Chairman
                            of the Board, AXA Advisors, LLC; Director, Chairman and CEO, AXA Network, LLC; Director and
                            Chairman of the Board of AXA Distributors, LLC; prior thereto, Executive Vice President and Director of the Private Client Financial Services Division, Salomon Smith Barney.
------------------------------------------------------------------------------------------------------------------------------------
Charles A. Marino    44     Senior Vice President and Actuary, Equitable Life and AXA Financial Services, LLC; prior thereto, Vice
                            President of Equitable Life.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                           Financial statements index
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Page
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Nos. 13 (Pooled),   Report of Independent Accountants -- ..................................................    1
10 (Pooled), 4 (Pooled), 3 (Pooled)
and 66 (Pooled)
------------------------------------------------------------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)     Statement of Assets and Liabilities, December 31, 2002 ................................    2
                                     -----------------------------------------------------------------------------------------------
                                     Statement of Operations for the Year Ended December 31, 2002 ..........................    3
                                     -----------------------------------------------------------------------------------------------
                                     Statements of Changes in Net Assets for the Years
                                     Ended December 31, 2002 and 2001 ......................................................    4
                                     -----------------------------------------------------------------------------------------------
                                     Portfolio of Investments, December 31, 2002 ...........................................    5
------------------------------------------------------------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)     Statement of Assets and Liabilities, December 31, 2002 ................................    8
                                     -----------------------------------------------------------------------------------------------
                                     Statement of Operations for the Year Ended December 31, 2002 ..........................    9
                                     -----------------------------------------------------------------------------------------------
                                     Statements of Changes in Net Assets for the Years
                                     Ended December 31, 2002 and 2001 ......................................................   10
                                     -----------------------------------------------------------------------------------------------
                                     Portfolio of Investments, December 31, 2002 ...........................................   11
------------------------------------------------------------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)      Statement of Assets and Liabilities, December 31, 2002 ................................   19
                                     -----------------------------------------------------------------------------------------------
                                     Statement of Operations for the Year Ended December 31, 2002 ..........................   20
                                     -----------------------------------------------------------------------------------------------
                                     Statements of Changes in Net Assets for the Years
                                     Ended December 31, 2002 and 2001 ......................................................   21
                                     -----------------------------------------------------------------------------------------------
                                     Portfolio of Investments, December 31, 2002 ...........................................   22
------------------------------------------------------------------------------------------------------------------------------------
Separate Account No. 3 (Pooled)      Statement of Assets and Liabilities, December 31, 2002 ................................   24
                                     -----------------------------------------------------------------------------------------------
                                     Statements of Operations for the Year Ended December 31, 2002 .........................   25
                                     -----------------------------------------------------------------------------------------------
                                     Statements of Changes in Net Assets for the Years
                                     Ended December 31, 2002 and 2001 ......................................................   26
                                     -----------------------------------------------------------------------------------------------
                                     Portfolio of Investments, December 31, 2002 ...........................................   27
------------------------------------------------------------------------------------------------------------------------------------
Separate Account No. 66 (Pooled)     Statements of Assets and Liabilities, December 31, 2002 ...............................   29
                                     -----------------------------------------------------------------------------------------------
                                     Statements of Operations for the Year Ended December 31, 2002 .........................   36
                                     -----------------------------------------------------------------------------------------------
                                     Statements of Changes in Net Assets for the Years
                                     Ended December 31, 2002 and 2001 ......................................................   43
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Nos. 13 (Pooled),   Notes to Financial Statements .........................................................   53
10 (Pooled), 4 (Pooled), 3 (Pooled)
and 66 (Pooled)
------------------------------------------------------------------------------------------------------------------------------------
The Equitable Life Assurance         Report of Independent Accountants -- ..................................................  F-1
Society of the United States         -----------------------------------------------------------------------------------------------
                                     Consolidated Balance Sheets as of December 31, 2002 and 2001 ..........................  F-2
                                     -----------------------------------------------------------------------------------------------
                                     Consolidated Statements of Earnings for the Years
                                     Ended December 31, 2002, 2001 and 2000 ................................................  F-3
                                     -----------------------------------------------------------------------------------------------
                                     Consolidated Statements of Shareholder's Equity for the Years
                                     Ended December 31, 2002, 2001 and 2000 ................................................  F-4
                                     -----------------------------------------------------------------------------------------------
                                     Consolidated Statements of Cash Flows for the Years
                                     Ended December 31, 2002, 2001 and 2000 ................................................  F-5
                                     -----------------------------------------------------------------------------------------------
                                     Notes to Consolidated Financial Statements ............................................  F-7
                                     -----------------------------------------------------------------------------------------------
                                     The financial statements of the Funds reflect fees, charges and other expenses of the
                                     Separate Accounts applicable to contracts under RIA as in effect during the periods covered, as well as the expense charges made in accordance with the terms of all other contracts participating in the respective Funds.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       Retirement Investment Account(R)

--------------------------------------------------------------------------------
                       SEPARATE ACCOUNT UNITS OF INTEREST
                         UNDER GROUP ANNUITY CONTRACTS

                                     FUNDS

--------------------------------------------------------------------------------

Pooled Separate Accounts                                             Separate Account No. 66
o  Alliance Balanced, Separate Account No. 10 -- Pooled              o  EQ/Alliance Growth and Income
o  Alliance Bond, Separate Account No. 13 -- Pooled                  o  EQ/Alliance Intermediate Government Securities
o  Alliance Common Stock, Separate Account No. 4 -- Pooled           o  EQ/Alliance International
o  Alliance Mid Cap Growth, Separate Account No. 3 -- Pooled         o  EQ/Alliance Premier Growth
                                                                     o  EQ/Alliance Quality Bond
                                                                     o  EQ/Alliance Small Cap Growth
                                                                     o  EQ/Alliance Technology
                                                                     o  EQ/Bernstein Diversified Value
                                                                     o  EQ/Calvert Socially Responsible
                                                                     o  EQ/Capital Guardian International
                                                                     o  EQ/Capital Guardian Research
                                                                     o  EQ/Capital Guardian U.S. Equity
                                                                     o  EQ/Emerging Markets Equity
                                                                     o  EQ/Equity 500 Index
                                                                     o  EQ/Evergreen Omega
                                                                     o  EQ/FI Mid Cap
                                                                     o  EQ/FI Small/Mid Cap Value
                                                                     o  EQ/High Yield
                                                                     o  EQ/Janus Large Cap Growth
                                                                     o  EQ/Lazard Small Cap Value
                                                                     o  EQ/Marsico Focus
                                                                     o  EQ/Mercury Basic Value Equity
                                                                     o  EQ/MFS Emerging Growth Companies
                                                                     o  EQ/MFS Investors Trust
                                                                     o  EQ/Money Market
                                                                     o  EQ/Putnam Growth & Income Value
                                                                     o  EQ/Putnam International Equity
                                                                     o  EQ/Putnam Voyager


                                       OF
           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


                RIA service office:            Contributions only:      Express Mail Contributions only:
                    Equitable Life                Equitable Life                  Bank One, NA
                 RIA Service Office                  RIA/EPP         300 Harmon Meadow Boulevard, 3rd Floor
            200 Plaza Drive, 1st Floor            P.O. Box 13503                 Attn: Box 13503
              Secaucus, NJ 07094-3689            Newark, NJ 07188              Secaucus, NJ 07094
                Tel.: (800) 967-4560
                   (201) 583-2302
         (9 A.M. to 5 P.M. Eastern time)
                Fax: (201) 583-2304
(To obtain pre-recorded Fund unit values, use
       our toll-free number listed above)

--------------------------------------------------------------------------------

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of The Equitable Life Assurance
Society of the United States and the Contractowners of Separate Account Nos. 13, 10, 4, 3 and 66 of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Separate Account Nos. 13 (Pooled) (The Alliance Bond Fund), 10 (Pooled) (The Alliance Balanced Fund), 4 (Pooled) (The Alliance Common Stock Fund), 3 (Pooled) (The Alliance Mid Cap Growth Fund) and the separate investment options listed in Note 1 of the financial statements for Separate Account No. 66 of The Equitable Life Assurance Society of the United States ("Equitable Life") at December 31, 2002, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers and confirmation of shares owned in the EQ Advisors Trust at December 31, 2002 with the transfer agent of the EQ Advisors Trust, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
New York, New York
February 4, 2003

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
(The Alliance Bond Fund)
of The Equitable Life Assurance Society of the United States

Statement of Assets and Liabilities
December 31, 2002

-----------------------------------------------------------------------------------------
Assets:
Investments (Notes 2 and 3): ..............................................
 Long-term debt securities -- at value (amortized cost: $157,243,706)......  $161,807,284
 Short-term debt securities -- at value (amortized cost: $23,022,913) .....    23,022,913
Receivable for investment securities sold .................................     3,077,027
Interest and other receivables ............................................     1,463,811
-----------------------------------------------------------------------------------------
Total assets ..............................................................   189,371,035
-----------------------------------------------------------------------------------------
Liabilities:
Payable for investment securities purchased ...............................    28,972,539
Due to Equitable Life's General Account ...................................        12,355
Due to custodian ..........................................................        49,942
Accrued expenses ..........................................................        65,319
-----------------------------------------------------------------------------------------
Total liabilities .........................................................    29,100,155
-----------------------------------------------------------------------------------------
Net Assets ................................................................  $160,270,880
=========================================================================================


                             Units Outstanding    Unit Values
                            ------------------- --------------
Institutional .............       20,644         $7,715.79
Momentum Strategy .........        6,199         $  127.36
RIA .......................        2,618         $   73.91

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
(The Alliance Bond Fund)
of The Equitable Life Assurance Society of the United States

Statement of Operations
Year Ended December 31, 2002

-----------------------------------------------------------------------------------
Investment Income (Note 2) -- Interest ................................  $5,206,812
-----------------------------------------------------------------------------------
Expenses (Note 6):
Investment management fees ............................................      (2,359)
Operating and expense charges .........................................     (57,802)
-----------------------------------------------------------------------------------
Total expenses ........................................................     (60,161)
-----------------------------------------------------------------------------------
Net investment income .................................................   5,146,651
-----------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments (Note 2):
Realized gain from security transactions ..............................   1,294,581
Change in unrealized appreciation/depreciation of investments .........   2,710,923
-----------------------------------------------------------------------------------
Net realized and unrealized gain on investments .......................   4,005,504
-----------------------------------------------------------------------------------
Net Increase in Net Assets Attributable to Operations .................  $9,152,155
===================================================================================

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
(The Alliance Bond Fund)
of The Equitable Life Assurance Society of the United States

Statements of Changes in Net Assets

------------------------------------------------------------------------------------------------------------------------
                                                                                            Year Ended December 31,
                                                                                                 2002             2001
------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment income ................................................................   $  5,146,651     $  6,718,836
Net realized gain on investments .....................................................      1,294,581        4,113,147
Change in unrealized appreciation/depreciation of investments ........................      2,710,923         (275,216)
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets attributable to operations ................................      9,152,155       10,556,767
----------------------------------------------------------------------------------------------------------------------
From Contributions and Withdrawals:
Contributions ........................................................................     75,400,133        3,629,120
Withdrawals ..........................................................................    (28,054,425)     (44,259,756)
Asset management fees ................................................................       (411,412)        (416,374)
Administrative fees ..................................................................         (7,704)         (10,657)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets attributable to contributions and withdrawals ..     46,926,592      (41,057,667)
----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ....................................................     56,078,747      (30,500,900)
Net Assets - Beginning of Year .......................................................    104,192,133      134,693,033
----------------------------------------------------------------------------------------------------------------------
Net Assets - End of Year .............................................................   $160,270,880     $104,192,133
======================================================================================================================

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
(The Alliance Bond Fund)
of The Equitable Life Assurance Society of the United States


Portfolio of Investments -- December 31, 2002




--------------------------------------------------------------------------------
                                          Principal             Value
                                            Amount             (Note 2)
--------------------------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
ASSET BACKED SECURITIES (2.8%)
Citibank Credit Card Issuance Trust
   5.65%, 2008 ....................       $1,770,000      $1,930,008
Fleet Credit Card Master Trust
   5.60%, 2008 ....................        1,860,000       2,009,544
Nomura Asset Securities Corp.
   6.59%, 2030 ....................          460,000         522,146
                                                          ----------
TOTAL ASSET BACKED
   SECURITIES (2.8%) ..............                        4,461,698
                                                          ----------
BASIC INDUSTRIES
Paper and Forest Products (0.8%)
Meadwestvaco Corp.
   6.85%, 2012 ....................        1,110,000       1,231,656
                                                          ----------
CONSUMER SERVICES
Broadcasting & Cable (2.6%)
Comcast Cable Communications, Inc.
   6.2%, 2008 .....................        1,150,000       1,190,710
Cox Communications, Inc.
   7.125%, 2012 ...................          380,000         422,066
Time Warner Entertainment Co.
   7.25%, 2008 ....................        2,375,000       2,576,162
                                                          ----------
                                                           4,188,938
                                                          ----------
Cellular Communications (2.1%)
AT&T Wireless Services, Inc.
   7.875%, 2011 ...................        1,210,000       1,216,050
Verizon Wireless, Inc.
   1.81%, 2003 ....................        1,990,000       1,975,871
Vodafone Group PLC
   7.75%, 2010 ....................          215,000         253,571
                                                          ----------
                                                           3,445,492
                                                          ----------
Retail-General Merchandise (0.3%)
Target Corp.
   5.875%, 2012 ...................          375,000         406,575
                                                          ----------
TOTAL CONSUMER
   SERVICES (5.0%) ................                        8,041,005
                                                          ----------
CONSUMER STAPLES
Beverages (0.4%)
Bottling Group LLC
   4.625%, 2012 ...................          650,000         649,740
                                                          ----------
Food (0.6%)
Kraft Foods, Inc.
   5.625%, 2011 ...................          760,000         812,516
Kroger Co.
   6.75%, 2012 ....................          145,000         160,457
                                                          ----------
                                                             972,973
                                                          ----------

--------------------------------------------------------------------------------
                                          Principal             Value
                                            Amount             (Note 2)
--------------------------------------------------------------------------------
TOTAL CONSUMER
   STAPLES (1.0%) .................                       $1,622,713
                                                          ----------
ENERGY
Domestic Integrated (0.8%)
Amerada Hess Corp.
   6.65%, 2011 ....................       $1,150,000       1,256,145
                                                          ----------
Domestic Producers (0.8%)
Anadarko Petroleum Corp.
   5.375%, 2007 ...................          750,000         801,450
Kerr-McGee Corp.
   6.875%, 2011 ...................          395,000         446,350
                                                          ----------
                                                           1,247,800
                                                          ----------
Oil Service (2.2%)
Conoco Funding Co.:
   5.45%, 2006 ....................          740,000         798,756
   6.35%, 2011 ....................        1,285,000       1,434,959
Devon Financing Corp.
   6.875%, 2011 ...................          720,000         802,008
Petronas Capital Ltd.
   7.0%, 2012 .....................          520,000         566,280
                                                          ----------
                                                           3,602,003
                                                          ----------
Pipelines (0.4%)
Texas Eastern Transmission
   5.25%, 2007 ....................          675,000         693,293
                                                          ----------
TOTAL ENERGY (4.2%) ...............                        6,799,241
                                                          ----------
FINANCE
Banking-Money Center (3.4%)
Citicorp
   6.375%, 2008 ...................        1,165,000       1,303,635
JP Morgan Chase & Co.:
   6.375%, 2008 ...................        1,000,000       1,093,800
   6.75%, 2008 ....................        1,165,000       1,292,451
   6.75%, 2011 ....................        1,650,000       1,793,880
                                                          ----------
                                                           5,483,766
                                                          ----------
Banking-Regional (1.9%)
Bank of America Corp.
   6.25%, 2012 ....................          800,000         890,000
Bank One Corp.
   7.875%, 2010 ...................          735,000         880,898
U. S. Bank NA
   6.375%, 2011 ...................        1,110,000       1,244,976
                                                          ----------
                                                           3,015,874
                                                          ----------

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
(The Alliance Bond Fund)
of The Equitable Life Assurance Society of the United States


Portfolio of Investments -- December 31, 2002 (Continued)




--------------------------------------------------------------------------------
                                       Principal             Value
                                         Amount             (Note 2)
--------------------------------------------------------------------------------
Brokerage & Money
   Management (1.6%)
Goldman Sachs Group, Inc.
   5.7%, 2012 ..................       $  855,000      $  889,200
Lehman Brothers Holdings, Inc.
   6.625%, 2012 ................          790,000         874,372
Morgan Stanley Dean Witter & Co.
   5.8%, 2007 ..................          735,000         797,255
                                                       ----------
                                                        2,560,827
                                                       ----------
Insurance (0.2%)
Metlife, Inc.
   5.375%, 2012 ................          315,000         325,395
                                                       ----------
Mortgage Banking (4.1%)
Bear Stearns Commercial
   Mortgage Securities:
   4.72%, 2035 .................        1,180,000       1,189,322
   4.83%, 2038 .................        1,045,000       1,062,243
Commercial Mortgage Asset Trust
   6.64%, 2010 .................          465,000         529,868
Countrywide Financial
   4.25%, 2007 .................          640,000         647,744
GE Capital Commercial
   Mortgage Corp.
   5. 994%, 2035 ...............          795,000         878,077
Morgan Stanley Dean
   Witter Capital I:
   6.51%, 2034 .................        1,140,000       1,287,516
   5.08%, 2037 .................          900,000         927,990
                                                       ----------
                                                        6,522,760
                                                       ----------
Miscellaneous (9.6%)
American General Finance
   4.5%, 2007 ..................          390,000         401,505
CIT Group, Inc.:
   5.5%, 2007 ..................          295,000         301,608
   6.875%, 2009 ................          260,000         279,682
Citigroup, Inc.
   7.25%, 2010 .................        1,560,000       1,811,004
Ford Motor Credit Co.:
   6.5%, 2007 ..................        1,050,000       1,037,085
   7.25%, 2011 .................        2,005,000       1,948,258
General Electric Capital Corp.
   6.0%, 2012 ..................        2,110,000       2,278,167
General Motors Acceptance Corp.:
   6.125%, 2007 ................        1,295,000       1,310,411
   6.875%, 2011 ................        1,940,000       1,934,762
Household Finance Corp.:
   6.5%, 2008 ..................          845,000         908,544
   6.375%, 2012 ................          400,000         417,560
   7.0%, 2012 ..................          360,000         394,308



--------------------------------------------------------------------------------
                                       Principal             Value
                                         Amount             (Note 2)
--------------------------------------------------------------------------------
John Deere Capital Corp.
   4.5%, 2007 ..................       $  360,000      $  371,772
National Rural Utilities
   Cooperative Finance Corp.
   7.25%, 2012 .................          300,000         344,070
Washington Mutual Finance Corp.
   6.25%, 2006 .................        1,545,000       1,673,853
                                                       ----------
                                                       15,412,589
                                                       ----------
TOTAL FINANCE (20.8%) ..........                       33,321,211
                                                       ----------
HEALTH CARE
Drugs (0.3%)
Bristol Myers Squibb Co.
   4.75%, 2006 .................          455,000         479,797
                                                       ----------
Medical Services (0.6%)
Anthem, Inc.
   6.8%, 2012 ..................          600,000         652,860
Health Net, Inc.
   8.375%, 2011 ................          225,000         259,425
                                                       ----------
                                                          912,285
                                                       ----------
Miscellaneous (0.0%)
Science Applications
   International Corp.
   6.25%, 2012 .................          120,000         129,432
                                                       ----------
TOTAL HEALTH CARE (0.9%) .......                        1,521,514
                                                       ----------
SOVEREIGN DEBT OBLIGATIONS
Sovereign Debt Securities (1.9%)
Province of Quebec
   6.125%, 2011 ................        1,435,000       1,593,280
United Mexican States
   7.5%, 2012 ..................        1,290,000       1,381,977
                                                       ----------
                                                        2,975,257
                                                       ----------
TOTAL SOVEREIGN DEBT
   OBLIGATIONS (1.9%) ..........                        2,975,257
                                                       ----------
TECHNOLOGY
Communication Services (0.4%)
Verizon Global Funding Corp.
   7.375%, 2012 ................          580,000         667,290
                                                       ----------
TRANSPORTATION
Railroad (0.6%)
CSX Corp.
   6.75%, 2011 .................          795,000         887,538
                                                       ----------

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
(The Alliance Bond Fund)
of The Equitable Life Assurance Society of the United States


Portfolio of Investments -- December 31, 2002 (Concluded)




--------------------------------------------------------------------------------
                                             Principal             Value
                                               Amount             (Note 2)
--------------------------------------------------------------------------------
UTILITIES
Electric & Gas Utility (1.4%)
Carolina Power & Light Co.
   6.5%, 2012 ........................ $  395,000            $    431,853
Cincinnati Gas & Electric Co.
   5.7%, 2012 ........................    145,000                 148,625
First Energy Corp.
   6.45%, 2011 .......................    350,000                 348,180
KeySpan Corp.
   7.25%, 2005 .......................    935,000               1,048,416
Public Service Co. of Colorado
   7.875%, 2012 ......................     80,000                  89,304
Teco Energy, Inc.
   6.125%, 2007 ......................    195,000                 169,650
                                                             ------------
                                                                2,236,028
                                                             ------------
Telephone Utility (2.3%)
AT & T Corp.:
   7.0%, 2006 ........................  1,370,000               1,497,410
   7.8%, 2011 ........................    975,000               1,042,080
Sprint Capital Corp.
   7.625%, 2011 ......................  1,280,000               1,216,000
                                                             ------------
                                                                3,755,490
                                                             ------------
Miscellaneous (0.8%)
British Telecom PLC
   8.375%, 2010 ......................    645,000                 773,291
MidAmerican Energy Holdings
   5.875%, 2012 ......................    150,000                 152,055
Nisource Finance Corp.
   7.875%, 2010 ......................    255,000                 280,245
                                                             ------------
                                                                1,205,591
                                                             ------------
TOTAL UTILITIES (4.5%) ...............                          7,197,109
                                                             ------------
U.S. GOVERNMENT & AGENCY
   OBLIGATIONS
Federal Agency (8.3%)
Federal Home Loan Mortgage Corp.
   3.5%, 2007 ........................ 13,155,000              13,428,624
                                                             ------------
Federal Agency-Pass Thru's (18.2%)
Federal National Mortgage Association:
   5.5%, 2018 ........................  3,850,000               3,988,215
   6.5%, 2030 ........................  3,800,000               3,955,420
   6.0%, 2033 ........................ 11,935,000              12,333,629
   7.0%, 2033 ........................  8,425,000               8,859,730
                                                             ------------
                                                               29,136,994
                                                             ------------



--------------------------------------------------------------------------------
                                             Principal             Value
                                               Amount             (Note 2)
--------------------------------------------------------------------------------
U. S. Treasury (31.5%)
U. S. Treasury Notes:
   1.75%, 2004 ....................... $ 4,055,000           $  4,067,039
   3.25%, 2004 .......................  31,425,000             32,260,490
   4.375%, 2007 ......................  10,225,000             10,979,605
   3.625%, 2008 ......................   2,235,000              2,751,955
   4.0%, 2012 ........................     450,000                456,345
                                                             ------------
                                                               50,515,434
                                                             ------------
TOTAL U.S. GOVERNMENT & AGENCY
   OBLIGATIONS (58.0%) ...............                         93,081,052
                                                             ------------
TOTAL LONG-TERM DEBT
   SECURITIES (100.9%)
   (Amortized Cost $157,243,706)......                        161,807,284
                                                             ------------
SHORT-TERM DEBT SECURITIES:
U. S. Government & Agency
   Obligations (14.4%)
Federal Mortgage Corp.
   Discount Note
   0.75%, 2003 .......................  18,100,000             18,099,246
U. S. Treasury Note
   5.5%, 2003 ........................   4,890,000              4,923,667
                                                             ------------
                                                               23,022,913
                                                             ------------
TOTAL SHORT-TERM DEBT
   SECURITIES (14.4%)
   (Amortized Cost $23,022,913).......                         23,022,913
                                                             ------------
TOTAL INVESTMENTS (115.3%)
   (Amortized Cost $180,266,619)......                        184,830,197
OTHER ASSETS LESS
   LIABILITIES (-15.3%) ..............                        (24,559,317)
                                                             ------------
NET ASSETS (100.0%) ..................                       $160,270,880
                                                             ============

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statement of Assets and Liabilities
DECEMBER 31, 2002
--------------------------------------------------------------------------------


ASSETS:
Investments (Notes 2 and 3):
 Common stocks -- at value (cost: $50,029,480) ............................    $43,285,806
 Long-term debt securities -- at value (amortized cost: $34,566,145).......     35,371,453
 Short-term debt securities -- at value (amortized cost: $17,657,923) .....     17,657,923
Cash ......................................................................        821,847
Interest receivable .......................................................        298,237
Dividends and other receivables ...........................................         53,112
------------------------------------------------------------------------------------------
Total assets ..............................................................     97,488,378
----------------------------------------------------------------------------===-----------
LIABILITIES:
Payable for investment securities purchased ...............................     15,735,508
Due to Equitable Life's General Account ...................................        510,613
Accrued expenses ..........................................................        129,387
------------------------------------------------------------------------------------------
Total liabilities .........................................................     16,375,508
------------------------------------------------------------------------------------------
NET ASSETS ................................................................    $81,112,870
==========================================================================================


                              UNITS OUTSTANDING    UNIT VALUES
                             ------------------- ---------------
Institutional ..............           306         $14,747.26
RIA ........................       284,863         $   141.24
Momentum Strategy ..........        25,850         $   100.06
MRP ........................       756,212         $    36.08
EPP ........................        44,827         $   144.31

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statement of Operations
YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 2):
Dividends (net of foreign taxes withheld of $12,642)...................    $   497,068
Interest ..............................................................      1,505,352
--------------------------------------------------------------------------------------
Total investment income ...............................................      2,002,420
--------------------------------------------------------------------------------------
EXPENSES (NOTE 6):
Investment management fees ............................................       (277,150)
Operating and expense charges .........................................       (452,995)
--------------------------------------------------------------------------------------
Total expenses ........................................................       (730,145)
--------------------------------------------------------------------------------------
Net investment income .................................................      1,272,275
--------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 2):
Realized loss from security and foreign currency transactions .........     (2,698,068)
Change in unrealized appreciation/depreciation of investments .........     (5,272,377)
--------------------------------------------------------------------------------------
Net realized and unrealized loss on investments .......................     (7,970,445)
--------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS ATTRIBUTABLE TO OPERATIONS .................    $(6,698,170)
======================================================================================

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                      YEAR ENDED DECEMBER 31,
                                                                                       2002              2001
                                                                                 ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income ........................................................    $   1,272,275     $   2,170,389
Net realized loss on investments and foreign currency transactions ...........       (2,698,068)       (2,610,418)
Change in unrealized appreciation/depreciation of investments ................       (5,272,377)       (4,368,036)
-------------------------------------------------------------------------------   -------------     -------------
Net decrease in net assets attributable to operations ........................       (6,698,170)       (4,808,065)
-------------------------------------------------------------------------------   -------------     -------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions ................................................................       38,613,788        18,421,103
Withdrawals ..................................................................      (24,507,295)      (38,512,362)
Asset management fees ........................................................         (143,661)         (182,368)
Administrative fees ..........................................................         (369,974)         (484,231)
-------------------------------------------------------------------------------   -------------     -------------
Net decrease in net assets attributable to contributions and withdrawals .....       13,592,858       (20,757,858)
-------------------------------------------------------------------------------   -------------     -------------
INCREASE (DECREASE) IN NET ASSETS ............................................        6,894,688       (25,565,923)
NET ASSETS -- BEGINNING OF YEAR ..............................................       74,218,182        99,784,105
-------------------------------------------------------------------------------   -------------     -------------
NET ASSETS -- END OF YEAR ....................................................    $  81,112,870     $  74,218,182
===============================================================================   =============     =============

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 2002


---------------------------------------------------------------------------
                                       NUMBER OF                 VALUE
                                         SHARES                 (NOTE 2)
---------------------------------------------------------------------------
COMMON STOCKS:
AEROSPACE & DEFENSE
AEROSPACE (0.4%)
Lockheed Martin Corp.* .............      5,700                $    329,175
                                                               ------------

BASIC INDUSTRIES
CHEMICALS (1.2%)
Du Pont (E.I.) de
   Nemours & Co. ...................     10,700                     453,680
Praxair, Inc. ......................      5,300                     306,181
Shin-Etsu Chemical Co. Ltd. ........      7,200                     235,837
Syngenta AG ........................         57                       3,300
                                                               ------------
                                                                    998,998
                                                               ------------
PAPER & FOREST PRODUCTS (0.3%)
Smurfit-Stone Container Corp.*......     15,400                     237,006
                                                               ------------
TOTAL BASIC
   INDUSTRIES (1.5%) ...............                              1,236,004
                                                               ------------
CAPITAL GOODS
ELECTRICAL EQUIPMENT (0.4%) ........
Funai Electric Co. Ltd.* ...........        400                      46,750
Johnson Electric Holdings Ltd. .....     63,200                      69,290
Schneider Electric SA ..............      4,400                     208,058
                                                               ------------
                                                                    324,098
                                                               ------------
MACHINERY (0.5%)
Parker-Hannifin Corp. ..............      3,700                     170,681
Sandvik AB .........................      3,200                      71,590
SMC Corp. ..........................      2,000                     187,605
                                                               ------------
                                                                    429,876
                                                               ------------
MISCELLANEOUS (2.0%)
General Electric Co. ...............     47,800                   1,163,930
United Technologies Corp. ..........      6,400                     396,416
                                                               ------------
                                                                  1,560,346
                                                               ------------
TOTAL CAPITAL GOODS (2.9%)..........                              2,314,320
                                                               ------------
CONSUMER MANUFACTURING
AUTO & RELATED (0.8%)
Bayerische Motoren Werke AG ........      4,200                     127,512
Bridgestone Corp. ..................     14,000                     173,291
Honda Motor Co. Ltd. ...............      4,100                     151,558
Magna International, Inc.
   (Class A) .......................      3,700                     207,755
                                                               ------------
                                                                    660,116
                                                               ------------
---------------------------------------------------------------------------
                                        NUMBER OF                 VALUE
                                          SHARES                 (NOTE 2)
---------------------------------------------------------------------------
BUILDING & RELATED (0.9%)
American Standard
   Companies, Inc.* ................      4,100                $    291,674
CRH PLC ............................     18,260                     224,047
Masco Corp. ........................      8,900                     187,345
                                                               ------------
                                                                    703,066
                                                               ------------
TOTAL CONSUMER
   MANUFACTURING (1.7%) ............                              1,363,182
                                                               ------------
CONSUMER SERVICES
ADVERTISING (0.1%)
WPP Group PLC ......................      5,800                      44,062
                                                               ------------
AIRLINES (0.1%)
Continental Airlines, Inc.* ........      1,500                      10,875
Southwest Airlines Co. .............      6,400                      88,960
                                                               ------------
                                                                     99,835
                                                               ------------
APPAREL (0.2%)
Inditex ............................      6,200                     146,359
                                                               ------------

BROADCASTING & CABLE (1.8%)
AOL Time Warner, Inc.* .............      3,700                      48,470
British Sky Broadcasting
   Group PLC* ......................     35,450                     364,593
Comcast Corp. SPL (Class A)* .......      5,814                     137,036
Comcast Corp. (Class A)* ...........     10,700                     241,713
Cox Communications, Inc.
   (Class A)* ......................      6,100                     173,240
Viacom, Inc. (Class B)* ............     12,040                     490,751
                                                               ------------
                                                                  1,455,803
                                                               ------------
CELLULAR COMMUNICATIONS (0.7%)
America Movil SA de CV
   (Class A) .......................      3,500                      50,260
China Mobile Hong Kong Ltd.* .......     27,500                      65,413
SK Telecom Co. Ltd. ................      1,500                      32,025
Vodafone Group PLC .................    226,581                      415,738
                                                               ------------
                                                                    563,436
                                                               ------------
ENTERTAINMENT & LEISURE (0.8%)
Carnival Corp. .....................      6,100                     152,195
Harley-Davidson, Inc. ..............      6,800                     314,160
Royal Caribbean Cruises Ltd. .......      9,500                     158,650
                                                               ------------
                                                                    625,005
                                                               ------------
PRINTING & PUBLISHING (0.3%)
Gannett Co., Inc. ..................      2,200                     157,960
Pearson PLC ........................      8,850                      81,904
                                                               ------------
                                                                    239,864
                                                               ------------

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 2002 (Continued)

--------------------------------------------------------------------------
                                     NUMBER OF                    VALUE
                                       SHARES                   (NOTE 2)
--------------------------------------------------------------------------
RETAIL-GENERAL
   MERCHANDISE (3.2%)
Bed Bath & Beyond, Inc.* ..........    8,100                  $    279,693
Dixons Group PLC ..................   42,700                        99,653
Federated Department
   Stores, Inc.* ..................    3,400                        97,784
Home Depot, Inc. ..................    4,300                       103,028
Kohl's Corp.* .....................    6,500                       363,675
May Department Stores Co. .........    4,000                        91,920
Next PLC ..........................    7,500                        88,724
Tiffany & Co. .....................    8,600                       205,626
Toys "R" Us, Inc.* ................   14,200                       142,000
Wal-Mart Stores, Inc. .............   23,500                     1,186,985
                                                              ------------
                                                                 2,659,088
                                                              ------------
MISCELLANEOUS (0.3%)
Capita Group PLC ..................   27,937                       111,063
Cendant Corp.* ....................   15,400                       161,392
Edison Schools, Inc.* .............    6,400                        10,368
                                                              ------------
                                                                   282,823
                                                              ------------
TOTAL CONSUMER
   SERVICES (7.5%) ................                              6,116,275
                                                              ------------
CONSUMER STAPLES
BEVERAGES (1.5%)
Anheuser Busch Cos., Inc. .........    7,100                       343,640
Coca Cola Co. .....................    5,900                       258,538
Heineken NV* ......................    3,400                       132,640
Ito En Ltd. .......................    1,400                        47,390
LVMH Moet Hennessy Louis
   Vuitton SA .....................    2,300                        94,431
Pepsi Bottling Group, Inc. ........   11,000                       282,700
Pepsico, Inc. .....................    1,800                        75,996
                                                              ------------
                                                                 1,235,335
                                                              ------------
COSMETICS (1.1%)
Avon Products, Inc. ...............    8,000                       430,960
Estee Lauder Companies, Inc. ......    3,700                        97,680
L'Oreal SA ........................    4,700                       357,591
                                                              ------------
                                                                   886,231
                                                              ------------
FOOD (0.7%)
Del Monte Foods Co.* ..............    2,054                        15,819
Heinz (H. J.) Co. .................    4,600                       151,202
J. M. Smucker Co. .................       96                         3,822
Kraft Foods, Inc. .................    5,500                       214,115
Sara Lee Corp. ....................    8,400                       189,084
                                                              ------------
                                                                   574,042
                                                              ------------

---------------------------------------------------------------------------
                                    NUMBER OF                     VALUE
                                      SHARES                    (NOTE 2)
---------------------------------------------------------------------------
HOUSEHOLD PRODUCTS (1.3%)
Colgate Palmolive Co. .............    3,600                  $    188,748
Procter & Gamble Co. ..............    7,300                       627,362
Reckitt Benckiser PLC .............   11,455                       221,611
                                                              ------------
                                                                 1,037,721
                                                              ------------
RETAIL-FOOD & DRUG (0.5%)
Carrefour SA* .....................      900                        40,047
Walgreen Co. ......................   12,100                       353,199
                                                              ------------
                                                                   393,246
                                                              ------------
TOBACCO (0.7%)
Philip Morris Companies, Inc. .....   14,200                       575,526
                                                              ------------
TOTAL CONSUMER
   STAPLES (5.8%) .................                              4,702,101
                                                              ------------
ENERGY
DOMESTIC PRODUCERS (0.5%)
Apache Corp. ......................    4,370                       249,047
Kerr-McGee Corp. ..................    3,100                       137,330
                                                              ------------
                                                                   386,377
                                                              ------------
INTERNATIONAL (2.2%)
BP PLC - Sponsored (ADR) ..........    7,660                       311,379
ChevronTexaco Corp. ...............    6,500                       432,120
Eni Spa ...........................   15,520                       246,579
Exxon Mobil Corp. .................   22,812                       797,052
                                                              ------------
                                                                 1,787,130
                                                              ------------
OIL SERVICE (0.4%)
Baker Hughes, Inc. ................    4,600                       148,074
BP PLC ............................    7,168                        49,378
Total Fina Elf SA* ................      700                        99,910
                                                              ------------
                                                                   297,362
                                                              ------------
MISCELLANEOUS (0.0%)
Dynegy, Inc. ......................    3,300                         3,894
                                                              ------------
TOTAL ENERGY (3.1%) ...............                              2,474,763
                                                              ------------
FINANCE
BANKING-MONEY CENTER (1.8%)
Banco Bilbao Vizcaya
   Argentaria S.A. ................   25,620                       245,034
BNP Paribas SA ....................    6,959                       283,377
Credit Suisse Group* ..............    3,900                        84,593
JP Morgan Chase & Co. .............   16,582                       397,968
Standard Chartered PLC ............   15,800                       179,537
Sumitomo Trust & Banking Co........    9,000                        36,452
Wachovia Corp. ....................    5,600                       204,064
                                                              ------------
                                                                 1,431,025
                                                              ------------

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 2002 (Continued)

--------------------------------------------------------------------------
                                            NUMBER OF           VALUE
                                             SHARES            (NOTE 2)
--------------------------------------------------------------------------
BANKING-REGIONAL (3.4%)
Allied Irish Banks* ...............            6,900         $     94,358
Bank of America Corp. .............           11,442              796,020
Bank One Corp. ....................           13,532              494,595
FleetBoston Financial Corp. .......            5,200              126,360
Fortis* ...........................            4,100               71,632
KeyCorp ...........................           22,100              555,594
National City Corp. ...............           10,100              275,932
Royal Bank of Scotland
   Group PLC ......................           14,519              347,254
                                                             ------------
                                                                2,761,745
                                                             ------------
BROKERAGE & MONEY
   MANAGEMENT (0.6%)
Goldman Sachs Group, Inc. .........            1,600              108,960
Merrill Lynch & Co., Inc. .........            5,300              201,135
Morgan Stanley Dean
   Witter & Co. ...................            4,000              159,680
Peregrine Investments
   Holdings Ltd.* .................           90,000                    0
                                                             ------------
                                                                  469,775
                                                             ------------
INSURANCE (2.1%)
Ace Ltd. ..........................            7,000              205,380
Alleanza Assicurazioni Spa ........            6,576               49,791
American International
   Group, Inc. ....................           14,200              821,470
Aviva PLC .........................           20,726              148,446
Swiss Re-Registered ...............            3,020              198,044
Travelers Property Casualty Co.
   (Class A)* .....................              809               11,852
Travelers Property Casualty Co.
   (Class B)* .....................            1,662               24,349
XL Capital Ltd. (Class A) .........            3,100              239,475
                                                             ------------
                                                                1,698,807
                                                             ------------
MORTGAGE BANKING (1.1%)
Fannie Mae ........................            6,200              398,846
Freddie Mac .......................            5,500              324,775
The PMI Group, Inc. ...............            5,600              168,224
                                                             ------------
                                                                  891,845
                                                             ------------
REAL ESTATE (0.0%)
Sun Hung Kai Properities Ltd. .....            7,000               41,469
                                                             ------------

MISCELLANEOUS (1.7%)
Capital One Financial Corp. .......            6,100              181,292
Citigroup, Inc. ...................           28,132              989,966

--------------------------------------------------------------------------
                                            NUMBER OF             VALUE
                                              SHARES             (NOTE 2)
--------------------------------------------------------------------------
MBNA Corp. ........................           12,618         $    239,995
                                                             ------------
                                                                1,411,253
                                                             ------------
TOTAL FINANCE (10.7%) .............                             8,705,919
                                                             ------------
HEALTH CARE
BIOTECHNOLOGY (0.5%)
Amgen, Inc.* ......................            7,000              338,380
Human Genome Sciences, Inc.*.......            8,100               71,361
Monsanto Co. ......................              832               16,017
                                                             ------------
                                                                  425,758
                                                             ------------
DRUGS (4.3%)
AstraZeneca Group PLC .............              400               14,247
Bristol Myers Squibb Co. ..........            8,600              199,090
Dr. Reddy's Laboratories Ltd. .....              700               13,531
Forest Laboratories, Inc.* ........            2,100              206,262
Fujisawa Pharmaceutical Co. .......            5,000              114,306
Merck & Co., Inc. .................            3,300              186,813
Novartis AG .......................            4,900              178,733
Pfizer, Inc. ......................           33,995            1,039,228
Pharmacia Corp. ...................            4,721              197,338
Sanofi-Synthelabo SA ..............            3,940              240,682
Schering AG* ......................            1,500               65,282
Schering-Plough Corp. .............           12,100              268,620
Takeda Chemical Industries ........            8,000              334,119
Wyeth .............................           10,400              388,960
                                                             ------------
                                                                3,447,211
                                                             ------------
MEDICAL PRODUCTS (1.9%)
Becton Dickinson & Co. ............            9,000              276,210
Boston Scientific Corp.* ..........            7,000              297,640
Johnson & Johnson .................           17,000              913,070
Zimmer Holdings, Inc.* ............              530               22,006
                                                             ------------
                                                                1,508,926
                                                             ------------
MEDICAL SERVICES (1.0%)
Cardinal Health, Inc. .............            3,700              219,003
Health Management Associates,
   Inc. (Class A) .................           15,400              275,660
Tenet Healthcare Corp.* ...........              150                2,460
UnitedHealth Group, Inc.* .........            1,600              133,600
Wellpoint Health Networks,
   Inc.* ..........................            2,800              199,248
                                                             ------------
                                                                  829,971
                                                             ------------
TOTAL HEALTH CARE (7.7%) ..........                             6,211,866
                                                             ------------

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 2002 (Continued)

-------------------------------------------------------------------------------
                                                NUMBER OF                VALUE
                                                SHARES               (NOTE 2)
-------------------------------------------------------------------------------
MULTI INDUSTRY
   COMPANIES (0.4%)
Citic Pacific Ltd. ..................            18,000         $        33,237
Honeywell International, Inc. .......             3,400                  81,600
Viad Corp. ..........................            10,100                 225,735
                                                                ---------------
TOTAL MULTI INDUSTRY
   COMPANIES (0.4%) .................                                   340,572
                                                                ---------------
TECHNOLOGY
COMMUNICATION EQUIPMENT (1.2%)
Avaya, Inc.* ........................                22                      54
Cisco Systems, Inc.* ................            25,000                 327,500
Juniper Networks, Inc.* .............            27,200                 184,960
Lucent Technologies, Inc.* ..........            39,375                  49,613
Nokia Oyj ...........................            15,716                 249,693
Nortel Networks Corp.* ..............             4,800                   7,728
QUALCOMM, Inc.* .....................             4,300
                                                                        156,477
                                                                ---------------
                                                                        976,025
                                                                ---------------
COMPUTER HARDWARE/STORAGE (1.6%)
Dell Computer Corp.* ................            18,700                 500,038
EMC Corp.* ..........................             6,400                  39,296
Hewlett-Packard Co. .................            21,000                 364,560
International Business
   Machines Corp. ...................             4,300                 333,250
Sun Microsystems, Inc.* .............            20,300                  63,133
                                                                ---------------
                                                                      1,300,277
                                                                ---------------
COMPUTER SERVICES (0.6%)
First Data Corp. ....................             9,600                 339,936
Fiserv, Inc.* .......................             5,000                 169,750
                                                                ---------------
                                                                        509,686
                                                                ---------------
CONTRACT MANUFACTURING (0.1%)
Flextronics International Ltd.* .....             4,100                  33,579
Sanmina-SCI Corp.* ..................             5,300                  23,797
Solectron Corp.* ....................             7,600                  26,980
                                                                ---------------
                                                                         84,356
                                                                ---------------
SEMICONDUCTOR CAPITAL
   EQUIPMENT (0.2%)
Applied Materials, Inc.* ............            12,000                 156,360
                                                                ---------------
SEMICONDUCTOR COMPONENTS (1.7%)
Agere Systems, Inc.* ................               372                     536
Altera Corp.* .......................             9,836                 121,377
ASML Holding N.V.* ..................             5,000                  41,738
Intel Corp. .........................            23,044                 358,796
Linear Technology Corp. .............             4,700                 120,884
Maxim Integrated Products, Inc.......             5,200                 171,808


--------------------------------------------------------------------------------
                                               NUMBER OF                VALUE
                                                SHARES                (NOTE 2)
--------------------------------------------------------------------------------
Micron Technology, Inc.* ............             8,600          $        83,764
Samsung Electronics Co. Ltd.
   (GDR) ............................               900                  119,133
STMicroelectronics N.V. .............             5,777                  113,170
Taiwan Semiconductor
   Manufacturing Co. Ltd.* ..........             9,590                   67,610
Texas Instruments, Inc. .............            12,400                  186,124
                                                                 ---------------
                                                                       1,384,940
                                                                 ---------------
SOFTWARE (2.3%)
Infosys Technologies Ltd.
   Warrants (Expire 6/13/03)* .......               200                   19,643
BEA Systems, Inc.* ..................             1,470                   16,861
Microsoft Corp.* ....................            26,900                1,390,730
PeopleSoft, Inc.* ...................             4,400                   80,520
Sap AG ..............................             1,800                  141,009
Veritas Software Corp.* .............            11,700                  182,754
                                                                 ---------------
                                                                       1,831,517
                                                                 ---------------

MISCELLANEOUS (1.1%)
Canon, Inc. .........................             8,000                  301,112
Hoya Corp. ..........................             2,600                  181,930
Keyence Corp. .......................             1,200                  208,656
Ricoh Company Ltd. ..................             8,000                  131,155
Tokyo Electron Ltd. .................             2,200                   99,478
                                                                 ---------------
                                                                         922,331
                                                                 ---------------

TOTAL TECHNOLOGY (8.8%) .............                                  7,165,492
                                                                 ---------------
TRANSPORTATION
AIR FREIGHT (0.2%)
United Parcel Service (Class B)......             3,000                  189,240
                                                                 ---------------
RAILROAD (0.4%)
Union Pacific Corp. .................             4,600                  275,402
                                                                 ---------------
TOTAL TRANSPORTATION (0.6%)
                                                                         464,642
                                                                 ---------------
UTILITIES
ELECTRIC & GAS UTILITY (0.9%)
American Electric
   Power Co., Inc ...................             3,200                   87,456
Entergy Corp. .......................             5,200                  237,068
FPL Group, Inc. .....................             5,300                  318,689
PG&E Corp.* .........................             8,400                  116,760
                                                                 ---------------
                                                                         759,973
                                                                 ---------------
TELEPHONE UTILITY (1.4%)
AT&T Corp. ..........................             3,620                   94,519
BellSouth Corp. .....................             5,200                  134,524

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 2002 (Continued)


-----------------------------------------------------------------------------
                                            NUMBER OF                VALUE
                                              SHARES               (NOTE 2)
-----------------------------------------------------------------------------
Qwest Communications
   International, Inc.* ...........             5,200         $        26,000
SBC Communications, Inc. ..........            14,486                 392,717
Sprint Corp. (FON Group) ..........             1,900                  27,512
Verizon Communications, Inc. ......            11,000                 426,250
                                                              ---------------
                                                                    1,101,522
                                                              ---------------
TOTAL UTILITIES (2.3%) ............                                 1,861,495
                                                              ---------------
TOTAL COMMON STOCKS (53.4%)
   (Cost $50,029,480)..............                                43,285,806
                                                              ---------------
                                           PRINCIPAL
                                             AMOUNT
                                           ---------
LONG-TERM DEBT SECURITIES:
ASSET BACKED SECURITIES (1.2%)
American Express Master Trust
   1.49%, 2005 ....................         $ 385,000                 385,307
Discover Card Master Trust I
   6.35%, 2008 ....................           385,000                 425,001
Nomura Asset Securities Corp. .....
   6.59%, 2030 ....................           170,000                 192,966
                                                              ---------------
TOTAL ASSET BACKED
   SECURITIES (1.2%) ..............                                 1,003,274
                                                              ---------------
BASIC INDUSTRIES
PAPER & FOREST PRODUCTS (0.2%)
Meadwestvaco Corp.
   6.85%, 2012 ....................            55,000                  61,027
Westvaco Corp.
   8.20%, 2030 ....................           110,000                 127,864
                                                              ---------------
TOTAL BASIC
   INDUSTRIES (0.2%) ..............                                   188,891
                                                              ---------------
CONSUMER MANUFACTURING
AUTO & RELATED (0.5%)
Ford Motor Co.
   7.45%, 2031 ....................           455,000                 395,803
                                                              ---------------
TOTAL CONSUMER
   MANUFACTURING (0.5%) ...........                                   395,803
                                                              ---------------
CONSUMER SERVICES
BROADCASTING & CABLE (0.7%)
Comcast Cable
   Communications, Inc.
   6.2%, 2008 .....................           130,000                 134,601
Cox Communications, Inc.
   7.125%, 2012 ...................            50,000                  55,535
Time Warner Entertainment Co.:
   8.375%, 2023 ...................           315,000                 354,469
   8.375%, 2033 ...................            30,000                  33,969
                                                              ---------------
                                                                      578,574
                                                              ---------------

-----------------------------------------------------------------------------
                                            PRINCIPAL                 VALUE
                                              AMOUNT                (NOTE 2)
-----------------------------------------------------------------------------
CELLULAR COMMUNICATIONS (0.7%)
AT&T Wireless Services, Inc.
   8.75%, 2031 ........................      $150,000               $ 147,000
Verizon Wireless, Inc.
   1.81%, 2003 ........................       400,000                 397,160
Vodafone Group PLC
   7.875%, 2030 .......................        35,000                  42,182
                                                                    ---------
                                                                      586,342
                                                                    ---------
RETAIL-GENERAL
   MERCHANDISE (0.1%)
Target Corp.
   5.875%, 2012 .......................        50,000                  54,210
                                                                    ---------

TOTAL CONSUMER
   SERVICES (1.5%) ....................                             1,219,126
                                                                    ---------
CONSUMER STAPLES
FOOD (0.3%)
Kraft Foods, Inc.
   5.625%, 2011 .......................       215,000                 229,856
Kroger Co.
   6.75%, 2012 ........................        15,000                  16,598
                                                                    ---------
TOTAL CONSUMER STAPLES (0.3%) .........                               246,454
                                                                    ---------
ENERGY
DOMESTIC INTEGRATED (0.2%)
Amerada Hess Corp.
   7.875%, 2029 .......................       130,000                 150,305
                                                                    ---------
DOMESTIC PRODUCERS (0.1%)
Kerr-McGee Corp.
   7.875%, 2031 .......................        70,000                  85,512
                                                                    ---------
OIL SERVICE (0.6%)
Conoco Funding Co.
   5.45%, 2006 ........................        85,000                  91,749
Conoco, Inc.
   6.95%, 2029 ........................       185,000                 209,679
Devon Energy Corp.
   7.95%, 2032 ........................       100,000                 120,220
Devon Financing Corp.
   7.875%, 2031 .......................        65,000                  76,550
                                                                    ---------
                                                                      498,198
                                                                    ---------
TOTAL ENERGY (0.9%) ...................                               734,015
                                                                    ---------
FINANCE
BANKING-MONEY CENTER (1.1%)
Barclays Bank PLC
   8.55%, 2049 ........................        75,000                  91,552

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 2002 (Continued)

--------------------------------------------------------------------
                                            PRINCIPAL       VALUE
                                             AMOUNT        (NOTE 2)
--------------------------------------------------------------------
Citicorp
   6.375%, 2008 ........................     $170,000       $190,230
Credit Suisse Financial
   6.0% Conv. , 2005 ...................        4,000          2,848
HSBC Capital Funding
   10.176%, 2049 .......................       50,000         70,155
JP Morgan Chase & Co.:
   6.375%, 2008 ........................      170,000        185,945
   6.75%, 2011 .........................      210,000        228,312
Royal Bank of Scotland Group PLC
   7.648%, 2049 ........................       95,000        109,953
Standard Chartered Bank PLC
   8.0%, 2031 ..........................       25,000         28,782
                                                            --------
                                                             907,777
                                                            --------
BANKING-REGIONAL (0.6%)
Bank of America Corp.
   6.25%, 2012 .........................      125,000        139,062
Bank One Corp.:
   7.875%, 2010 ........................      105,000        125,842
   7.625%, 2026 ........................       65,000         78,390
U. S. Bank NA
   6.375%, 2011 ........................      150,000        168,240
                                                            --------
                                                             511,534
                                                            --------
BROKERAGE & MONEY
   MANAGEMENT (0.4%)
Goldman Sachs Group, Inc.
   5.7%, 2012 ..........................      120,000        124,800
Lehman Brothers Holdings, Inc. .........
   6.625%, 2012 ........................      110,000        121,748
Morgan Stanley Dean Witter & Co.
   7.25%, 2032 .........................       95,000        108,233
                                                            --------
                                                             354,781
                                                            --------
INSURANCE (0.1%)
Metlife, Inc.
   6.5%, 2032 ..........................       45,000         46,705
                                                            --------
MORTGAGE BANKING (1.3%)
Abbey National Capital Trust I
   8.963%, 2049 ........................       60,000         74,388
Bear Stearns Commercial
   Mortgage Securities:
   4.72%, 2035 .........................      130,000        131,027
   4.83%, 2038 .........................      135,000        137,227
Commercial Mortgage Asset Trust
   6.64%, 2010 .........................      175,000        199,412


--------------------------------------------------------------------
                                            PRINCIPAL      VALUE
                                             AMOUNT       (NOTE 2)
--------------------------------------------------------------------
Countrywide Financial
   4.25%, 2007 .........................   $   95,000    $    96,149
GE Capital Commercial Mortgage Corp.
   5.994%, 2035 ........................      150,000        165,675
Morgan Stanley Dean Witter Capital I
   5.08%, 2037 .........................      210,000        216,531
                                                         -----------
                                                           1,020,409
                                                         -----------
MISCELLANEOUS (2.5%)
American General Finance
   4.5%, 2007 ..........................       55,000         56,622
CIT Group, Inc.:
   5.5%, 2007 ..........................       30,000         30,671
   6.875%, 2009 ........................       30,000         32,271
Citigroup, Inc.
   7.25%, 2010 .........................      245,000        284,420
Ford Motor Credit Co.
   6.5%, 2007 ..........................      150,000        148,155
General Electric Capital Corp.:
   5.45%, 2013 .........................       80,000         83,096
   6.75%, 2032 .........................      170,000        187,952
General Motors Acceptance Corp.:
   6.875%, 2011 ........................      205,000        204,446
   8.0%, 2031 ..........................      260,000        261,404
Great Western Financial Corp.
   8.206%, 2027 ........................      100,000        107,360
Household Finance Corp.:
   6.5%, 2008 ..........................      125,000        134,400
   7.0%, 2012 ..........................       35,000         38,335
   7.35%, 2032 .........................        5,000          5,389
John Deere Capital Corp.
   4.5%, 2007 ..........................      110,000        113,596
National Rural Utilities Cooperative
   Finance Corp.
   7.25%, 2012 .........................       30,000         34,407
Unicredito Italiano Capital Trust
   9.2%, 2049 ..........................      110,000        135,179
Washington Mutual Finance Corp.
   6.875%, 2011 ........................      170,000        189,737
                                                         -----------
                                                           2,047,440
                                                         -----------
TOTAL FINANCE (6.0%) ...................                   4,888,646
                                                         -----------
HEALTH CARE
DRUGS (0.1%)
Bristol Myers Squibb Co.
   4.75%, 2006 .........................       45,000         47,452
                                                         -----------

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 2002 (Continued)


------------------------------------------------------------------------
                                            PRINCIPAL           VALUE
                                             AMOUNT           (NOTE 2)
------------------------------------------------------------------------
MEDICAL SERVICES (0.2%)
Anthem, Inc.
   6.8%, 2012 ..........................   $   60,000        $    65,286
Health Net, Inc.
   8.375%, 2011 ........................       40,000             46,120
                                                             -----------
                                                                 111,406
                                                             -----------
MISCELLANEOUS (0.0%)
Science Applications International Corp.
   6.25%, 2012 .........................       30,000             32,358
                                                             -----------
TOTAL HEALTH CARE (0.3%) ...............                         191,216
                                                             -----------
SOVEREIGN DEBT OBLIGATIONS
SOVEREIGN DEBT SECURITIES (0.3%)
Province of Quebec
   7.5%, 2029 ..........................      105,000            130,945
United Mexican States
   8.3%, 2031 ..........................       90,000             94,949
                                                             -----------
TOTAL SOVEREIGN DEBT
   OBLIGATIONS (0.3%) ..................                         225,894
                                                             -----------
TECHNOLOGY
COMMUNICATION SERVICES (0.1%)
Verizon Global Funding Corp.
   7.375%, 2012 ........................       80,000             92,040
                                                             -----------
TOTAL TECHNOLOGY (0.1%) ................                          92,040
                                                             -----------
TRANSPORTATION
RAILROAD (0.1%)
CSX Corp.
   7.95%, 2027 .........................       95,000            116,554
                                                             -----------
TOTAL TRANSPORTATION (0.1%) ............                         116,554
                                                             -----------
UTILITIES
ELECTRIC & GAS UTILITY (0.4%)
Carolina Power & Light Co.
   6.5%, 2012 ..........................       35,000             38,265
Cincinnati Gas & Electric Co.
   5.7%, 2012 ..........................       30,000             30,749
First Energy Corp.
   7.375%, 2031 ........................       40,000             38,775
KeySpan Corp.
   7.25%, 2005 .........................      100,000            112,130
Public Service Co. of Colorado
   7.875%, 2012 ........................       20,000             22,326
Teco Energy, Inc.
   6.125%, 2007 ........................       50,000             43,500
                                                             -----------
                                                                 285,745
                                                             -----------

------------------------------------------------------------------------
                                            PRINCIPAL            VALUE
                                             AMOUNT            (NOTE 2)
------------------------------------------------------------------------
TELEPHONE UTILITY (0.6%)
AT&T Corp.:
   7.8%, 2011 ..........................   $  160,000        $   174,880
   6.5%, 2013 ..........................      200,000            200,620
Sprint Capital Corp.
   7.625%, 2011 ........................      150,000            142,500
                                                             -----------
                                                                 518,000
                                                             -----------
MISCELLANEOUS (0.3%)
AT&T Broadband Corp.
   9.455%, 2022 ........................       65,000             76,589
British Telecom PLC
   8.875%, 2030 ........................       90,000            114,741
MidAmerican Energy Holdings
   5.875%, 2012 ........................       30,000             30,411
Nisource Finance Corp.
   7.875%, 2010 ........................       40,000             43,960
                                                             -----------
                                                                 265,701
                                                             -----------
TOTAL UTILITIES (1.3%) .................                       1,069,446
                                                             -----------
U.S. GOVERNMENT & AGENCY
   OBLIGATIONS
FEDERAL AGENCY (2.5%)
Federal Home Loan Mortgage Corp.:
   3.5%, 2007 ..........................    1,315,000          1,342,352
   7.0%, 2032 ..........................       46,552             48,930
   6.0%, 2033 ..........................      580,000            599,604
                                                             -----------
                                                               1,990,886
                                                             -----------
FEDERAL AGENCIES-PASS
   THRU'S (18.9%)
Federal National Mortgage
   Association:
   5.5%, 2018 ..........................      880,000            911,592
   6.0%, 2018 ..........................    1,775,000          1,854,875
   6.5%, 2030 ..........................    4,060,000          4,226,054
   6.5%, 2032 ..........................      125,083            130,298
   6.0%, 2033 ..........................    4,420,000          4,567,628
   7.0%, 2033 ..........................    2,230,000          2,345,068
Government National Mortgage
   Association
   6.5%, 2032 ..........................    1,215,000          1,274,292
                                                             -----------
                                                              15,309,807
                                                             -----------
U. S. TREASURY (9.5%)
U. S. Treasury Bond
   5.375%, 2031 ........................    1,360,000          1,482,672

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 2002 (Concluded)


-----------------------------------------------------------------------------
                                             PRINCIPAL              VALUE
                                               AMOUNT              (NOTE 2)
-----------------------------------------------------------------------------
U. S. Treasury Notes:
   1.75%, 2004 ........................... $  950,000           $     952,820
   3.25%, 2004 ...........................  2,520,000               2,586,926
   4.375%, 2007 ..........................  1,550,000               1,664,390
   3.625%, 2008 ..........................    530,000                 652,588
   4.0%, 2012 ............................    355,000                 360,005
                                                                -------------
                                                                    7,699,401
                                                                -------------
TOTAL U.S. GOVERNMENT & AGENCY
   OBLIGATIONS (30.9%) ...................                         25,000,094
                                                                -------------
TOTAL LONG-TERM DEBT
   SECURITIES (43.6%)
   (Amortized Cost $34,566,145) ..........                         35,371,453
                                                                -------------
SHORT-TERM DEBT SECURITIES:
U. S. GOVERNMENT & AGENCY
   OBLIGATIONS (21.7%)
Federal Mortgage Corp.
   Discount Note
   0.75%, 2003 ........................... 16,399,317              16,399,317
U. S. Treasury Note
   5.5%, 2003 ............................  1,250,000               1,258,606
                                                                -------------
                                                                   17,657,923
                                                                -------------
TOTAL SHORT-TERM DEBT
   SECURITIES (21.7%)
   (Amortized Cost $17,657,923) ..........                         17,657,923
                                                                -------------
TOTAL INVESTMENTS (118.7%)
   (Cost/Amortized Cost $102,253,548).....                         96,315,182
OTHER ASSETS LESS
   LIABILITES (-18.7%) ...................                        (15,202,312)
                                                                -------------
NET ASSETS (100.0%) ......................                      $  81,112,870
                                                                =============




-------------------------------------------------------

-------------------------------------------------------
DISTRIBUTION OF INVESTMENTS BY GLOBAL REGION

                                            % OF
                                         INVESTMENT
                                         -----------
United States**                             90.6%
United Kingdom                               2.6
Japan                                        2.3
France                                       1.5
Southeast Asia                               0.5
Switzerland                                  0.5
Spain                                        0.4
Italy                                        0.3
Scandinavia                                  0.3
Mexico                                       0.1
Other European Countries                     0.9
                                           -----
                                           100.0%
                                           =====


--------------------
 *  Non-income producing.
**  Includes short-term investments.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 4 (POOLED)
(THE ALLIANCE COMMON STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statement of Assets and Liabilities
DECEMBER 31, 2002
--------------------------------------------------------------------------------
ASSETS:
Investments (Notes 2 and 3):
 Common stocks -- at value (cost: $602,141,625).................   $537,846,233
Dividends receivable ...........................................        245,669
-------------------------------------------------------------------------------
Total assets ...................................................    538,091,902
-------------------------------------------------------------------------------
LIABILITIES:
Due to Equitable Life's General Account ........................      1,744,363
Due to custodian ...............................................        315,299
Accrued expenses ...............................................        508,549
-------------------------------------------------------------------------------
Total liabilities ..............................................      2,568,211
-------------------------------------------------------------------------------
NET ASSETS .....................................................   $535,523,691
===============================================================================
Amount retained by Equitable Life in Separate Account No. 4 ....   $    796,040
Net assets attributable to contract owners .....................    504,873,167
Net assets allocated to contracts in payout period .............     29,854,484
-------------------------------------------------------------------------------
NET ASSETS .....................................................   $535,523,691
===============================================================================



                                UNITS OUTSTANDING      UNIT VALUES
                               -------------------   --------------
Institutional ..............          62,507           $4,632.41
RIA ........................          50,765           $  443.82
Momentum Strategy ..........           5,109           $   58.87
MRP ........................         153,769           $  186.97
ADA ........................         817,420           $  223.76
EPP ........................          25,041           $  453.49


The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 4 (POOLED)
(THE ALLIANCE COMMON STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statement of Operations
YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 2):
Dividends (net of foreign taxes withheld of $19,868)............. $   2,706,153
Interest ........................................................       101,870
-------------------------------------------------------------------------------
Total investment income .........................................     2,808,023
-------------------------------------------------------------------------------
EXPENSES (NOTE 6):
Investment management fees ......................................    (1,268,638)
Operating and expense charges ...................................    (2,242,171)
-------------------------------------------------------------------------------
Total expenses ..................................................    (3,510,809)
-------------------------------------------------------------------------------
Net investment loss .............................................      (702,786)
-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 2):
Realized loss from security and foreign currency transactions ...  (232,393,293)
Change in unrealized appreciation/depreciation of investments ...       (71,538)
-------------------------------------------------------------------------------
Net realized and unrealized loss on investments .................  (232,464,831)
-------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS ATTRIBUTABLE TO OPERATIONS ........... $(233,167,617)
===============================================================================




The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 4 (POOLED)
(THE ALLIANCE COMMON STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                       YEAR ENDED DECEMBER 31,
                                                                                        2002                2001
                                                                                 -----------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment loss ..........................................................    $     (702,786)     $     (170,724)
Net realized loss on investments and foreign currency transactions ...........      (232,393,293)        (84,356,380)
Change in unrealized appreciation/depreciation of investments ................           (71,538)       (130,820,535)
--------------------------------------------------------------------------------------------------------------------
Net decrease in net assets attributable to operations ........................      (233,167,617)       (215,347,639)
--------------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions ................................................................       115,415,532         218,850,121
Withdrawals ..................................................................      (240,773,263)       (325,968,603)
Asset management fees ........................................................        (1,363,796)         (1,984,030)
Administrative fees ..........................................................          (629,647)           (963,019)
--------------------------------------------------------------------------------------------------------------------
Net decrease in net assets attributable to contributions and withdrawals .....      (127,351,174)       (110,065,531)
--------------------------------------------------------------------------------------------------------------------
Net increase in net assets attributable to Equitable Life's transactions .....            19,350              37,948
--------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS .......................................................      (360,499,441)       (325,375,222)
NET ASSETS -- BEGINNING OF YEAR ..............................................       896,023,132       1,221,398,354
--------------------------------------------------------------------------------------------------------------------
NET ASSETS -- END OF YEAR ....................................................    $  535,523,691      $  896,023,132
====================================================================================================================

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 4 (POOLED)
(THE ALLIANCE COMMON STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 2002

----------------------------------------------------------------------------
                                         NUMBER OF                 VALUE
                                           SHARES                 (NOTE 2)
----------------------------------------------------------------------------
COMMON STOCKS:
AEROSPACE & DEFENSE
DEFENSE ELECTRONICS (0.4%)
L-3 Communications
   Holdings, Inc.* ..................     46,100                $  2,070,351
                                                                ------------
CAPITAL GOODS
ENGINEERING & CONSTRUCTION (1.7%)
Jacobs Engineering Group, Inc.*          248,500                   8,846,600
                                                                ------------
MACHINERY (1.0%)
ITT Industries, Inc. ................     94,900                   5,759,481
                                                                ------------
TOTAL CAPITAL GOODS (2.7%)...........                             14,606,081
                                                                ------------
CONSUMER MANUFACTURING
BUILDING & RELATED (4.1%)
American Standard
   Companies, Inc.* .................    151,150                  10,752,811
Centex Corp. ........................    106,000                   5,321,200
D. R. Horton, Inc. ..................    165,100                   2,864,485
NVR, Inc.* ..........................      9,000                   2,929,500
                                                                ------------
                                                                  21,867,996
                                                                ------------
MISCELLANEOUS (2.1%)
Newell Rubbermaid, Inc. .............    374,500                  11,358,585
                                                                ------------
TOTAL CONSUMER
   MANUFACTURING (6.2%) .............                             33,226,581
                                                                ------------
CONSUMER SERVICES
AIRLINES (2.0%)
Southwest Airlines Co. ..............    763,200                  10,608,480
                                                                ------------
BROADCASTING & CABLE (6.8%)
Comcast Corp. SPL (Class A)* ........    813,300                  18,372,447
Cox Communications, Inc.
   (Class A)* .......................    157,200                   4,464,480
Viacom, Inc. (Class B)* .............    331,490                  13,511,532
                                                                ------------
                                                                  36,348,459
                                                                ------------
ENTERTAINMENT & LEISURE (4.9%)
Harley-Davidson, Inc. ...............    564,700                  26,089,140
                                                                ------------
RETAIL--GENERAL
   MERCHANDISE (7.3%)
Bed Bath & Beyond, Inc.* ............     70,400                   2,430,912
CDW Computer Centers, Inc.* .........    342,800                  15,031,780
Kohl's Corp.* .......................    391,500                  21,904,425
                                                                ------------
                                                                 39,367,117
                                                                ------------

----------------------------------------------------------------------------
                                        NUMBER OF                   VALUE
                                         SHARES                   (NOTE 2)
----------------------------------------------------------------------------
MISCELLANEOUS (4.0%)
Career Education Corp.* .............   352,800                 $ 14,112,000
Iron Mountain, Inc.* ................   224,800                    7,420,648
                                                                ------------
                                                                  21,532,648
                                                                ------------
TOTAL CONSUMER
   SERVICES (25.0%) .................                            133,945,844
                                                                ------------
ENERGY
DOMESTIC PRODUCERS (0.6%)
Apache Corp.* .......................    54,700                    3,117,353
                                                                ------------
OIL SERVICE (2.1%)
Baker Hughes, Inc. ..................   178,300                    5,739,477
Weatherford International, Inc.*.....   143,100                    5,713,983
                                                                ------------
                                                                  11,453,460
                                                                ------------
TOTAL ENERGY (2.7%) .................                             14,570,813
                                                                ------------
FINANCE
BANKING--MONEY
   CENTER (0.4%)
SLM Corp. ...........................    24,300                    2,523,798
                                                                ------------
BANKING--REGIONAL (2.2%)
Bank One Corp. ......................   316,400                   11,564,420
                                                                ------------
BROKERAGE & MONEY
   MANAGEMENT (3.7%)
Legg Mason, Inc. ....................   370,600                   17,988,924
Morgan Stanley Dean
   Witter & Co.* ....................    40,200                    1,604,784
                                                                ------------
                                                                  19,593,708
                                                                ------------
INSURANCE (6.4%)
American International
   Group, Inc. ......................   334,100                   19,327,685
Gallagher (Arthur J.) & Co. .........   107,400                    3,155,412
Willis Group Holdings Ltd.* .........   403,450                   11,566,911
                                                                ------------
                                                                  34,050,008
                                                                ------------
MISCELLANEOUS (10.0%)
AMBAC Financial Group, Inc. .........   229,000                   12,878,960
Citigroup, Inc. .....................   720,700                   25,361,433
MBNA Corp. ..........................   813,950                   15,481,329
                                                                ------------
                                                                  53,721,722
                                                                ------------
TOTAL FINANCE (22.7%) ...............                            121,453,656
                                                                ------------

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 4 (POOLED)
(THE ALLIANCE COMMON STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 2002 (Concluded)

-----------------------------------------------------------------------------------------------------------------
                                                                           NUMBER OF                 VALUE
                                                                            SHARES                 (NOTE 2)
-----------------------------------------------------------------------------------------------------------------
HEALTH CARE
DRUGS (3.3%)
Forest Laboratories, Inc.* .............................................    132,200              $ 12,984,684
Patterson Dental Co.* ..................................................    102,400                 4,478,976
                                                                                                 ------------
                                                                                                   17,463,660
                                                                                                 ------------
MEDICAL PRODUCTS (4.2%)
Boston Scientific Corp.* ...............................................    120,600                 5,127,912
St. Jude Medical, Inc.* ................................................     49,300                 1,958,196
Stryker Corp. ..........................................................    231,900                15,565,128
                                                                                                 ------------
                                                                                                   22,651,236
                                                                                                 ------------
MEDICAL SERVICES (13.9%)
AmerisourceBergen Corp. ................................................    165,450                 8,985,590
Cardinal Health, Inc. ..................................................    324,900                19,230,831
Express Scripts, Inc.* .................................................    344,000                16,525,760
Health Management Associates,
   Inc. (Class A) ......................................................  1,168,600                20,917,940
Wellpoint Health Networks, Inc.*                                            122,100                 8,688,636
                                                                                                 ------------
                                                                                                   74,348,757
                                                                                                 ------------
TOTAL HEALTH CARE (21.4%) ..............................................                          114,463,653
                                                                                                 ------------
MULTI INDUSTRY
   COMPANIES (3.3%)
Danaher Corp. ..........................................................    266,000                17,476,200
                                                                                                 ------------
TECHNOLOGY
COMMUNICATION EQUIPMENT (2.2%)
Cisco Systems, Inc.* ...................................................    550,980                 7,217,838
Juniper Networks, Inc.* ................................................    698,500                 4,749,800
                                                                                                 ------------
                                                                                                   11,967,638
                                                                                                 ------------
COMPUTER HARDWARE/STORAGE (1.8%)
Dell Computer Corp.* ...................................................    353,800                 9,460,612
                                                                                                 ------------


-----------------------------------------------------------------------------------------------------------------
                                                                            NUMBER OF                VALUE
                                                                             SHARES                 (NOTE 2)
-----------------------------------------------------------------------------------------------------------------
COMPUTER SERVICES (3.8%)
Affiliated Computer Services,
   Inc.* ...............................................................     189,050             $  9,953,483
Fiserv, Inc.* ..........................................................     314,000               10,660,300
                                                                                                 ------------
                                                                                                   20,613,783
                                                                                                 ------------
CONTRACT MANUFACTURING (1.3%)
Flextronics International Ltd.* ........................................     830,000                6,797,700
                                                                                                 ------------
INTERNET INFRASTRUCTURE (2.5%)
eBay, Inc.* ............................................................     195,000               13,224,900
                                                                                                 ------------
SEMICONDUCTOR
   COMPONENTS (0.7%)
Maxim Integrated Products, Inc. ........................................     117,600                3,885,504
                                                                                                 ------------
SOFTWARE (3.7%)
Mercury Interactive Corp.* .............................................     155,150                4,600,197
Microsoft Corp.* .......................................................      57,100                2,952,070
PeopleSoft, Inc.* ......................................................     261,800                4,790,940
Veritas Software Corp.* ................................................     495,500                7,739,710
                                                                                                 ------------
                                                                                                   20,082,917
                                                                                                 ------------
TOTAL TECHNOLOGY (16.0%) ...............................................                           86,033,054
                                                                                                 ------------
TOTAL COMMON STOCKS (100.4%)
   (Cost $602,141,625)..................................................                          537,846,233
                                                                                                 ------------
TOTAL INVESTMENTS (100.4%)
   (Cost $602,141,625)..................................................                          537,846,233
OTHER ASSETS LESS
   LIABILITIES (-0.4%) .................................................                           (2,322,542)
                                                                                                 ------------
NET ASSETS (100.0%) ....................................................                         $535,523,691
                                                                                                 ============

--------------------
* Non-income producing.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 3 (POOLED)
(THE ALLIANCE MID CAP GROWTH FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Statement of Assets and Liabilities
DECEMBER 31, 2002
--------------------------------------------------------------------------------
ASSETS:
Investments (Notes 2 and 3):
 Common stocks -- at value (cost: $73,648,923).........    $71,444,693
Receivable for investment securities sold .............        135,948
Dividends receivable ..................................         26,855
----------------------------------------------------------------------
Total assets ..........................................     71,607,496
----------------------------------------------------------------------
LIABILITIES:
Payable for investment securities purchased ...........        261,819
Due to Equitable Life's General Account ...............        224,047
Due to custodian ......................................         15,866
Accrued expenses ......................................         70,056
----------------------------------------------------------------------
Total liabilities .....................................        571,788
----------------------------------------------------------------------
NET ASSETS ............................................    $71,035,708
======================================================================

                              UNITS OUTSTANDING    UNIT VALUES
                             ------------------- ---------------
Institutional ..............         4,193         $12,574.23
RIA ........................        65,969         $   120.44
Momentum Strategy ..........         4,436         $    45.34
MRP ........................       378,784         $    26.74
EPP ........................           362         $   120.44


The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 3 (POOLED)
(THE ALLIANCE MID CAP GROWTH FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statement of Operations
YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 2):
Dividends ......................................................  $    190,166
Interest .......................................................        22,032
------------------------------------------------------------------------------
Total investment income ........................................       212,198
------------------------------------------------------------------------------
EXPENSES (NOTE 6):
Investment management fees .....................................      (136,491)
Operating and expense charges ..................................      (246,528)
------------------------------------------------------------------------------
Total expenses .................................................      (383,019)
------------------------------------------------------------------------------
Net investment loss ............................................      (170,821)
------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 2):
Realized loss from security and foreign currency transactions ..   (16,529,166)
Change in unrealized appreciation/depreciation of investments ..   (12,953,026)
------------------------------------------------------------------------------
Net realized and unrealized loss on investments ................   (29,482,192)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS ATTRIBUTABLE TO OPERATIONS ..........  $(29,653,013)
==============================================================================


The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 3 (POOLED)
(THE ALLIANCE MID CAP GROWTH FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statements of Changes in Net Assets
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                                  YEAR ENDED DECEMBER 31,
                                                                                                  2002               2001
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment loss .....................................................................    $    (170,821)     $      (35,773)
Net realized loss on investments and foreign currency transactions ......................      (16,529,166)        (25,779,164)
Change in unrealized appreciation/depreciation of investments ...........................      (12,953,026)          6,208,942
------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets attributable to operations ...................................      (29,653,013)        (19,605,995)
------------------------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions ...........................................................................       91,333,641         164,236,499
Withdrawals .............................................................................      (72,694,551)       (170,917,509)
Asset management fees ...................................................................         (212,326)           (289,214)
Administrative fees .....................................................................         (140,077)           (240,190)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets attributable to contributions and withdrawals .....       18,286,687          (7,210,414)
------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS ..................................................................      (11,366,326)        (26,816,409)
NET ASSETS -- BEGINNING OF YEAR .........................................................       82,402,034         109,218,443
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS -- END OF YEAR ...............................................................    $  71,035,708      $   82,402,034
==============================================================================================================================

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 3 (POOLED)
(THE ALLIANCE MID CAP GROWTH FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 2002


----------------------------------------------------------------------------------------------------------------
                                                                            NUMBER OF                 VALUE
                                                                              SHARES                 (NOTE 2)
----------------------------------------------------------------------------------------------------------------
COMMON STOCKS:
AEROSPACE & DEFENSE
AEROSPACE (1.9%)
Northrop Grumman Corp. .................................................     13,810                 $ 1,339,570
                                                                                                    -----------
BASIC INDUSTRIES
PAPER & FOREST PRODUCTS (2.3%)
Smurfit-Stone Container Corp.*..........................................    103,750                   1,596,712
                                                                                                    -----------
CAPITAL GOODS
ELECTRICAL EQUIPMENT (2.9%)
Alliant Techsystems, Inc.* .............................................     20,025                   1,248,559
Johnson Controls, Inc. .................................................     10,040                     804,907
                                                                                                    -----------
                                                                                                      2,053,466
                                                                                                    -----------
MACHINERY (2.7%)
ITT Industries, Inc. ...................................................     13,630                     827,205
Navistar International Corp.* ..........................................     46,240                   1,124,094
                                                                                                    -----------
                                                                                                      1,951,299
                                                                                                    -----------
MISCELLANEOUS (1.4%)
Lennar Corp.* ..........................................................     19,280                     994,848
                                                                                                    -----------
TOTAL CAPITAL GOODS (7.0%)                                                                            4,999,613
                                                                                                    -----------
CONSUMER MANUFACTURING
AUTO & RELATED (1.0%)
Autoliv, Inc. ..........................................................     34,530                     722,713
                                                                                                    -----------
BUILDING & RELATED (3.4%)
D. R. Horton, Inc. .....................................................     74,680                   1,295,698
Masco Corp. ............................................................     50,800                   1,069,340
                                                                                                    -----------
                                                                                                      2,365,038
                                                                                                    -----------
MISCELLANEOUS (1.0%)
Newell Rubbermaid, Inc. ................................................     23,810                     722,157
                                                                                                    -----------
TOTAL CONSUMER
   MANUFACTURING (5.4%) ................................................                              3,809,908
                                                                                                    -----------
CONSUMER SERVICES
AIRLINES (1.9%)
Southwest Airlines Co. .................................................     96,370                   1,339,543
                                                                                                    -----------
BROADCASTING & CABLE (0.7%)
Cox Radio, Inc.* .......................................................     22,250                     507,523
                                                                                                    -----------
CELLULAR COMMUNICATIONS (4.0%)
Nextel Communications, Inc.* ...........................................    111,250                   1,284,937
Sprint Corp. (PCS Group)* ..............................................    362,110                   1,586,042
                                                                                                    -----------
                                                                                                      2,870,979
                                                                                                    -----------


----------------------------------------------------------------------------------------------------------------
                                                                           NUMBER OF                 VALUE
                                                                             SHARES                  (NOTE 2)
----------------------------------------------------------------------------------------------------------------
ENTERTAINMENT & LEISURE (1.1%)
Harley-Davidson, Inc. ..................................................    16,300                 $   753,060
                                                                                                   -----------
GAMING (2.9%)
MGM Mirage, Inc.* ......................................................    37,200                   1,226,484
Wynn Resorts Ltd.* .....................................................    61,910                     811,640
                                                                                                   -----------
                                                                                                     2,038,124
                                                                                                   -----------
RETAIL--GENERAL
   MERCHANDISE (3.4%)
Amazon.com, Inc.* ......................................................    72,940                   1,377,836
Tiffany & Co. ..........................................................    44,450                   1,062,800
                                                                                                   -----------
                                                                                                     2,440,636
                                                                                                   -----------
MISCELLANEOUS (1.8%)
Cendant Corp.* .........................................................   120,520                   1,263,050
                                                                                                   -----------
TOTAL CONSUMER
   SERVICES (15.8%) ....................................................                            11,212,915
                                                                                                   -----------
CONSUMER STAPLES
COSMETICS (1.0%)
Avon Products, Inc. ....................................................    13,780                     742,329
                                                                                                   -----------
FOOD (1.4%)
Weight Watchers
   International, Inc.* ................................................    21,150                     972,266
                                                                                                   -----------
TOTAL CONSUMER STAPLES (2.4%)                                                                        1,714,595
                                                                                                   -----------
ENERGY
DOMESTIC PRODUCERS (1.4%)
Kerr-McGee Corp. .......................................................    21,700                     961,310
                                                                                                   -----------
OIL SERVICE (1.3%)
Baker Hughes, Inc. .....................................................    28,000                     901,320
                                                                                                   -----------
MISCELLANEOUS (1.2%)
Valero Energy Corp.* ...................................................    24,950                     921,653
                                                                                                   -----------
TOTAL ENERGY (3.9%) ....................................................                             2,784,283
                                                                                                   -----------
FINANCE
BANKING--MONEY CENTER (1.8%)
SLM Corp. ..............................................................    11,960                   1,242,166
                                                                                                   -----------
BROKERAGE & MONEY
   MANAGEMENT (2.2%)
Legg Mason, Inc. .......................................................    32,440                   1,574,638
                                                                                                   -----------
INSURANCE (3.9%)
AFLAC, Inc. ............................................................    43,170                   1,300,280
Berkley (W.R.) Corp. ...................................................     9,900                     392,139

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 3 (POOLED)
(THE ALLIANCE MID CAP GROWTH FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 2002 (Concluded)


----------------------------------------------------------------------------------------------------------------
                                                                            NUMBER OF                  VALUE
                                                                             SHARES                   (NOTE 2)
----------------------------------------------------------------------------------------------------------------
XL Capital Ltd. (Class A) ..............................................     14,200                 $ 1,096,950
                                                                                                    -----------
                                                                                                      2,789,369
                                                                                                    -----------
MISCELLANEOUS (1.2%)
Investors Financial Services Corp.                                           31,900                     873,741
                                                                                                    -----------
TOTAL FINANCE (9.1%) ...................................................                              6,479,914
                                                                                                    -----------
HEALTH CARE
BIOTECHNOLOGY (11.1%)
Affymetrix, Inc.* ......................................................     57,980                   1,327,162
Applied Biosystems
   Group-Applera Corp. .................................................     99,860                   1,751,544
Intermune, Inc.* .......................................................     42,590                   1,086,471
MedImmune, Inc.* .......................................................     45,570                   1,238,137
Millennium Pharmaceuticals, Inc.*                                           137,700                   1,093,338
Trimeris, Inc.* ........................................................     31,920                   1,375,433
                                                                                                    -----------
                                                                                                      7,872,085
                                                                                                    -----------
DRUGS (1.7%)
Forest Laboratories, Inc.* .............................................     12,290                   1,207,124
                                                                                                    -----------
MEDICAL PRODUCTS (4.5%)
Boston Scientific Corp.* ...............................................     23,240                     988,165
Cerus Corp.* ...........................................................     69,650                   1,497,475
Stryker Corp. ..........................................................     10,400                     698,048
                                                                                                    -----------
                                                                                                      3,183,688
                                                                                                    -----------
MEDICAL SERVICES (1.4%)
Stericycle, Inc.* ......................................................     31,460                   1,018,675
                                                                                                    -----------
TOTAL HEALTH CARE (18.7%) ..............................................                             13,281,572
                                                                                                    -----------
MULTI INDUSTRY
   COMPANIES (1.7%)
Danaher Corp. ..........................................................     18,460                   1,212,822
                                                                                                    -----------
TECHNOLOGY
COMMUNICATION EQUIPMENT (3.4%)
Corning, Inc.* .........................................................    269,440                     891,846
Juniper Networks, Inc.* ................................................    219,270                   1,491,036
                                                                                                    -----------
                                                                                                      2,382,882
                                                                                                    -----------
COMPUTER PERIPHERALS (2.3%)
Network Appliance, Inc.* ...............................................    166,450                   1,664,500
                                                                                                    -----------
INTERNET INFRASTRUCTURE (2.6%)
eBay, Inc.* ............................................................     27,368                   1,856,098
                                                                                                    -----------


---------------------------------------------------------------------------------------------------------------
                                                                          NUMBER OF                   VALUE
                                                                            SHARES                   (NOTE 2)
---------------------------------------------------------------------------------------------------------------
INTERNET MEDIA (3.3%)
Overture Services, Inc.* ...............................................    40,290                  $ 1,100,320
Yahoo!, Inc.* ..........................................................    74,500                    1,218,075
                                                                                                    -----------
                                                                                                      2,318,395
                                                                                                    -----------
SEMICONDUCTOR CAPITAL
   EQUIPMENT (2.1%)
KLA-Tencor Corp.* ......................................................    40,960                    1,448,755
                                                                                                    -----------
SEMICONDUCTOR
   COMPONENTS (10.9%)
Broadcom Corp.* ........................................................    55,430                      834,776
Marvell Technology Group Ltd.* .........................................    80,830                    1,524,454
Maxim Integrated Products, Inc. ........................................    37,030                    1,223,471
Microchip Technology, Inc. .............................................    42,770                    1,045,726
Micron Technology, Inc.* ...............................................    36,670                      357,166
Nvidia Corp.* ..........................................................   117,190                    1,348,857
Silicon Laboratories, Inc.* ............................................    74,820                    1,427,565
                                                                                                    -----------
                                                                                                      7,762,015
                                                                                                    -----------
SOFTWARE (6.8%)
Electronic Arts, Inc.* .................................................    37,024                    1,842,684
Intuit, Inc.* ..........................................................    18,569                      871,257
PeopleSoft, Inc.* ......................................................   116,910                    2,139,453
                                                                                                    -----------
                                                                                                      4,853,394
                                                                                                    -----------
TOTAL TECHNOLOGY (31.4%) ...............................................                             22,286,039
                                                                                                    -----------
UTILITIES
TELEPHONE UTILITY (1.0%)
Qwest Communications
   International, Inc.* ................................................   145,350                      726,750
                                                                                                    -----------
TOTAL COMMON STOCKS (100.6%)
 (Cost $73,648,923).....................................................                             71,444,693
                                                                                                    -----------
TOTAL INVESTMENTS (100.6%)
 (Cost $73,648,923).....................................................                             71,444,693
OTHER ASSETS LESS
   LIABILITIES (-0.6%) .................................................                               (408,985)
                                                                                                    -----------
NET ASSETS (100.0%) ....................................................                            $71,035,708
                                                                                                    ===========

--------------------
* Non-income producing.

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


     Statements of Assets and Liabilities
     December 31, 2002




                                                                          EQ/Alliance
                                                         EQ/Alliance     Intermediate
                                                           Growth         Government      EQ/Alliance     EQ/Alliance
                                                         and Income       Securities     International   Premier Growth
                                                        -------------    -------------  ---------------  ------------
Assets:
Investments in shares of The Trust - at fair
 value ..............................................   $  8,226,385     $ 10,489,222   $12,975,528       $ 1,173,923
Receivable for Trust shares sold ....................        788,626               --       436,950            26,119
Receivable for policy-related transactions ..........             --            1,553           --                 --
-----------------------------------------------------    -----------     ------------   -----------       ------------
   Total assets .....................................      9,015,011       10,490,775   13,412,478          1,200,042
-----------------------------------------------------    -----------     ------------   -----------       ------------
Liabilities:
Payable for Trust shares purchased ..................             --            1,553           --                 --
Payable for policy-related transactions .............        788,626               --      441,671             26,119
-----------------------------------------------------    -----------     ------------   -----------       ------------
   Total liabilities ................................        788,626            1,553      441,671             26,119
-----------------------------------------------------    -----------     ------------   -----------       ------------
Net assets ..........................................   $  8,226,385     $ 10,489,222   $12,970,807       $ 1,173,923
=====================================================   ============     ============   ===========       ============
Accumulation Units ..................................   $  8,226,385     $ 10,489,222   $12,970,807       $ 1,172,423
Retained by Equitable Life in Separate Account
 No. 66 .............................................             --               --           --              1,500
-----------------------------------------------------    -----------     ------------   -----------       ------------
Total net assets ....................................   $  8,226,385     $ 10,489,222   $12,970,807       $ 1,173,923
=====================================================   ============     ============   ===========       ============
Investments in shares of The Trust, at cost .........   $ 11,122,144     $ 10,258,759   $13,478,334       $ 2,324,009
Trust shares held
 Class A ............................................        639,290        1,018,441    1,793,375                 --
 Class B ............................................             --               --           --            233,206
Units outstanding (000's):
 MRP ................................................             --               17          757                 --
 RIA ................................................             36               60           53                 24
Unit value:
 MRP ................................................   $         --     $      10.09   $    10.84        $        --
 RIA ................................................   $     228.60     $     172.44   $    90.42        $     48.57

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


     Statements of Assets and Liabilities (Continued)
     December 31, 2002



                                                                       EQ/Alliance                   EQ/Bernstein
                                                        EQ/Alliance     Small Cap     EQ/Alliance     Diversified
                                                       Quality Bond       Growth       Technology        Value
                                                      -------------  --------------- ------------- --------------
Assets:
Investments in shares of The Trust - at fair
 value ..............................................  $ 3,188,107     $ 1,214,255     $ 504,315     $ 11,267,912
Receivable for Trust shares sold ....................      187,667          78,073            --               --
Receivable for policy-related transactions ..........           --              --         5,927           15,288
-----------------------------------------------------  -----------     -----------     ---------     ------------
   Total assets .....................................    3,375,774       1,292,328       510,242       11,283,200
-----------------------------------------------------  -----------     -----------     ---------     ------------
Liabilities:
Payable for Trust shares purchased ..................           --              --         5,927           15,288
Payable for policy-related transactions .............      187,667          78,073            --               --
-----------------------------------------------------  -----------     -----------     ---------     ------------
   Total liabilities ................................      187,667          78,073         5,927           15,288
-----------------------------------------------------  -----------     -----------     ---------     ------------
Net assets ..........................................  $ 3,188,107     $ 1,214,255     $ 504,315     $ 11,267,912
=====================================================  ===========     ===========     =========     ============
Accumulation Units ..................................  $ 3,188,107     $ 1,214,255     $ 502,815     $ 11,266,412
Retained by Equitable Life in Separate Account
 No. 66 .............................................           --              --         1,500            1,500
-----------------------------------------------------  -----------     -----------     ---------     ------------
Total net assets ....................................  $ 3,188,107     $ 1,214,255     $ 504,315     $ 11,267,912
=====================================================  ===========     ===========     =========     ============
Investments in shares of The Trust, at cost .........  $ 3,066,062     $ 1,645,093     $ 712,085     $ 13,278,636
Trust shares held
 Class A ............................................      313,440         134,587            --               --
 Class B ............................................           --              --       168,896        1,123,650
Units outstanding (000's):
 MRP ................................................           --              --            58              433
 RIA ................................................           17              13             6               89
Unit value:
 MRP ................................................  $        --     $        --     $    4.76     $       8.57
 RIA ................................................  $    185.72     $     96.68     $   35.44     $      84.97

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


     Statements of Assets and Liabilities (Continued)
     December 31, 2002





                                                        EQ/Calvert     EQ/Capital      EQ/Capital    EQ/Capital
                                                         Socially       Guardian        Guardian      Guardian
                                                       Responsible   International      Research     U.S. Equity
                                                      ------------- --------------- --------------- ------------
Assets:
Investments in shares of The Trust - at fair
 value ..............................................   $ 333,930      $ 223,756      $ 4,215,230    $ 409,733
Receivable for Trust shares sold ....................          --             --              183       18,175
Receivable for policy-related transactions ..........         477            795               --           --
-----------------------------------------------------   ---------      ---------      -----------    ---------
   Total assets .....................................     334,407        224,551        4,215,413      427,908
-----------------------------------------------------   ---------      ---------      -----------    ---------
Liabilities:
Payable for Trust shares purchased ..................         550            795               --           --
Payable for policy-related transactions .............          --             --              183       18,175
-----------------------------------------------------   ---------      ---------      -----------    ---------
   Total liabilities ................................         550            795              183       18,175
-----------------------------------------------------   ---------      ---------      -----------    ---------
Net assets ..........................................   $ 333,857      $ 223,756      $ 4,215,230    $ 409,733
=====================================================   =========      =========      ===========    =========
Accumulation Units ..................................   $ 332,357      $ 222,256      $ 4,213,730    $ 408,233
Retained by Equitable Life in Separate Account
 No. 66 .............................................       1,500          1,500            1,500        1,500
-----------------------------------------------------   ---------      ---------      -----------    ---------
Total net assets ....................................   $ 333,857      $ 223,756      $ 4,215,230    $ 409,733
=====================================================   =========      =========      ===========    =========
Investments in shares of The Trust, at cost .........   $ 416,805      $ 250,348      $ 4,511,321    $ 443,851
Trust shares held
 Class A ............................................          --             --          426,143           --
 Class B ............................................      56,793         30,453           86,876       52,729
Units outstanding (000's):
 MRP ................................................          57             22              321           18
 RIA ................................................          --              1                9            3
Unit value:
 MRP ................................................   $    5.87      $    6.74      $     10.87    $    9.09
 RIA ................................................   $   64.92      $   69.94      $     82.36    $   78.34

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


     Statements of Assets and Liabilities (Continued)
     December 31, 2002





                                                       EQ/Emerging
                                                         Markets       EQ/Equity     EQ/Evergreen      EQ/FI
                                                         Equity        500 Index         Omega        Mid Cap
                                                      ------------ ---------------- -------------- -------------
Assets:
Investments in shares of The Trust - at fair
 value ..............................................  $ 215,942     $ 15,126,941      $ 44,251      $ 270,073
Receivable for Trust shares sold ....................        190        2,216,525        20,056            243
Receivable for policy-related transactions ..........         --               --            --             --
-----------------------------------------------------  ---------     ------------      --------      ---------
   Total assets .....................................    216,132       17,343,466        64,307        270,316
-----------------------------------------------------  ---------     ------------      --------      ---------
Liabilities:
Payable for Trust shares purchased ..................         --               --            --             --
Payable for policy-related transactions .............        190        2,216,525        20,056            243
-----------------------------------------------------  ---------     ------------      --------      ---------
   Total liabilities ................................        190        2,216,525        20,056            243
-----------------------------------------------------  ---------     ------------      --------      ---------
Net assets ..........................................  $ 215,942     $ 15,126,941      $ 44,251      $ 270,073
=====================================================  =========     ============      ========      =========
Accumulation Units ..................................  $ 214,442     $ 15,125,441      $ 42,751      $ 268,573
Retained by Equitable Life in Separate Account
 No. 66 .............................................      1,500            1,500         1,500          1,500
-----------------------------------------------------  ---------     ------------      --------      ---------
Total net assets ....................................  $ 215,942     $ 15,126,941      $ 44,251      $ 270,073
=====================================================  =========     ============      ========      =========
Investments in shares of The Trust, at cost .........  $ 268,900     $ 21,798,820      $ 57,544      $ 301,015
Trust shares held
 Class A ............................................         --          522,640            --             --
 Class B ............................................     40,870          373,188         7,291         38,220
Units outstanding (000's):
 MRP ................................................         --            1,084            --             --
 RIA ................................................          2               41             1              4
Unit value:
 MRP ................................................  $      --     $       5.81      $     --      $      --
 RIA ................................................  $  116.49     $     214.26      $  58.87      $   70.90

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


     Statements of Assets and Liabilities (Continued)
     December 31, 2002





                                                           EQ/FI                         EQ/Janus     EQ/Lazard
                                                         Small/Mid        EQ/High       Large Cap     Small Cap
                                                         Cap Value         Yield          Growth        Value
                                                      --------------- --------------- ------------- -------------
Assets:
Investments in shares of The Trust - at fair
 value ..............................................   $ 4,249,009     $ 1,179,151     $ 107,701     $ 483,790
Receivable for Trust shares sold ....................            --          28,589           103           377
Receivable for policy-related transactions ..........         2,202              --            --            --
-----------------------------------------------------   -----------     -----------     ---------     ---------
   Total assets .....................................     4,251,211       1,207,740       107,804       484,167
-----------------------------------------------------   -----------     -----------     ---------     ---------
Liabilities:
Payable for Trust shares purchased ..................         4,011              --            --            --
Payable for policy-related transactions .............            --          28,589           103           377
-----------------------------------------------------   -----------     -----------     ---------     ---------
   Total liabilities ................................         4,011          28,589           103           377
-----------------------------------------------------   -----------     -----------     ---------     ---------
Net assets ..........................................   $ 4,247,200     $ 1,179,151     $ 107,701     $ 483,790
=====================================================   ===========     ===========     =========     =========
Accumulation Units ..................................   $ 4,245,700     $ 1,179,151     $ 106,201     $ 482,290
Retained by Equitable Life in Separate Account
 No. 66 .............................................         1,500              --         1,500         1,500
-----------------------------------------------------   -----------     -----------     ---------     ---------
Total net assets ....................................   $ 4,247,200     $ 1,179,151     $ 107,701     $ 483,790
=====================================================   ===========     ===========     =========     =========
Investments in shares of The Trust, at cost .........   $ 4,878,401     $ 1,653,559     $ 148,672     $ 577,886
Trust shares held
 Class A ............................................            --         244,435            --            --
 Class B ............................................       431,611              --        23,824        49,505
Units outstanding (000's):
 MRP ................................................           374              --            --            --
 RIA ................................................            11               8             2             4
Unit value:
 MRP ................................................   $      8.43     $        --     $      --     $      --
 RIA ................................................   $     99.75     $    141.56     $   45.27     $  117.08

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


     Statements of Assets and Liabilities (Continued)
     December 31, 2002





                                                                      EQ/Mercury         EQ/MFS          EQ/MFS
                                                       EQ/Marsico    Basic Value        Emerging        Investors
                                                          Focus         Equity      Growth Companies      Trust
                                                      ------------ --------------- ------------------ ------------
Assets:
Investments in shares of The Trust - at fair
 value ..............................................  $ 147,005     $ 1,136,288      $ 2,366,546       $ 44,091
Receivable for Trust shares sold ....................        141         182,858          319,567          3,365
Receivable for policy-related transactions ..........         --              --               --             --
-----------------------------------------------------  ---------     -----------      -----------       --------
   Total assets .....................................    147,146       1,319,146        2,686,113         47,456
-----------------------------------------------------  ---------     -----------      -----------       --------
Liabilities:
Payable for Trust shares purchased ..................         --              --               --             --
Payable for policy-related transactions .............        141         182,858          320,227          3,365
-----------------------------------------------------  ---------     -----------      -----------       --------
   Total liabilities ................................        141         182,858          320,227          3,365
-----------------------------------------------------  ---------     -----------      -----------       --------
Net assets ..........................................  $ 147,005     $ 1,136,288      $ 2,365,886       $ 44,091
=====================================================  =========     ===========      ===========       ========
Accumulation Units ..................................  $ 145,505     $ 1,134,788      $ 2,364,386       $ 42,591
Retained by Equitable Life in Separate Account
 No. 66 .............................................      1,500           1,500            1,500          1,500
-----------------------------------------------------  ---------     -----------      -----------       --------
Total net assets ....................................  $ 147,005     $ 1,136,288      $ 2,365,886       $ 44,091
=====================================================  =========     ===========      ===========       ========
Investments in shares of The Trust, at cost .........  $ 150,207     $ 1,323,405      $ 4,300,872       $ 63,386
Trust shares held
 Class A ............................................         --              --               --             --
 Class B ............................................     14,603         100,691          262,971          6,260
Units outstanding (000's):
 MRP ................................................         --              --              187             --
 RIA ................................................          2               9               23              1
Unit value:
 MRP ................................................  $      --     $        --      $      3.36       $     --
 RIA ................................................  $   93.97     $    125.65      $     75.21       $  68.77

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


     Statements of Assets and Liabilities (Concluded)
     December 31, 2002





                                                                         EQ/Putnam      EQ/Putnam
                                                          EQ/Money       Growth &     International    EQ/Putnam
                                                           Market      Income Value       Equity        Voyager
                                                      --------------- -------------- --------------- -------------
Assets:
Investments in shares of The Trust - at fair
 value ..............................................   $ 7,064,638     $ 265,606       $ 374,353      $  97,905
Receivable for Trust shares sold ....................         7,978         7,518           1,103             82
Receivable for policy-related transactions ..........            --            --              --             --
-----------------------------------------------------   -----------     ---------       ---------      ---------
   Total assets .....................................     7,072,616       273,124         375,456         97,987
-----------------------------------------------------   -----------     ---------       ---------      ---------
Liabilities:
Payable for Trust shares purchased ..................            --            --              --             --
Payable for policy-related transactions .............         7,978         7,518           1,103             82
-----------------------------------------------------   -----------     ---------       ---------      ---------
   Total liabilities ................................         7,978         7,518           1,103             82
-----------------------------------------------------   -----------     ---------       ---------      ---------
Net assets ..........................................   $ 7,064,638     $ 265,606       $ 374,353      $  97,905
=====================================================   ===========     =========       =========      =========
Accumulation Units ..................................   $ 7,064,638     $ 264,106       $ 372,853      $  96,405
Retained by Equitable Life in Separate Account
 No. 66 .............................................            --         1,500           1,500          1,500
-----------------------------------------------------   -----------     ---------       ---------      ---------
Total net assets ....................................   $ 7,064,638     $ 265,606       $ 374,353      $  97,905
=====================================================   ===========     =========       =========      =========
Investments in shares of The Trust, at cost .........   $ 7,129,157     $ 339,117       $ 439,891      $ 171,394
Trust shares held
 Class A ............................................       680,824            --              --             --
 Class B ............................................            --        29,552          43,223         10,216
Units outstanding (000's):
 MRP ................................................            --            --              --             --
 RIA ................................................            48             3               5              2
Unit value:
 MRP ................................................   $        --     $      --       $      --      $      --
 RIA ................................................   $    148.67     $   90.40       $   78.10      $   55.26

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


     Statements of Operations
     For the Year Ended December 31, 2002




                                                                        EQ/Alliance
                                                         EQ/Alliance    Intermediate
                                                            Growth       Government    EQ/Alliance     EQ/Alliance
                                                          and Income     Securities   International   Premier Growth
                                                       --------------- ------------- --------------- ---------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .........................  $    147,283     $404,098      $       --      $       --
------------------------------------------------------  ------------     --------      ----------      ----------
 Expenses:
   Asset-based charges ...............................        (5,678)      (3,681)        (13,689)             --
------------------------------------------------------  ------------     --------      ----------      ----------
Net Investment Income (Loss) .........................       141,605      400,417         (13,689)             --
------------------------------------------------------  ------------     --------      ----------      ----------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ...............    (1,121,293)       7,431        (564,669)       (662,484)
   Realized gain distribution from The Trust .........            --       10,918              --              --
------------------------------------------------------  ------------     --------      ----------      ----------
 Net realized gain (loss) ............................    (1,121,293)      18,349        (564,669)       (662,484)
------------------------------------------------------  ------------     --------      ----------      ----------
 Change in unrealized appreciation/(depreciation)
   of investments ....................................    (1,778,585)     232,150          84,140           8,739
------------------------------------------------------  ------------     --------      ----------      ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .........................................    (2,899,878)     250,499        (480,529)       (653,745)
------------------------------------------------------  ------------     --------      ----------      ----------
Net increase (Decrease) in Net Asset Results
 from Operations .....................................  $ (2,758,273)    $650,916      $ (494,218)     $ (653,745)
======================================================  ============     ========      ==========      ==========

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


     Statements of Operations (Continued)
     For the Year Ended December 31, 2002




                                                                       EQ/Alliance                  EQ/Bernstein
                                                         EQ/Alliance    Small Cap    EQ/Alliance    Diversified
                                                        Quality Bond      Growth      Technology       Value
                                                       -------------- ------------- ------------- ---------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .........................    $125,852     $       --    $       --    $    153,288
------------------------------------------------------    --------     ----------    ----------    ------------
 Expenses:
   Asset-based charges ...............................      (1,629)          (798)       (3,636)        (56,533)
------------------------------------------------------    --------     ----------    ----------    ------------
Net Investment Income (Loss) .........................     124,223           (798)       (3,636)         96,755
------------------------------------------------------    --------     ----------    ----------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ...............      46,047       (353,726)     (572,612)       (112,129)
   Realized gain distribution from The Trust .........       5,197             --            --              --
------------------------------------------------------    --------     ----------    ----------    ------------
 Net realized gain (loss) ............................      51,244       (353,726)     (572,612)       (112,129)
------------------------------------------------------    --------     ----------    ----------    ------------
 Change in unrealized appreciation/(depreciation)
   of investments ....................................      83,876       (245,136)      106,909      (1,873,293)
------------------------------------------------------    --------     ----------    ----------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .........................................     135,120       (598,862)     (465,703)     (1,985,422)
------------------------------------------------------    --------     ----------    ----------    ------------
Net increase (Decrease) in Net Asset Results
 from Operations .....................................    $259,343     $ (599,660)   $ (469,339)   $ (1,888,667)
======================================================    ========     ==========    ==========    ============

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


     Statements of Operations (Continued)
     For the Year Ended December 31, 2002




                                                         EQ/Calvert     EQ/Capital     EQ/Capital    EQ/Capital
                                                          Socially       Guardian       Guardian      Guardian
                                                        Responsible   International     Research     U.S. Equity
                                                       ------------- --------------- -------------- ------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .........................  $       --      $   2,813      $    8,864    $   1,631
------------------------------------------------------  ----------      ---------      ----------    ---------
 Expenses:
   Asset-based charges ...............................      (4,975)        (1,053)         (2,793)        (760)
------------------------------------------------------  ----------      ---------      ----------    ---------
Net Investment Income (Loss) .........................      (4,975)         1,760           6,071          871
------------------------------------------------------  ----------      ---------      ----------    ---------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ...............     (63,098)        (9,027)        (14,803)     (43,166)
   Realized gain distribution from The Trust .........          --             --              --           --
------------------------------------------------------  ----------      ---------      ----------    ---------
 Net realized gain (loss) ............................     (63,098)        (9,027)        (14,803)     (43,166)
------------------------------------------------------  ----------      ---------      ----------    ---------
 Change in unrealized appreciation/(depreciation)
   of investments ....................................     (37,104)       (23,443)       (300,210)     (39,603)
------------------------------------------------------  ----------      ---------      ----------    ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .........................................    (100,202)       (32,470)       (315,013)     (82,769)
------------------------------------------------------  ----------      ---------      ----------    ---------
Net increase (Decrease) in Net Asset Results
 from Operations .....................................  $ (105,177)     $ (30,710)     $ (308,942)   $ (81,898)
======================================================  ==========      =========      ==========    =========

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


     Statements of Operations (Continued)
     For the Year Ended December 31, 2002



                                                        EQ/Emerging
                                                          Markets    EQ/Equity 500   EQ/Evergreen      EQ/FI
                                                          Equity         Index           Omega        Mid Cap
                                                       ------------ --------------- -------------- -------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .........................  $      --    $    213,647     $      --      $      45
------------------------------------------------------  ---------    ------------     ---------      ---------
 Expenses:
   Asset-based charges ...............................         --        (110,950)           --             --
------------------------------------------------------  ---------    ------------     ---------      ---------
Net Investment Income (Loss) .........................         --         102,697            --             45
------------------------------------------------------  ---------    ------------     ---------      ---------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ...............    (72,915)     (3,686,778)      (11,496)        (2,824)
   Realized gain distribution from The Trust .........         --          19,288            --             --
------------------------------------------------------  ---------    ------------     ---------      ---------
 Net realized gain (loss) ............................    (72,915)     (3,667,490)      (11,496)        (2,824)
------------------------------------------------------  ---------    ------------     ---------      ---------
 Change in unrealized appreciation/(depreciation)
   of investments ....................................     59,143      (2,174,722)       (6,763)       (26,833)
------------------------------------------------------  ---------    ------------     ---------      ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .........................................    (13,772)     (5,842,212)      (18,259)       (29,657)
------------------------------------------------------  ---------    ------------     ---------      ---------
Net increase (Decrease) in Net Asset Results
 from Operations .....................................  $ (13,772)   $ (5,739,515)    $ (18,259)     $ (29,612)
======================================================  =========    ============     =========      =========

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


     Statements of Operations (Continued)
     For the Year Ended December 31, 2002



                                                           EQ/FI                      EQ/Janus      EQ/Lazard
                                                         Small/Mid      EQ/High      Large Cap      Small Cap
                                                         Cap Value       Yield         Growth         Value
                                                       ------------- ------------- ------------- --------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .........................  $   23,446    $  112,412     $      --     $    4,424
------------------------------------------------------  ----------    ----------     ---------     ----------
 Expenses:
   Asset-based charges ...............................     (45,826)         (654)           --             --
------------------------------------------------------  ----------    ----------     ---------     ----------
Net Investment Income (Loss) .........................     (22,380)      111,758            --          4,424
------------------------------------------------------  ----------    ----------     ---------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ...............        (763)     (132,657)      (43,983)       (19,351)
   Realized gain distribution from The Trust .........          --            --            --          4,948
------------------------------------------------------  ----------    ----------     ---------     ----------
 Net realized gain (loss) ............................        (763)     (132,657)      (43,983)       (14,403)
------------------------------------------------------  ----------    ----------     ---------     ----------
 Change in unrealized appreciation/(depreciation)
   of investments ....................................    (783,563)      (24,807)      (11,847)       (94,275)
------------------------------------------------------  ----------    ----------     ---------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .........................................    (784,326)     (157,464)      (55,830)      (108,678)
------------------------------------------------------  ----------    ----------     ---------     ----------
Net increase (Decrease) in Net Asset Results
 from Operations .....................................  $ (806,706)   $  (45,706)    $ (55,830)    $ (104,254)
======================================================  ==========    ==========     =========     ==========

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


     Statements of Operations (Continued)
     For the Year Ended December 31, 2002



                                                                                       EQ/MFS
                                                                      EQ/Mercury      Emerging       EQ/MFS
                                                        EQ/Marsico   Basic Value       Growth       Investors
                                                           Focus        Equity       Companies        Trust
                                                       ------------ ------------- --------------- ------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .........................   $      1    $   17,099    $         --    $     293
------------------------------------------------------   --------    ----------    ------------    ---------
 Expenses:
   Asset-based charges ...............................         --            --          (9,626)          --
------------------------------------------------------   --------    ----------    ------------    ---------
Net Investment Income (Loss) .........................          1        17,099          (9,626)         293
------------------------------------------------------   --------    ----------    ------------    ---------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ...............        (23)     (192,113)     (3,049,206)      (6,391)
   Realized gain distribution from The Trust .........         --        10,477              --           --
------------------------------------------------------   --------    ----------    ------------    ---------
 Net realized gain (loss) ............................        (23)     (181,636)     (3,049,206)      (6,391)
------------------------------------------------------   --------    ----------    ------------    ---------
 Change in unrealized appreciation/(depreciation)
   of investments ....................................     (3,273)     (155,667)      1,552,110       (8,546)
------------------------------------------------------   --------    ----------    ------------    ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .........................................     (3,296)     (337,303)     (1,497,096)     (14,937)
------------------------------------------------------   --------    ----------    ------------    ---------
Net increase (Decrease) in Net Asset Results
 from Operations .....................................   $ (3,295)   $ (320,204)   $ (1,506,722)   $ (14,644)
======================================================   ========    ==========    ============    =========

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


     Statements of Operations (Concluded)
     For the Year Ended December 31, 2002


                                                                       EQ/Putnam      EQ/Putnam
                                                         EQ/Money      Growth &     International    EQ/Putnam
                                                          Market     Income Value       Equity        Voyager
                                                       ------------ -------------- --------------- ------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .........................  $ 100,539     $    4,248      $   2,723     $     121
------------------------------------------------------  ---------     ----------      ---------     ---------
 Expenses:
   Asset-based charges ...............................     (3,104)            --             --            --
------------------------------------------------------  ---------     ----------      ---------     ---------
Net Investment Income (Loss) .........................     97,435          4,248          2,723           121
------------------------------------------------------  ---------     ----------      ---------     ---------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ...............      2,119        (36,044)       (41,128)      (18,273)
   Realized gain distribution from The Trust .........         --             --             --            --
------------------------------------------------------  ---------     ----------      ---------     ---------
 Net realized gain (loss) ............................      2,119        (36,044)       (41,128)      (18,273)
------------------------------------------------------  ---------     ----------      ---------     ---------
 Change in unrealized appreciation/(depreciation)
   of investments ....................................    (11,861)       (64,727)       (49,280)      (12,680)
------------------------------------------------------  ---------     ----------      ---------     ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .........................................     (9,742)      (100,771)       (90,408)      (30,953)
------------------------------------------------------  ---------     ----------      ---------     ---------
Net increase (Decrease) in Net Asset Results
 from Operations .....................................  $  87,693     $  (96,523)     $ (87,685)    $ (30,832)
======================================================  =========     ==========      =========     =========

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


     Statements of Changes in Net Assets
     For the Years Ended December 31,




                                                               EQ/Alliance
                                                                 Growth
                                                               and Income
                                                     -------------------------------
                                                           2002            2001
                                                     --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................... $  141,605      $   142,230
 Net realized gain (loss) on investments ........... (1,121,293)         492,794
 Change in unrealized appreciation
   (depreciation) of investments ................... (1,778,585)        (945,409)
---------------------------------------------------- ----------      -----------
Net increase (decrease) in net assets from
 operations ........................................ (2,758,273)        (310,385)
---------------------------------------------------- ----------      -----------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........  1,395,808        2,094,912
   Transfers between funds and guaranteed
    interest account, net ..........................   (647,309)         605,157
   Transfers for contract benefits and
    terminations ................................... (5,318,508)      (3,889,997)
   Contract maintenance charges ....................   (101,095)        (138,158)
---------------------------------------------------- ----------      -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................... (4,671,104)      (1,328,086)
---------------------------------------------------- ----------      -----------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........         --               --
---------------------------------------------------- ----------      -----------
Increase (Decrease) in Net Assets .................. (7,429,377)      (1,638,471)
Net Assets--Beginning of Period .................... 15,655,762       17,294,233
---------------------------------------------------- ----------      -----------
Net Assets--End of Period .......................... $8,226,385      $15,655,762
==================================================== ==========      ===========



                                                              EQ/Alliance
                                                             Intermediate
                                                              Government                   EQ/Alliance
                                                              Securities                  International
                                                     ----------------------------- ----------------------------
                                                           2002           2001          2002           2001
                                                     --------------- ------------- -------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $   400,417     $   37,932    $   (13,689)   $   26,747
 Net realized gain (loss) on investments ...........       18,349         10,134       (564,669)     (251,038)
 Change in unrealized appreciation
   (depreciation) of investments ...................      232,150          2,680         84,140      (181,891)
----------------------------------------------------- -----------     ----------    -----------    ----------
Net increase (decrease) in net assets from
 operations ........................................      650,916         50,746       (494,218)     (406,182)
----------------------------------------------------- -----------     ----------    -----------    ----------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........    1,616,213        679,163        224,342       132,241
   Transfers between funds and guaranteed
    interest account, net ..........................    7,113,755         31,145     12,933,951         4,261
   Transfers for contract benefits and
    terminations ...................................     (139,800)      (228,112)      (900,142)     (372,498)
   Contract maintenance charges ....................      (28,932)        (4,441)       (13,919)      (14,327)
----------------------------------------------------- -----------     ----------    -----------    ----------
Net increase (decrease) in net assets from
 contractowners transactions .......................    8,561,236        477,755     12,244,232      (250,323)
----------------------------------------------------- -----------     ----------    -----------    ----------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........           --             --             --            --
----------------------------------------------------- -----------     ----------    -----------    ----------
Increase (Decrease) in Net Assets ..................    9,212,152        528,501     11,750,014      (656,505)
Net Assets--Beginning of Period ....................    1,277,070        748,569      1,220,793     1,877,298
----------------------------------------------------- -----------     ----------    -----------    ----------
Net Assets--End of Period ..........................  $10,489,222     $1,277,070    $12,970,807    $1,220,793
===================================================== ===========     ==========    ===========    ==========

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


     Statements of Changes in Net Assets (Continued)
     For the Years Ended December 31,




                                                               EQ/Alliance
                                                             Premier Growth
                                                     -------------------------------
                                                           2002            2001
                                                     --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $          --   $         219
 Net realized gain (loss) on investments ...........       (662,484)       (270,653)
 Change in unrealized appreciation
   (depreciation) of investments ...................          8,739        (497,243)
----------------------------------------------------  -------------   -------------
Net increase (decrease) in net assets from
 operations ........................................       (653,745)       (767,677)
----------------------------------------------------  -------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........        144,145         633,526
   Transfers between funds and guaranteed
    interest account, net ..........................       (277,773)       (478,307)
   Transfers for contract benefits and
    terminations ...................................       (335,197)       (398,102)
   Contract maintenance charges ....................        (15,737)        (27,682)
----------------------------------------------------  -------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions .......................       (484,562)       (270,565)
----------------------------------------------------  -------------   -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........             --              --
----------------------------------------------------  -------------   -------------
Increase (Decrease) in Net Assets ..................     (1,138,307)     (1,038,242)
Net Assets--Beginning of Period ....................      2,312,230       3,350,472
----------------------------------------------------  -------------   -------------
Net Assets--End of Period ..........................  $   1,173,923   $   2,312,230
====================================================  =============   =============



                                                                                         EQ/Alliance
                                                             EQ/Alliance                  Small Cap
                                                            Quality Bond                   Growth
                                                     --------------------------- ---------------------------
                                                          2002          2001          2002          2001
                                                     ------------- ------------- ------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $  124,223    $  141,095    $     (798)   $   25,927
 Net realized gain (loss) on investments ...........      51,244        22,899      (353,726)     (384,826)
 Change in unrealized appreciation
   (depreciation) of investments ...................      83,876        46,145      (245,136)      (10,958)
----------------------------------------------------- ----------    ----------    ----------    ----------
Net increase (decrease) in net assets from
 operations ........................................     259,343       210,139      (599,660)     (369,857)
----------------------------------------------------- ----------    ----------    ----------    ----------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........     510,164       691,770       164,967       431,631
   Transfers between funds and guaranteed
    interest account, net ..........................    (112,760)      229,631      (210,418)      337,043
   Transfers for contract benefits and
    terminations ...................................    (456,782)     (775,440)     (323,537)     (910,272)
   Contract maintenance charges ....................     (28,215)      (22,376)      (15,497)      (24,000)
----------------------------------------------------- ----------    ----------    ----------    ----------
Net increase (decrease) in net assets from
 contractowners transactions .......................     (87,593)      123,585      (384,485)     (165,598)
----------------------------------------------------- ----------    ----------    ----------    ----------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........          --            --            --            --
----------------------------------------------------- ----------    ----------    ----------    ----------
Increase (Decrease) in Net Assets ..................     171,750       333,724      (984,145)     (535,455)
Net Assets--Beginning of Period ....................   3,016,357     2,682,633     2,198,400     2,733,855
----------------------------------------------------- ----------    ----------    ----------    ----------
Net Assets--End of Period ..........................  $3,188,107    $3,016,357    $1,214,255    $2,198,400
===================================================== ==========    ==========    ==========    ==========

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


     Statements of Changes in Net Assets (Continued)
     For the Years Ended December 31,




                                                             EQ/Alliance
                                                              Technology
                                                     ----------------------------
                                                          2002          2001
                                                     ------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................... $  (3,636)      $     (480)
 Net realized gain (loss) on investments ...........  (572,612)         (58,334)
 Change in unrealized appreciation
   (depreciation) of investments ...................   106,909          (84,901)
---------------------------------------------------- ----------      ----------
Net increase (decrease) in net assets from
 operations ........................................  (469,339)        (143,715)
---------------------------------------------------- ----------      ----------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........   352,826          247,637
   Transfers between funds and guaranteed
    interest account, net ..........................  (187,852)         480,753
   Transfers for contract benefits and
    terminations ...................................  (402,742)         (27,057)
   Contract maintenance charges ....................    (2,817)          (6,855)
---------------------------------------------------- ----------      ----------
Net increase (decrease) in net assets from
 contractowners transactions .......................  (240,585)         694,478
---------------------------------------------------- ----------      ----------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........        --               --
---------------------------------------------------- ----------      ----------
Increase (Decrease) in Net Assets ..................  (709,924)         550,763
Net Assets--Beginning of Period .................... 1,214,239          663,476
---------------------------------------------------- ----------      ----------
Net Assets--End of Period .......................... $ 504,315       $1,214,239
==================================================== ==========      ==========



                                                             EQ/Bernstein                 EQ/Calvert
                                                              Diversified                  Socially
                                                                 Value                    Responsible
                                                     ----------------------------- -------------------------
                                                           2002           2001          2002         2001
                                                     --------------- ------------- ------------- -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................... $    96,755      $    4,778    $    (4,975) $  3,536
 Net realized gain (loss) on investments ...........    (112,129)         53,008        (63,098)   (8,242)
 Change in unrealized appreciation
   (depreciation) of investments ...................  (1,873,293)       (137,234)       (37,104)  (30,711)
----------------------------------------------------------------      ----------    -----------  --------
Net increase (decrease) in net assets from
 operations ........................................  (1,888,667)        (79,448)      (105,177)  (35,417)
----------------------------------------------------------------      ----------    -----------  --------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........   2,284,286         663,041        311,342   204,583
   Transfers between funds and guaranteed
    interest account, net ..........................   7,458,557       3,748,046       (123,827)    4,852
   Transfers for contract benefits and
    terminations ...................................    (613,650)       (289,198)       (42,563)   (2,625)
   Contract maintenance charges ....................     (19,193)           (917)           (21)      (30)
----------------------------------------------------------------      ----------    -----------  --------
Net increase (decrease) in net assets from
 contractowners transactions .......................   9,110,000       4,120,972        144,931   206,780
----------------------------------------------------------------      ----------    -----------  --------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........          --              --             --        --
----------------------------------------------------------------      ----------    -----------  --------
Increase (Decrease) in Net Assets ..................   7,221,333       4,041,524         39,754   171,363
Net Assets--Beginning of Period ....................   4,046,579           5,055        294,103   122,740
----------------------------------------------------------------      ----------    -----------  --------
Net Assets--End of Period .......................... $11,267,912      $4,046,579    $   333,857  $294,103
================================================================      ==========    ===========  ========

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


     Statements of Changes in Net Assets (Continued)
     For the Years Ended December 31,




                                                            EQ/Capital                 EQ/Capital
                                                             Guardian                   Guardian
                                                          International                 Research
                                                     ------------------------ -----------------------------
                                                         2002        2001          2002           2001
                                                     ----------- ------------ ------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................... $  1,760     $      539   $    6,071      $    404
 Net realized gain (loss) on investments ...........   (9,027)        (3,362)     (14,803)           99
 Change in unrealized appreciation
   (depreciation) of investments ...................  (23,443)        (3,083)    (300,210)        1,005
---------------------------------------------------- --------     ----------   ----------      --------
Net increase (decrease) in net assets from
 operations ........................................  (30,710)        (5,906)    (308,942)        1,508
---------------------------------------------------- --------     ----------   ----------      --------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........  196,427         55,523      135,070         1,457
   Transfers between funds and guaranteed
    interest account, net ..........................      499         28,892    4,240,763       119,008
   Transfers for contract benefits and
    terminations ...................................  (12,582)       (10,036)     (56,258)           (4)
   Contract maintenance charges ....................     (647)          (134)      (2,583)       (1,029)
---------------------------------------------------- --------     ----------   ----------      ----------
Net increase (decrease) in net assets from
 contractowners transactions .......................  183,697         74,245    4,316,992       119,432
---------------------------------------------------- --------     ----------   ----------      ----------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........       --             --           --            --
---------------------------------------------------- --------     ----------   ----------      ----------
Increase (Decrease) in Net Assets ..................  152,987         68,339    4,008,050       120,940
Net Assets--Beginning of Period ....................   70,769          2,430      207,180        86,240
---------------------------------------------------- --------     ----------   ----------      ----------
Net Assets--End of Period .......................... $223,756     $   70,769   $4,215,230      $ 207,180
==================================================== ========     ==========   ==========      ==========



                                                            EQ/Capital
                                                             Guardian
                                                           U.S. Equity
                                                     ------------------------
                                                         2002         2001
                                                     ------------ -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $     871    $    587
 Net realized gain (loss) on investments ...........    (43,166)        (10)
 Change in unrealized appreciation
   (depreciation) of investments ...................    (39,603)      4,343
----------------------------------------------------- ---------    --------
Net increase (decrease) in net assets from
 operations ........................................    (81,898)      4,920
----------------------------------------------------- ---------    --------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........    106,590       2,345
   Transfers between funds and guaranteed
    interest account, net ..........................    208,578     166,157
   Transfers for contract benefits and
    terminations ...................................    (26,867)       (200)
   Contract maintenance charges ....................     (3,152)     (1,166)
----------------------------------------------------- ---------    --------
Net increase (decrease) in net assets from
 contractowners transactions .......................    285,149     167,136
----------------------------------------------------- ---------    --------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........         --          --
----------------------------------------------------- ---------    --------
Increase (Decrease) in Net Assets ..................    203,251     172,056
Net Assets--Beginning of Period ....................    206,482      34,426
----------------------------------------------------- ---------    --------
Net Assets--End of Period ..........................  $ 409,733    $206,482
===================================================== =========    ========

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


     Statements of Changes in Net Assets (Continued)
     For the Years Ended December 31,




                                                            EQ/Emerging
                                                              Markets
                                                               Equity
                                                     --------------------------
                                                         2002          2001
                                                     ------------ -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $      --    $        --
 Net realized gain (loss) on investments ...........    (72,915)      (370,346)
 Change in unrealized appreciation
   (depreciation) of investments ...................     59,143        331,475
----------------------------------------------------  ---------    -----------
Net increase (decrease) in net assets from
 operations ........................................    (13,772)       (38,871)
----------------------------------------------------  ---------    -----------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........     21,063         27,935
   Transfers between funds and guaranteed
    interest account, net ..........................        389       (127,967)
   Transfers for contract benefits and
    terminations ...................................    (20,438)      (169,496)
   Contract maintenance charges ....................     (2,462)         1,086
----------------------------------------------------  ---------    -----------
Net increase (decrease) in net assets from
 contractowners transactions .......................     (1,448)      (268,442)
----------------------------------------------------  ---------    -----------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........         --             --
----------------------------------------------------  ---------    -----------
Increase (Decrease) in Net Assets ..................    (15,220)      (307,313)
Net Assets--Beginning of Period ....................    231,162        538,475
----------------------------------------------------  ---------    -----------
Net Assets--End of Period ..........................  $ 215,942    $   231,162
====================================================  =========    ===========



                                                                EQ/Equity                   EQ/Evergreen
                                                                500 Index                      Omega
                                                     -------------------------------- ------------------------
                                                           2002             2001          2002         2001
                                                     ---------------- --------------- ------------ -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................... $   102,697      $   161,695      $       --   $      3
 Net realized gain (loss) on investments ...........  (3,667,490)      (1,917,085)        (11,496)      (327)
 Change in unrealized appreciation
   (depreciation) of investments ...................  (2,174,722)      (2,400,846)         (6,763)    (4,817)
----------------------------------------------------  ----------      -----------      ----------   --------
Net increase (decrease) in net assets from
 operations ........................................  (5,739,515)      (4,156,236)        (18,259)    (5,141)
----------------------------------------------------  ----------      -----------      ----------   --------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........   5,169,317        5,080,933          11,196     62,189
   Transfers between funds and guaranteed
    interest account, net ..........................  (2,331,504)      (1,462,643)             --       (623)
   Transfers for contract benefits and
    terminations ...................................  (7,341,959)      (6,784,654)        (20,187)        --
   Contract maintenance charges ....................    (121,469)        (179,288)           (738)      (409)
----------------------------------------------------  ----------      -----------      ----------   --------
Net increase (decrease) in net assets from
 contractowners transactions .......................  (4,625,615)      (3,345,652)         (9,729)    61,157
----------------------------------------------------  ----------      -----------      ----------   --------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........     (10,000)          10,000              --         --
----------------------------------------------------  ----------      -----------      ----------   --------
Increase (Decrease) in Net Assets .................. (10,375,130)      (7,491,888)        (27,988)    56,016
Net Assets--Beginning of Period ....................  25,502,071       32,993,959          72,239     16,223
----------------------------------------------------  ----------      -----------      ----------   --------
Net Assets--End of Period .......................... $15,126,941      $25,502,071      $   44,251   $ 72,239
====================================================  ==========      ===========      ==========   ========

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


     Statements of Changes in Net Assets (Continued)
     For the Years Ended December 31,




                                                                                        EQ/FI
                                                              EQ/FI                   Small/Mid
                                                             Mid Cap                  Cap Value
                                                     ----------------------- ---------------------------
                                                         2002        2001         2002          2001
                                                     ----------- ----------- ------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................... $     45     $    177    $  (22,380)   $  (13,148)
 Net realized gain (loss) on investments ...........   (2,824)        (116)         (763)       17,303
 Change in unrealized appreciation
   (depreciation) of investments ...................  (26,833)      (5,992)     (783,563)       70,157
---------------------------------------------------- --------     --------    ----------    ----------
Net increase (decrease) in net assets from
 operations ........................................  (29,612)      (5,931)     (806,706)       74,312
---------------------------------------------------- --------     --------    ----------    ----------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........   61,806       30,086     1,761,271     1,108,263
   Transfers between funds and guaranteed
    interest account, net ..........................  204,017       33,896       827,301       383,636
   Transfers for contract benefits and
    terminations ...................................  (85,085)          --      (329,508)     (351,285)
   Contract maintenance charges ....................     (624)        (940)      (10,233)       (2,373)
---------------------------------------------------- --------     --------    ----------    ----------
Net increase (decrease) in net assets from
 contractowners transactions .......................  180,114       63,042     2,248,831     1,138,241
---------------------------------------------------- --------     --------    ----------    ----------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........       --           --            --         1,999
---------------------------------------------------- --------     --------    ----------    ----------
Increase (Decrease) in Net Assets ..................  150,502       57,111     1,442,125     1,214,552
Net Assets--Beginning of Period ....................  119,571       62,460     2,805,075     1,590,523
---------------------------------------------------- --------     --------    ----------    ----------
Net Assets--End of Period .......................... $270,073     $119,571    $4,247,200    $2,805,075
==================================================== ========     ========    ==========    ==========



                                                               EQ/High
                                                                Yield
                                                     ---------------------------
                                                          2002          2001
                                                     ------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $  111,758    $  122,836
 Net realized gain (loss) on investments ...........    (132,657)     (175,319)
 Change in unrealized appreciation
   (depreciation) of investments ...................     (24,807)       65,096
----------------------------------------------------- ----------    ----------
Net increase (decrease) in net assets from
 operations ........................................     (45,706)       12,613
----------------------------------------------------- ----------    ----------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........      61,040       294,365
   Transfers between funds and guaranteed
    interest account, net ..........................     (43,990)      (38,252)
   Transfers for contract benefits and
    terminations ...................................    (240,689)     (499,512)
   Contract maintenance charges ....................     (12,187)      (14,545)
----------------------------------------------------- ----------    ----------
Net increase (decrease) in net assets from
 contractowners transactions .......................    (235,826)     (257,944)
----------------------------------------------------- ----------    ----------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........          --            --
----------------------------------------------------- ----------    ----------
Increase (Decrease) in Net Assets ..................    (281,532)     (245,331)
Net Assets--Beginning of Period ....................   1,460,683     1,706,014
----------------------------------------------------- ----------    ----------
Net Assets--End of Period ..........................  $1,179,151    $1,460,683
===================================================== ==========    ==========

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


     Statements of Changes in Net Assets (Continued)
     For the Years Ended December 31,




                                                             EQ/Janus                  EQ/Lazard
                                                             Large Cap                 Small Cap               EQ/Marsico
                                                              Growth                     Value                 Focus (a)
                                                     ------------------------- -------------------------- --------------------
                                                         2002         2001         2002          2001         2002      2001
                                                     ------------ ------------ ------------ ------------- ----------- --------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $      --    $      10   $  4,424       $   602      $      1   $   --
 Net realized gain (loss) on investments ...........    (43,983)        (394)   (14,403)        1,831           (23)      --
 Change in unrealized appreciation
   (depreciation) of investments ...................    (11,847)     (28,041)   (94,275)         (167)       (3,273)      71
----------------------------------------------------  ---------    ---------   --------       -------      --------   ------
Net increase (decrease) in net assets from
 operations ........................................    (55,830)     (28,425)  (104,254)        2,266        (3,295)      71
----------------------------------------------------  ---------    ---------   --------       -------      --------   ------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........     37,225      104,696    143,078         7,163        35,082       --
   Transfers between funds and guaranteed
    interest account, net ..........................         --       30,282    440,438         8,396       114,296       --
   Transfers for contract benefits and
    terminations ...................................    (37,081)        (176)    (9,433)       (8,172)         (190)      --
   Contract maintenance charges ....................     (1,406)      (1,050)    (3,133)           (4)         (459)      --
----------------------------------------------------  ---------    ---------   --------       ----------   --------   ------
Net increase (decrease) in net assets from
 contractowners transactions .......................     (1,262)     133,752    570,950         7,383       148,729       --
----------------------------------------------------  ---------    ---------   --------       ---------    --------   ------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........         --           --         --            --            --    1,500
----------------------------------------------------  ---------    ---------   --------       ---------    --------   ------
Increase (Decrease) in Net Assets ..................    (57,092)     105,327    466,696         9,649       145,434    1,571
Net Assets--Beginning of Period ....................    164,793       59,466     17,094         7,445         1,571       --
----------------------------------------------------  ---------    ---------   --------       ---------    --------   ------
Net Assets--End of Period ..........................  $ 107,701    $ 164,793   $483,790       $17,094      $147,005   $1,571
====================================================  =========    =========   ========       =========    ========   ======

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


     Statements of Changes in Net Assets (Continued)
     For the Years Ended December 31,




                                                              EQ/Mercury
                                                             Basic Value
                                                                Equity
                                                     ----------------------------
                                                          2002          2001
                                                     ------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $   17,099     $   51,371
 Net realized gain (loss) on investments ...........    (181,636)        58,976
 Change in unrealized appreciation
   (depreciation) of investments ...................    (155,667)       (42,894)
----------------------------------------------------  ----------     ----------
Net increase (decrease) in net assets from
 operations ........................................    (320,204)        67,453
----------------------------------------------------  ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........     254,545        434,823
   Transfers between funds and guaranteed
    interest account, net ..........................     240,614        621,230
   Transfers for contract benefits and
    terminations ...................................    (548,928)      (714,168)
   Contract maintenance charges ....................     (14,619)       (10,427)
----------------------------------------------------  ----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions .......................     (68,388)       331,458
----------------------------------------------------  ----------     ----------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........          --             --
----------------------------------------------------  ----------     ----------
Increase (Decrease) in Net Assets ..................    (388,592)       389,911
Net Assets--Beginning of Period ....................   1,524,880      1,125,969
----------------------------------------------------  ----------     ----------
Net Assets--End of Period ..........................  $1,136,288     $1,524,880
====================================================  ==========     ==========



                                                                 EQ/MFS
                                                                Emerging                      EQ/MFS
                                                                 Growth                      Investors
                                                                Companies                      Trust
                                                     ------------------------------- -------------------------
                                                           2002            2001          2002         2001
                                                     --------------- --------------- ------------ ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $      (9,626)  $      (5,798)  $      293   $      279
 Net realized gain (loss) on investments ...........     (3,049,206)     (1,678,976)      (6,391)      (3,964)
 Change in unrealized appreciation
   (depreciation) of investments ...................      1,552,110      (1,499,682)      (8,546)     (11,274)
----------------------------------------------------- -------------   -------------   ----------   ----------
Net increase (decrease) in net assets from
 operations ........................................     (1,506,722)     (3,184,456)     (14,644)     (14,959)
----------------------------------------------------- -------------   -------------   ----------   ----------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........      1,067,005       1,412,733        5,109        4,789
   Transfers between funds and guaranteed
    interest account, net ..........................       (502,410)     (1,668,295)          --       11,432
   Transfers for contract benefits and
    terminations ...................................     (1,590,042)     (1,235,250)     (11,147)     (14,569)
   Contract maintenance charges ....................        (28,440)        (57,344)        (605)        (803)
----------------------------------------------------- -------------   -------------   ----------   ----------
Net increase (decrease) in net assets from
 contractowners transactions .......................     (1,053,887)     (1,548,156)      (6,643)         849
----------------------------------------------------- -------------   -------------   ----------   ----------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........             --              --           --           --
----------------------------------------------------- -------------   -------------   ----------   ----------
Increase (Decrease) in Net Assets ..................     (2,560,609)     (4,732,612)     (21,287)     (14,110)
Net Assets--Beginning of Period ....................      4,926,495       9,659,107       65,378       79,488
----------------------------------------------------- -------------   -------------   ----------   ----------
Net Assets--End of Period ..........................  $   2,365,886   $   4,926,495   $   44,091   $   65,378
===================================================== =============   =============   ==========   ==========

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


     Statements of Changes in Net Assets (Continued)
     For the Years Ended December 31,




                                                                EQ/Money
                                                                 Market
                                                     -------------------------------
                                                           2002            2001
                                                     --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $      97,435   $     177,829
 Net realized gain (loss) on investments ...........          2,119           5,815
 Change in unrealized appreciation
   (depreciation) of investments ...................        (11,861)         42,467
----------------------------------------------------  -------------   -------------
Net increase (decrease) in net assets from
 operations ........................................         87,693         226,111
----------------------------------------------------  -------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........        758,383       1,138,998
   Transfers between funds and guaranteed
    interest account, net ..........................      2,200,931       2,750,798
   Transfers for contract benefits and
    terminations ...................................     (1,494,354)     (4,499,192)
   Contract maintenance charges ....................        (53,884)        (51,173)
----------------------------------------------------  -------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions .......................      1,411,076        (660,569)
----------------------------------------------------  -------------   -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........             --              --
----------------------------------------------------  -------------   -------------
Increase (Decrease) in Net Assets ..................      1,498,769        (434,458)
Net Assets--Beginning of Period ....................      5,565,869       6,000,327
----------------------------------------------------  -------------   -------------
Net Assets--End of Period ..........................  $   7,064,638   $   5,565,869
====================================================  =============   =============



                                                             EQ/Putnam                 EQ/Putnam
                                                             Growth &                International
                                                           Income Value                  Equity
                                                     ------------------------- --------------------------
                                                          2002         2001        2002          2001
                                                     ------------- ----------- ------------ -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $     4,248  $  3,778     $   2,723    $       726
 Net realized gain (loss) on investments ...........      (36,044)   (1,852)      (41,128)       (70,130)
 Change in unrealized appreciation
   (depreciation) of investments ...................      (64,727)  (26,438)      (49,280)        35,279
----------------------------------------------------- -----------  --------     ---------    -----------
Net increase (decrease) in net assets from
 operations ........................................      (96,523)  (24,512)      (87,685)       (34,125)
----------------------------------------------------- -----------  --------     ---------    -----------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........       33,901   162,769        34,032         16,581
   Transfers between funds and guaranteed
    interest account, net ..........................       (4,969)   73,295       418,366        (56,375)
   Transfers for contract benefits and
    terminations ...................................     (108,703)  (25,091)      (78,482)       (56,853)
   Contract maintenance charges ....................       (4,301)   (3,851)       (3,392)        (1,261)
----------------------------------------------------- -----------  --------     ---------    -----------
Net increase (decrease) in net assets from
 contractowners transactions .......................      (84,072)  207,122       370,524        (97,908)
----------------------------------------------------- -----------  --------     ---------    -----------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........           --        --            --             --
----------------------------------------------------- -----------  --------     ---------    -----------
Increase (Decrease) in Net Assets ..................     (180,595)  182,610       282,839       (132,033)
Net Assets--Beginning of Period ....................      446,201   263,591        91,514        223,547
----------------------------------------------------- -----------  --------     ---------    -----------
Net Assets--End of Period ..........................  $   265,606  $446,201     $ 374,353    $    91,514
===================================================== ===========  ========     =========    ===========

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


     Statements of Changes in Net Assets (Concluded)
     For the Years Ended December 31,




                                                             EQ/Putnam
                                                              Voyager
                                                     -------------------------
                                                         2002         2001
                                                     ------------ ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $     121   $     --
 Net realized gain (loss) on investments ...........    (18,273)   (73,007)
 Change in unrealized appreciation
   (depreciation) of investments ...................    (12,680)     7,946
----------------------------------------------------  ---------   --------
Net increase (decrease) in net assets from
 operations ........................................    (30,832)   (65,061)
----------------------------------------------------  ---------   --------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........      3,168     24,235
   Transfers between funds and guaranteed
    interest account, net ..........................     16,429   (125,351)
   Transfers for contract benefits and
    terminations ...................................    (20,158)   (78,826)
   Contract maintenance charges ....................       (976)    (1,895)
----------------------------------------------------  ---------   --------
Net increase (decrease) in net assets from
 contractowners transactions .......................     (1,537)  (181,837)
----------------------------------------------------  ---------   --------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........         --         --
----------------------------------------------------  ---------   --------
Increase (Decrease) in Net Assets ..................    (32,369)  (246,898)
Net Assets--Beginning of Period ....................    130,274    377,172
----------------------------------------------------  ---------   --------
Net Assets--End of Period ..........................  $  97,905   $130,274
====================================================  =========   ========

(a)   Commenced operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of The Equitable Life Assurance Society of the United States

Notes to Financial Statements
December 31, 2002

1. Organization

Separate Account Nos. 13 (Pooled) (the Alliance Bond Fund), 10 (Pooled) (the Alliance Balanced Fund), 4 (Pooled) (the Alliance Common Stock Fund), 3 (Pooled) (the Alliance Mid Cap Growth Fund; formerly the Alliance Aggressive Stock Fund), and 66 (collectively, the Funds or Accounts) of The Equitable Life Assurance Society of the United States (Equitable Life), a subsidiary of AXA Financial, Inc., were established in conformity with the New York State Insurance Law. Pursuant to such law, to the extent provided in the applicable contracts, the net assets in the Funds are not chargeable with liabilities arising out of any other business of Equitable Life. These financial statements reflect the total net assets and results of operations for Separate Account Nos. 13, 10, 4, 3, and 66. The Retirement Investment Account Program is one of the many products participating in these Funds.

EQ Advisors Trust ("EQAT" or "Trust") commenced operations on May 1, 1997 and is an open-end diversified management company that sells shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio has separate investment objectives.

Separate Account No. 66 consists of 29 investment options(1) of which 28 are reported herein:

o EQ/Alliance Growth and Income
o EQ/Alliance Intermediate
     Government Securities
o EQ/Alliance International
o EQ/Alliance Premier Growth
o EQ/Alliance Quality Bond
o EQ/Alliance Small Cap Growth
o EQ/Alliance Technology
o EQ/Bernstein Diversified Value(2)
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian International
o EQ/Capital Guardian Research
o EQ/Capital Guardian U.S. Equity
o EQ/Emerging Markets Equity(3)
o EQ/Equity 500 Index

o EQ/Evergreen Omega(4)
o EQ/FI Mid Cap
o EQ/FI Small/Mid Cap Value
o EQ/High Yield(5)
o EQ/Janus Large Cap Growth
o EQ/Lazard Small Cap Value
o EQ/Marsico Focus
o EQ/Mercury Basic Value Equity
o EQ/MFS Emerging Growth Companies
o EQ/MFS Investors Trust(7)
o EQ/Money Market(8)
o EQ/Putnam Growth & Income Value
o EQ/Putnam International Equity
o EQ/Putnam Voyager(6)

-----------

(1) Effective on May 18, 2001 the names of the investment options held in Separate Account No. 66 include EQ/.
(2)   Formerly known as Lazard Large Cap Value.
(3)   Formerly known as Morgan Stanley Emerging Markets Equity.
(4)   Formerly known as EQ/Evergreen.
(5)   Formerly known as EQ/Alliance High Yield.
(6)   Formerly known as EQ/Putnam Investors Growth.
(7)   Formerly known as MFS Growth with Income.
(8)   Formerly known as EQ/Alliance Money Market.

Under applicable insurance law, the assets and liabilities of the Accounts are clearly identified and distinguished from Equitable Life's other assets and liabilities. All contracts are issued by Equitable Life. The assets of the Accounts are the property of Equitable Life. However, the portion of the Accounts' assets attributable to the contracts will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


Notes to Financial Statements (Continued)
December 31, 2002


1. Organization (Concluded)

The excess of assets over reserves and other contract liabilities, if any, in Separate Account Nos. 4 and 66 may be transferred to Equitable Life's General Account. Equitable Life's General Account is subject to creditor rights.

The amount retained by Equitable Life in Separate Account Nos. 4 and 66 arises principally from (1) contributions from Equitable Life, (2) expense risk charges accumulated in the account, and (3) that portion, determined ratably, of the account's investment results applicable to those assets in the account in excess of the net assets for the contracts. Amounts retained by Equitable Life are not subject to charges for expense risks.


2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
(GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 2002 presentation.

On November 21, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), which was effective for the December 31, 2001 financial statements. In connection with the Company's implementation of the Guide for Separate Account Nos. 13, 10, 4 and 3 certain administrative and asset management fees have been reclassified from the Statement of Operations to the Statement of Changes in Net Assets, which is considered a change in application of an accounting principle. Adoption of the new requirements did not have a significant impact on the financial position or results of operations of the Funds.

Investment securities for Separate Account Nos. 13, 10, 4 and 3 are valued as follows:

Stocks listed on national securities exchanges and certain over-the-counter issues traded on the National Association of Securities Dealers, Inc. Automated Quotation (NASDAQ) national market system are valued at the last sale price, or, if there is no sale, at the latest available bid price.

Foreign securities not traded directly, or in American Depository Receipt (ADR) form in the United States, are valued at the last sale price in the local currency on an exchange in the country of origin. Foreign currency is converted into its U.S. dollar equivalent at current exchange rates.

Futures and forward contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

United States Treasury securities and other obligations issued or guaranteed by the United States Government, its agencies or instrumentalities are valued at representative quoted prices.

Long-term (i.e., maturing in more than a year) publicly traded corporate bonds are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where Equitable Life and Alliance deem it appropriate to do so, an over-the-counter or exchange quotation may be used.

Convertible preferred stocks listed on national securities exchanges are valued at their last sale price or, if there is no sale, at the latest available bid price.

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


Notes to Financial Statements (Continued)
December 31, 2002


2. Significant Accounting Policies (Continued)

Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more major dealers in such securities; where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stock.

Other assets that do not have a readily available market price are valued at fair value as determined in good faith by Equitable Life's investment officers.


Short-term debt securities purchased directly by the Equitable Funds which mature in 60 days or less are valued at amortized cost. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices.

The value of the investments in Separate Account No. 66 held in the corresponding EQAT Portfolio is calculated by multiplying the number of shares held in each Portfolio by the net asset value per share of that Portfolio determined as of the close of business each day. The net asset value is determined by EQAT using the market or fair value of the underlying assets of the Portfolio less liabilities. For Separate Account No. 66, realized gains and losses include (1) gains and losses on redemptions of EQAT shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on Trust investment transactions. Dividends and distributions of capital gains of the Trust are automatically reinvested on the ex-dividend date.

Security transactions are recorded on the trade date. Amortized cost of debt securities where applicable are adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date; interest income (including amortization of premium and discount on securities using the effective yield method) is accrued daily. Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the related investments sold.

Transactions denominated in foreign currencies are recorded at the rate prevailing at the date of such transactions. Asset and liability accounts that are denominated in a foreign currency are adjusted to reflect the current exchange rate at the end of the period. Transaction gains or losses resulting from changes in the exchange rate during the reporting period or upon settlement of the foreign currency transactions are reflected under "Realized and Unrealized Gain (Loss) on Investments" in the Statement of Operations.

Separate Account No. 10 may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign security holdings.

Forward contracts are agreements to buy or sell a foreign currency for a set price in the future. During the period the forward contracts are open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. The realized gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. The use of forward transactions involves the risk of imperfect correlation in movements in the price of forward contracts, interest rates and the underlying hedged assets.

Forward contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The contract amounts of these forward contracts reflect the extent of the Fund's exposure to off-balance sheet risk. The Fund bears the market risk that arises from any changes in security values. Forward contracts are entered into directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to the contract. There is no daily margin settlement and

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


Notes to Financial Statements (Continued)
December 31, 2002


2. Significant Accounting Policies (Concluded)

the fund is exposed to the risk of default by the counterparty.

At December 31, 2002, Separate Account No. 10 had no outstanding forward currency contracts to buy/sell foreign currencies.

Net assets allocated to contracts in the payout period are computed according to various mortality tables, depending on the year the benefits were purchased. The tables used are the 1971 GAM table, the 1983 GAM table, and the 1994 GAR. The assumed investment returns vary by contract and range from 4 percent to 6.5 percent. The contracts are participating group annuities, and, thus, the mortality risk is borne by the contractholder, as long as the contract has not been discontinued. Equitable Life retains the ultimate obligation to pay the benefits if the contract funds become insufficient and the contractholder elects to discontinue the contract.

Amounts due to/from the General Account or receivable/payable for policy related transactions represent receivables/payables for policy related transactions predominately related to premiums, surrenders and death benefits.

Payments received from contractowners represent participant contributions under the contracts (but exclude amounts allocated to the guaranteed interest option, reflected in the General Account). The amount allocated to the guaranteed interest option earns interest at the current guaranteed interest rate which is an annual effective rate.

The operations of the Accounts are included in the federal income tax return of Equitable Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to contracts participating in the Funds by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of the contracts participating in the Account. Accordingly, no provision for federal income taxes is required. However, Equitable Life retains the right to charge for any federal income tax incurred which is applicable to the Account if the law is changed.

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


Notes to Financial Statements (Continued)
December 31, 2002


3. Purchases and Sales on Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as follows for Separate Account No. 66:

                                               Purchases        Sales
                                            -------------- --------------
EQ/Alliance Growth and Income ............. $10,285,386    $14,814,884
EQ/Alliance Intermediate Government
 Securities ...............................   9,150,336        177,764
EQ/Alliance International .................  23,100,921     10,865,657
EQ/Alliance Premier Growth ................     226,457        711,019
EQ/Alliance Quality Bond ..................   2,833,385      2,791,558
EQ/Alliance Small Cap Growth ..............     785,330      1,170,614
EQ/Alliance Technology ....................     392,084        636,306
EQ/Bernstein Diversified Value ............   9,956,496        753,518
EQ/Calvert Socially Responsible ...........     283,588        143,632
EQ/Capital Guardian International .........     238,687         53,230
EQ/Capital Guardian Research ..............   4,411,939         88,876
EQ/Capital Guardian U.S. Equity ...........     470,711        184,692
EQ/Emerging Markets Equity ................      80,220         81,670
EQ/Equity 500 Index .......................   4,465,396      8,969,025
EQ/Evergreen Omega ........................      11,196         20,926
EQ/FI Mid Cap .............................     554,577        374,418
EQ/FI Small/Mid Cap Value .................   2,695,406        466,639
EQ/High Yield .............................   1,345,841      1,469,910
EQ/Janus Large Cap Growth .................      47,030         48,293
EQ/Lazard Small Cap Value .................     755,292        174,970
EQ/Marsico Focus ..........................     149,162            432
EQ/Mercury Basic Value Equity .............     780,351        821,164
EQ/MFS Emerging Growth Companies ..........     867,570      1,931,070
EQ/MFS Investors Trust ....................       5,296         11,646
EQ/Money Market ...........................   3,616,708      2,108,198
EQ/Putnam Growth & Income Value ...........      33,688        113,512
EQ/Putnam International Equity ............     522,023        148,776
EQ/Putnam Voyager .........................      23,282         24,698

Investment Security Transactions

For the year ended December 31, 2002, investment security transactions, excluding short-term debt securities, were as follows for Separate Account Nos. 13, 10, 4 and 3:


                                            Purchases                       Sales
                                  ----------------------------- ------------------------------
                                      Stocks          U.S.          Stocks           U.S.
                                     and Debt      Government      and Debt       Government
               Fund                 Securities    and Agencies    Securities     and Agencies
--------------------------------- -------------- -------------- -------------- ---------------
Alliance Bond ................... $75,826,022    $503,995,766   $82,896,800    $432,069,961
Alliance Balanced ...............  42,265,464     165,769,392    37,586,663     152,943,223
Alliance Common Stock ........... 274,884,716              --   388,551,156              --
Alliance Mid Cap Growth ......... 149,810,099              --   131,750,408              --

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


Notes to Financial Statements (Continued)
December 31, 2002


4. Related Party Transactions

In Separate Account No. 66 the assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of EQAT. Shares are offered by EQAT at net asset value. Shares in which the variable investment options are invested in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A shares") are not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the EQAT. The Rule 12b-1 Plans provide that EQAT, on behalf of each Portfolio, may charge annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected in the net asset value of the shares.

Equitable Life serves as investment manager of EQAT and as such receives management fees for services performed in its capacity as investment manager of EQAT. Equitable Life oversees the activities of the investment advisors with respect to EQAT and is responsible for retaining or discontinuing the services of those advisors. Fees generally vary depending on net asset levels of individual portfolios and range from a low of 0.25% to a high of 1.15% of average daily net assets. Equitable Life as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC, affiliates of Equitable Life, may also receive distribution fees under Rule 12b-1 Plans as described above.

Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for the EQ/Alliance Portfolios; EQ/Equity 500 Index, and EQ/Bernstein Diversified Value and Separate Accounts 13, 10, 4 and 3; as well as a portion of EQ/High Yield and EQ/Money Market. Alliance is a publicly traded limited partnership which is indirectly majority-owned by Equitable Life and AXA Financial, Inc. (parent to Equitable).

AXA Advisors is an affiliate of Equitable Life, and a distributor and principal underwriter of the contracts and the account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC or its subsidiaries (affiliates of Equitable Life). AXA Advisors receives commissions and other service-related payments under its distribution agreement with Equitable Life and its networking agreement with AXA Network.

Equitable Life, Alliance, and AXA Advisors seek to obtain the best price and execution of all orders placed for the portfolios of the Equitable Funds considering all circumstances. In addition to using brokers and dealers to execute portfolio security transactions for accounts under their management, Equitable Life, Alliance, and AXA Advisors may also enter into other types of business and securities transactions with brokers and dealers, which will be unrelated to allocation of the Equitable Funds' portfolio transactions.

At December 31, 2002, interests of retirement and investment plans for employees, managers and agents of Equitable Life in Separate Account Nos. 4 and 3 aggregated $144,037,414 (26.9%) and $33,222,838 (46.8%), respectively, of the net assets in these Funds.

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


Notes to Financial Statements (Continued)
December 31, 2002


5. Substitutions

On November 22, 2002 the EQ/Alliance International Portfolio acquired all the net assets of EQ/Alliance Global pursuant to a substitution transaction. For accounting purposes the transaction was treated as a merger. The substitution was accomplished by a tax-free exchange of 1,104,388 of Class A shares of EQ/Alliance Global (valued at $13,119,770) for 1,761,954 of Class A shares of EQ/Alliance International Portfolio (valued at $13,119,770). The aggregate net assets of EQ/Alliance Global and EQ/Alliance International Portfolios immediately before the substitution were $13,119,770 and $1,008,346, respectively, resulting in combined net assets of $14,128,116.

Contemporaneously on November 22, 2002 Separate Account No. 66 redeemed its position in EQ/Alliance Growth Investors and purchased units in Alliance Balanced Portfolio (Separate Account No. 10). For accounting purposes this transaction was accounted for as a redemption of shares in EQ/Alliance Growth Investors and purchase of units in the Alliance Balanced Fund. 1,822 Class A units of Alliance Balanced Fund Separate Account 10 (valued at $27,425,748) were purchased. 1,955,686 of Class A Shares of EQ/Alliance Growth Investors (valued at $27,425,748) outstanding on November 22, 2002 were redeemed.

On November 22, 2002 the EQ/Capital Guardian Research Portfolio acquired all the net assets of EQ/MFS Research Portfolio pursuant to a substitution transaction. For accounting purposes the transaction was treated as a merger. The substitution was accomplished by a tax-free exchange of 481,530 of Class B shares of EQ/MFS Research Portfolio (valued at $4,234,226) for 484,120 of Class B shares EQ/Capital Guardian Research Portfolio (valued at $4,234,226). The aggregate net assets of EQ/MFS Research and EQ/Capital Guardian Research Portfolios immediately before the substitution were $4,234,226 and $0, respectively, resulting in combined net assets of $4,234,226.

On July 12, 2002 the EQ/Capital Guardian U.S. Equity Portfolio acquired all the net assets of EQ/AXP New Dimensions Portfolio pursuant to a substitution transaction. For accounting purposes the transaction was treated as a merger. The substitution was accomplished by a tax-free exchange of 23,802 of Class B shares of EQ/AXP New Dimensions Portfolio (valued at $137,706) for 17,166 of Class B shares EQ/Capital Guardian U.S. Equity Portfolio (valued at $137,706). The aggregate net assets of EQ/AXP New Dimensions and EQ/Capital Guardian U.S. Equity Portfolios immediately before the substitution were $137,706 and $425,264, respectively, resulting in combined net assets of $562,970.

On July 12, 2002 the EQ/Alliance Small Cap Growth Portfolio acquired all the net assets of EQ/AXP Strategy Aggressive Portfolio pursuant to a substitution transaction. For accounting purposes the transaction was treated as a merger. The substitution was accomplished by a tax-free exchange of 7,532 of Class B shares of EQ/AXP Strategy Aggressive Portfolio (valued at $22,448) for 2,319 of Class B shares EQ/Alliance Small Cap Growth Portfolio (valued at $22,448). The aggregate net assets of EQ/AXP Strategy Aggressive and EQ/Alliance Small Cap Growth Portfolios immediately before the substitution were $22,448 and $1,451,003, respectively, resulting in combined net assets of $1,473,451.

On April 26, 2002 the EQ/Putnam International Equity Portfolio acquired all the net assets of the EQ/T. Rowe Price International Portfolio pursuant to a substitution transaction. For accounting purposes this transaction was treated as a merger. The substitution was accomplished by a tax free exchange of 49,393 of Class B shares of EQ/T. Rowe International Portfolio (valued at $419,515) for 39,645 Class B shares of the EQ/Putnam International Equity Portfolio outstanding (valued at $419,515). The aggregate net assets of EQ/Putnam International and T. Rowe Price International Portfolios immediately before the substitution were $93,904 and $419,515 respectively, resulting in combined net assets of $513,419.

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


Notes to Financial Statements (Continued)
December 31, 2002


5. Substitutions (Concluded)

For periods prior to May 18, 2001 the EQ/Alliance Global, EQ/Alliance Growth and Income, EQ/Alliance Growth Investors, EQ/Alliance High Yield, EQ/Alliance Intermediate Government Securities, EQ/Alliance International, EQ/Alliance Money Market, EQ/Alliance Quality Bond, EQ/Alliance Small Cap Growth and EQ/Equity Index were portfolios of Separate Account No. 51. On May 18, 2001 the portfolios of Separate Account 51 were combined into Separate Account No. 66. At that time the assets of each of the portfolios of Separate Account No. 51 were transferred to become portfolios of Separate Account No. 66. Portfolios that were previously subaccounts of Separate Account No. 51 are now part of Separate Account No. 66.

On May 18, 2001, the EQ/Balanced Portfolio acquired the net assets of the Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio, and Mercury World Strategy Portfolio pursuant to a substitution transaction. Contemporaneously, on May 18, 2001 Separate Account No. 66 redeemed its position in Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio, and Mercury World Strategy Portfolio and purchased units in Alliance Balanced Portfolio (Separate Account No. 10). For accounting purposes this transaction was accounted for as a redemption of shares in Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio, and Mercury World Strategy Portfolio and purchase of units in the Alliance Balanced Fund. 567,837 Class A units of Alliance Balanced Fund (valued at $8,898,008) were purchased. 649,139 Class A shares of Alliance Conservative Investors Portfolio (valued at $7,705,276), 5,835 Class B shares of EQ/Evergreen Foundation Portfolio (valued at $55,429), 29,811 Class B shares of EQ/Putnam Balanced Portfolio (valued at $368,167) and 78,403 shares of Mercury World Strategy Portfolio (valued at $769,136) outstanding on May 18, 2001 were redeemed.

On May 18, 2001 EQ/Bernstein Diversified Value Portfolio, formerly the Lazard Large Cap Portfolio, acquired all the net assets of the T. Rowe Price Equity Income Portfolio pursuant to a substitution transaction. For accounting purposes this transaction was treated as a merger, with Bernstein Portfolio as the surviving Portfolio. The substitution was accomplished by a tax free exchange of 292,495 Class B shares of the T. Rowe Price Equity Income Portfolio (valued at $3,866,780) for the 314,884 Class B shares of Bernstein (valued at $3,866,780). The aggregate net assets of Bernstein and the T. Rowe Price Equity Income Portfolios immediately before the substitution were $207,790,621 and $3,866,780 respectively, resulting in combined net assets after the substitution of $211,657,401.


6. Asset Charges

Charges and fees relating to the Funds are paid to Equitable Life and are deducted in accordance with the terms of the various contracts which participate in the Funds. Depending upon the terms of a contract, sales-related fees and operating expenses are paid (i) by a reduction of an appropriate number of Fund Units or (ii) by a direct payment. Fees with respect to the Retirement Investment Account (RIA) contracts for Separate Account Nos. 13, 10, 4 and 3 are as follows:

Investment Management Fee:

An annual fee of 0.50% of the net assets attributable to RIA units is assessed for the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds. These fees are reflected as a reduction of the RIA Unit Value.

Administrative Fees:

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


Notes to Financial Statements (Continued)
December 31, 2002


6. Asset Charges (Concluded)

Contracts investing in the Funds are subject to certain administrative expenses according to contract terms. Depending upon the terms of a contract, fees are paid (i) by a reduction of an appropriate number of Fund units or (ii) by a direct payment. These fees may include:

Ongoing Operations Fee -- An expense charge is made based on the combined net balances of each fund. Depending upon when the employer adopted RIA, the monthly rate ranges from 1/12 of 1.25% to 1/12 of 0.50% or from 1/12 of 1.25% to 1/12 of 0.25%.

Participant Recordkeeping Services Charge -- Employers electing RIA's optional Participant Recordkeeping Services are subject to an annual charge of $25 per employee-participant under the employer plan.

Contingent Withdrawal Charge -- Certain withdrawals are subject to defined contingent withdrawal charges. The maximum charge is 6% of the total plan assets withdrawn.

Operating and Expense Charges:

In addition to the charges and fees mentioned above, the Funds are charged for certain costs and expenses directly related to their operations. These may include transfer taxes, SEC filing fees and certain related expenses including printing of SEC filings, prospectuses and reports. These charges and fees are reflected as reductions of unit value.

The below discusses expenses related to Separate Account No. 66:

Administrative fees paid through a liquidation of units in Separate Account No. 66 are shown in the Statements of Changes in Net Assets in Contract maintenance charges. The aggregate of all other fees are included in Asset-based charges in the Statements of Operations. Asset-based charges are comprised of accounting and administration fees.

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


     Notes to Financial Statements (Continued)
     December 31, 2002


7. Changes in Units Outstanding


Accumulation units issued and redeemed during the periods indicated were (in thousands):



                                                          Alliance
                                       Alliance         Balanced Fund     Alliance Common  Alliance Mid Cap
                                      Bond Fund            (i)(b)           Stock Fund        Growth Fund
                                  ------------------ ------------------- ----------------- -----------------
                                    2002      2001      2002      2001     2002     2001     2002     2001
                                  -------- --------- --------- --------- -------- -------- -------- --------
RIA
Issued ..........................      1         3       162        48        7       13       12       17
Redeemed ........................    (11)       (7)     (104)     (204)     (38)     (83)     (50)     (71)
                                     ---       ----     ----      ----      ---      ---      ---      ---
Net Increase (Decrease) .........    (10)       (4)       58      (156)     (31)     (70)     (38)     (54)
                                     ---       ----     ----      ----      ---      ---      ---      ---


                                                        EQ/Alliance
                                                        Intermediate
                                      EQ/Alliance        Government        EQ/Alliance
                                   Growth and Income     Securities     International (h)
                                  ------------------- ---------------- -------------------
                                    2002      2001     2002     2001      2002      2001
                                  -------- ---------- ------ --------- --------- ---------
RIA
Issued ..........................      7       10     52         5        49         3
Redeemed ........................    (25)     (15)    --        (2)       (8)       (5)
                                     ---      ---     --       ----    -----      ----
Net Increase (Decrease) .........    (18)      (5)    52         3        41        (2)
                                     ---      ------  --       ---      ----       ----



                                       EQ/Alliance          EQ/Alliance         EQ/Alliance
                                     Premier Growth        Quality Bond     Small Cap Growth (f)
                                  --------------------- ------------------- --------------------
                                     2002       2001       2002      2001      2002      2001
                                  ---------- ---------- --------- --------- --------- ---------
RIA
Issued ..........................      4          7           7         6         4         8
Redeemed ........................    (13)       (10)         (7)       (6)       (7)       (9)
                                     ---        ---         ----      ----      ----      ----
Net Increase (Decrease) .........     (9)        (3)         --        --        (3)       (1)
                                     ------     ------     ----      ----       ----      ----


                                                        EQ/Bernstein       EQ/Calvert        EQ/Capital
                                     EQ/Alliance      Diversified Value     Socially          Guardian
                                      Technology             (c)           Responsible      International
                                  ------------------ ------------------- --------------- -------------------
                                    2002      2001      2002      2001    2002    2001      2002      2001
                                  -------- --------- --------- --------- ------ -------- --------- ---------
RIA
Issued ..........................      1      10        94         4     --         --         1         1
Redeemed ........................    (11)     (2)       (8)       (1)    --        (21)       (1)       (8)
                                     ---      -----     -----      ----  --        ---       ----      ----
Net Increase (Decrease) .........    (10)      8        86         3     --        (21)       --        (7)
                                     ---      ----      ----       ---   --        ---       ----       ----

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


     Notes to Financial Statements (Continued)
     December 31, 2002


7. Changes in Units Outstanding (Continued)


     Accumulation units issued and redeemed during the periods indicated were (in thousands):



                                     EQ/Capital       EQ/Capital
                                      Guardian         Guardian       EQ/Emerging        EQ/Equity
                                    Research (g)   U.S. Equity (e)   Markets Equity    500 Index (d)
                                  ---------------- ---------------- ---------------- -----------------
                                   2002     2001      2002    2001   2002     2001     2002     2001
                                  ------ --------- --------- ------ ------ --------- -------- --------
RIA
Issued ..........................    8       2         3        2   --           1        9       11
Redeemed ........................   --      (2)       (2)      --   --          (3)     (35)     (24)
                                    --       ----      ----    --   --         ----     ---      ---
Net Increase (Decrease) .........    8       --        1        2   --          (2)     (26)     (13)
                                    --      ----       ---     --   --         ----     ---      ---


                                                                         EQ/FI
                                  EQ/Evergreen         EQ/FI           Small/Mid
                                      Omega           Mid Cap          Cap Value        EQ/High Yield
                                  ------------- ------------------- ---------------- -------------------
                                   2002   2001     2002      2001      2002    2001     2002      2001
                                  ------ ------ --------- --------- --------- ------ --------- ---------
RIA
Issued .......................... --        1       7         1         9        4       2         2
Redeemed ........................ --       --      (4)       (1)       (2)      --      (4)       (4)
                                  --       --      ----      ----      ----     --      ----     ----
Net Increase (Decrease) ......... --        1       3         --        7        4      (2)       (2)
                                  --       --      ----      ----      ----     --      ----      ----



                                    EQ/Janus Large         EQ/Lazard         EQ/Marsico        EQ/Mercury
                                      Cap Growth        Small Cap Value      Focus (a)     Basic Value Equity
                                  ------------------- ------------------- ---------------- -------------------
                                     2002      2001      2002      2001    2002     2001      2002      2001
                                  --------- --------- --------- --------- ------ --------- --------- ---------
RIA
Issued ..........................     1         2         6         1        2       1         6         8
Redeemed ........................    (2)       (2)       (2)       (1)      --      (1)       (7)       (6)
                                    ----      ----      ----      ----      --     ----      ----      ----
Net Increase (Decrease) .........    (1)        2         4        --        2      --        (1)        2
                                    ----      ----      ----      ----     ----    ----      ----      ----



                                   EQ/MFS Emerging       EQ/MFS           EQ/Money        EQ/Putnam Growth
                                  Growth Companies  Investors Trust        Market          & Income Value
                                  ----------------- ---------------- ------------------- -------------------
                                    2002     2001    2002     2001     2002      2001       2002      2001
                                  -------- -------- ------ --------- -------- ---------- --------- ---------
RIA
Issued ..........................      7       10   --           1       24       33         2         3
Redeemed ........................    (22)     (25)  --          (1)     (14)     (37)       (3)       (1)
                                     ---      ---   --         ----     ---      ---       ---       ---
Net Increase (Decrease) .........    (15)     (15)  --          --       10       (4)       (1)        2
                                     ---      ---   --         ----     ---      ---      ---       ---


                                       EQ/Putnam
                                     International       EQ/Putnam
                                      Equity (j)          Voyager
                                  ------------------- ----------------
                                     2002      2001    2002     2001
                                  --------- --------- ------ ---------
RIA
Issued ..........................       6        --     --        --
Redeemed ........................      (2)       (1)    --        (2)
                                      ----     -----    --      -----
Net Increase (Decrease) .........       4        (1)    --        (2)
                                      ---      -----    --      -----

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


Notes to Financial Statements (Continued)
December 31, 2002


7. Changes in Units Outstanding (Concluded)


     Accumulation units issued and redeemed during the periods indicated were (in thousands):

(a)   Units were made available for sale on October 22, 2001.

(b) A substitution of the Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio and Mercury World Strategy Portfolio occurred on May 18, 2001. Units were purchased in Separate Account No. 10 (Alliance Balanced Portfolio) (See
      Note 5).

(c) A substitution of T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Portfolio occurred on May 18, 2001 (See Note 5).

(d) A substitution of BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000. Units were made available for sale on October 6, 2000.

(e) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002 (See Note 5).

(f) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002 (See Note 5).

(g) A substitution of EQ/MFS Research Portfolio for EQ/Capital Guardian Research Portfolio occurred on November 22, 2002 (See Note 5).

(h) A substitution of EQ/Alliance Global Portfolio for EQ/Alliance International Portfolio occurred on November 22, 2002 (See Note 5).

(i) A substitution of EQ/Alliance Growth Investors Portfolio for Separate Account No. 10 (Alliance Balanced Portfolio) occurred on November 22, 2002 (See Note 5).

(j) A substitution of EQ/T. Rowe Price International Portfolio for EQ/Putnam International Equity Portfolio occurred on April 26, 2002 (See Note 5).

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


Notes to Financial Statements (Continued)
December 31, 2002


8. Accumulation Unit Values

Equitable Life issues a number of registered group annuity contracts that allow employer plan assets to accumulate on a tax-deferred basis. The contracts are typically designed for employers wishing to fund defined benefit, defined contribution and/or 401(k) plans. Annuity contracts available through Equitable Life are the Retirement Investment Account ("RIA"), Momentum Strategy, Momentum Select and Momentum Solutions ("Momentum series of contracts"), Members Retirement Program ("MRP"), American Dental Association Members Retirement Program ("ADA") and Equi-Pen-Plus ("EPP") (collectively, the Plans). Assets of the Plans are invested in a number of investment Funds (available Funds vary by Plan).

Institutional units presented on the Statement of Assets and Liabilities reflect investments in the Funds by clients other than contractholders of group annuity contracts issued by Equitable Life. Institutional unit values are determined at the end of each business day. Institutional unit values reflect the investment performance of the underlying Fund for the day and charges and expenses deducted by the Fund. Contract unit values (RIA, MRP, ADA, Momentum series of contracts and EPP) reflect the same investment results as the Institutional unit values presented on the Statement of Assets and Liabilities. In addition, contract unit values reflect certain investment management fees, which vary by contract. These fees are charged as a percentage of net assets and are disclosed below for RIA contracts in percentage terms.

Expenses as a percentage of average net assets (0.50% annualized for the Alliance Bond Fund, the Alliance Balanced Fund, the Alliance Common Stock Fund and the Alliance Mid Cap Growth Fund) exclude the effect of operating and expense charges borne by the Funds and charges made directly to contractholder accounts through redemption of units.

Shown below is accumulation unit value information for RIA units outstanding of Separate Account Nos. 13, 10, 4 and 3 for the periods indicated.

                                                                 Years Ended December 31,
                                                                ---------------------------
                                                                     2002          2001
                                                                ------------- -------------
   Alliance Bond Fund
   RIA, .50%
   Unit Value, end of period ..................................  $  73.91      $  69.85
   Net Assets (000's) .........................................  $    193      $    888
   Number of units outstanding, end of period (000's) .........        3            13
   Total Return ...............................................     5.81%         8.89%
   Alliance Balanced Fund (a)(b)
   RIA, .50%
   Unit Value, end of period ..................................  $ 141.24      $ 153.76
   Net Assets (000's) .........................................  $ 40,233      $ 34,842
   Number of units outstanding, end of period (000's) .........      285           227
   Total Return ...............................................  (  8.14)%     (  4.43)%
   Alliance Common Stock Fund
   RIA, .50%
   Unit Value, end of period ..................................  $ 443.82      $ 611.48
   Net Assets (000's) .........................................  $ 22,530      $ 50,100
   Number of units outstanding, end of period (000's) .........       51            82
   Total Return ...............................................  ( 27.42)%     ( 18.37)%

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


Notes to Financial Statements (Continued)
December 31, 2002


8. Accumulation Unit Values (Continued)


                                                                Years Ended December 31,
                                                                -------------------------
                                                                    2002         2001
                                                                ------------ ------------
   Alliance Mid Cap Growth Fund
   RIA, .50%
   Unit Value, end of period .................................. $ 120.44     $ 170.69
   Net Assets (000's) ......................................... $ 7,945      $17,765
   Number of units outstanding, end of period (000's) .........     66          104
   Total Return ...............................................  (29.44)%     (17.84)%

(a) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios occurred on May 18, 2001. Units were purchased in Separate Account No. 10 (Alliance Balanced Portfolio) (See Note 5).

(b) A substitution of EQ/Alliance Growth Investors Portfolio occurred on November 22, 2002. Units were purchased in Separate Account No. 10 (Alliance Balanced Portfolio) (See Note 5).

For RIA contracts, the values for a registered Alliance Bond Fund, Alliance Balanced Fund, Alliance Common Stock Fund and Alliance Mid Cap Growth Fund unit on May 1, 1992, January 23, 1985, April 8, 1985 and July 7, 1986, the first date on which payments were allocated to purchase registered units in each Fund, were $36.35, $28.07, $84.15 and $44.82, respectively.

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


Notes to Financial Statements (Continued)
December 31, 2002


8. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding of Investment Options in Separate Account No. 66 throughout the periods indicated

Certain investment options are charged administrative expenses as a percentage of average net assets (.05% annualized for RIA). These exclude the effect of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units. Under RIA contracts certain investment options may not be charged for Asset-based charges. Amounts appearing as Asset-based charges in the Statements of Operations for these investment options are the result of other contracts investing in Separate Account No. 66.


                                                                              Years Ended December 31,
                                                           -----------------------------------------------------------------
                                                              2002         2001           2000          1999          1998
                                                           ------------ ------------ ------------- ------------ ------------
EQ/Alliance Growth and Income 0.05%
 Unit value, end of period .................................. $ 228.60     $ 289.75      $ 293.68      $ 269.68    $ 227.38
 Net Assets (000's) ......................................... $ 8,226      $ 15,647      $ 17,327      $ 25,620    $ 29,105
 Number of units outstanding, end of period (000's) .........      36           54             59            95         128
 Total Return ...............................................  (21.10)%      (1.34)%        8.90%        18.60%       20.81%
EQ/Alliance Intermediate Government Securities 0.05%
 Unit value, end of period .................................. $ 172.44     $ 158.49      $ 146.61      $ 134.36    $ 134.24
 Net Assets (000's) ......................................... $ 10,317      $ 1,268       $   733      $  1,881    $  3,088
 Number of units outstanding, end of period (000's) .........       60            8             5            14          23
 Total Return ...............................................     8.80%        8.10%         9.11%         0.09%        7.69%
EQ/Alliance International 0.05% (k)
 Unit value, end of period .................................. $  90.42     $ 100.42      $ 130.25      $ 169.30    $ 122.93
 Net Assets (000's) ......................................... $  4,765      $ 1,205      $  1,824      $  3,555    $  3,934
 Number of units outstanding, end of period (000's) .........       53           12            14            21          32
 Total Return ...............................................    (9.96)%     (22.90)%      (23.06)%       37.72%       10.51%
EQ/Alliance Premier Growth (b)
 Unit value, end of period .................................. $  48.57     $  70.55      $  92.79      $ 113.69          --
 Net Assets (000's) ......................................... $  1,172     $  2,328      $  3,340      $  2,615          --
 Number of units outstanding, end of period (000's) .........       24           33            36            23          --
 Total Return ...............................................  (31.15)%     (23.97)%       (18.38)%       13.69%         --
EQ/Alliance Quality Bond 0.05%
 Unit value, end of period .................................. $ 185.72     $ 172.14      $ 159.04      $ 142.73    $ 145.72
 Net Assets (000's) ......................................... $  3,188      $ 2,926      $  2,704      $  4,425    $  6,266
 Number of units outstanding, end of period (000's) .........       17           17            17            31          43
 Total Return ...............................................     7.89%        8.24%        11.43%        (2.05)%      8.63%

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


Notes to Financial Statements (Continued)
December 31, 2002


8. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding of Investment Options in Separate Account No. 66 throughout the periods indicated


                                                                                   Years Ended December 31,
                                                              ------------------------------------------------------------------
                                                                   2002         2001          2000         1999         1998
                                                              ------------- ------------ ------------- ------------ ------------
EQ/Alliance Small Cap Growth 0.05% (i)
 Unit value, end of period .................................. $ 96.68       $ 138.34      $ 159.12      $ 139.67    $ 109.25
 Net Assets (000's) ......................................... $ 1,214       $  2,213      $  2,705      $  2,654    $  2,950
 Number of units outstanding, end of period (000's) .........      13             16            17            19          27
 Total Return ...............................................  (30.11)%       (13.06)%       13.93%        27.85%      (4.32)%
EQ/Alliance Technology (c)
 Unit value, end of period .................................. $ 35.44       $  59.85      $  79.21           --         --
 Net Assets (000's) ......................................... $   227       $    958      $    634           --         --
 Number of units outstanding, end of period (000's) .........       6             16             8           --         --
 Total Return ...............................................  (40.78)%       (24.44)%      (20.79)%         --         --
EQ/Bernstein Diversified Value (f)
 Unit value, end of period .................................. $ 84.97       $  98.39      $  97.35      $  95.43        --
 Net Assets (000's) ......................................... $ 7,555       $    295            --           --         --
 Number of units outstanding, end of period (000's) .........      89              3            --           --         --
 Total Return ...............................................  (13.64)%         1.61%         2.01%        (4.57)%      --
EQ/Calvert Socially Responsible (b)
 Unit value, end of period .................................. $ 64.92       $  88.27      $ 103.48      $ 106.58        --
 Net Assets (000's) .........................................     --            --        $  2,173           --         --
 Number of units outstanding, end of period (000's) .........     --            --              21           --         --
 Total Return ...............................................  (26.45)%       (14.70)%       (2.91)%        6.58%       --
EQ/Capital Guardian International (b)
 Unit value, end of period .................................. $ 69.94       $  82.32       $ 104.06     $ 128.61        --
 Net Assets (000's) ......................................... $    74       $     82       $    832     $116,135        --
 Number of units outstanding, end of period (000's) .........       1              1              8          903        --
 Total Return ...............................................  (15.04)%       (20.88)%       (19.09)%      28.61%       --
EQ/Capital Guardian Research (b) (j)
 Unit value, end of period .................................. $ 82.36       $ 109.33       $ 111.58     $ 105.35        --
 Net Assets (000's) ......................................... $   724       $    109       $    112          --         --
 Number of units outstanding, end of period (000's) .........       9              1              1          --         --
 Total Return ...............................................  (24.67)%        (2.02)%         5.91%        5.35%       --
EQ/Capital Guardian U.S. Equity (b)(h)
 Unit value, end of period .................................. $ 78.34       $ 102.63       $ 104.73      $ 101.11        --
 Net Assets (000's) ......................................... $   244       $    205             --      $    404        --
 Number of units outstanding, end of period (000's) .........       3              2             --             4        --
 Total Return ...............................................  (23.67)%        (2.01)%         3.58%         1.11%       --

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


Notes to Financial Statements (Continued)
December 31, 2002


8. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding of Investment Options in Separate Account No. 66 throughout the periods indicated


                                                                                  Years Ended December 31,
                                                              ----------------------------------------------------------------
                                                                  2002         2001         2000         1999         1998
                                                              ------------ ------------ ------------ ------------ ------------
EQ/Emerging Markets Equity (a)
 Unit value, end of period .................................. $ 116.49     $ 123.81     $ 130.53      $ 217.72     $ 111.23
 Net Assets (000's) ......................................... $    214     $   248      $    653      $    653     $    667
 Number of units outstanding, end of period (000's) .........        2           2             5             3            6
 Total Return ...............................................    (5.91)%     (5.15)%      (40.05)%       95.74%       11.23%
EQ/Equity 500 Index 0.05% (g)
 Unit value, end of period .................................. $ 214.26     $ 275.50     $ 313.02      $ 346.38     $ 287.87
 Net Assets (000's) ......................................... $  8,827      $18,459      $25,041      $ 50,917     $ 49,226
 Number of units outstanding, end of period (000's) .........       41           67           80           147          171
 Total Return ...............................................   (22.23)%     (11.99)%      (9.63)%       20.32%       28.00%
EQ/Evergreen Omega (b)
 Unit value, end of period .................................. $  58.87     $  77.48     $  93.36      $ 105.75           --
 Net Assets (000's) ......................................... $     43     $     77          --             --           --
 Number of units outstanding, end of period (000's) .........        1            1          --             --           --
 Total Return ...............................................   (24.02)%     (17.01)%    ( 11.72)%        5.75%          --
EQ/FI Mid Cap (d)
 Unit value, end of period .................................. $  70.90     $  86.96     $ 100.43            --           --
 Net Assets (000's) ......................................... $    269     $     87     $    100            --           --
 Number of units outstanding, end of period (000's) .........        4            1            1            --           --
 Total Return ...............................................   (18.47)%     (13.41)%       0.43%           --           --
EQ/FI Small/Mid Cap Value (a)
 Unit value, end of period .................................. $  99.75     $ 116.95     $ 112.45      $ 106.96     $ 105.07
 Net Assets (000's) ......................................... $  1,093     $    468          --       $    214     $    210
 Number of units outstanding, end of period (000's) .........       11            4          --              2            2
 Total Return ...............................................   (14.70)%       3.99%        5.14%         1.80%        5.06%
EQ/High Yield 0.05%
 Unit value, end of period .................................. $ 141.56     $ 145.57     $ 144.28      $ 158.02     $ 163.58
 Net Assets (000's) ......................................... $  1,179     $  1,456     $  1,731      $  4,741     $  5,889
 Number of units outstanding, end of period (000's) .........        8           10           12            30           36
 Total Return ...............................................    (2.75)%       0.89%       (8.70)%       (3.40)%      (5.20)%
EQ/Janus Large Cap Growth (d)
 Unit value, end of period .................................. $  45.27     $  64.96     $  84.32            --           --
 Net Assets (000's) ......................................... $    106     $    195     $     84            --           --
 Number of units outstanding, end of period (000's) .........        2            3            1            --           --
 Total Return ...............................................   (30.31)%     (22.96)%     (15.68)%          --           --

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


Notes to Financial Statements (Continued)
December 31, 2002


8. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding of Investment Options in Separate Account No. 66 throughout the periods indicated


                                                                                   Years Ended December 31,
                                                              -------------------------------------------------------------------
                                                                  2002          2001          2000          1999         1998
                                                              ------------ ------------- ------------- ------------- ------------
EQ/Lazard Small Cap Value (b)
 Unit value, end of period .................................. $ 117.08      $ 135.90      $ 115.42       $  97.39          --
 Net Assets (000's) ......................................... $    482            --            --             --          --
 Number of units outstanding, end of period (000's) .........        4            --            --             --          --
 Total Return ...............................................   (13.85)%       17.73%        18.51%         (2.61)%        --
EQ/Marsico Focus (e)
 Unit value, end of period .................................. $  93.97      $ 106.25            --             --          --
 Net Assets (000's) ......................................... $    145            --            --             --          --
 Number of units outstanding, end of period (000's) .........        2            --            --             --          --
 Total Return ...............................................   (11.56)%        6.25%           --             --          --
EQ/Mercury Basic Value Equity (a)
 Unit value, end of period .................................. $ 125.65      $ 150.76      $ 142.86       $ 127.78    $ 107.43
 Net Assets (000's) ......................................... $  1,135      $  1,508      $  1,143       $  1,022    $    107
 Number of units outstanding, end of period (000's) .........        9            10             8              8           1
 Total Return ...............................................   (16.66)%        5.53%        11.81%          18.94%      7.43%
EQ/MFS Emerging Growth Companies (a)
 Unit value, end of period .................................. $  75.21      $ 114.52      $ 173.64       $ 213.94    $ 123.19
 Net Assets (000's) ......................................... $  1,735      $  4,352      $  9,203       $  9,199    $    862
 Number of units outstanding, end of period (000's) .........       23            38            53             43           7
 Total Return ...............................................   (34.32)%     ( 34.05)%      (18.84)%        73.67%      23.19%
EQ/MFS Investors Trust (b)
 Unit value, end of period .................................. $  68.77      $  87.07      $ 103.63       $ 104.35          --
 Net Assets (000's) ......................................... $     43      $     87      $    104             --          --
 Number of units outstanding, end of period (000's) .........        1             1             1             --          --
 Total Return ...............................................   (21.02)%      (15.98)%       (0.69)%          4.35%        --
EQ/Money Market 0.05%
 Unit value, end of period .................................. $ 148.67      $ 146.56      $ 141.19       $ 132.95    $ 126.71
 Net Assets (000's) ......................................... $  7,065      $  5,569      $  5,930       $ 11,966    $  7,222
 Number of units outstanding, end of period (000's) .........       48            38            42             90          57
 Total Return ...............................................     1.44%         3.80%         6.20%          4.92%       5.29%
EQ/Putnam Growth & Income Value (a)
 Unit value, end of period .................................. $  90.40      $ 111.68      $ 119.84       $ 112.24    $ 113.78
 Net Assets (000's) ......................................... $    264      $    447      $    240       $    337    $    114
 Number of units outstanding, end of period (000's) .........        3             4             2              3           1
 Total Return ...............................................   (19.05)%       (6.81)%        6.77%         (1.35)%     13.78%

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


Notes to Financial Statements (Continued)
December 31, 2002


8. Accumulation Unit Values (Concluded)


Shown below is accumulation unit value information for units outstanding of Investment Options in Separate Account No. 66 throughout the periods indicated


                                                                               Years Ended December 31,
                                                              -----------------------------------------------------------
                                                                   2002          2001         2000         1999      1998
                                                              ------------- ------------- ------------ ------------ -----
EQ/Putnam International Equity (b)(l)
 Unit value, end of period .................................. $ 78.10       $ 93.68       $ 119.37     $ 136.14      --
 Net Assets (000's) ......................................... $   373       $    94       $    239     $    408      --
 Number of units outstanding, end of period (000's) .........       5             1              2            3      --
 Total Return ...............................................  (16.63)%      (21.52)%      ( 12.32)%      36.14%     --
EQ/Putnam Voyager (b)
 Unit value, end of period .................................. $ 55.26       $ 75.02       $  99.31     $ 120.77      --
 Net Assets (000's) ......................................... $    96       $   150       $    397     $    121      --
 Number of units outstanding, end of period (000's) .........       2             2              4            1      --
 Total Return ...............................................  (26.34)%      (24.46)%       (17.77)%      20.77%     --

(a)   Units were made available for sale on August 20, 1998.
(b)   Units were made available for sale on September 2, 1999.
(c)   Units were made available for sale on May 22, 2000.
(d)   Units were made available for sale on October 22, 2000.
(e)   Units were made available for sale on October 22, 2001.
(f) A substitution of T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Portfolio occurred on May 18, 2001 (See Note 5).
(g) A substitution of BT Equity 500 Index for EQ/Equity 500 Index occurred on October 6, 2000.
(h) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002 (See Note 5).
(i) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002 (See Note 5).
(j) A substitution of EQ/MFS Research Portfolio for EQ/Capital Guardian Research Portfolio occurred on November 22, 2002 (See Note 5).
(k) A substitution of EQ/Alliance Global Portfolio for EQ/Alliance International Portfolio occurred on November 22, 2002 (See
      Note 5).
(l) A substitution of EQ/T. Rowe Price International Portfolio for EQ/Putnam International Equity Portfolio occurred on April 26, 2002 (See Note 5).

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


Notes to Financial Statements (Concluded)
December 31, 2002


9. Investment Income Ratio

Shown below is the Investment Income Ratio throughout the periods indicated for Separate Account Nos. 13, 10, 4 and 3. The investment income ratio is calculated by taking the gross investment income earned divided by the average net assets of a fund during the periods indicated.

                                                      Year Ended December 31,
                                       ------------------------------------------------------
                                          2002       2001       2000       1999       1998
                                       ---------- ---------- ---------- ---------- ----------
Alliance Bond Fund ................... 4.25%      5.78%      6.31%      5.63%      5.76%
Alliance Balanced Fund ............... 2.89       3.43       3.56       3.39       3.70
Alliance Common Stock Fund ........... 0.40       0.46       0.45       0.54       0.53
Alliance Mid Cap Growth Fund ......... 0.26       0.45       0.74       0.77       0.64

Shown below is the Investment Income Ratio throughout the periods indicated for Separate Account No. 66. These amounts represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

                                                                        Year Ended December 31,
                                                         ------------------------------------------------------
                                                            2002       2001       2000       1999       1998
                                                         ---------- ---------- ---------- ---------- ----------
EQ/Alliance Growth and Income .......................... 1.26%      0.91%       0.70%      0.22%      0.33%
EQ/Alliance Intermediate Government Securities ......... 6.12%      4.14%       3.20%      4.14%      4.61%
EQ/Alliance International ..............................   --       1.82%       0.43%        --       1.79%
EQ/Alliance Premier Growth .............................   --       0.01%       0.75%      0.81%        --
EQ/Alliance Quality Bond ............................... 3.96%      5.09%       5.60%      4.58%      6.00%
EQ/Alliance Small Cap Growth ...........................   --       1.07%         --         --       0.01%
EQ/Alliance Technology .................................   --         --          --         --         --
EQ/Bernstein Diversified Value ......................... 1.71%      1.34%       1.15%      7.21%        --
EQ/Calvert Socially Responsible ........................   --       2.95%      12.16%      1.61%        --
EQ/Capital Guardian International ...................... 1.76%      2.13%       0.79%        --         --
EQ/Capital Guardian Research ........................... 0.58%      0.32%       1.34%      0.54%        --
EQ/Capital Guardian U.S. Equity ........................ 0.53%      0.48%       1.56%      0.76%        --
EQ/Emerging Markets Equity .............................   --         --        7.08%      2.44%      0.86%
EQ/Equity 500 Index .................................... 2.03%      0.95%       1.45%      0.87%      1.16%
EQ/Evergreen Omega .....................................   --       0.01%       0.49%      1.07%        --
EQ/FI Mid Cap .......................................... 0.02%      0.20%       0.46%        --         --
EQ/FI Small/Mid Cap Value .............................. 0.61%      0.69%       0.91%      0.17%      0.50%
EQ/High Yield .......................................... 8.55%      7.66%       6.81%     10.46%     10.61%
EQ/Janus Large Cap Growth ..............................   --       0.01%       0.35%        --         --
EQ/Lazard Small Cap Value .............................. 1.23%      5.93%       5.19%      3.17%        --
EQ/Marsico Focus .......................................   --         --          --         --         --
EQ/Mercury Basic Value Equity .......................... 1.16%      3.48%       5.08%     11.52%     12.77%
EQ/MFS Emerging Growth Companies .......................   --       0.02%       1.99%      3.25%        --
EQ/MFS Investors Trust ................................. 0.53%      0.37%       0.55%      0.98%        --
EQ/Money Market ........................................ 1.68%      2.97%       4.00%      5.00%      3.24%
EQ/Putnam Growth & Income Value ........................ 1.13%      1.00%       0.97%     11.82%      2.79%
EQ/Putnam International Equity ......................... 0.84%      0.53%       7.59%      0.27%        --
EQ/Putnam Voyager ...................................... 0.12%        --        1.84%      6.00%        --



                                       72


                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial condition of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 2002 and December 31, 2001 and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


As discussed in Note 2 to the consolidated financial statements, Equitable Life changed its method of accounting for variable annuity products that contain guaranteed minimum death benefit and guaranteed minimum income benefit features, and its method of accounting for intangible and long-lived assets in 2002.




/s/ PricewaterhouseCoopers LLP
New York, New York
February 4, 2003

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2002 AND 2001

                                                                                DECEMBER 31         December 31,
                                                                                   2002                 2001
                                                                              -----------------    -----------------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value..............  $    26,278.9        $    23,265.9
  Mortgage loans on real estate.............................................        3,746.2              4,333.3
  Equity real estate........................................................          717.3                875.7
  Policy loans..............................................................        4,035.6              4,100.7
  Other equity investments..................................................          720.3                756.6
  Other invested assets.....................................................        1,327.6                686.0
                                                                              -----------------    -----------------
      Total investments.....................................................       36,825.9             34,018.2
Cash and cash equivalents...................................................          269.6                680.0
Cash and securities segregated, at estimated fair value.....................        1,174.3              1,415.2
Broker-dealer related receivables...........................................        1,446.2              1,950.9
Deferred policy acquisition costs...........................................        5,801.0              5,513.7
Goodwill and other intangible assets, net...................................        3,503.8              3,370.2
Amounts due from reinsurers.................................................        2,351.7              2,237.0
Loans to affiliates, at estimated fair value................................          413.0                400.0
Other assets................................................................        4,028.7              3,754.1
Separate Accounts assets....................................................       39,012.1             46,947.3
                                                                              -----------------    -----------------
TOTAL ASSETS................................................................  $    94,826.3        $    100,286.6
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $    23,037.5        $    20,939.1
Future policy benefits and other policyholders liabilities..................       13,975.7             13,542.7
Broker-dealer related payables..............................................          731.0              1,260.7
Customers related payables..................................................        1,566.8              1,814.5
Amounts due to reinsurers...................................................          867.5                798.5
Short-term and long-term debt...............................................        1,274.7              1,475.5
Federal income taxes payable................................................        2,231.0              1,885.0
Other liabilities...........................................................        1,787.1              1,702.0
Separate Accounts liabilities...............................................       38,883.8             46,875.5
Minority interest in equity of consolidated subsidiaries....................        1,777.8              1,776.0
Minority interest subject to redemption rights..............................          515.4                651.4
                                                                              -----------------    -----------------
      Total liabilities.....................................................       86,648.3             92,720.9
                                                                              -----------------    -----------------
Commitments and contingencies (Notes 12, 14, 15, 16 and 17)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
  issued and outstanding....................................................            2.5                  2.5
Capital in excess of par value..............................................        4,753.8              4,694.6
Retained earnings...........................................................        2,740.6              2,653.2
Accumulated other comprehensive income......................................          681.1                215.4
                                                                              -----------------    -----------------
      Total shareholder's equity............................................        8,178.0              7,565.7
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $    94,826.3        $    100,286.6
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                                                                      2002               2001               2000
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    1,315.5       $     1,342.3      $     1,413.3
Premiums......................................................          945.2             1,019.9            1,175.0
Net investment income.........................................        2,377.2             2,404.3            2,751.9
Gain on sale of equity investee...............................            -                   -              1,962.0
Investment losses, net........................................         (278.5)             (207.3)            (791.8)
Commissions, fees and other income............................        2,987.6             3,108.5            2,730.8
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................        7,347.0             7,667.7            9,241.2
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        2,034.0             1,886.9            2,060.3
Interest credited to policyholders' account balances..........          972.5               981.7            1,048.5
Compensation and benefits.....................................        1,155.3             1,220.8              809.0
Commissions...................................................          788.8               742.1              779.3
Distribution plan payments....................................          392.8               429.1              421.3
Amortization of deferred sales commissions....................          229.0               230.8              219.7
Interest expense..............................................           95.7               102.6              116.3
Amortization of deferred policy acquisition costs.............          296.7               287.9              309.0
Capitalization of deferred policy acquisition costs...........         (754.8)             (746.4)            (778.1)
Rent expense..................................................          167.0               156.2              120.1
Amortization of goodwill and other intangible assets, net.....           21.2               178.2               65.0
Expenses related to AXA's minority interest acquisition.......            -                   -                493.9
Other operating costs and expenses............................          920.2               904.9              991.4
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................        6,318.4             6,374.8            6,655.7
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before Federal
  income taxes and minority interest..........................        1,028.6             1,292.9            2,585.5
Federal income tax expense....................................          (50.9)             (316.2)            (958.3)
Minority interest in net income of consolidated subsidiaries..         (362.8)             (370.1)            (330.3)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................          614.9               606.6            1,296.9
Earnings from discontinued operations, net of Federal
    income taxes..............................................            5.6                43.9               58.6
Cumulative effect of accounting changes, net of Federal
    income taxes..............................................          (33.1)               (3.5)               -
                                                                -----------------  -----------------  -----------------
Net Earnings..................................................   $      587.4       $       647.0      $     1,355.5
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                                                                      2002               2001               2000
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                -----------------  -----------------  -----------------

Capital in excess of par value, beginning of year.............        4,694.6             4,723.8            3,557.2
Increase (decrease) in additional paid in capital in
  excess of par value.........................................           59.2               (29.2)           1,166.6
                                                                -----------------  -----------------  -----------------
Capital in excess of par value, end of year...................        4,753.8             4,694.6            4,723.8
                                                                -----------------  -----------------  -----------------

Retained earnings, beginning of year..........................        2,653.2             3,706.2            2,600.7
Net earnings..................................................          587.4               647.0            1,355.5
Shareholder dividends paid....................................         (500.0)           (1,700.0)            (250.0)
                                                                -----------------  -----------------  -----------------
Retained earnings, end of year................................        2,740.6             2,653.2            3,706.2
                                                                -----------------  -----------------  -----------------

Accumulated other comprehensive income (loss),
  beginning of year...........................................          215.4                12.8             (392.9)
Other comprehensive income....................................          465.7               202.6              405.7
                                                                -----------------  -----------------  -----------------
Accumulated other comprehensive income, end of year...........          681.1               215.4               12.8
                                                                -----------------  -----------------  -----------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR.......................   $    8,178.0       $     7,565.7      $     8,445.3
                                                                =================  =================  =================

COMPREHENSIVE INCOME
Net earnings..................................................   $      587.4       $       647.0      $     1,355.5
                                                                -----------------  -----------------  -----------------
Change in unrealized gains (losses), net of reclassification
   adjustments................................................          465.6               202.6              405.7
Minimum pension liability adjustment..........................             .1                 -                  -
                                                                -----------------  -----------------  -----------------
Other comprehensive income....................................          465.7               202.6              405.7
                                                                -----------------  -----------------  -----------------
COMPREHENSIVE INCOME..........................................   $    1,053.1       $       849.6      $     1,761.2
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                                                                          2002               2001               2000
                                                                    -----------------  -----------------  -----------------
                                                                                        (IN MILLIONS)

Net earnings.....................................................    $      587.4       $       647.0      $     1,355.5
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances...........           972.5               981.7            1,048.5
  Universal life and investment-type product
    policy fee income............................................        (1,315.5)           (1,342.3)          (1,413.3)
  Net change in broker-dealer and customer related
    receivables/payables.........................................          (237.3)              181.0             (422.9)
  Gain on sale of equity investee................................             -                   -             (1,962.0)
  Investment losses, net.........................................           278.5               207.3              791.8
  Expenses related to AXA's minority interest acquisition........             -                   -                493.9
  Change in deferred policy acquisition costs....................          (458.1)             (458.5)            (469.1)
  Change in future policy benefits...............................           218.0               (15.1)            (825.6)
  Change in property and equipment...............................           (74.5)             (228.5)            (321.0)
  Change in Federal income tax payable...........................            93.3              (231.5)           2,100.2
  Purchase of segregated cash and securities, net................           240.8              (108.8)            (610.4)
  Minority interest in net income of consolidated subsidiaries...           362.8               370.1              330.3
  Change in fair value of guaranteed minimum income
    benefit reinsurance contract.................................          (120.0)                -                  -
  Amortization of goodwill and other intangible assets, net......            21.2               178.2               65.0
  Other, net.....................................................           103.0               315.2              197.6
                                                                     ---------------  -----------------  -----------------


Net cash provided by operating activities........................           672.1               495.8              358.5
                                                                    -----------------  -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments......................................         2,996.0             2,454.6            2,525.3
  Sales..........................................................         8,037.5             9,285.2            8,069.2
  Purchases......................................................       (12,720.8)          (11,833.9)          (9,660.0)
  (Increase) decrease in short-term investments..................          (568.9)              211.8              141.5
  Sale of equity investee........................................             -                   -              1,580.6
  Acquisition of subsidiary .....................................          (249.7)                -             (1,480.0)
  Loans to affiliates............................................             -                (400.0)               -
  Other, net.....................................................           137.6               (79.4)            (162.1)
                                                                    -----------------  -----------------  -----------------

Net cash (used) provided by investing activities.................        (2,368.3)             (361.7)           1,014.5
                                                                    -----------------  -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits.....................................................         4,328.5             3,198.8            2,695.6
    Withdrawals and transfers to Separate Accounts...............        (2,022.9)           (2,458.1)          (3,941.8)

  Net (decrease) increase in short-term financings...............          (201.2)             (552.8)             225.2
  Additions to long-term debt....................................             -                 398.1                 .3
  Shareholder dividends paid.....................................          (500.0)           (1,700.0)            (250.0)
  Proceeds from newly issued Alliance units......................             -                   -              1,600.0
  Other, net.....................................................          (318.6)             (456.9)            (281.3)
                                                                    -----------------  -----------------  -----------------


Net cash provided (used) by financing activities.................         1,285.8            (1,570.9)              48.0
                                                                    -----------------  -----------------  -----------------

Change in cash and cash equivalents..............................          (410.4)           (1,436.8)           1,421.0
Cash and cash equivalents, beginning of year.....................           680.0             2,116.8              695.8
                                                                    -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year...........................    $      269.6       $       680.0      $     2,116.8
                                                                    =================  =================  =================

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                    CONTINUED

                                                                      2002               2001               2000
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Supplemental cash flow information
  Interest Paid...............................................   $       80.5       $        82.1      $        97.0
                                                                =================  =================  =================

  Income Taxes (Refunded) Paid................................   $     (139.6)      $       524.2      $       337.6
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)    ORGANIZATION

      The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiary, Equitable of Colorado ("EOC"). Equitable Life's investment management business, which comprises the Investment Services segment, is principally conducted by Alliance Capital Management L.P. ("Alliance"), and, through November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate which was sold. On September 20, 1999, as part of AXA Financial's "branding" strategic initiative, EQ Financial Consultants, Inc., a broker-dealer subsidiary of Equitable Life, was merged into a new company, AXA Advisors, LLC ("AXA Advisors"). Also, on September 21, 1999, AXA Advisors was transferred by Equitable Life to AXA Distribution Holding Corporation ("AXA Distribution"), a wholly owned indirect subsidiary of the Holding Company, for $15.3 million. The excess of the sales price over AXA Advisors' book value has been recorded in Equitable Life's books as a capital contribution. In February 2000, Equitable Life transferred AXA Network, LLC ("AXA Network") to AXA Distribution for $8.7 million. The excess of sales price over AXA Network's book value has been recorded in Equitable Life's financial statements as a capital contribution. Equitable Life continues to develop and market the "Equitable" brand of life and annuity products, while AXA Distribution's subsidiaries provide financial planning services, distribute products and manage customer relationships.

      In October 2000, Alliance acquired substantially all of the assets and liabilities of SCB Inc., formerly known as of Sanford C. Bernstein Inc. ("Bernstein"), for an aggregate current value of approximately $3.50 billion: $1.48 billion in cash and 40.8 million newly issued units in Alliance ("Alliance Units"). The Holding Company provided Alliance with the cash portion of the consideration by purchasing approximately 32.6 million Alliance Units for $1.60 billion in June 2000. The acquisition was accounted for under the purchase method with the results of Bernstein included in the consolidated financial statements from the acquisition date. The excess of the purchase price over the fair value of net assets acquired resulted in the recognition of goodwill and intangible assets of approximately $3.40 billion. In connection with the issuance of Alliance Units to former Bernstein shareholders, Equitable Life and its consolidated subsidiaries (collectively, the "Company"), recorded a non-cash gain of $393.5 million (net of related Federal income tax of $211.9 million) which is reflected as an addition to capital in excess of par value. In the fourth quarter of 2002, the Company acquired 8.16 million Alliance Units at the aggregate market price of $249.7 million from SCB Inc. and SCB Partners, Inc. under a preexisting agreement (see
      Note 2). Upon completion of this transaction the Company's beneficial ownership in Alliance increased by approximately 3.2%. The Company's consolidated economic interest in Alliance was 42.8% at December 31, 2002, and together with the Holding Company's economic interest in Alliance exceeds 50%.

      AXA, a French holding company for an international group of insurance and related financial services companies, has been the Holding Company's largest shareholder since 1992. In October 2000, the Board of Directors of the Holding Company, acting upon a unanimous recommendation of a special committee of independent directors, approved an agreement with AXA for the acquisition of the approximately 40% of outstanding Holding Company common stock ("Common Stock") it did not already own. Under terms of the agreement, the minority shareholders of the Holding Company received $35.75 in cash and 0.295 of an AXA American Depositary Receipt ("AXA ADR") (before giving effect to AXA's May 2001 four-for-one stock split and related change in ADRs' parity) for each Holding Company share. On January 2, 2001, AXA Merger Corp. ("AXA Merger"), a wholly owned subsidiary of AXA, was merged with and into the Holding Company, resulting in AXA Financial becoming a wholly owned subsidiary of AXA.

2)    SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation and Principles of Consolidation
      -----------------------------------------------------

      The preparation of the accompanying consolidated financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

      The accompanying consolidated financial statements include the accounts of Equitable Life and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally Alliance; and those investment companies, partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest. The Company's investment in DLJ, which was sold in November 2000, was reported on the equity basis of accounting.

      All significant intercompany transactions and balances except those with discontinued operations (see Note 8) have been eliminated in consolidation. The years "2002," "2001" and "2000" refer to the years ended December 31, 2002, 2001 and 2000, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods with the current presentation.

      Closed Block
      ------------

      When it demutualized on July 22, 1992, Equitable Life established a Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for the payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

      Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

      Discontinued Operations
      -----------------------

      In 1991, management discontinued the business of certain pension operations ("Discontinued Operations"). Discontinued Operations at December 31, 2002 principally consists of the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2002 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of invested assets ("Discontinued Operations Investment Assets") held by Discontinued Operations. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations (see Note
      8).

      Accounting Changes
      ------------------

      On January 1, 2002, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations," SFAS No. 142, "Goodwill and Other Intangible Assets," and SFAS No. 144, "Accounting for the Impairment or Disposal of Long-lived Assets". SFAS No. 142 embraced an entirely new approach to accounting for goodwill by eliminating the long-standing requirement for systematic amortization and instead imposing periodic impairment testing to determine whether the fair value of the reporting unit to which the goodwill is ascribed supports its continued recognition. Concurrent with its adoption of SFAS No. 142, the Company ceased to amortize goodwill. Amortization of goodwill and other intangible assets for the years ended December 31, 2001 and 2000, respectively, was approximately $73.4 million and $27.1 million, net of minority interest of $104.7 million and $38.0 million, of which $7.6 million and $1.0 million, net of minority interest of $13.6 million and $1.4 million, related to other intangible assets. Net income, excluding goodwill amortization expense, for the years ended December 31, 2001 and 2000, respectively, would have been $712.8 million and $1,381.6 million. The carrying amount of goodwill was $3,112.2 million and $2,974.5 million, respectively, at December 31, 2002 and at December 31, 2001 and relates solely to the Investment Services segment. No losses resulted from completion in 2002 of transitional and annual impairment testing of goodwill and indefinite-lived intangible assets. Amounts presently estimated to be recorded in each of the succeeding five years ending December 31, 2007 for amortization of other intangible assets are not expected to vary significantly from the amount for the full year December 31, 2002 of $8.6 million, net of minority interest of $12.6 million. The gross carrying amount and accumulated amortization of other intangible assets were $531.7 million and $140.1 million, respectively, at December 31, 2002 and $514.6 million and $118.9 million, respectively, at December 31, 2001. SFAS No. 144, retains many of the fundamental recognition and measurement provisions previously required by SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets to be Disposed of," except for the removal of goodwill from its scope, inclusion of specific guidance on cash flow recoverability testing and the criteria that must be met to classify a long-lived asset as held-for-sale. SFAS No. 141 and No. 144 had no material impact on the results of operations or financial position of the Company upon their adoption on January 1, 2002.


      Effective January 1, 2002, the Company changed its method of accounting for liabilities associated with variable annuity contracts that contain guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") features, to establish reserves for the Company's estimated obligations associated with these features. The method was changed to achieve a better matching of revenues and expenses. The initial impact of adoption as of January 1, 2002 resulted in a charge of $33.1 million for the cumulative effect of this accounting change, net of Federal income taxes of $17.9 million, in the consolidated statements of earnings. Prior to the adoption of this accounting change, benefits under these features were expensed as incurred. The impact of this change was to reduce Earnings from continuing operations in 2002 by $113.0 million, net of Federal income taxes of $61.0 million. The pro-forma effects of retroactive application of this change on 2001 and 2000 results were not material.

      On January 1, 2001, the Company adopted SFAS No. 133, as amended, that established new accounting and reporting standards for all derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. Free-standing derivative instruments maintained by the Company at January 1, 2001 included interest rate caps, floors and collars intended to hedge crediting rates on interest-sensitive individual annuity contracts and certain reinsurance contracts. Based upon guidance from the Financial Accounting Standards Board ("FASB") and the Derivatives Implementation Group ("DIG"), the caps, floors and collars could not be designated in a qualifying hedging relationship under SFAS No. 133 and, consequently, require mark-to-market accounting through earnings for changes in their fair values beginning January 1, 2001. In accordance with the transition provision of SFAS No. 133, the Company recorded a cumulative-effect-type charge to earnings of $3.5 million to recognize the difference between the carrying values and fair values of free-standing derivative instruments at January 1, 2001. With respect to adoption of the requirements on embedded derivatives, the Company elected a January 1, 1999 transition date, thereby effectively "grandfathering" existing accounting for derivatives embedded in hybrid instruments acquired, issued, or substantively modified before that date. As a consequence of this election, coupled with recent interpretive guidance from the FASB and the DIG with respect to issues specifically related to insurance contracts and features, adoption of the new requirements for embedded derivatives had no material impact on the Company's results of operations or its financial position. Upon its adoption of SFAS No. 133, the Company reclassified $256.7 million of held-to-maturity securities as available-for-sale. This reclassification resulted in an after-tax cumulative-effect-type adjustment of $8.9 million in other comprehensive income, representing the after-tax unrealized gain on these securities at January 1, 2001.

      The accounting for the GMIB reinsurance assets that are considered an SFAS No. 133 derivative is discussed in the Policyholders' Account Balances and Future Policy Benefits section of this Note.

      The Company adopted the AICPA's Statement of Position ("SOP") 00-3, which established new accounting and reporting standards for demutualizations, prospectively as of January 1, 2001 with no financial impact upon initial implementation.

      SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," provides the accounting and reporting rules for sales, securitizations, servicing of receivables and other financial assets, for secured borrowings and collateral transactions and extinguishments of liabilities. SFAS No. 140 emphasizes the legal form of the transfer rather than the previous accounting that was based upon the risks and rewards of ownership. SFAS No. 140 was effective for transfers after March 31, 2001 and is principally applied prospectively. Since that March 2001 effective date, no significant transactions were impacted by SFAS No. 140.

      New Accounting Pronouncements
      -----------------------------

      In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities". SFAS No. 146 established financial accounting and reporting standards for costs associated with exit or disposal activities and nullifies Emerging Issues Task Force Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)". SFAS No. 146 requires that a liability for a cost associated with an exit or disposal activity be recognized only when the liability is incurred and measured initially at fair value. However, the cost of termination benefits provided under the terms of an ongoing benefit arrangement, such as a standard severance offering based on years of service, continues to be covered by other accounting pronouncements and is unchanged by SFAS No. 146. SFAS No. 146 is effective for exit and disposal activities initiated after December 31, 2002.

      In November 2002, the FASB issued Interpretation ("FIN") No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others". FIN No. 45 addresses the disclosures made by a guarantor in its interim and annual financial statements about obligations under guarantees. FIN No. 45 also clarifies the requirements related to the recognition of a liability by a guarantor at the inception of a guarantee for the obligations that the guarantor has undertaken in issuing that guarantee. The fair value reporting provisions of FIN No. 45 are to be applied on a prospective basis to guarantees issued or modified after December 31, 2002. The disclosure requirements are effective for financial statements of interim or annual periods ending after December 15, 2002 (see Note 15). The initial recognition and initial measurement provisions are to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002.

      In January 2003, the FASB issued FIN No. 46, "Consolidation of Variable Interest Entities," to address when it is appropriate to consolidate financial interests in any variable interest entity ("VIE"), a new term to define a business structure that either does not have equity investors with voting or other similar rights or has equity investors that do not provide sufficient financial resources to support its activities. For entities with these characteristics, including many formerly known as special purpose entities, FIN 46 imposes a consolidation model that focuses on the relative exposures of the participants to the economic risks and rewards from the assets of the VIE rather than on ownership of its voting interests, if any, to determine whether a parent-subsidiary relationship exists. Under the VIE consolidation model, the party with a majority of the economic risks or rewards associated with a VIE's activities, including those conveyed by derivatives, credit enhancements, and other arrangements, is the "primary beneficiary" and, therefore, is required to consolidate the VIE.

      The consolidation requirements of FIN 46 phase-in beginning in the first quarter of 2003, with immediate application to all new VIEs created after January 31, 2003 and further application to existing VIEs starting in the first interim period beginning after June 15, 2003. However, specific disclosures are required in 2002 year-end financial statements issued subsequent to January 31, 2003 if it is "reasonably possible" that a company will have a significant, but not necessarily consolidated, variable interest in a VIE when the consolidation requirements become effective. At December 31, 2002, the Company identified significant variable interests totaling $123.7 million, representing its participation in seven collateralized debt obligation structures and four investment limited partnerships determined to be VIEs. These variable interests are reflected in the consolidated balance sheets as fixed maturities or other equity investments and, accordingly, are subject to ongoing review for impairments in value deemed to be other than temporary. These variable interests and approximately $24.5 million related funding commitments to the investment limited partnerships, as more fully described in Note 15, represent the Company's maximum exposure to loss from its involvement with these VIEs. The Company has no further economic interests in these VIEs in the form of related guarantees, derivatives or similar instruments and obligations.

      By no later than third quarter 2003, the Company is required by FIN 46 to consolidate those VIEs where it is determined to be the primary beneficiary, which includes consideration of the aggregate variable interests in these VIEs held by related parties. Management's preliminary assessment indicates consolidation is likely to be required for one collateralized debt obligation security and two investment limited partnerships, which comprise $93.5 million of the significant variable interests identified at December 31, 2002. Management believes no material impact on consolidated financial position or reported amounts of consolidated total liabilities would result from consolidation of these VIEs. Similarly, management believes there would be no material impact on consolidated results of operations as the Company's economic interests in these VIEs are accounted for primarily under the equity method.

      The FASB is in the process of considering the application of SFAS No. 133 in situations in which a financial instrument incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the issuer of the instrument. The issue is whether an embedded derivative exists in such instruments, related to the transfer of credit risk that is unrelated to the creditworthiness of the issuer, which must be bifurcated and reported at fair value. This issue may have application to certain insurance and reinsurance contracts, such as modified coinsurance arrangements in which a total return on a specified group of assets is paid to the reinsurer, and group pension participating contracts which credit the contractholder a total return on a specified portfolio of assets. Based on management's understanding of the issues under discussion, this potential accounting change is not expected to have a material impact on the Company's results of operations or financial position upon adoption.

      Investments
      -----------

      The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

      Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

      Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

      Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale.

      Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

      Valuation allowances are netted against the asset categories to which they apply.

      Policy loans are stated at unpaid principal balances.

      Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) are consolidated; those in which the Company does not have control and a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

      Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

      Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

      Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

      All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

      Net Investment Income, Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)
      ---------------------------------------------------------------------

      Net investment income and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset in amounts reflected as interest credited to policyholders' account balances.

      Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

      Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

      Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to Discontinued Operations, Closed Block policyholders dividend obligation, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

      Recognition of Insurance Income and Related Expenses
      ----------------------------------------------------

      Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

      Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

      For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

      Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

      Deferred Policy Acquisition Costs
      ---------------------------------

      Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

      For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

      A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Expected future gross profit assumptions related to Separate Account performance are set by management using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (7.2% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (13.2% net of product weighted average Separate Account fees) and 0% (-1.9% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2002, current projections of future average gross market returns are within the maximum and minimum limitations and assume a reversion to the mean of 9.0% after 2.5 years.

      In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has improved in recent periods.

      Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

      For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2002, the average rate of assumed investment yields, excluding policy loans, was 7.9% grading to 7.3% over 8 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

      For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

      Policyholders' Account Balances and Future Policy Benefits
      ----------------------------------------------------------

      Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      Equitable Life issues certain variable annuity products with a GMDB feature. Equitable Life also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guarantee minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      The GMIB reinsurance contracts are considered derivatives under SFAS No. 133 and, therefore, are required to be reported in the balance sheet at their fair value. GMIB fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

      For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

      For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 2.25% to 8.43% for annuity liabilities.

      Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

      Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $86.0 million and $104.2 million at December 31, 2002 and 2001, respectively. At December 31, 2002 and 2001, respectively, $1,088.9 million and $1,101.8 million of DI reserves and associated liabilities were ceded through an indemnity reinsurance agreement principally with a single reinsurer (see Note 12). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Incurred benefits related to current year..........  $        36.6       $       44.0       $       56.1
        Incurred benefits related to prior years...........           (6.3)             (10.6)              15.0
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $        30.3       $       33.4       $       71.1
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        11.5       $       10.7       $       14.8
        Benefits paid related to prior years...............           37.2               38.8              106.0
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $        48.7       $       49.5       $      120.8
                                                            =================   ================   =================


      Policyholders' Dividends
      ------------------------

      The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

      At December 31, 2002, participating policies, including those in the Closed Block, represent approximately 19.4% ($36.5 billion) of directly written life insurance in-force, net of amounts ceded.

      Separate Accounts
      -----------------

      Generally, Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

      The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2002, 2001 and 2000, investment results of such Separate Accounts were (losses) gains of $(4,740.7) million, $(2,214.4) million and $8,051.7 million, respectively.

      Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

      Recognition of Investment Management Revenues and Related Expenses
      ------------------------------------------------------------------

      Commissions, fees and other income principally include investment management advisory and service fees. Investment management advisory and service fees are recorded as revenue as the related services are performed; they include brokerage transactions charges of Sanford C. Bernstein & Co., LLC ("SCB LLC"), a wholly owned subsidiary of Alliance, for substantially all private client transactions and certain institutional investment management client transactions. Certain investment advisory contracts provide for a performance fee, in addition to or in lieu of a base fee, that is calculated as a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance fees are recorded as revenue at the end of the measurement period. Transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

      Institutional research services revenue consists of brokerage transaction charges and underwriting syndicate revenues related to services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Syndicate participation and underwriting revenues include gains, losses and fees, net of syndicate expenses, arising from securities offerings in which SCB LLC acts as an underwriter or agent. Syndicate participation and underwriting revenues are recorded on the offering date.

      Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end Alliance mutual funds sold without a front-end sales charge are capitalized and amortized over periods not exceeding five and one-half years, the period of time during which deferred sales commissions are expected to be recovered from distribution plan payments received from those funds and from contingent deferred sales charges ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC reduces unamortized deferred sales commissions when received. At December 31, 2002 and 2001, respectively, deferred sales commissions totaled $500.9 million and $648.2 million and are included within Other assets.

      Impairment of the deferred sales commission asset is evaluated quarterly, or when a significant decrease in the estimated fair value of the asset occurs, by comparing the undiscounted cash flows estimated by Alliance's management to be realized from this asset to its recorded amount. If the estimated undiscounted cash flows are less that the recorded amount and if Alliance's management estimates that the recorded amount is not fully recoverable, an impairment loss is recognized for the difference between the recorded amount and the estimated fair value of the asset. Cash flows consist of ongoing distribution fees and CDSC. Distribution fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the values of back-end load shares redeemed and, generally, the length of time the shares have been held.

      Other Accounting Policies
      -------------------------

      In accordance with regulations of the Securities and Exchange Commission ("SEC"), securities with a fair value of $1.17 billion have been segregated in a special reserve bank custody account at December 31, 2002 for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 under the Securities Exchange Act of 1934, as amended.

      Intangible assets include costs assigned to contracts of businesses acquired. These costs continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

      Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

      The Holding Company and its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

      Minority interest subject to redemption rights represents the remaining
      32.6 million private Alliance Units issued to former Bernstein shareholders in connection with Alliance's acquisition of Bernstein. The Holding Company agreed to provide liquidity to these former Bernstein shareholders after a two-year lock-out period which ended October 2002. The Company acquired 8.16 million of the former Bernstein shareholders' Units in 2002. The outstanding 32.6 million Alliance Units may be sold to the Holding Company at the prevailing market price over the remaining seven years ending in 2009. Generally not more than 20% of the original Units issued to the former Bernstein shareholders may be put to the Holding Company in any one annual period.

      The Company accounts for its stock option plans in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 21 for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

 3)   INVESTMENTS

      The following tables provide additional information relating to fixed maturities and equity securities:

                                                                        GROSS               GROSS
                                                   AMORTIZED          UNREALIZED         UNREALIZED          ESTIMATED
                                                      COST              GAINS              LOSSES            FAIR VALUE
                                                -----------------  -----------------   ----------------   -----------------
                                                                              (IN MILLIONS)
        DECEMBER 31, 2002
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    20,084.0      $     1,491.0       $      269.0       $    21,306.0
            Mortgage-backed....................        2,419.2               99.2                -               2,518.4
            U.S. Treasury, government and
              agency securities................          895.5               84.1                -                 979.6
            States and political subdivisions..          197.6               17.9                -                 215.5
            Foreign governments................          231.8               37.4                 .8               268.4
            Redeemable preferred stock.........          923.7               71.4                4.1               991.0
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    24,751.8      $     1,801.0       $      273.9       $    26,278.9
                                                =================  =================   ================   =================

        Equity Securities:
          Available for sale...................  $        37.6      $         2.0       $        3.4       $        36.2
          Trading securities...................            3.3                 .8                3.0                 1.1
                                                -----------------  -----------------   ----------------   -----------------
        Total Equity Securities................  $        40.9      $         2.8       $        6.4       $        37.3
                                                =================  =================   ================   =================


        December 31, 2001
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    18,582.9      $       663.5       $      291.7       $    18,954.7
            Mortgage-backed....................        2,428.7               39.1                5.5             2,462.3
            U.S. Treasury, government and
              agency securities................        1,113.5               62.3                1.5             1,174.3
            States and political subdivisions..          138.9                6.8                1.3               144.4
            Foreign governments................          143.1               15.6                1.0               157.7
            Redeemable preferred stock.........          379.6               16.5               23.6               372.5
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    22,786.7      $       803.8       $      324.6       $    23,265.9
                                                =================  =================   ================   =================


        Equity Securities:
          Available for sale...................  $        54.9      $         5.8       $        1.6       $        59.1
          Trading securities...................            4.9                 .9                3.4                 2.4
                                                -----------------  -----------------   ----------------   -----------------
        Total Equity Securities................  $        59.8      $         6.7       $        5.0       $        61.5
                                                =================  =================   ================   =================


      For publicly-traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2002 and 2001, securities without a readily ascertainable market value having an amortized cost of $4,899.8 million and $5,368.3 million, respectively, had estimated fair values of $5,137.2 million and $5,453.8 million, respectively.

      The contractual maturity of bonds at December 31, 2002 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                                ------------------------------------
                                                                                   AMORTIZED          ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Due in one year or less................................................  $      612.4       $      612.1
        Due in years two through five..........................................       5,239.9            5,527.7
        Due in years six through ten...........................................       8,630.1            9,268.1
        Due after ten years....................................................       6,926.5            7,361.6
        Mortgage-backed securities.............................................       2,419.2            2,518.4
                                                                                ----------------   -----------------
        Total..................................................................  $   23,828.1       $   25,287.9
                                                                                ================   =================

      Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

      The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2002, approximately 6.9% of the $23,828.1 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

      At December 31, 2002, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $132.4 million.

      The Insurance Group holds equity in limited partnership interests which primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2002 and 2001 were $674.8 million and $695.2 million, respectively.

      The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $75.3 million and $31.5 million at December 31, 2002 and 2001, respectively. Gross interest income on these loans included in net investment income aggregated $5.3 million, $3.2 million and $9.7 million in 2002, 2001 and 2000, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $6.8 million, $4.2 million and $11.0 million in 2002, 2001 and 2000, respectively.

      Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2002                 2001
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)

        Impaired mortgage loans with investment valuation allowances.......  $        111.8       $        114.2
        Impaired mortgage loans without investment valuation allowances....            20.4                 30.7
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................           132.2                144.9
        Investment valuation allowances....................................           (23.4)               (19.3)
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $        108.8       $        125.6
                                                                            ===================  ===================

      During 2002, 2001 and 2000, respectively, the Company's average recorded investment in impaired mortgage loans was $138.1 million, $141.7 million and $169.8 million. Interest income recognized on these impaired mortgage loans totaled $10.0 million, $7.2 million and $12.4 million for 2002, 2001 and 2000, respectively.

      Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2002 and 2001, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $91.1 million and $95.8 million.

      The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2002 and 2001, the carrying value of equity real estate held for sale amounted to $107.7 million and $216.6 million, respectively. For 2002, 2001 and 2000, respectively, real estate of $5.6 million, $64.8 million and $21.6 million was acquired in satisfaction of debt. At December 31, 2002 and 2001, the Company owned $268.8 million and $376.5 million, respectively, of real estate acquired in satisfaction of debt of which $2.7 million and $11.1 million, respectively, are held as real estate joint ventures.

      Accumulated depreciation on real estate was $163.6 million and $160.3 million at December 31, 2002 and 2001, respectively. Depreciation expense on real estate totaled $18.0 million, $16.1 million and $21.7 million for 2002, 2001 and 2000, respectively.

      Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balances, beginning of year........................  $        87.6       $      126.2       $      177.9
        Additions charged to income........................           32.5               40.0               68.2
        Deductions for writedowns and
          asset dispositions...............................          (65.1)             (78.6)            (119.9)
                                                            -----------------   ----------------   -----------------
        Balances, End of Year..............................  $        55.0       $       87.6       $      126.2
                                                            =================   ================   =================

        Balances, end of year comprise:
          Mortgage loans on real estate....................  $        23.4       $       19.3       $       50.5
          Equity real estate...............................           31.6               68.3               75.7
                                                            -----------------   ----------------   -----------------
        Total..............................................  $        55.0       $       87.6       $      126.2
                                                            =================   ================   =================

4)    EQUITY METHOD INVESTMENTS

      Included in equity real estate or other equity investments, as appropriate, is the Company's interest in real estate joint ventures, limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $801.6 million and $883.9 million, respectively, at December 31, 2002 and 2001. The Company's total equity in net (losses) earnings for these real estate joint ventures and limited partnership interests was $(14.9) million, $(111.1) million and $180.3 million, respectively, for 2002, 2001 and 2002.

      Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (7 and 10 individual ventures at December 31, 2002 and 2001, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $       550.0      $       570.5
        Investments in securities, generally at estimated fair value...........          237.5              255.7
        Cash and cash equivalents..............................................           27.9               23.7
        Other assets...........................................................           32.2               39.4
                                                                                ----------------   -----------------
        Total Assets...........................................................  $       847.6      $       889.3
                                                                                ================   =================

        Borrowed funds - third party...........................................  $       264.7      $       269.6
        Other liabilities......................................................           19.2               20.3
                                                                                ----------------   -----------------
        Total liabilities......................................................          283.9              289.9
                                                                                ----------------   -----------------

        Partners' capital......................................................          563.7              599.4
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $       847.6      $       889.3
                                                                                ================   =================

        The Company's Carrying Value in These Entities Included Above..........  $       172.3      $       188.2
                                                                                ================   =================

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............  $        98.4       $       95.6       $      147.6
        Net (losses) revenues of
          other limited partnership interests..............          (23.2)              29.8               16.5
        Interest expense - third party.....................          (19.8)             (11.5)             (17.0)
        Interest expense - the Company.....................            -                  (.7)              (2.0)
        Other expenses.....................................          (59.3)             (58.2)             (88.0)
                                                            -----------------   ----------------   -----------------
        Net (Losses) Earnings..............................  $        (3.9)      $       55.0       $       57.1
                                                            =================   ================   =================

        The Company's Equity in Net Earnings of These
          Entities Included Above..........................  $        12.8       $       13.2       $       17.8
                                                            =================   ================   =================

5)    NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

      The sources of net investment income follows:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $     1,755.4       $    1,662.4       $    1,764.8
        Mortgage loans on real estate......................          314.8              361.6              387.1
        Equity real estate.................................          153.7              166.2              207.2
        Other equity investments...........................          (45.4)             (53.6)             135.3
        Policy loans.......................................          269.4              268.2              258.3
        Other investment income............................          114.1              216.6              208.1
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................        2,562.0            2,621.4            2,960.8

          Investment expenses..............................         (184.8)            (217.1)            (208.9)
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $     2,377.2       $    2,404.3       $    2,751.9
                                                            =================   ================   =================

      Investment (losses) gains including changes in the valuation allowances follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $      (374.3)      $     (225.2)      $     (795.0)
        Mortgage loans on real estate......................            3.7              (11.4)             (18.0)
        Equity real estate.................................          101.5               34.5                1.6
        Other equity investments...........................            3.3              (13.0)             (23.4)
        Issuance and sales of Alliance Units...............             .5               (2.3)               3.9
        Issuance and sales of DLJ common stock.............            -                  -                 38.8
        Other..............................................          (13.2)              10.1                 .3
                                                            -----------------   ----------------   -----------------
          Investment Losses, Net...........................  $      (278.5)      $     (207.3)      $     (791.8)
                                                            =================   ================   =================


      Writedowns of fixed maturities amounted to $312.8 million, $287.5 million and $635.5 million for 2002, 2001 and 2000, respectively, including $499.2 million in fourth quarter 2000. Writedowns of mortgage loans on real estate and equity real estate amounted to $5.5 million and $5.8 million, respectively, for 2002.

      For 2002, 2001 and 2000, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $7,176.3 million, $7,372.3 million and $7,685.5 million. Gross gains of $108.4 million, $156.2 million and $79.7 million and gross losses of $172.9 million, $115.9 million and $220.9 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2002, 2001 and 2000 amounted to $1,047.8 million, $429.5 million and $954.5 million, respectively.

      In conjunction with the sale of DLJ in 2000, the Company received 11.4 million shares in Credit Suisse Group ("CSG") common stock, 2.8 million shares of which were immediately repurchased by CSG at closing. The CSG shares were designated as trading account securities. The $1.56 billion carrying value of CSG shares that were held by the Company at December 31, 2000 were sold in January 2001. Net investment income included realized gains of $27.1 million in 2001 and included unrealized holding losses of $43.3 million in 2000 on the CSG shares.

      In 2002, 2001 and 2000, respectively, net unrealized holding gains (losses) on trading account equity securities of $.5 million, $25.0 million, and $(42.2) million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $1.1 million and $2.4 million and costs of $3.3 million and $4.9 million at December 31, 2002 and 2001, respectively.

      For 2002, 2001 and 2000, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $92.1 million, $96.7 million and $110.6 million, respectively.

      Net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years, including Discontinued Operations on a line-by-line basis, follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance, beginning of year.........................  $       215.5       $       12.9       $     (392.8)
        Changes in unrealized investment (losses) gains....        1,049.9              436.0              979.7
        Changes in unrealized investment losses(gains)
          attributable to:
            Participating group annuity contracts,
              Closed Block policyholder dividend
              obligation and other.........................         (157.3)             (48.6)             (18.3)
            DAC............................................         (174.1)             (71.6)            (262.1)
            Deferred Federal income taxes..................         (252.9)            (113.2)            (293.6)
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       681.1       $      215.5       $       12.9
                                                            =================   ================   =================

        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities...............................  $     1,572.0       $      496.0       $       65.9
            Other equity investments.......................           (1.5)               4.3               (2.3)
            Other..........................................          (22.2)              (1.9)              (1.2)
                                                            -----------------   ----------------   -----------------
              Total........................................        1,548.3              498.4               62.4
          Amounts of unrealized investment (losses) gains
            attributable to:
              Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.......................         (221.2)             (63.9)             (15.3)
              DAC..........................................         (274.0)             (99.9)             (28.3)
              Deferred Federal income taxes................         (372.0)            (119.1)              (5.9)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       681.1       $      215.5       $       12.9
                                                            =================   ================   =================

      Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

 6)   ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

      Accumulated other comprehensive income (loss) represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Unrealized gains on investments....................  $       681.1       $      215.5       $       12.9
        Minimum pension liability..........................            -                  (.1)               (.1)
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive Income.............................  $       681.1       $      215.4       $       12.8
                                                            =================   ================   =================

      The components of other comprehensive income (loss) for the past three years follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net unrealized gains (losses) on investments:
          Net unrealized gains arising during
            the period.....................................  $     1,008.9       $      525.2       $      191.0
          Losses (gains) reclassified into net earnings
            during the period..............................           41.0              (89.2)             788.7
                                                            -----------------   ----------------   -----------------
        Net unrealized gains on investments................        1,049.9              436.0              979.7
        Adjustments for policyholders liabilities,
            DAC and deferred Federal income taxes..........         (584.3)            (233.4)            (574.0)
                                                             ----------------   -----------------   -----------------

        Change in unrealized gains, net of
            adjustments....................................          465.6              202.6              405.7
        Change in minimum pension liability................             .1                -                  -
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Income...................  $       465.7       $      202.6       $      405.7
                                                            =================   ================   =================


 7)   CLOSED BLOCK

      The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block which would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

      If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

      Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

      Summarized financial information for the Closed Block is as follows:

                                                                                DECEMBER 31,         December 31,
                                                                                    2002                 2001
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

       CLOSED BLOCK LIABILITIES:
       Future policy benefits, policyholders' account balances
         and other..........................................................   $     8,997.3        $     9,002.8
       Policyholder dividend obligation.....................................           213.3                 47.1
       Other liabilities....................................................            97.6                 53.6
                                                                               -----------------    -----------------
       Total Closed Block liabilities.......................................         9,308.2              9,103.5
                                                                               -----------------    -----------------

       ASSETS DESIGNATED TO THE CLOSED BLOCK:
       Fixed maturities, available for sale, at estimated fair value
         (amortized cost of $4,794.0 and $4,600.4)..........................         5,098.4              4,705.7
       Mortgage loans on real estate........................................         1,456.0              1,514.4
       Policy loans.........................................................         1,449.9              1,504.4
       Cash and other invested assets.......................................           141.9                141.0
       Other assets.........................................................           219.9                214.7
                                                                               -----------------    -----------------
       Total assets designated to the Closed Block..........................         8,366.1              8,080.2
                                                                               -----------------    -----------------


       Excess of Closed Block liabilities over assets designated to
         the Closed Block...................................................           942.1              1,023.3
       Amounts included in accumulated other comprehensive income:
         Net unrealized investment gains, net of deferred Federal income
         tax of $31.8 and $20.4 and policyholder dividend obligation......              59.1                 37.8
                                                                               -----------------    -----------------


       Maximum Future Earnings To Be Recognized From Closed Block
         Assets and Liabilities.............................................   $     1,001.2        $     1,061.1
                                                                               =================    =================

      Closed Block revenues and expenses were as follows:

                                                                  2002               2001                 2000
                                                             ----------------   ----------------   --------------------
                                                                                   (IN MILLIONS)


      REVENUES:
      Premiums and other income............................   $      543.8       $      571.5       $       594.7
      Investment income (net of investment
        expenses of $5.4, $3.0, and $8.1)..................          582.4              583.5               578.7
      Investment losses, net...............................          (47.0)             (42.3)              (35.8)
                                                             ----------------   ----------------   --------------------
      Total revenues.......................................        1,079.2            1,112.7             1,137.6
                                                             ----------------   ----------------   --------------------

      BENEFITS AND OTHER DEDUCTIONS:
      Policyholders' benefits and dividends................          980.2            1,009.3             1,025.2
      Other operating costs and expenses...................            4.4                4.7                 5.2
                                                             ----------------   ----------------   --------------------
      Total benefits and other deductions..................          984.6            1,014.0             1,030.4
                                                             ----------------   ----------------   --------------------

      Net revenues before Federal income taxes.............           94.6               98.7               107.2
      Federal income taxes.................................          (34.7)             (36.2)              (38.2)
                                                             ----------------   ----------------   --------------------
      Net Revenues.........................................   $       59.9       $       62.5       $        69.0
                                                             ================   ================   ====================

      Reconciliation of the policyholder dividend obligation is as follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

      Balance at beginning of year...........................................  $        47.1      $         -
      Unrealized investment gains (losses)...................................          166.2               47.1
                                                                              ----------------   -----------------
      Balance at end of year ................................................  $       213.3      $        47.1
                                                                                ================   =================

      Impaired mortgage loans along with the related investment valuation allowances follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

      Impaired mortgage loans with investment valuation allowances...........  $        18.6      $        26.7
      Impaired mortgage loans without investment valuation allowances........             .9                6.5
                                                                              ----------------   -----------------
      Recorded investment in impaired mortgages..............................           19.5               33.2
      Investment valuation allowances........................................           (4.0)              (5.8)
                                                                              ----------------   -----------------
      Net Impaired Mortgage Loans............................................  $        15.5      $        27.4
                                                                                ================   =================


      During 2002, 2001 and 2000, the Closed Block's average recorded investment in impaired mortgage loans was $26.0 million, $30.8 million and $31.0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $2.1 million, $1.2 million and $2.0 million for 2002, 2001 and 2000, respectively.

      Valuation allowances amounted to $3.9 million and $5.7 million on mortgage loans on real estate and $.1 million and $9.8 million on equity real estate at December 31, 2002 and 2001, respectively. Writedowns of fixed maturities amounted to $40.0 million, $30.8 million and $27.7 million for 2002, 2001 and 2000, respectively, including $23.3 million in fourth quarter 2001.

8)    DISCONTINUED OPERATIONS

      Summarized financial information for Discontinued Operations follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2002                 2001
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $677.8 and $542.9).............................   $      722.7         $      559.6
        Equity real estate..................................................          203.7                252.0
        Mortgage loans on real estate.......................................           87.5                160.3
        Other equity investments............................................            9.4                 22.3
        Other invested assets...............................................             .2                   .4
                                                                              -----------------    -----------------
          Total investments.................................................        1,023.5                994.6
        Cash and cash equivalents...........................................           31.0                 41.1
        Other assets........................................................          126.5                152.6
                                                                              -----------------    -----------------
        Total Assets........................................................   $    1,181.0         $    1,188.3
                                                                              =================    =================

        Policyholders liabilities...........................................   $      909.5         $      932.9
        Allowance for future losses.........................................          164.6                139.9
        Other liabilities...................................................          106.9                115.5
                                                                              -----------------    -----------------
        Total Liabilities...................................................   $    1,181.0         $    1,188.3
                                                                              =================    =================

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $18.1, $25.3 and $37.0).............   $        69.7       $       91.6       $      102.2
        Investment gains (losses), net....................            34.2               33.6               (6.6)
        Policy fees, premiums and other income............              .2                 .2                 .7
                                                            -----------------   ----------------   -----------------
        Total revenues....................................           104.1              125.4               96.3

        Benefits and other deductions.....................            98.7              100.7              106.9
        Earnings credited (losses charged) to allowance
          for future losses...............................             5.4               24.7              (10.6)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations......................             -                  -                  -
        Pre-tax earnings from releasing the allowance
          for future losses...............................             8.7               46.1               90.2
        Federal income tax expense........................            (3.1)              (2.2)             (31.6)
                                                            -----------------   ----------------   -----------------
        Earnings from Discontinued Operations.............   $         5.6       $       43.9       $       58.6
                                                            =================   ================   =================

      The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

      Valuation allowances of $4.9 million and $4.8 million on mortgage loans on real estate and $0 million and $5.0 million on equity real estate were held at December 31, 2002 and 2001, respectively. During 2002, 2001 and 2000, discontinued operations' average recorded investment in impaired mortgage loans was $25.3 million, $32.2 million and $11.3 million, respectively. Interest income recognized on these impaired mortgage loans totaled $2.5 million, $2.5 million and $.9 million for 2002, 2001 and 2000, respectively.

      In 2001, Federal Income tax expense for discontinued operations reflected a $13.8 million reduction in taxes due to settlement of open tax years.

9)    VARIABLE ANNUITY CONTRACTS - GMDB AND GMIB

      Equitable Life issues certain variable annuity contracts with GMDB and GMIB features that guarantee either:

          a) Return of Premium: the benefit is the greater of current account value and premiums paid (adjusted for withdrawals),

          b) Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), and the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals), or

          c) Roll-Up: the benefit is the greater of current account value and premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages,

          d) Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

      The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities in 2002:

                                                                  GMDB               GMIB               TOTAL
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance at January 1, 2002.........................  $        43.0       $       15.0       $       58.0
          Paid guarantee benefits..........................          (65.0)               -                (65.0)
          Other changes in reserve.........................          150.4              102.5              252.9
                                                            -----------------   ----------------   -----------------
        Balance at December 31, 2002.......................  $       128.4       $      117.5       $      245.9
                                                            =================   ================   =================


      Related GMDB reinsurance ceded amounts were:


                                                                    GMDB
                                                            --------------------
                                                                (IN MILLIONS)

        Balance at January 1, 2002.........................  $         7.0
          Paid guarantee benefits ceded....................          (14.5)
          Other changes in reserve.........................           29.0
                                                            --------------------
        Balance at December 31, 2002.......................  $        21.5
                                                            ====================

      The GMIB reinsurance contracts are considered derivatives and are reported at fair value (see Note 12).

      At December 31, 2002 the Company had the following variable contracts with guarantees. Note that the Company's variable contracts with GMDB guarantees may also offer GMIB guarantees in each contract, therefore, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                  RETURN
                                                    OF
                                                 PREMIUM         RATCHET        ROLL-UP         COMBO            TOTAL
                                               -------------  -------------- --------------  -------------  --------------
                                                                     (DOLLARS IN MILLIONS)
        GMDB:
          Account value (1)................    $  21,052      $    3,991      $    6,030     $   1,488      $   32,561
          Net amount at risk, gross........    $   5,609      $    1,724      $    3,036     $       44     $   10,413
          Net amount at risk, net of
            amounts reinsured..............    $   5,602      $    1,187      $    1,897     $       44     $    8,730
          Average attained age of
            contractholders................         50.0            58.9            61.0           59.6           51.7
          Percentage of contractholders
            over age 70....................          7.0%           19.8%           24.3%          20.4%           9.5%
          Range of guaranteed minimum
            return rates..................           N/A             N/A             3-6%           3-6%           N/A

        GMIB:
          Account value (2)................          N/A             N/A      $    4,782     $    2,042      $   6,824
          Net amount at risk, gross........          N/A             N/A      $    1,112     $       10      $   1,122
          Net amount at risk, net of
            amounts reinsured..............          N/A             N/A      $      308     $        5      $     313
          Weighted average years remaining
            until annuitization ...........          N/A             N/A             5.0           10.2            5.0
          Range of guaranteed minimum
            return rates..................           N/A             N/A             3-6%           3-6%           3-6%


      (1) Included General Account balances of $10,141 million, $96 million, $129 million and $257 million, respectively, for a total of
           $10,623 million.
      (2) Included General Account balances of $20 million and $356 million, respectively, for a total of $376 million.

      For contracts in the event of death, the net amount at risk is defined as the amount by which the GMDB benefits exceed related account values.

      For contracts at annuitization, the net amount at risk is defined as the amount by which the GMIB benefit bases exceed related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates.

10)   SHORT-TERM AND LONG-TERM DEBT

      Short-term and long-term debt consists of the following:

                                                                                        DECEMBER 31,
                                                                            --------------------------------------
                                                                                  2002                 2001
                                                                            -----------------    -----------------
                                                                                        (IN MILLIONS)

      Short-term debt......................................................  $       22.0         $      223.1
                                                                            -----------------    -----------------
      Long-term debt:
      Equitable Life:
        Surplus notes, 6.95%, due 2005.....................................         399.8                399.7
        Surplus notes, 7.70%, due 2015.....................................         199.7                199.7
        Other..............................................................           -                     .2
                                                                            -----------------    -----------------
            Total Equitable Life...........................................         599.5                599.6
                                                                            -----------------    -----------------
      Alliance:
        Senior Notes, 5.625%, due 2006.....................................         398.4                398.0
        Other..............................................................           6.5                  6.5
                                                                            -----------------    -----------------
            Total Alliance.................................................         404.9                404.5
                                                                            -----------------    -----------------
      Wholly Owned and Joint Venture Real Estate:
        Mortgage notes, 3.09% due through 2017.............................         248.3                248.3
                                                                            -----------------    -----------------
      Total long-term debt.................................................       1,252.7              1,252.4
                                                                            -----------------    -----------------

      Total Short-term and Long-term Debt..................................  $    1,274.7         $    1,475.5
                                                                              =================    =================

      Short-term Debt
      ---------------

      Equitable Life has a $350.0 million five year bank credit facility. The interest rates are based on external indices dependent on the type of borrowing ranging from 1.60% to 4.25%. There were no amounts outstanding under this credit facility at December 31, 2002.

      Equitable Life has a commercial paper program with an issue limit of $500.0 million. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's $350.0 million bank credit facility. At December 31, 2002, there were no amounts outstanding under this program.

      Since 1998, Alliance has had a $425.0 million commercial paper program. In September 2002, Alliance entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders that replaced three previously existing credit facilities aggregating $875.0 million. Of the $800.0 million total, $425.0 million is intended to provided back-up liquidity for Alliance's commercial paper program, with the balance available for general purposes, including capital expenditures and funding the payments of sales commissions to financial intermediaries. The interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal funds rate. The credit facility also provides for a facility fee payable on the total facility. In addition, a utilization rate fee is payable in the event the average aggregate daily outstanding balance exceeds $400.0 million for each calendar quarter. The revolving credit facility contains covenants that, among other things, require Alliance to meet certain financial ratios. Alliance was in compliance with the covenants at December 31, 2002. At December 31, 2002, Alliance had commercial paper outstanding totaling $22.0 million at an effective interest rate of 1.3%; there were no borrowings outstanding under Alliance's revolving credit facilities.

      Since December 1999, Alliance has maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to its $425.0 million commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support. At December 31, 2002, there were no borrowings outstanding under the ECN program.

      Long-term Debt
      --------------

      Certain of the long-term debt agreements, principally mortgage notes, have restrictive covenants related to the total amount of debt, net tangible assets and other matters. At December 31, 2002, the Company was in compliance with all debt covenants.

      At December 31, 2002 and 2001, respectively, the Company has pledged real estate of $322.9 million and $314.5 million as collateral for certain long-term debt.

      At December 31, 2002, aggregate maturities of the long-term debt based on required principal payments at maturity was $248.3 million for 2003, $0.0 for 2004, $400.0 million for 2005, $406.5 million for 2006, $0.0 million for 2007 and $200.0 million thereafter.

      In August 2001, Alliance issued $400.0 million 5.625% notes in a public offering. Alliance may issue up to $600.0 million in senior debt securities. The Alliance notes mature in 2006 and are redeemable at any time. The proceeds from the Alliance notes were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes.

11)   FEDERAL INCOME TAXES

      A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Federal income tax expense (benefit):
          Current..........................................  $      (400.0)      $      (38.2)      $      820.6
          Deferred.........................................          450.9              354.4              137.7
                                                            -----------------   ----------------   -----------------
        Total..............................................  $        50.9       $      316.2       $      958.3
                                                            =================   ================   =================

      The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Expected Federal income tax expense................  $       360.0       $      452.5       $      904.9
        Minority interest..................................         (128.3)            (126.9)            (117.9)
        Separate Account investment activity...............         (159.3)               -                  -
        Non deductible stock option
           compensation expense............................            -                  -                 34.4
        Subsidiary gains...................................            -                  -                161.4
        Adjustment of tax audit reserves...................          (34.2)             (28.2)              17.9
        Equity in unconsolidated subsidiaries..............            -                  -                (48.7)
        Other..............................................           12.7               18.8                6.3
                                                            -----------------   ----------------   -----------------
        Federal Income Tax Expense.........................  $        50.9       $      316.2       $      958.3
                                                            =================   ================   =================

      The components of the net deferred Federal income taxes are as follows:

                                                       DECEMBER 31, 2002                  December 31, 2001
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Compensation and related benefits......  $       -        $      221.2      $        -        $      92.0
        Other..................................          -                 7.7               -                 .1
        DAC, reserves and reinsurance..........          -             1,273.1               -            1,020.1
        Investments............................          -               579.9               -              333.3
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $       -        $    2,081.9      $        -        $   1,445.5
                                                ===============  ================  ===============   ===============

      The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and their tax effects follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        DAC, reserves and reinsurance......................  $       270.9       $      291.7       $      403.3
        Investments........................................           (6.2)              42.1             (140.7)
        Compensation and related benefits..................          178.7               15.7              (96.4)
        Other..............................................            7.5                4.9              (28.5)
                                                            -----------------   ----------------   -----------------
        Deferred Federal Income Tax Expense................  $       450.9       $      354.4       $      137.7
                                                            =================   ================   =================

      In 2002, the Company recorded a $144.3 million benefit resulting from the favorable treatment of certain tax matters related to Separate Account investment activity arising during the 1997-2001 tax years and a settlement with the Internal Revenue Service (the "IRS") with respect to such tax matters for the 1992-1996 tax years.

      The IRS commenced in January 2003 an examination of AXA Financial's consolidated Federal income tax returns for the years 1997 through 2001. Management believes this audit will have no material adverse effect on the Company's consolidated results of operations.

12)   REINSURANCE AGREEMENTS

      The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

      The effect of reinsurance (excluding group life and health) is summarized as follows:


                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Direct premiums....................................  $       954.6       $      990.0       $    1,103.8
        Reinsurance assumed................................          181.4              203.0              194.2
        Reinsurance ceded..................................         (190.8)            (173.1)            (123.0)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       945.2       $    1,019.9       $    1,175.0
                                                            =================   ================   =================

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $        96.6       $       86.9       $       92.1
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $       346.3       $      370.3       $      239.2
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        54.6       $       50.4       $       46.5
                                                            =================   ================   =================

      Since 1997, the Company reinsures on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. The Company's retention limit on joint survivorship policies is $15.0 million and $5.0 million on single life polices. Substantially all other in-force business above $5.0 million is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

      At December 31, 2002, Equitable Life had reinsured in the aggregate approximately 16.0% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 72.0% of its current liability exposure resulting from the GMIB feature.

      During July 2000, Equitable Life transferred, at no gain or loss, all the risk of its directly written DI business for years 1993 and prior through an indemnity reinsurance contract. The cost of the arrangement will be amortized over the expected lives of the contracts reinsured and will not have a significant impact on the results of operations in any specific period.

      At December 31, 2002 and 2001, respectively, reinsurance recoverables related to insurance contracts amounted to $2,351.7 million and $2,237.0 million, of which $1,049.2 million and $1,060.4 million relates to one specific reinsurer. Reinsurance payables related to insurance contracts amounting to $867.5 million and $798.5 million are included in Other liabilities in the consolidated balance sheets.

      Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, which are considered derivatives under SFAS No. 133, at December 31, 2002 and 2001 were $120.0 million and zero, respectively. The increase in estimated fair value of $120.0 million for the year ended December 31, 2002 was due primarily to significant equity market declines during 2002.

      The Insurance Group cedes 100% of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $410.9 million and $444.2 million at December 31, 2002 and 2001, respectively.

      In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life and annuity reinsurance from professional reinsurers. The Insurance Group also assumes accident, health, aviation and space risks by participating in various reinsurance pools. Reinsurance assumed reserves at December 31, 2002 and 2001 were $570.7 million and $540.2 million, respectively.


13)   EMPLOYEE BENEFIT PLANS

      The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company made cash contributions in 2002 to the qualified plans totaling $348.1 million.

      Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

      Components of net periodic pension credit follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)

        Service cost.......................................  $        32.1       $       32.1       $       29.5
        Interest cost on projected benefit obligations.....          125.3              128.8              124.2
        Expected return on assets..........................         (181.8)            (218.7)            (223.2)
        Net amortization and deferrals.....................            6.4                 .1                (.6)
                                                            -----------------   ----------------   ------------------
        Net Periodic Pension Credit........................  $       (18.0)      $      (57.7)      $      (70.1)
                                                            =================   ================   ==================

      The projected benefit obligations under the pension plans were comprised of:


                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Benefit obligations, beginning of year.................................  $    1,812.3       $    1,712.6
        Service cost...........................................................          27.1               27.1
        Interest cost..........................................................         125.3              128.8
        Actuarial losses (gains)...............................................          42.5               64.4
        Benefits paid..........................................................        (123.3)            (120.6)
                                                                                ----------------   -----------------
        Benefit Obligation, End of Year........................................  $    1,883.9       $    1,812.3
                                                                                ================   =================

        The funded status of the pension plans was as follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Plan assets at fair value, beginning of year...........................  $    1,845.3       $    2,119.4
        Actual return on plan assets...........................................        (278.2)            (148.0)
        Contributions..........................................................         348.1                -
        Benefits paid and fees.................................................        (129.8)            (126.1)
                                                                                ----------------   -----------------
        Plan assets at fair value, end of year.................................       1,785.4            1,845.3
        Projected benefit obligations..........................................       1,883.9            1,812.3
                                                                                ----------------   -----------------
        Excess of plan assets over projected benefit obligations...............         (98.5)              33.0
        Unrecognized prior service cost........................................         (40.0)             (46.3)
        Unrecognized net loss (gain) from past experience different
          from that assumed....................................................       1,033.9              550.1
        Unrecognized net asset at transition...................................          (1.5)              (1.6)
                                                                                ----------------   -----------------
        Prepaid Pension Cost, Net..............................................  $      893.9       $      535.2
                                                                                ================   =================


      The accrued liability for pension plans with projected benefit obligations in excess of plan assets was $19.1 million and $16.7 million at December 31, 2002 and 2001, respectively. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $60.9 million and $24.2 million, respectively, at December 31, 2002 and $49.7 million and $28.7 million, respectively, at December 31, 2001.

      The pension plan assets include corporate and government debt securities, equity securities, equity real estate and shares of group trusts managed by Alliance. The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 6.75% and 7.26%, respectively, at December 31, 2002 and 7.25% and 7.19%, respectively, at December 31, 2001. As of January 1, 2002 and 2001, the expected long-term rate of return on assets for the retirement plan was 9.0% and 10.25%, respectively.

      Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $26.0 million, $27.3 million and $28.7 million for 2002, 2001 and 2000, respectively.

      Alliance maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to Alliance in amounts equal to benefits paid under the Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, Alliance agreed to invest $96.0 million per annum for three years to fund purchases of Alliance Holding units or an Alliance sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or were hired to replace them. The Company has recorded compensation and benefit expenses in connection with the plans totaling $101.4 million, $58.1 million and $29.8 million for 2002, 2001 and 2000, respectively (including $63.7 million and $34.6 million for 2002 and 2001, respectively, relating to the Bernstein deferred compensation plan).

14)   DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

      The Insurance Group primarily uses
      derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Various derivative financial instruments are used to achieve this objective, including interest rate caps and floors to hedge crediting rates on interest-sensitive individual annuity contracts, interest rate futures to protect against declines in interest rates between receipt of funds and purchase of appropriate assets, and interest rate swaps to modify the duration and cash flows of fixed maturity investments. In addition, the Company periodically enters into forward and futures contracts to hedge certain equity exposures. Also, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of guaranteed minimum income benefit features contained in certain annuity contracts issued by the Company.

      As earlier described in Note 2 of Notes to Consolidated Financial Statements, the Company adopted SFAS No. 133, as amended, on January 1, 2001. Consequently, all derivatives outstanding at December 31, 2002 are recognized on the balance sheet at their fair values. The outstanding notional amounts of derivative financial instruments purchased and sold were $9,050.0 million and zero, respectively, at December 31, 2002. These amounts principally consist of interest rate cap contracts of Equitable Life that have a total fair value at December 31, 2002 of $8.7 million. At December 31, 2002 and during the year then ended, there were no hybrid instruments that required bifurcation of an embedded derivative component under the provisions of SFAS No. 133.

      All gains and losses on derivative financial instruments utilized by the Company in 2002 and 2001 are reported in earnings for the current year as none of the derivatives were designated to qualifying hedging relationships under SFAS No. 133 either at initial adoption of the Statement or at inception of the contracts. For 2002 and 2001, respectively, investment results, principally in net investment income, included gross gains of $7.7 million and $27.5 million and gross losses of $7.7 million and $4.6 million that were recognized on derivative positions.

      Fair Value of Financial Instruments
      -----------------------------------

      The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

      Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 2002 and 2001.

      Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

      Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

      The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

      The fair values for variable deferred annuities and single premium deferred annuities, which are included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

      Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

      The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7, 8 and 10 are presented below:


                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              2002                               2001
                                                ---------------------------------  ---------------------------------
                                                   CARRYING         ESTIMATED         Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Consolidated:
        -------------
        Mortgage loans on real estate..........  $    3,746.2     $     4,070.1     $     4,333.3     $    4,438.7
        Other limited partnership interests....         674.8             674.8             695.2            695.2
        Policy loans...........................       4,035.6           4,728.2           4,100.7          4,476.4
        Policyholders liabilities:
          Investment contracts.................      14,555.0          15,114.9          12,256.4         12,514.0
        Long-term debt.........................       1,252.7           1,334.7           1,252.4          1,287.1

        Closed Block:
        -------------
        Mortgage loans on real estate..........  $    1,456.0     $     1,572.6     $     1,514.4     $    1,532.6
        Other equity investments...............          16.4              16.4              24.4             24.4
        Policy loans...........................       1,449.4           1,740.9           1,504.4          1,664.8
        SCNILC liability.......................          16.5              16.6              18.2             18.1

        Discontinued Operations:
        ------------------------
        Mortgage loans on real estate..........  $       87.5     $        94.7     $       160.3     $      171.6
        Other equity investments...............           9.4               9.4              22.3             22.3
        Guaranteed interest contracts..........          18.3              17.0              18.8             16.1
        Long-term debt.........................         101.7             101.7             101.7            101.7

15)   COMMITMENTS AND CONTINGENT LIABILITIES

      In addition to its debt and lease commitments discussed in Notes 10 and 17, from time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2002, these arrangements included commitments by the Company to provide equity financing of $298.6 million to certain limited partnerships under certain conditions. Management believes the Company will not incur any material losses as a result of these commitments.

      Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for Equitable Life to satisfy those obligations is remote.

      The Company had $57.3 million of letters of credit related to reinsurance of which no amounts were outstanding at December 31, 2002.

      In February 2002, Alliance signed a $125.0 million agreement with a group of commercial banks and other lenders. Under the agreement, Alliance guaranteed various obligations of SCB LLC incurred in the ordinary course of its business in the event SCB LLC is unable to meet these obligations. At December 31, 2002, Alliance was not required to perform under the agreement and had no liability outstanding in connection with the agreement.

16)   LITIGATION

      A number of lawsuits have been filed against life and health insurers in the jurisdictions in which Equitable Life and its subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. Equitable Life, Equitable Variable Life Insurance Company ("EVLICO," which was merged into Equitable Life effective January 1, 1997, but whose existence continues for certain limited purposes, including the defense of litigation) and EOC, like other life and health insurers, from time to time are involved in such litigations. Among litigations against Equitable Life, EVLICO and EOC of the type referred to in this paragraph are the litigations described in the following four paragraphs.

      In March 2000, an action entitled Brenda McEachern v. The Equitable Life Assurance Society of the United States and Gary Raymond, Jr. was commenced against Equitable Life and one of its agents in Circuit Court, Mobile County, Alabama, and asserts claims under state law. The action was brought by an individual who alleges that she purchased a variable annuity from Equitable Life in 1997. The action purports to be on behalf of a class consisting of all persons who from January 1, 1989 (i) purchased a variable annuity from Equitable Life to fund a qualified retirement plan,
      (ii) were charged allegedly unnecessary fees for tax deferral for variable annuities held in qualified retirement accounts, or (iii) were sold a variable annuity while owning a qualified retirement plan from Equitable Life. The complaint alleges various improper sales practices, including misrepresentations in connection with the use of variable annuities in a qualified retirement plan or similar arrangement, charging inflated or hidden fees, and failure to disclose unnecessary tax deferral fees. Plaintiff seeks damages, including punitive damages, in an unspecified amount and attorneys' fees and expenses. In May 2000, Equitable Life removed the case to the United States District Court for the Southern District of Alabama and filed a motion to dismiss the complaint, and plaintiff filed a motion to remand the case to state court. The court has permitted limited discovery on the issue of whether the Securities Litigation Uniform Standards Act applies. In November 2001, plaintiff filed a motion for leave to join additional plaintiffs. In February 2002, the court denied the plaintiff's motion to remand and granted defendants' motion to dismiss, but permitted plaintiff until April 1, 2002 to file an amended complaint in Federal Court. In March 2002, plaintiff filed a motion to alter or amend the court's judgment. In September 2002, plaintiff filed an amended complaint in the United States District Court for the Southern District of Alabama. In the amended complaint, the original plaintiff added two new plaintiffs who are alleged to have purchased individual retirement annuities in 1998 and 1999. The amended complaint does not assert any claims against Equitable Life's agent, previously named as a defendant. Plaintiffs seek to represent a class of

      (i) all persons who purchased deferred variable annuities from Equitable Life in tax deferred qualified retirement plans, and (ii) all persons who were charged allegedly unnecessary mortality fees for tax deferral for variable annuities held in qualified retirement accounts. Plaintiffs assert causes of action for unjust enrichment, money had and received (a common-law cause of action similar to unjust enrichment), conversion, breach of contract, negligence, negligent and/or wanton training, negligent and/or wanton supervision, and breach of fiduciary duty. Plaintiffs seek damages, including punitive damages, in an unspecified amount and attorneys' fees and expenses. In December 2002, the court granted Equitable Life's motion to dismiss the complaint, ruling that the Securities Litigation Uniform Standards Act applied. The complaint has been dismissed without prejudice.

      In October 2000, an action entitled Sham Malhotra, et al. v. The Equitable Life Assurance Society of the United States, AXA Advisors, LLC and Equitable Distributors, Inc. was commenced in the Supreme Court of the State of New York, County of Nassau. The action was brought by two individuals who purchased Equitable Life deferred annuity products. The action purports to be on behalf of a class consisting of all persons who purchased an individual deferred annuity contract or who received a certificate to a group deferred annuity contract, sold by one of the defendants, which was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment; excluded from the class are officers, directors and agents of the defendants. The complaint alleges that the defendants engaged in fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. The complaint asserts claims for: deceptive business acts and practices in violation of the New York General Business Law ("GBL"); use of misrepresentations and misleading statements in violation of the New York Insurance Law; false or misleading advertising in violation of the GBL; fraud, fraudulent concealment and deceit; negligent misrepresentation; negligence; unjust enrichment and imposition of a constructive trust; declaratory and injunctive relief; and reformation of the annuity contracts. The complaint seeks injunctive and declaratory relief, an unspecified amount of compensatory and punitive damages, restitution for all members of the class, and an award of attorneys' fees, costs and expenses. In October 2000, the defendants removed the action to the United States District Court for the Eastern District of New York, and thereafter filed a motion to dismiss. Plaintiffs filed a motion to remand the case to state court. In September 2001, the District Court issued a decision granting defendants' motion to dismiss and denying plaintiffs' motion to remand, and judgment was entered in favor of the defendants. In October 2001, plaintiffs filed a motion seeking leave to reopen the case for the purpose of filing an amended complaint. In addition, plaintiffs filed a new complaint in the District Court, alleging a similar class and similar facts. The new complaint asserts causes of action for violations of Federal securities laws in addition to the state law causes of action asserted in the previous complaint. In January 2002, plaintiffs amended their new complaint in response to defendants' motion to dismiss and, subsequently, in March 2002, defendants filed a motion to dismiss the amended complaint.

      Between June 2000 and January 2003, 29 lawsuits were filed in the state courts of Mississippi (the "Mississippi Actions") by more than 300 plaintiffs naming as defendants Equitable Life, EVLICO, EOC and AXA Advisors and various present and former individual sales agents. The actions arise from the purchase by each of the plaintiffs of various types of life insurance policies from Equitable Life, EVLICO and/or EOC. The policies at issue include term, variable and whole life policies purchased as early as 1954. The actions allege misrepresentations in connection with the sale of life insurance policies including that the defendants misrepresented the stated number of years that premiums would need to be paid. Plaintiffs assert claims for breach of contract, fraud, fraudulent inducement, misrepresentation, conspiracy, negligent supervision and other tort claims. Plaintiffs seek unspecified compensatory and punitive damages. The parties are engaged in various stages of discovery in many of the pending actions. In March 2002, the Circuit Court of Sunflower County, in one of the lawsuits, granted Equitable Life's motion, joined by the agent defendant, to dismiss that action with prejudice; plaintiffs' appeal to the Supreme Court of Mississippi has been fully briefed. The lawsuit involving 79 plaintiffs has been removed from state court to the United States District Court for the Northern District of Mississippi. Motions to remand are pending in several other cases.

      In six of the Mississippi Actions, between May 2002 and January 2003 three former sales agents and one retired sales agent of Equitable Life named as defendants have asserted cross-claims against Equitable Life seeking indemnification, as well as compensatory and punitive damages for, among other things, alleged injury to their reputations. Equitable Life filed motions to dismiss those cross-claims and in the Federal district courts in Mississippi, is seeking to compel arbitration of the cross-claims. In January 2003, the United States District Court for the Southern District of Mississippi granted Equitable Life's petition to compel arbitration of the cross-claims asserted by a former agent in two of the Mississippi Actions and also granted Equitable Life's motion to enjoin prosecution of those cases in state court.

      In October 2000, an action entitled American National Bank and Trust Company of Chicago, as trustee f/b/o Emerald Investments LP and Emerald Investments LP v. AXA Client Solutions, LLC; The Equitable Life Assurance Society of the United States; and AXA Financial, Inc. was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants (i) in connection with certain annuities issued by Equitable Life breached an agreement with the plaintiffs involving the execution of mutual fund transfers, and (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek substantial lost profits and injunctive relief, punitive damages and attorneys' fees. Plaintiffs also seek return of the withdrawal charges. In February 2001, the District Court granted in part and denied in part defendants' motion to dismiss the complaint. In March 2001, plaintiffs filed an amended complaint. The District Court granted defendants' motion to dismiss AXA Client Solutions and the Holding Company from the amended complaint, and dismissed the conversion claims in June 2001. The District Court denied defendants' motion to dismiss the remaining claims. Equitable Life has answered the amended complaint. While the monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the consolidated financial position and results of operations of the Company, management believes that the ultimate resolution of this litigation should not have a material adverse on the Company's consolidated financial position.

      After the District Court denied defendants' motion to assert certain defenses and counterclaims in American National Bank, Equitable Life commenced an action, in December 2001, entitled The Equitable Life Assurance Society of the United States v. American National Bank and Trust Company of Chicago, as trustee f/b/o Emerald Investments LP and Emerald Investments LP, in the United States District Court for the Northern District of Illinois. The complaint arises out of the same facts and circumstances as described in American National Bank. Equitable Life's complaint alleges common law fraud and equitable rescission in connection with certain annuities issued by Equitable Life. Equitable Life seeks unspecified money damages, rescission, punitive damages and attorneys' fees. In March 2002, defendants filed an answer to Equitable Life's complaint and asserted counterclaims. Defendants' counterclaims allege common law fraud, violations of the Federal and Illinois Securities Acts and violations of the Illinois and New York Consumer Fraud Acts. Defendants seek unspecified money damages, punitive damages and attorneys' fees. In May 2002, the District Court granted in part and denied in part Equitable Life's motion to dismiss defendants' counterclaims, dismissing defendants' Illinois Securities Act and New York Consumer Fraud Act claims. Equitable Life has answered defendants' remaining counterclaims.

      In November 1997, an amended complaint was filed in Peter Fischel, et al.
      v. The Equitable Life Assurance Society of the United States alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. In March 1999, the United States District Court for the Northern District of California entered an order certifying a class consisting of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of a unilateral contract, breach of fiduciary duty and promissory estoppel. In June 2000, plaintiffs appealed to the Court of Appeals for the Ninth Circuit contesting the District Court's award of legal fees to plaintiffs' counsel in connection with a previously settled count of the complaint unrelated to the health benefit claims. In that appeal, plaintiffs challenged the District Court's subject matter jurisdiction over the health benefit claims. In May 2001, plaintiffs filed a second amended complaint which, among other things, alleges that Equitable Life failed to comply with plan amendment procedures and deletes the promissory estoppel claim. In September 2001, Equitable Life filed a motion for summary judgment on all of plaintiffs' claims, and plaintiffs filed a motion for partial summary judgment on all claims except their claim for breach of fiduciary duty. In May 2002, the District Court issued an order granting plaintiffs' motion for partial summary judgment, granting Equitable Life's motion for summary judgment on plaintiffs' claim for breach of fiduciary duty and otherwise denying Equitable Life's motion for summary judgment. The court ruled that Equitable Life is liable to plaintiffs on their contract claims for subsidized benefits under ERISA. The court has deferred addressing the relief to which plaintiffs are entitled in light of the May 2002 order. A decision was rendered in October 2002 on the appeal by plaintiffs concerning the award of legal fees to plaintiffs' counsel for the previously settled claim not involving health benefits. The Court of Appeals denied plaintiffs' challenge to the District Court's subject matter jurisdiction over the settled claim, affirmed the method that the District Court used to calculate the award of legal fees to plaintiffs' counsel and remanded for further consideration of the fee award.

      A putative class action entitled Stefanie Hirt, et al. v. The Equitable Retirement Plan for Employees, Managers and Agents, et al. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." The complaint challenges the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs allege that the change to the cash balance formula violates ERISA by reducing the rate of accruals based on age, failing to comply with ERISA's notice requirements and improperly applying the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violates ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. Defendants answered the complaint in October 2001. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violates ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim has been dismissed. The parties have agreed on class certification and in October 2002, the court accepted the recommendation of a special master to certify a plaintiff class.

      Three previously disclosed lawsuits, Frank Franze Jr. and George Busher, individually and on behalf of all others similarly situated v. The Equitable Life Assurance Society of the United States, and Equitable Variable Life Insurance Company, Raymond Patenaude v. The Equitable Life Assurance Society of the United States, AXA Advisors, LLC and Equitable Distributors, Inc. and Siamac Sedighim v. Donaldson Lufkin & Jenrette, Inc., et al. have been dismissed with prejudice. In addition, in three previously disclosed actions, R.S.M. Inc., et al. v. Alliance Capital Management L.P., et al., In re AXA Financial, Inc. Shareholders Litigation and David Uhrik v. Credit Suisse First Boston (USA), Inc., et al., the parties have agreed to settle and the actions have been dismissed.

      Although the outcome of litigation generally cannot be predicted with certainty, the Company's management believes that, subject to the foregoing, (i) the settlement of the R.S.M., In re AXA Financial, Inc. Shareholders Litigation and the Uhrik litigations will not have a material adverse effect on the consolidated financial position or results of operations of the Company and (ii) the ultimate resolution of the other litigations described above should not have a material adverse effect on the consolidated financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

      In April 2001, an amended class action complaint entitled Miller, et al.
      v. Mitchell Hutchins Asset Management, Inc., et al. (Miller Complaint"), was filed in Federal District Court in the Southern District of Illinois against Alliance, Alliance Fund Distributors, Inc. ("AFD"), a wholly owned subsidiary of Alliance, and other defendants alleging violations of the Investment Company Act of 1940, as amended ("ICA"), and breaches of common law fiduciary duty. The allegations in the Miller Complaint concern six mutual funds with which Alliance has investment advisory agreements, including Alliance Premier Growth Fund ("Premier Growth Fund"), Alliance Health Care Fund, Alliance Growth Fund, Alliance Quasar Fund, Alliance Fund and Alliance Disciplined Value Fund. The Miller Complaint alleges principally that (i) certain advisory agreements concerning these funds were negotiated, approved, and executed in violation of the ICA, in particular because certain directors of these funds should be deemed interested under the ICA; (ii) the distribution plans for these funds were negotiated, approved, and executed in violation of the ICA; and (iii) the advisory fees and distribution fees paid to Alliance and AFD, respectively, are excessive and, therefore, constitute a breach of fiduciary duty. Plaintiffs seek a recovery of certain fees paid by these funds to Alliance. In March 2002, the court issued an order granting defendants' joint motion to dismiss the Miller Complaint. The court allowed plaintiffs up to and including April 1, 2002 to file an amended complaint comporting with its order. In April 2002, plaintiffs filed a second amended complaint. The allegations and relief sought in the second amended complaint are virtually identical to the Miller Complaint. In May 2002, defendants filed a motion to dismiss the amended complaint. Alliance and AFD believe that plaintiffs' allegations are without merit and intend to vigorously defend against these allegations. At the present time, management of Alliance and AFD are unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In December 2001 a complaint entitled Benak v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Benak Complaint") was filed in Federal District Court in the District of New Jersey against Alliance and Alliance Premier Growth Fund alleging violation of the ICA. The principal allegations of the Benak Complaint are that Alliance breached its duty of loyalty to Premier Growth Fund because one of the directors of the General Partner of Alliance served as a director of Enron Corp. ("Enron") when Premier Growth Fund purchased shares of Enron and as a consequence thereof, the investment advisory fees paid to Alliance by Premier Growth Fund should be returned as a means of recovering for Premier Growth Fund the losses plaintiff alleges were caused by the alleged breach of the duty of loyalty. Plaintiff seeks recovery of fees paid by Premier Growth Fund to Alliance. Subsequently, between December 2001 and July 2002, five complaints making substantially the same allegations and seeking substantially the same relief as the Benak Complaint were filed against Alliance Capital Management L.P. and Alliance Premier Growth Fund. All of those actions were consolidated in Federal District Court in the District of New Jersey. In January 2003, a consolidated amended complaint entitled Benak v. Alliance Capital Management L.P. was filed containing allegations similar to those in the individual complaints and alleging violation of the ICA. While the Consolidated Amended Complaint seeks relief similar to that requested in the individual actions, it does not name the Premier Growth Fund as a defendant. Alliance believes the plaintiffs' allegations in the Benak Consolidated Amended Complaint are without merit and intends to vigorously defend against these allegations. At the present time Alliance's management is unable to estimate the impact, if any, that the outcome of these actions may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of these actions may have on its consolidated results of operations or financial position.

      In April 2002, a consolidated complaint entitled In re Enron Corporation Securities Litigation ("Enron Complaint") was filed in Federal District Court in the Southern District of Texas, Houston Division, against numerous defendants, including Alliance. The principal allegations of the Enron Complaint, as they pertain to Alliance, are that Alliance violated Sections 11 and 15 of the Securities Act of 1933, as amended ("Securities Act") with respect to a registration statement filed by Enron and effective with the SEC on July 18, 2001, which was used to sell $1.9 billion Enron Corp. Zero Coupon Convertible Senior Notes due 2021. Plaintiffs allege that Frank Savage, who was at that time an employee of Alliance and who was and remains a director of the General Partner of Alliance, signed the registration statement at issue. Plaintiffs allege that the registration statement was materially misleading. Plaintiffs further allege that Alliance was a controlling person of Frank Savage. Plaintiffs therefore assert that Alliance is itself liable for the allegedly misleading registration statement. Plaintiffs seek recission or a recissionary measure of damages. The Enron Complaint specifically states that "[n]o allegations of fraud are made against or directed at" Alliance. In June 2002, Alliance moved to dismiss the complaint as the allegations therein pertain to it. That motion is pending. Alliance believes the allegations of the Enron Complaint as to it are without merit and intends to vigorously defend against these allegations. At the present time, management of Alliance is unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In May, 2002, a complaint entitled The Florida State Board of Administration v. Alliance Capital Management L.P. (the "SBA Complaint") was filed in the Circuit Court of the Second Judicial Circuit, in and for Leon County, Florida against Alliance. The SBA Complaint alleges breach of contract relating to the Investment Management Agreement between The Florida State Board of Administration ("SBA") and Alliance, breach of the covenant of good faith and fair dealing contained in the Investment Management Agreement, breach of fiduciary duty, negligence, gross negligence and violation of the Florida Securities and Investor Protection Act, in connection with purchases and sales of Enron common stock for the SBA investment account. The SBA seeks more than $300 million in compensatory damages and an unspecified amount of punitive damages. In June 2002, Alliance moved to dismiss the SBA Complaint; in September 2002, the court denied Alliance's motion to dismiss the SBA Complaint in its entirety, and the case is currently in discovery. Alliance believes the SBA's allegations in the SBA Complaint are without merit and intends to vigorously defend against these allegations. At the present time, Alliance's management is unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In September 2002, a complaint entitled Lawrence E. Jaffe Pension Plan, Lawrence E. Jaffe Trustee U/A 1198 v. Alliance Capital Management L.P., Alfred Harrison and Alliance Premier Growth Fund, Inc. ("Jaffe Complaint") was filed in Federal District Court in the Southern District of New York against Alliance, Alfred Harrison and Premier Growth Fund alleging violation of the ICA. The Jaffe Complaint alleges that the defendants breached their fiduciary duties of loyalty, care and good faith to Premier Growth Fund by causing Premier Growth Fund to invest in the securities of

      Enron and that the agreements between Premier Growth Fund and Alliance violated the ICA because all of the directors of Premier Growth Fund should be deemed interested under the ICA. Plaintiff seeks damages equal to Premier Growth Fund's losses as a result of Premier Growth Fund's investment in shares of Enron and a recovery of all fees paid to Alliance beginning November 1, 2000. In November 2002, Alliance filed a motion to transfer the Jaffe Complaint to the United States District Court for the District of New Jersey to be consolidated with the Benak v. Alliance Capital Management L.P. action already pending there. Alliance's time to move, answer or otherwise respond to the Jaffe Complaint is stayed pending a decision on the motion to transfer. Alliance and Alfred Harrison believe that plaintiff's allegations in the Jaffe Complaint are without merit and intend to vigorously defend against these allegations. At the present time, management of Alliance is unable to estimate the impact, if any, that the outcome of this action may have on its results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In December 2002, a complaint entitled Patrick J. Goggins et al. v. Alliance Capital Management L.P. et al. ("Goggins Complaint") was filed in Federal District Court in the Southern District of New York against Alliance, Premier Growth Fund and individual directors and certain officers of the Fund. The Goggins Complaint alleges that defendants violated the Securities Act of 1933 because Premier Growth Fund's registration statements and prospectuses allegedly were materially misleading, contained untrue statements of material fact and omitted material facts in describing the strategic objectives and investment strategies of Premier Growth Fund in relation to Premier Growth Fund's investments, including Premier Growth Fund's investments in Enron Corp. securities. Plaintiffs seek rescissory relief or an unspecified amount of compensatory damages. Alliance's time to move, answer or otherwise respond to the Goggins Complaint is currently stayed. Alliance, Premier Growth Fund and the other defendants believe the plaintiffs' allegations in the Goggins Complaint are without merit and intend to vigorously defend against these allegations. At the present time, management of Alliance is unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In addition to the matters previously reported and those described above, the Holding Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter. Accordingly, the Company's management cannot make an estimate of loss, if any, or predict whether or not any given matter will have a material adverse effect the Company's consolidated results of operations in any particular period.

17)   LEASES

      The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2003 and the four successive years are $123.6 million, $127.9 million, $117.5 million, $99.9 million, $91.8 million and $848.4 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2003 and the four successive years is $5.6 million, $5.6 million, $5.4 million, $2.2 million, $2.2 million and $18.1 million thereafter.

      At December 31, 2002, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2003 and the four successive years is $81.7 million, $78.8 million, $75.9 million, $75.2 million, $67.6 million and $535.8 million thereafter.

      The Company has entered into capital leases for certain information technology equipment. Future minimum payments under noncancelable capital leases for 2003 and the two successive years are $4.4 million, $2.8 million, and $.9 million.

18)   INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

      Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit Equitable Life to pay shareholder dividends not greater than $408.9 million during 2003. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2002, 2001 and 2000, the Insurance Group statutory net income totaled $451.6 million, $547.7 million and $1,068.6 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,281.0 million and $6,100.4 million at December 31, 2002 and 2001, respectively. In 2002, 2001 and 2000, respectively, $500.0 million, $1.7 billion and $250.0 million in shareholder dividends were paid by Equitable Life.

      At December 31, 2002, the Insurance Group, in accordance with various government and state regulations, had $23.3 million of securities deposited with such government or state agencies.

      In 1998, the NAIC approved a codification of statutory accounting practices ("Codification"), which provides regulators and insurers with uniform statutory guidance, addresses areas where statutory accounting previously was silent and changes certain existing statutory positions. Equitable Life and Equitable of Colorado became subject to Codification rules for all state filings upon adoption of Codification by the respective states.

      On December 27, 2000, an emergency rule was issued by the New York Insurance Department (NYID), which adopted Codification in New York effective on January 1, 2001 except where the guidance conflicted with New York Law. Differences in the New York regulation adopted in 2000 from Codification were in accounting for deferred taxes and goodwill, which are required to be disclosed in the notes to the Annual Statement, as well as the Annual Audited Report. On September 24, 2002 the bill authorizing the admissibility of deferred taxes by New York insurers was signed into law and was effective as of January 1, 2002. The impact of adopting the accounting for deferred taxes at January 1,2002 was a $363.6 million decrease to surplus.

      The implementation of Codification in 2001 resulted in a $1,630.9 million increase to surplus and capital stock, principally due to the $1,660.8 million valuation adjustment related to Alliance.

      The application of the Codification rules as adopted by the State of Colorado had no significant effect on Equitable Life or EOC.

      At December 31, 2002 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York and those prescribed in the January 1, 2001 NAIC Accounting Practices and Procedures manual.

      Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance and Alliance Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Net change in statutory surplus and
          capital stock....................................  $    (1,354.7)      $      104.1       $    1,321.4
        Change in AVR......................................         (464.7)            (230.2)            (665.5)
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................       (1,819.4)            (126.1)             655.9
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................          255.2              270.8              254.5
          DAC..............................................          458.1              458.5              469.1
          Deferred Federal income taxes....................         (634.6)            (354.8)            (127.3)
          Valuation of investments.........................          (74.8)              67.9             (134.8)
          Valuation of investment subsidiary...............        1,399.4           (1,507.9)             (29.2)
          Change in fair value of guaranteed minimum
            income benefit reinsurance contracts...........          120.0                -                  -
          Shareholder dividends paid......................           500.0            1,700.0              250.0
          Changes in non-admitted assets...................          384.2              138.3               73.8
          Stock option expense related to AXA's minority
            interest acquisition...........................            -                  -               (493.9)
          Other, net.......................................          (23.7)               5.4              383.1
          GAAP adjustments for Discontinued
            Operations.....................................           23.0               (5.1)              54.3
                                                            -----------------   ----------------   -----------------
        Net Earnings of the Insurance Group................  $       587.4       $      647.0       $    1,355.5
                                                            =================   ================   =================


                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2002               2001                2000
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)

        Statutory surplus and capital stock................  $     4,091.3       $    5,446.0       $    5,341.9
        AVR................................................          189.7              654.4              884.6
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        4,281.0            6,100.4            6,226.5
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,237.6)          (1,492.8)          (1,763.6)
          DAC..............................................        5,801.0            5,513.7            5,128.8
          Deferred Federal income taxes....................       (1,835.8)          (1,252.2)            (640.7)
          Valuation of investments.........................        1,629.6              635.9              140.2
          Valuation of investment subsidiary...............       (1,191.4)          (2,590.8)          (1,082.9)
          Change in fair value of guaranteed minimum
            income benefit reinsurance contracts...........          120.0                -                  -
          Non-admitted assets..............................        1,162.3              778.1              639.8
          Issuance of surplus notes........................         (599.6)            (539.4)            (539.1)
          Other, net.......................................          157.2              536.6              500.6
          GAAP adjustments for Discontinued
            Operations.....................................         (108.7)            (123.8)            (164.3)
                                                            -----------------   ----------------   ------------------
        Equity of the Insurance Group......................  $     8,178.0       $    7,565.7       $    8,445.3
                                                            =================   ================   ==================

19)   BUSINESS SEGMENT INFORMATION

      The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

      The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

      The Investment Services segment principally includes Alliance. Alliance provides diversified investment management and related services globally to a broad range of clients including: (a) institutional clients, including pension funds, endowments and domestic and foreign financial institutions, (b) private clients, including high net worth individuals, trusts and estates and charitable foundations, (c) individual investors, principally through a broad line of mutual funds, and (d) institutional investors by means of in-depth research, portfolio strategy and other services. This segment also includes institutional Separate Accounts that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

      Intersegment investment advisory and other fees of approximately $102.2 million, $116.6 million and $153.2 million for 2002, 2001 and 2000, respectively, are included in total revenues of the Investment Services segment.

      The following tables reconcile segment revenues and earnings from continuing operations before Federal income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                    2002               2001               2000
                                                              -----------------   ----------------  ------------------
                                                                                   (IN MILLIONS)
       SEGMENT REVENUES:
       Insurance............................................   $     4,673.4       $     4,763.3     $     4,681.9
       Investment Services..................................         2,744.9             2,994.4           4,672.5
       Consolidation/elimination............................           (71.3)              (90.0)           (113.2)
                                                              -----------------   ----------------  ------------------
       Total Revenues.......................................   $     7,347.0       $     7,667.7     $     9,241.2
                                                              =================   ================  ==================

       SEGMENT EARNINGS (LOSS) FROM CONTINUING OPERATIONS
         BEFORE FEDERAL INCOME TAXES AND MINORITY INTEREST:
       Insurance............................................   $       437.9       $       707.5     $      (192.5)
       Investment Services..................................           590.7               585.4           2,778.0
                                                              -----------------   ----------------  ------------------
       Total Earnings from Continuing Operations
         before Federal Income Taxes
         and Minority Interest.............................   $     1,028.6       $     1,292.9     $     2,585.5
                                                              =================   ================  ==================


                                                                    2002               2001               2000
                                                              -----------------   ----------------  ------------------
                                                                                   (IN MILLIONS)
       ASSETS:
       Insurance............................................   $    80,638.7       $    84,572.2     $    88,641.1
       Investment Services..................................        14,160.3            15,808.8          16,807.2
       Consolidation/elimination............................            27.3               (94.4)            (57.1)
                                                              -----------------   ----------------  ------------------
       Total Assets.........................................   $    94,826.3       $   100,286.6     $   105,391.2
                                                              =================   ================  ==================


20)   QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

      The quarterly results of operations for 2002 and 2001 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)
        2002
        ----
        Total Revenues................  $     1,883.9      $     2,072.1       $    1,860.9         $    1,530.1
                                       =================  =================   ==================   ==================

        Earnings (Loss) from
          Continuing Operations.......  $       162.6      $       206.7       $      266.9         $      (21.3)
                                       =================  =================   ==================   ==================

        Net Earnings (Loss)...........  $       130.4      $       205.3       $      286.3         $      (34.6)
                                       =================  =================   ==================   ==================

        2001
        ----
        Total Revenues................  $     2,023.1      $     1,898.6       $    1,804.8         $    1,941.2
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations..................  $       227.1      $       120.3       $      119.2         $      140.0
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       233.6      $       118.5       $      118.7         $      176.2
                                       =================  =================   ==================   ==================


      The quarterly results of operations for the first three quarters of 2002 have been restated to reflect the accounting change adopted in the fourth quarter of 2002 as of January 1, 2002 for liabilities associated with variable annuity contracts that contain GMDB and GMIB features, as follows:


                                                                                THREE MONTHS ENDED
                                                            ------------------------------------------------------------
                                                                MARCH 31            JUNE 30           SEPTEMBER 30
                                                            -----------------   ----------------  ----------------------
                                                                                   (IN MILLIONS)

       Earnings from continuing operations,
          as previously reported..........................   $      160.5        $      286.6      $      345.7
       Adjustment to reflect adoption of accounting
          change as of January 1, 2002....................            2.1               (79.9)            (78.8)
                                                            -----------------   ----------------  ----------------------
       Earnings from Continuing
          Operations, as Restated.........................   $      162.6        $      206.7      $      266.9
                                                            =================   ================  ======================

       Net earnings, as previously reported...............   $      161.5        $      285.2      $      365.1
       Adjustment to reflect adoption of accounting
          change as of January 1, 2002....................          (31.1)              (79.9)            (78.8)
                                                            -----------------   ----------------  ----------------------
       Net Earnings, as Restated..........................   $      130.4        $      205.3      $      286.3
                                                            =================   ================  ======================

21)   ACCOUNTING FOR STOCK-BASED COMPENSATION

      The Holding Company sponsors a stock incentive plan for employees of Equitable Life. Alliance sponsors its own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Stock-based employee compensation expense is not reflected in the statement of earnings as all options granted under those plans had an exercise price equal to the market value of the underlying common stock on the date of the grant. The following table illustrates the effect on net income had compensation expense as related to options awarded under the Company's Stock Incentive Plans been determined based on SFAS No. 123's fair value based method, including the cost of the amendments and modifications made in connection with AXA's acquisition of the minority interest in the Holding Company:


                                                                  2002               2001                 2000
                                                            -----------------   ----------------   -------------------
                                                                                  (IN MILLIONS)

        Net income, as reported............................  $       587.4       $      647.0       $    1,355.5
        Add: Compensation charge resulting from
           AXA's acquisition of minority interest
           included in net earnings........................            -                  -                306.4
        Less: Total stock-based employee compensation
           expense determined under fair value method for
           all awards, net of Federal income tax benefit             (36.0)             (22.2)             (34.6)
                                                            -----------------   ----------------   -------------------
        Pro Forma Net Earnings.............................  $       551.4       $      624.8       $    1,627.3
                                                            =================   ================   ===================


      In conjunction with approval of the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock, generally all outstanding options awarded under the 1997 and 1991 Stock Incentive Plans were amended to become immediately and fully exercisable pursuant to their terms upon expiration of the initial tender offer. In addition, the agreement provided that at the effective time of the merger, the terms of all outstanding options granted under those Plans would be further amended and converted into options of equivalent intrinsic value to acquire a number of AXA ordinary shares in the form of ADRs. Also pursuant to the agreement, holders of non-qualified options were provided with an alternative to elect cancellation of those options at the effective time of the merger in exchange for a cash payment from the Holding Company. For the year ended December 31, 2000, the Company recognized compensation expense of $493.9 million, representing the cost of these Plan amendments and modifications offset by an addition to capital in excess of par value.

      Beginning in 2001, under the 1997 Stock Incentive Plan, the Holding Company can issue options to purchase AXA ADRs. The options, which include Incentive Stock Options and Nonstatutory Stock Options, are issued at the fair market value of the AXA ADRs on the date of grant. Generally, one-third of stock options granted vest and become exercisable on each of the first three anniversaries of the date such options were granted. Options are currently exercisable up to 10 years from the date of grant.

      Following completion of the merger of AXA Merger Corp. with and into the Holding Company, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights ("SARs") and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the SARs is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001, the closing date of the aforementioned merger. The Company recorded a (reduction) increase in the SARs liability of $(10.2) million and $(63.2) million for 2002 and 2001, respectively, reflecting the variable accounting for the SARs, based on the change in the market value of AXA ADRs for the respective periods ended December 31, 2002 and 2001.

      The Black-Scholes option pricing model was used in determining the fair values of option awards used in the pro-forma disclosures above. The option pricing assumptions for 2002, 2001 and 2000 follow:

                                       HOLDING COMPANY                            ALLIANCE
                           -----------------------------------------   -------------------------------
                             2002 (1)       2001 (1)        2000          2002      2001       2000
                           -------------  ------------- ------------   -------------------- ----------

        Dividend yield....    2.54%          1.52%         0.32%         5.80%     5.80%      7.20%

        Expected
          volatility......     46%            29%           28%           32%       33%        30%

        Risk-free interest
          rate............    4.04%          4.98%         6.24%         4.2%      4.5%       5.90%

        Expected life
          in years........      5              5             5            7.0       7.2        7.4

        Weighted average
          fair value per
          option at
          grant-date......    $6.30          $9.42        $11.08         $5.89     $9.23      $8.32

     (1) Beginning in 2001, the option pricing assumptions reflect options granted by the Holding Company representing rights to acquire AXA ADRs.

      A summary of the activity in the option shares of the Holding Company and Alliance's option plans follows, including information about options outstanding and exercisable at December 31, 2002. Outstanding options at January 2, 2001 to acquire AXA ADRs reflect the conversion of 11.5 million share options of the Holding Company that remained outstanding following the above-described cash settlement made pursuant to the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock. All information presented below as related to options to acquire AXA ADRs gives appropriate effect to AXA's May 2001 four-for-one stock split and the related changes in ADR parity for each Holding Company share option:

                                                       HOLDING COMPANY                          ALLIANCE
                                             ------------------------------------   ---------------------------------
                                                   COMMON
                                                   STOCK            WEIGHTED                            WEIGHTED
                                                    AND             AVERAGE                             AVERAGE
                                                  AXA ADRS          EXERCISE            UNITS           EXERCISE
                                               (IN MILLIONS)         PRICE          (IN MILLIONS)        PRICE
                                             ------------------------------------   --------------- -----------------
        Holding Company Option Shares:
        Balance at December 31, 1999.....         22.7              $24.60               12.5           $17.95
          Granted........................          6.5              $31.06                4.7           $50.93
          Exercised......................         (4.5)             $18.57               (1.7)          $10.90
          Forfeited......................         (1.2)             $26.15                (.1)          $26.62
                                             ----------        ------------          ----------      ---------

        Balance at December 31, 2000.....         23.5              $27.20               15.4           $28.73
                                             ==========        ============

        AXA ADR Option Shares:
        Balance at January 2, 2001                18.3              $21.65
          Granted........................         17.0              $31.55                2.5           $50.34
          Exercised......................         (2.2)             $11.57               (1.7)          $13.45
          Forfeited......................         (3.1)             $32.02                (.3)          $34.33
                                             ----------        ------------          ----------      ---------

        Balance at December 31, 2001.....         30.0              $31.55               15.9           $33.58
          Granted........................          6.7              $17.24                2.4           $39.32
          Exercised......................          (.2)             $10.70               (1.4)          $14.83
          Forfeited......................         (1.2)             $27.12                (.5)          $42.99
                                             ----------        ------------          ----------      ---------

        Balance at December 31, 2002              35.3              $25.14               16.4           $34.91
                                             ==========        ============          ==========      =========

      Information about options outstanding and exercisable at December 31, 2002 follows:

                                            OPTIONS OUTSTANDING                            OPTIONS EXERCISABLE
                             ---------------------------------------------------   -------------------------------------
                                                   WEIGHTED
                                                    AVERAGE         WEIGHTED                               WEIGHTED
              RANGE OF             NUMBER          REMAINING        AVERAGE             NUMBER              AVERAGE
              EXERCISE          OUTSTANDING       CONTRACTUAL       EXERCISE          EXERCISABLE          EXERCISE
               PRICES          (IN MILLIONS)     LIFE (YEARS)        PRICE           (IN MILLIONS)           PRICE
        --------------------------------------- ---------------- ---------------   ------------------   ----------------

              AXA ADRs
        ----------------------
        $ 6.325   - $ 9.01           1.8               1.26            $6.76              1.8                 $6.76
        $10.195   - $14.73           3.3               6.41           $13.13              2.4                $13.28
        $15.995   - $22.84          10.3               7.82           $18.47              4.7                $18.80
        $26.095   - $33.025         14.9               5.60           $30.93              8.5                $31.76
        $36.031                      5.0               6.48           $36.03              5.0                $36.03
                              -----------------                                    ------------------
        $ 6.325   - $36.031         35.3               6.22           $25.14             22.4                $26.00
                              =================                                    ==================

              Alliance
        ----------------------
        $   8.81   - $18.47          3.5               3.43           $13.21              3.5                $13.21
        $  22.50   - $30.25          3.8               6.34           $27.87              2.6                $27.60
        $  30.94   - $48.50          4.9               8.68           $41.01              1.0                $48.46
        $  50.15   - $50.56          2.3               8.92           $50.25               .5                $50.25
        $  51.10   - $58.50          1.9               7.95           $53.78               .7                $53.77
                              -----------------                                    ------------------
        $   8.81   - $58.50         16.4               6.98           $34.91              8.3                $27.72
                              =================                                    ==================


      The Company's ownership interest in Alliance will continue to be reduced upon the exercise of unit options granted to certain Alliance employees. Options are exercisable over a period of up to ten years.

      In 1997, Alliance Holding established a long-term incentive compensation plan under which grants are made to key employees for terms established by Alliance Holding at the time of grant. These awards include options, restricted Alliance Holding units and phantom restricted Alliance Holding units, performance awards, other Alliance Holding unit based awards, or any combination thereof. At December 31, 2002, approximately 14.4 million Alliance Holding units of a maximum 40.0 million units were subject to options granted and 80,433 Alliance Holding units were subject to awards made under this plan.

22)   RELATED PARTY TRANSACTIONS

      Beginning January 1, 2000, the Company reimburses the Holding Company for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to the Holding Company of the benefits provided which totaled $39.7 million and $19.1 million, respectively, for 2002 and 2001.

      The Company paid $596.6 million and $590.5 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2002 and 2001. The Company charged AXA Distribution's subsidiaries $411.9 million and $522.6 million, respectively, for their applicable share of operating expenses for 2002 and 2001, pursuant to the Agreements for Services.

      In September 2001, Equitable Life loaned $400.0 million to AXA Insurance Holding Co. Ltd., a subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.


      Both Equitable Life and Alliance, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements which include technology and professional development arrangements. Payments by Equitable Life and Alliance to AXA under such agreements totaled approximately $17.9 million and $13.7 million in 2002 and 2001, respectively. Payments by AXA and AXA affiliates to Equitable Life under such agreements totaled $17.6 million and $9.9 million in 2002 and 2001, respectively.

      Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by Alliance described below:

                                                                  2002               2001               2000
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)


       Investment advisory and services fees..............   $       950.1       $     1,089.7     $     1,021.8
       Distribution revenues..............................           467.5               544.6             621.6
       Shareholder servicing fees.........................            89.7                87.2              85.6
       Other revenues.....................................            10.2                11.0              11.6
       Brokerage..........................................             7.0                 5.7               1.0


23)   PRO FORMA FINANCIAL INFORMATION (UNAUDITED)

      Assuming the Bernstein acquisition had occurred on January 1, 2000, revenues for the Company would have been $8.79 billion for 2000 on a pro forma basis. The impact of the acquisition on net earnings on a pro-forma basis would not have been material.

      This pro forma financial information does not necessarily reflect the results of operations that would have resulted had the Bernstein acquisition actually occurred on January 1, 2000, nor is the pro forma financial information necessarily indicative of the results of operations that may be achieved for any future period.

                                     PART C

                                OTHER INFORMATION
                                -----------------

Item 28.   Financial Statements and Exhibits
           ---------------------------------

           (a)   Financial Statements included in Part B.


            1. Separate Account Nos. 3 (Pooled), 4 (Pooled), 10 (Pooled) and 13 (Pooled) (The Alliance Mid Cap Growth, Common Stock, Balanced and Bond Funds):
                 - Report of Independent Accountants - PricewaterhouseCoopers
                   LLP

            2.   Separate Account No. 3 (Pooled):
                 - Statements of Assets and Liabilities, December 31, 2002
                 - Statements of Operations and Changes in Net Assets for the
                   Year Ended December 31, 2002
                 - Portfolio of Investments, December 31, 2002

            3.   Separate Account No. 4 (Pooled):
                 - Statements of Assets and Liabilities, December 31, 2002
                 - Statements of Operations and Changes in Net Assets for the
                   Years Ended December 31, 2002 and 2001
                 - Portfolio of Investments, December 31, 2002

            4.   Separate Account No. 10 (Pooled):
                 - Statement of Assets and Liabilities December 31, 2002
                 - Statements of Operations and Changes in Net Assets for the
                   Years Ended December 31, 2002 and 2001
                 - Portfolio of Investments, December 31, 2002

            5.   Separate Account No. 13 (Pooled):
                 - Statements of Assets and Liabilities, December 31, 2002
                 - Statements of Operations and Changes in Net Assets for the
                   Years Ended December 31, 2002 and 2001
                 - Portfolio of Investments, December 31, 2002

            6.   Separate Account No. 66:
                 ------------------------
                 - Report of Independent Accountants - PricewaterhouseCoopers
                   LLP
                 - Statement of Assets and Liabilities, December 31, 2002
                 - Statements of Operations for the Year Ended December 31,
                   2002
                 - Statement of Changes in Net Assets for the Years Ended
                   December 31, 2002 and 2001

            7. Separate Account Nos. 3 (Pooled), 4 (Pooled), 10 (Pooled) and 13 (Pooled): Notes to Financial Statements

            8.   The Equitable Life Assurance Society of the United States:
                 ----------------------------------------------------------
                 - Report of Independent Accountants - PricewaterhouseCoopers
                   LLP
                 - Consolidated Balance Sheets, as of December 31, 2002 and 2001
                 - Consolidated Statements of Earnings for the Years Ended
                   December 31, 2002, 2001 and 2000

                 - Consolidated Statements of Shareholder's Equity for the Years
                   Ended December 31, 2002, 2001 and 2000
                 - Consolidated Statements of Cash Flows for the Years Ended
                   December 31, 2002, 2001 and 2000
                 - Notes to Consolidated Financial Statements


           (b)   Exhibits.

           The following Exhibits are filed herewith:

           1. Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of Separate Account Nos. 3, 4 and 10 and additional similar separate accounts, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant, filed April 14, 1986.

           2.    Not Applicable.

           3.    Not Applicable.

           4.    (a)    Investment Advisory Agreement between Equitable and
                        Equitable Investment Management Corporation dated
                        October 31, 1983, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed on April 14, 1986.

                 (b) Investment Advisory and Management Agreement by and between Alliance Capital Management L.P., Alliance Corporate Finance Group Incorporated, an indirect wholly owned subsidiary of Alliance, and The Equitable Life Assurance Society of the United States, incorporated by reference to Exhibit No. 4(b) to Registration Statement No. 33-76028 filed on
                        March 3, 1994.

                 (c) Participation Agreement among EQ Advisors Trust, The Equitable Life Assurance Society of the United States, Equitable Distributors, Inc. and EQ Financial Consultants, Inc. (now AXA Advisors, LLC), dated as of the 14th day of April 1997, incorporated by reference to the Registration Statement of EQ Advisors Trust (File No. 333-17217) on Form N-1A, filed August 28, 1997.

                 (d) Sales Agreement, dated as of January 1, 1996, by and among Equico Securities, Inc., Equitable, and Separate Account A, Separate Account No. 301 and Separate Account No. 51, incorporated by reference to Exhibit No. 4(d) to Registration Statement No. 33-76028 filed on April 29, 1996.

                 (e) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000, incorporated by reference to Exhibit No. 3(d) to Registration Statement File No. 33-58950, filed on
                        April 19, 2001.

                 (f) Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000, incorporated by reference to Exhibit No. 3(e) to Registration File No. 33-58950, filed on April 19, 2001.

           5.    Not Applicable.

           6.    (a)1   Group Annuity Contract AC 5000 - 83T (No. 15,740)
                        between Equitable and United States Trust Company of
                        New York as Trustee under Retirement Investment
                        Account Master Retirement Trust, incorporated by reference to Registration No. 2-91983 on Form N-3 of
                        Registrant filed April 14, 1986.

                 (a)2 Riders 1, 2, 3, 4, 5, 6 and 7 to Group Annuity Contract AC 5000 - 83T (No. 15,740) between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Master Retirement Trust, as executed, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 28, 1988.

                 (a)3 Form of Rider 8 to Group Annuity Contract AC 5000 - 83T (No. 15,740) between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Master Retirement Trust, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed February 25, 1992.

                 (a)4 Form of Rider 9 to Group Annuity Contract AC 5000 - 83T between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Master Retirement Trust, incorporated by reference to Exhibit No. 6(a)4 to Registration Statement No. 33-76028 filed on March 3, 1994.

                 (b)1 Group Annuity Contract AC 5000 - 83E (No. 15,739) between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Retirement Trust, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 14, 1986.

                 (b)2 Riders l, 2, 3, 4, 5, 6 and 7 to Group Annuity Contract AC 5000 - 83E (No. 15,739) between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Retirement Trust, as executed, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 14, 1986.

                 (b)3 Form of Rider 8 to Group Annuity Contract AC 5000 - 83E (No. 15,739) between Equitable and United States Trust Company of New York, as Trustee under Retirement Investment Account Master Retirement Trust, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed February 25, 1992.

                 (b)4 Form of Rider 9 to Group Annuity Contract AC 5000 - 83E between Equitable and United States Trust Company of New York, as Trustee under Retirement Investment Account Master Retirement Trust, incorporated by reference to Exhibit No. 6(b)4 to Registration Statement No. 33-76028 filed on March 3, 1994.

                 (c)1 Retirement Investment Account Master Retirement Trust effective as of January 1, 1979, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 14, 1986.

                 (c)2 Amendment to the Retirement Investment Account Master Retirement Trust effective July 1, 1984,incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 14, 1986.

                 (c)3 Revised Retirement Investment Account Master Retirement Trust effective as of March 1, 1990, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 27, 1990.

                 (c)4 Form of Restated Retirement Investment Account Master Retirement Trust as submitted to the Internal Revenue Service, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed February 25, 1992.

           7.    (a)    Retirement Investment Account Enrollment Forms -
                        Including Participation and Enrollment Agreements, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 14, 1986.

                 (b)(1) Supplementary Agreement to Master Retirement Trust
                        Participation Agreement, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 14, 1986.

                 (b)(2) Supplementary Agreement B to Master Retirement Trust
                        Participation Agreement (RIA Loans), incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 28, 1988.

                 (b)(3) Form of Supplementary Agreement A to Master
                        Retirement Trust Participation Agreement (RIA Partial Funding), as amended, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 30, 1991.

                 (b)(4) Form of Supplementary Agreement to Master Retirement
                        Trust Participation Agreement (The Bond Account), incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed February 25, 1992.

                 (c) Basic Installation Information Form, dated May, 1989, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 24, 1992.

                 (d) RIA Installation Agreement, dated May, 1989, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 24, 1992.

            8.   (a)    Copy of the Restated Charter of Equitable, as amended
                        January 1, 1997, incorporated by reference to Exhibit
                        No. 8(a) to the Registration Statement No. 333-23019 filed on March 7, 1997.

                 (b) By-Laws of Equitable, as amended November 21, 1996, incorporated by reference to Exhibit No. 8(b) to the Registration Statement No. 333-23019 filed on
                        March 7, 1997.

            9.   Not Applicable.

           10.   Not Applicable.

           11.   Not Applicable.


           12.   (a)    Opinion and consent of Hope E. Rosenbaum-Werner, Vice
                        President and Counsel of Equitable, incorporated by reference to Exhibit No. 12(a) to Registration
                        Statement No. 333-23019 filed on March 7, 1997.

                 (b) Opinion and Consent of Robin Wagner, Vice President and Counsel of Equitable previously filed with this Registration Statement File No. 333-59406 on
                        April 24, 2001.

           13.   (a)    Consent of PricewaterhouseCoopers LLP.


                 (b) Powers of Attorney, incorporated herein by reference to Exhibit No. 13(b) to Registration Statement File No. 333-23019 filed on April 26, 2000.

                 (c)    Powers of Attorney, incorporated herein by reference to
                        Exhibit 27(n)(iii) to the Registration Statement No. 333-103199 on Form N-4 filed on April 4, 2003.

Item 29: Directors and Officers of Equitable.

   Set forth below is information regarding the directors and principal officers of Equitable. Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of Equitable.


                                                                  PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                    POSITIONS AND OFFICES       (AND OTHER POSITIONS)
BUSINESS ADDRESS                      WITH EQUITABLE              WITHIN PAST 2 YEARS
------------------------------------  --------------------------  ------------------------------------------------------
DIRECTORS
---------
Francoise Colloc'h                    Director                    Member of AXA Management Board and Group Executive Vice
AXA                                                               President of AXA and various positions with AXA
25, Avenue Matignon                                               affiliated companies. Member of the Executive Committee, AXA;
75008 Paris, France                                               Director, AXA Financial, Inc. and Equitable LIfe (July 1992
                                                                  to present).

Henri de Castries                     Director                    Director (since May 1994) and Chairman of the Board of AXA
AXA                                                               Financial (since April 1998), and prior thereto, Director
25, Avenue Matignon                                               and Vice Chairman, (February 1996 to April 1998);
75008 Paris, France                                               Chairman of the Management Board (since 2001) and Chief Executive
                                                                  Officer (January 2000 to May 2000) of AXA and various
                                                                  positions with AXA affiliated companies; formerly
                                                                  Vice Chairman of the Management Board of AXA (January
                                                                  2000 to present); Director of Alliance Capital
                                                                  Management Corporation (since October 1993); Senior
                                                                  Executive Vice President, Financial Services and Life
                                                                  Insurance Activities of AXA (January 1999 to January
                                                                  2000).

Claus-Michael Dill                    Director                    Chairman of the Management Board, AXA Konzern AG
AXA Konzern AG                                                    (since June 1999). Member of the Management Board
Gereonsdriesch 9-11                                               (representing the Germany and Central Europe
50670 Cologne, Germany                                            operating unit) since April 1999. Prior thereto,
                                                                  member of the Holding Management Board of
                                                                  Gerling-Konzern in Cologne (1995 to April 1999).
                                                                  Chairman of the Management Board of AXA Versicherung
                                                                  AG, AXA Lebensversicherung AG, AXA Service AG (since
                                                                  June 1999); Member of the Supervisory Board of AXA
                                                                  Krankenvericherung AG, AXA Art Versicherung AG,
                                                                  Deutsche Arzteversicherung AG, AXA Osterreich AG.
                                                                  AXA European e-Services and AXA Technology Services.
                                                                  Director of AXA Financial, Inc. (since May 2000).

Bruce W. Calvert                     Director                     Director (since October 1992), Chairman of the Board
Alliance Capital Management                                       (May 2001 to present) and Chief Executive Officer
Corporation                                                       (January 1999 to present) of Alliance Capital Management
1345 Avenue of the Americas                                       Corporation; Director (May 2001 to present) of
New York, NY 10105                                                AXA Financial, Inc.; Director (May 2001  to present)
                                                                  of Equitable Life.

                                                                  PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                    POSITIONS AND OFFICES       (AND OTHER POSITIONS)
BUSINESS ADDRESS                      WITH EQUITABLE              WITHIN PAST 2 YEARS
------------------------------------  --------------------------  ----------------------------------------------------
Joseph L. Dionne                      Director                    Former Chairman (until January 2000) and Chief
198 N. Wilton Road                                                Executive Officer (until April 1998) of the McGraw-Hill
New Canaan, CT 06840                                              Companies. (Director, AXA Financial, Inc., Harris
                                                                  Corporation, and Ryder System, Inc.)

Denis Duverne                         Director                    Executive Vice President, Finance, Control and Strategy,
AXA                                                               AXA; Member of AXA Executive Committee (since
25, Avenue Matignon                                               January 2000); Member of AXA Management Board (since
75008 Paris, France                                               February 2003); (Director, Alliance Capital Management
                                                                  Corporaton (since February 1996) and formerly a Director of
                                                                  DLJ (from February 1997 until November 2000)).

Jean-Rene Fourtou                     Director                    Chairman and Chief Executive Officer, Vivendi Universal
Vivendi Universal                                                 (July 2002 to present); Vice Chairman of the Supervisory
42 Avenue de Friedland                                            Board, Aventis (May 2002 to January 2003); Vice Chairman of
75008 Paris                                                       the Management Board of Aventis (December 1999 to May 2002).
France                                                            Chairman and Chief Executive Officer Rhone-Poulenc, S.A.
                                                                  (1986 to December 1999); (Director, AXA Financial, Inc.,
                                                                  Rhodia, Schneider Electric and Pernod-Ricard (July 1997 to
                                                                  present); Member of the Supervisory Board, AXA. Permanent
                                                                  representative of AXA Assurances IARD Mutuelle on the Board of Directors of Finaxa. Former member of European Advisory
                                                                  Board of Bankers Trust Company and Consulting Council of
                                                                  Banque de France).


                                                                  PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                    POSITIONS AND OFFICES       (AND OTHER POSITIONS)
BUSINESS ADDRESS                      WITH EQUITABLE              WITHIN PAST 2 YEARS
------------------------------------  --------------------------  ------------------------------------------------------------
Donald J. Greene                      Director                    Counselor-at-Law; prior thereto, Of Counsel, LeBoeuf, Lamb,
LeBoeuf, Lamb, Greene & MacRae                                    Greene & MacRae (1999 to 2002), Partner of the firm
125 West 55th Street                                              (1965-1999). (Director, AXA Financial, Inc. (since May
New York, NY 10019-4513                                           1992), Associated Electric and Gas Insurance Services Inc.
                                                                  (AEGIS) and AXIS Specialty Insurance Company (since 2001)).

Mary R. (Nina) Henderson              Director                    Retired Corporate Vice President, Corporate Core Business
425 East 86th Street                                              Development of Bestfoods (June 1999 until December
Apt. 12-C                                                         2000). Prior thereto, President, Bestfoods Grocery
New York, NY 10028                                                and Vice President, Bestfoods (formerly CPC
                                                                  International, Inc.); (Director, Hunt Corporation,
                                                                  PACTIV Corporation, The Shell Transport and Trading
                                                                  Company, plc (May 2001 to present), Visiting Nurse
                                                                  Service of New York and AXA Financial, Inc. (since
                                                                  December 1996)) and DelMonte Foods Co. (since 2003).

W. Edwin Jarmain                      Director                    President, Jarmain Group, Inc. (since 1979) and an
Jarmain Group, Inc.                                               officer or director of several affiliated companies;
77 King Street West                                               Chairman, FCA International, Ltd. (until May 1998);
(Box 298 TD Centre)                                               (Director, DLJ (October 1992 until November 2000),
Suite 4545, Royal Trust Tower                                     Anglo Canada General Insurance Company, AXA Insurance
Toronto, Ontario M5K 1K2                                          (Canada), AXA Pacific Insurance Company, Alliance
                                                                  Capital Management Corporation (May 2000 to present) and
                                                                  a former Canada Alternate Director, AXA Asia Pacific
                                                                  Holdings (December 1999 to September 2000). Chairman
                                                                  (non-executive) and Director, FCA International Ltd.
                                                                  (January 1994 to May 1998). Director, AXA Financial,
                                                                  Inc. (since July 1992)).

                                                                  PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                    POSITIONS AND OFFICES       (AND OTHER POSITIONS)
BUSINESS ADDRESS                      WITH EQUITABLE              WITHIN PAST 2 YEARS
------------------------------------  --------------------------  --------------------------------------------------------
Peter J. Tobin                        Director                    Dean, Peter J. Tobin College of Business, St. John's
Peter J. Tobin College of Business                                University (August 1998 to present). Director, P. A.
St. John's University                                             Consulting, Alliance Capital Management Corporation (May
Bent Hall                                                         2000 to present) and H.W. Wilson Company.
8000 Utopia Parkway                                               Director (March 1999 to present) of AXA Financial, Inc.;
Jamaica, NY 11439                                                 Director (March 1999 to present) of Equitable Life.


John C. Graves                        Director                    President and Chief Operating Officer, Graves
Graves Ventures, LLC                                              Ventures, LLC (January 2001 to present); Chief
130 Fifth Avenue                                                  of Staff, Earl G. Graves, Ltd. (March 1993 to
New York, NY 10011                                                present), President of Black Enterprise
                                                                  Unlimited (unkown to present); Trustee,
                                                                  Meharry Medical College (September 2001 to
                                                                  present); President, Catholic Big Brothers, Inc.
                                                                  (June 1992 to present); Director, AXA Financial, Inc.
                                                                  and Equitable Life (September 2002 to Present).


James F. Higgins                      Director                    Senior  Advisor, Morgan Stanley (June 2000 to
Morgan Stanley                                                    present); Director/Trustee, Morgan Stanley
Harborside Financial Center                                       Funds (June 2000 to present); President and
Plaza Two, Second Floor                                           Chief Operating Officer - Individual Investor
Jersey City, NJ 07311                                             Group, Morgan Stanley Dean Witter (June 1997 to
                                                                  June 2000); Director and Chairman of the
                                                                  Executive Committee, Georgetown University
                                                                  Board of Regents; Director, The American Ireland
                                                                  Fund; Member, The American Association of the
                                                                  Sovereign Military Order of Malta; Director,
                                                                  AXA Financial, Inc. and Equitable Life
                                                                  (December 2002 to present).


Christina Johnson                     Director                    President and Chief Executive Officer, Saks
Saks Fifth Avenue Enterprises                                     Fifth Avenue Enterprises (February 2001 to
12 East 49th Street                                               present); President and Chief Executive
New York, NY 10017                                                Officer, Saks Fifth Avenue (February 2000 to
                                                                  February 2001); prior thereto, Vice Chairman
                                                                  (September 1998 to February 2000) and Chief
                                                                  Operating Officer (May 1999 to February 2000);
                                                                  Director, Women In Need, Inc.; Regional Vice
                                                                  President for the Greater New York Area, National
                                                                  Italian American Foundation; Director, AXA
                                                                  Financial, Inc. and Equitable Life
                                                                  (September 2002 to present).


Scott D. Miller                       Director                     President, Hyatt Hotels Corporation (January
Hyatt Hotels Corporation                                           2000 to present); Executive Vice President,
200 West Madison Street                                            Hyatt Development Corporation (1997 to 2000);
Chicago, IL 60606                                                  Director, Schindler Holdings, Ltd.
                                                                   (January 2002 to present); Director, Interval
                                                                   International (January 1998 to present);
                                                                   Director, AXA Financial, Inc. and Equitable
                                                                   Life (September 2002 to present).

Joseph H. Moglia                      Director                     Chief Executive Officer, Ameritrade Holding
Ameritrade Holding Corporation                                     Corporation (March 2001 to present); Senior
4211 South 102nd Street                                            Vice President, Merrill Lynch & Co., Inc.
Omaha, NE 68127                                                    (1984 to March 2001); Director, AXA
                                                                   Financial, Inc. and Equitable life (November
                                                                   2002 to present).










                                                                  PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                    POSITIONS AND OFFICES       (AND OTHER POSITIONS)
BUSINESS ADDRESS                      WITH EQUITABLE              WITHIN PAST 2 YEARS
------------------------------------  --------------------------  -----------------------------------------------------
OFFICERS AND DIRECTORS
----------------------
*Stanley B. Tulin                     Director and Vice           See Column 2; Vice Chairman of the Board (since November 1999)
                                      Chairman of the Board       and Chief Financial Officer (since May 1997); prior thereto,
                                      (since February 1998)       Senior Executive Vice President (February 1998 to November 1999),
                                      and Chief Financial         AXA Financial, Inc.; Executive Vice President, AXA (since
                                      Officer (since May          December 2000); Member, AXA's Executive Committee (since December
                                      1996)                       2000); Director, Vice Chairman of the Board and Chief Financial
                                                                  Officer (since December 1999), The Equitable of Colorado Inc.,
                                                                  AXA Financial Services, LLC and AXA Distribution Holding
                                                                  Corporation (since September 1999). (Director, Alliance Capital
                                                                  Management Corporation (since July 1997) and DLJ (June 1997 to
                                                                  November 2000)). Member of the Board of Overseers of Brandeis
                                                                  University's Graduate School of International Economics and
                                                                  Finance. Member of the Board and Treasurer of Jewish Theological
                                                                  Seminary.

Christopher M. Condron                Director, Chairman           Director, President and Chief Executive Officer (May 2001 to
                                      of the Board                 present) of AXA Financial, Inc.; Director, Chairman of the
                                      (since May 2001),            Board (May 2001 to present), President (May 2002 to present)
                                      President (since             and Chief Executive Officer (May 2001 to present) of
                                      May 2002) and                Equitable Life; Member of the Management Board of AXA;
                                      Chief Executive              Member of the Executive Committee, AXA; prior thereto,
                                      Officer (since               served both as President and Chief Operating Officer of
                                      May 2001)                    Mellon Financial Corp. (1999 to 2001) and Chairman and Chief
                                                                   Executive Officer of Dreyfus Corp. (1995 to 2001). Director,
                                                                   Chairman of the Board and Chief Executive Officer (May 2001
                                                                   to present) of AXA Financial Services, LLC, Director of
                                                                   Alliance Capital Management Corporation (May 2001 to
                                                                   present), Director, Chairman of the Board, President and
                                                                   Chief Executive Officer of AXA Distribution Holding
                                                                   Corporation (May 2001 to present) and The Equitable of
                                                                   Colorado, Inc. (May 2001 to present). Director and Treasurer of The American Ireland Fund and Director of Central Supply
                                                                   Corp. Member of the Board of Govenors and Executive
                                                                   Committee of Investment Company Institute.


                                                                  PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                  POSITIONS AND OFFICES         (AND OTHER POSITIONS)
BUSINESS ADDRESS                    WITH EQUITABLE                WITHIN PAST 2 YEARS
----------------------------------  --------------------------    --------------------------------------------------------
OTHER OFFICERS

*Leon B. Billis                     Executive Vice President      See Column 2; Chief Information Officer (November
                                    (since February 1998)         1994 to February 2001) prior thereto, Senior Vice
                                    and AXA Group Deputy          President (until February 1998) and Chief Information
                                    Chief Information             Officer; Executive Vice President (since September
                                    Officer (since February       1999) and AXA Group Deputy Chief Information Officer
                                    2001)                         (since February 2001), AXA Financial Services, LLC;
                                                                  prior thereto, EVP and Chief Information Officer
                                                                  (September 1999-February 2001). Director, J.M.R.
                                                                  Realty Services, Inc. (March 1995 to May 1999).
                                                                  Director, Chief Executive Officer and President of AXA
                                                                  Technology Services (December 2001 to present).



Jennifer Blevins                    Executive Vice President      See Column 2; Executive Vice President (January 2002 to
                                    (January 2002 to present)     present) of AXA Financial Services, LLC; prior thereto,
                                                                  Senior Vice President and Managing Director Worldwide
                                                                  Human Resources of Chubb and Son, Inc. (1999 to December 2001).

MaryBeth Farrell                    Executive Vice President      See Column 2; Senior Vice President (December 1999 to
                                    (December 2001 to present)    December 2001); Executive Vice President (December 2001
                                                                  to present) of AXA Financial Services, LLC.

Stuart L. Faust                     Senior Vice President         See Column 2; Senior Vice President and Deputy General
                                    (September 1997 to present)   Counsel (September 2001 to present) of AXA Financial, Inc.;
                                    and Deputy General Counsel    Senior Vice President (September 1999 to present) and
                                    (November 1999 to present)    Deputy General Counsel (November 1999 to present) of AXA
                                                                  Financial Services, LLC. Senior Vice President and Deputy
                                                                  General Counsel, The Equitable of Colorado, Inc.

John M. Lefferts                    Executive Vice President      See Column 2; Executive Vice President and President of
                                    and President of Retail       Retail Distribution (September 2001 to present) of AXA
                                    Distribution (September       Financial Services, LLC; Director and Executive Vice
                                    2001 to present)              President (September 2001 to present) of The Equitable
                                                                  of Colorado, Inc.; Director (December 2001 to present)
                                                                  of AXA Network, LLC and its subsidiaries. Prior thereto,
                                                                  President of Texas Region (1998 to 2001), Agency Manager
                                                                  (1989 to 1998).

Charles A. Marino                   Senior Vice President         See Column 2; Senior Vice President (September 2000 to
                                    (September 2000 to preset)    present) and Actuary (September 1999 to present) of AXA
                                    and Actuary (May 1998 to      Financial Services, LLC.
                                    present)

Deanna M. Mulligan                  Executive Vice President      See Column 2; Senior Vice President (September 2000 to
                                    (September 2001 to present)   September 2001) Executive Vice President (September 2001
                                                                  to present) of AXA Financial Services LLC. Prior thereto,
                                                                  Principal (and various positions) at McKinsey and
                                                                  Company, Inc. (1992 to 2000).

*Richard V. Silver                  Executive Vice President      See Column 2; Prior thereto, Senior Vice President
                                    (since September 2001) and    (February 1995 to September 2001) and Deputy General
                                    General Counsel (since        Counsel (October 1996 to November 1999); Executive Vice
                                    November 1999)                President and General Counsel (September 2001 to present)
                                                                  of AXA Financial, Inc., Senior Vice President and
                                                                  Deputy General Counsel (October 1996 to September
                                                                  2001); Executive Vice President (September 2001 to
                                                                  present) and General Counsel (November 1999 to
                                                                  present) of AXA Financial Services, Inc., Executive Vice
                                                                  President (September 2001 to present) and General
                                                                  Counsel (December 1999 to present) of The Equitable of
                                                                  Colorado, Inc., Director (July 1999 to present) of AXA
                                                                  Advisors, LLC, Director (November 2001 to present) of
                                                                  Paramount Planners, LLC. Previously held other
                                                                  officerships with Equitable Life and its affiliates.


                                                                  PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                    POSITIONS AND OFFICES       (AND OTHER POSITIONS)
BUSINESS ADDRESS                      WITH EQUITABLE              WITHIN PAST 2 YEARS
----------------------------------  --------------------------    -------------------------------------------------------
*Harvey Blitz                         Senior Vice President       See Column 2; Senior Vice President, AXA Financial,
                                      (September 1987 to          Inc.; Senior Vice President, AXA Financial Services,
                                      present)                    LLC (since September 1999); Senior Vice President,
                                                                  The Equitable of Colorado, Inc.; Director and
                                                                  Chairman, Frontier Trust Company, FSB ("Frontier");
                                                                  Executive Vice President and Director, AXA Advisors
                                                                  LLC (since September 1999) (formerly, "EQF" (until
                                                                  September 1999)); Senior Vice President and Director,
                                                                  AXA Network, LLC (formerly EquiSource); Director and
                                                                  Officer of various Equitable Life affiliates.

*Kevin R. Byrne                       Senior Vice President       See Column 2; Senior Vice President (September 1997 to
                                      (July 1997 to present)      present) and Treasurer (September 1993 to present) of
                                      and Tresurer (September     AXA Financial, Inc. Senior Vice President and
                                      1993 to present)            Treasurer, AXA Financial Services, LLC (since September
                                                                  1999) and The Equitable of Colorado, Inc. (since
                                                                  December 1999). Treasurer, Frontier Trust Company, FSB
                                                                  (since 1990)and AXA Network, LLC (since 1999). Vice
                                                                  President and Treasurer (since March 1997), EQ
                                                                  ADVISORS TRUST. Director (since July 1997), and Senior
                                                                  Vice President and Chief Financial Officer (since
                                                                  April 1998), ACMC, Inc. Senior Vice President and Treasurer,
                                                                  AXA Distribution Holding Corporation (since November
                                                                  1999); Director (since July 1998), Chairman (since
                                                                  August 2000) and Chief Executive Officer (since
                                                                  September 1997), Equitable Casualty Insurance Company;
                                                                  Senior Vice President and Treasurer (December 2001 to
                                                                  present), AXA Advisors, LLC; Director and Deputy
                                                                  Treasurer (December 2001 to present), AXA Technology
                                                                  Services. Previously held other officerships with Equitable Life and its affiliates.

                                                                  PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                    POSITIONS AND OFFICES       (AND OTHER POSITIONS)
BUSINESS ADDRESS                      WITH EQUITABLE              WITHIN PAST 2 YEARS
------------------------------------  --------------------------  ----------------------------------------------------

Selig, Ehrlich                        Executive Vice President    See Column 2; Senior Vice President (September 1999 to
                                      (since December 2001)       December 2001) and Deputy General Manager (September
                                      and Chief Actuary           2000 to December 2001); Executive Vice President,
                                      Manager (since May 2001)    AXA Financial Services, LLC; (since December 2001),
                                                                  Executive Vice President and Chief
                                                                  Actuary, The Equitable of Colorado.

*Judy A. Faucett                      Senior Vice President       See Column 2; Senior Vice President, AXA Client
                                      (since September 1996)      Solutions, LLC (since September 1999); Director,
                                      and Actuary (September      Chairman of the Board and Chief Executive Officer,
                                      1996 to December 1998).     AXA Network, LLC (July 1999 to December 2001). Partner
                                                                  and Senior Actuarial Consultant, Coopers & Lybrand,
                                                                  LLC (January 1989 to August 1996); Consultiing
                                                                  Actuary, Milliman & Robertson (January 1986 to January
                                                                  1989).


*Alvin H. Fenichel                    Senior Vice President       See Column 2; Senior Vice President and Controller,
                                      (June 1989 to present)      AXA Financial, Inc. (since May 1992), The Equitable
                                      and Controller (October     of Colorado, Inc. (since December 1999) and AXA
                                      1990 to present)            Financial Services, LLC (since September 1999).
                                                                  Previously held other officerships with Equitable
                                                                  Life and its affiliates.



                                                                  PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                    POSITIONS AND OFFICES       (AND OTHER POSITIONS)
BUSINESS ADDRESS                      WITH EQUITABLE              WITHIN PAST 2 YEARS
------------------------------------  --------------------------  ----------------------------------------------------
*Paul J. Flora                        Senior Vice President       See Column 2; Senior Vice President (since March
                                      (since March 1996) and      1996) and Auditor (since September 1994), AXA
                                      Auditor (since September    Financial, Inc. Prior thereto, Vice President and
                                      1994)                       Auditor (September 1984 to March 1996). Senior Vice
                                                                  President and Auditor, AXA Financial Services, LLC
                                                                  since September 1999).

*Donald R. Kaplan                     Senior Vice President       See Column 2; Senior Vice President (since October
                                      (since September 1999)      1999) Compliance Officer and Associate General
                                      and Chief Compliance        Counsel (since April 1, 2000), AXA Financial Services,
                                      Officer and Associate       LLC. Previously held other officerships with
                                      General Counsel             Equitable Life and its affiliates.

William I. Levine                     Executive Vice President    Executive Vice President and Chief Information Officer, AXA
                                      and Chief Information       Financial Services, LLC (since February 2001). Member of the
                                      Officer (since February     Advisory Board, AXA Technology Services (2002 to present).
                                      2001)                       Prior thereto, Senior Vice President of Paine Webber (1997 to 2001)

*Richard J. Matteis                   Executive Vice President    Director, AXA Advisors LLC (October 1998 to May 1999);
                                      (since May 1998)            Director, AXA Distributors, LLC (since April 2000).
                                                                  Executive Vice President, AXA Financial Services, LLC
                                                                  (since September 1999).

*Peter D. Noris                       Executive Vice President    See Column 2; Executive Vice President (since May 1995) and
                                      (May 1995 to present) and   Chief Investment Officer (since July 1995), AXA Financial.
                                      Chief Investment Officer    President and Trustee (since March 1997), EQ ADVISORS TRUST.
                                      (July 1995 to present)      Executive Vice President and Chief Investment Officer, The
                                                                  Equitable of Colorado (since December 1999), Executive Vice
                                                                  President, AXA Financial Services, LLC (since September 1999).
                                                                  Executive Vice President, AXA Advisors, LLC; Director,
                                                                  Alliance Capital Management Corporation (July 1995 to
                                                                  present), Executive Vice President, EQF, (November 1996 to
                                                                  September 1999). Director, EREIM Managers Corp. (July 1997
                                                                  to March 2001), and EREIM LP Corp. (October 1997 to March
                                                                  2001).



                                                                  PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                  POSITIONS AND OFFICES         (AND OTHER POSITIONS)
BUSINESS ADDRESS                    WITH EQUITABLE                WITHIN PAST 2 YEARS
----------------------------------- --------------------------    ----------------------------------------------------------
*Anthony C. Pasquale                Senior Vice President         See Column 2; Senior Vice President, AXA Client
                                    (June 1991 to present)        Solutions LLC (since September 1999). Director, Chairman
                                                                  and Chief Operating Officer, Casualty, (September 1997 to
                                                                  August 2000). Director, EREIM LP Corp. (October 1997 to
                                                                  March 2001). Previously held other officerships with
                                                                  Equitable Life and its affiliates.

*Pauline Sherman                    Senior Vice President         See Column 2, Prior thereto, Vice President, Secretary
                                    (since February 1999)         and Associate General Counsel. Senior Vice President,
                                    Secretary (since September    Secretary and Associate General Counsel, AXA Financial Inc.
                                    1995) and Associate           and AXA Client Solutions LLC (since September 1999). Senior
                                    General Counsel (since        Vice President Secretary and Associate General Counsel of The
                                    March 1993)                   Equitable of Colorado (since December 1999). Secretary, AXA
                                                                  Distribution Holding Corporation (since September 1999).
                                                                  Previously held other officerships with Equitable Life.

Jerald E. Hampton                   Executive Vice President      See Column 2; Executive Vice President (May 2002 to present)
                                    (May 2002 to present)         of AXA Financial Services, LLC; Director (May 2002 to
                                                                  present) and Vice Chairman of the Board (August 2002 to
                                                                  present), AXA Advisors, LLC; Chairman and Chief Executive
                                                                  Officer, AXA Network, LLC (May 2002 to present); Director
                                                                  and Chairman of the Board, AXA Distributors, LLC (September
                                                                  2002 to present). Executive Vice President and Director of the Private Client Financial Services Division, Salomon
                                                                  Smith Barney (April 1992 to May 2002).

Jeffrey Green                       Senior Vice President         See Column 2; Senior Vice President (September
                                    (September 2002 to present)   2002 to present) of AXA Financial Services, LLC;
                                                                  Director, President and Chief Operating Officer,
                                                                  AXA Network, LLC (since November 2002); Senior Vice
                                                                  President, AXA Advisors, LLC (since October 2002). Senior
                                                                  Vice President, Product Manager of Salomon Smith Barney
                                                                  (1996 to September 2002).


Item 30.      Persons Controlled by or Under Common Control with the Insurance
              ------------------------------------------------------------------
              Company or Registrant
              ---------------------

Separate Account Nos. 3, 4, 10, 13 and 66 of The Equitable Life Assurance Society of the United States (the "Separate Accounts") are separate accounts of Equitable. Equitable, a New York stock life insurance company is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), (formerly The Equitable Companies Incorporated).

              AXA owns 100% of the Holding Company's outstanding common stock plus convertible preferred stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable life. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                                    AXA GROUP

                   CONSOLIDATED COMPANIES AS AT JUNE 30, 2000

     ACTIVITY           COUNTRY             CONSOLIDATED COMPANY                         SHAREHOLDERS                      OWNERSHIP

FINANCIAL SERVICES     AUSTRALIA        NATIONAL MUTUAL FUND MANAGEMENT         AXA ASIA PACIFIC HOLDINGS LIMITED            100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          AXA INVESTMENT MANAGERS BRUSSELS        AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          AXA BANK BELGIUM                        AXA HOLDINGS BELGIUM                         100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          IPPA VASTGOED                           AXA HOLDINGS BELGIUM                         100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          ROYALE BELGE INVESTISSEMENT             AXA ROYALE BELGE NON VIE                      33.03
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          ROYALE BELGE INVESTISSEMENT             AXA ROYALE BELGE                              66.97
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          AXA REAL ESTATE INVESTMENT MANAGERS     AXA BANK BELGIUM                               0.10
   & REAL ESTATE                          BENELUX
FINANCIAL SERVICES     BELGIUM          AXA REAL ESTATE INVESTMENT MANAGERS     AXA REAL ESTATE INVESTMENT MANAGERS SA        99.90
   & REAL ESTATE                          BENELUX
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA ROYALE BELGE NON VIE                       1.75
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA ROYALE BELGE                               2.15
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA                                           47.31
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA CORPORATE SOLUTIONS                        0.75
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA ASSURANCES IARD                           14.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA KONZERN AG                                 6.84
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 DIRECT ASSURANCES IARD                         0.19
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA LEVEN NV                                   1.95
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 NATIONAL MUTUAL FUND MANAGEMENT                3.77
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA UK PLC                                    17.05
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA COURTAGE IARD                              0.84
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA FRANCE FINANCE                      AXA CONSEIL VIE                               50.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA FRANCE FINANCE                      AXA ASSURANCES VIE                            50.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA GESTION FCP                         AXA INVESTMENT MANAGERS PARIS                 99.99
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS PRIVATE EQUITY  AXA INVESTMENT MANAGERS PRIVATE EQUITY       100.00
   & REAL ESTATE                          EUROPE SA
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS PRIVATE EQUITY  AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA MULTI MANAGER FRANCE                AXA INVESTMENT MANAGERS                        0.01
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA MULTI MANAGER FRANCE                AXA MULTIMANAGER LIMITED                      99.93
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS PARIS           AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA CREDIT                              COMPAGNIE FINANCIERE DE PARIS                 65.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        AXA ASSURANCES IARD                           21.19
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        SOCIETE BEAUJON                                0.92
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        COMPAGNIE FINANCIERE DE PARIS                 51.07
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        JOUR FINANCE                                  20.63
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        AXA COURTAGE IARD                              2.53
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA BANQUE                              COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           BANQUE DE MARCHES ET D'ARBITRAGE        AXA                                           19.51
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           BANQUE DE MARCHES ET D'ARBITRAGE        AXA COURTAGE IARD                              8.20
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COMPAGNIE FINANCIERE DE PARIS           AXA                                          100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           CFP - CREDIT                            COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA ASSET MANAGEMENT CONSULTANT         AXA INVESTMENT MANAGERS                       99.95
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA GESTION INTERESSEMENT               AXA INVESTMENT MANAGERS PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           BANQUE DES TUILERIES                    COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS FUNDS           AXA INVESTMENT MANAGERS                       98.84
   & REAL ESTATE                          MANAGEMENT
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS FUNDS           AXA INVESTMENT MANAGERS PARIS                  1.16
   & REAL ESTATE                          MANAGEMENT
FINANCIAL SERVICES     FRANCE           AXA ASSET MANAGEMENT PRIVATE EQUITY     AXA INVESTMENT MANAGERS PRIVATE               50.48
   & REAL ESTATE                                                                  EQUITY EUROPE SA
FINANCIAL SERVICES     FRANCE           AXA REAL ESTATE MANAGEMENT INVESTMENT   AXA REAL ESTATE INVESTMENT MANAGERS SA        99.96
   & REAL ESTATE                          MANAGERS
FINANCIAL SERVICES     FRANCE           AXA REAL ESTATE INVESTMENT MANAGERS SA  AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           SOFAPI                                  COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           HOLDING SOFFIM                          COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           SOFINAD                                 COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA ASSET MANAGEMENT DEUTSCHLAND        AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE                          GMBH
FINANCIAL SERVICES     GERMANY          AXA INVESTMENT MANAGERS DEUTSCHLAND     AXA INVESTMENT MANAGERS                       85.00
   & REAL ESTATE                          GMBH
FINANCIAL SERVICES     GERMANY          AXA TRUST GMBH                          SUN LIFE DEUTSCHLAND LIMITED                 100.00
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA VORSORGEBANK                        AXA KONZERN AG                               100.00
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA REAL ESTATE MANAGEMENT              AXA VERSICHERUNG                              14.00
   & REAL ESTATE                          DEUTSCHLAND
FINANCIAL SERVICES     GERMANY          AXA REAL ESTATE MANAGEMENT              AXA REAL ESTATE INVESTMENT MANAGERS SA        86.00
   & REAL ESTATE                          DEUTSCHLAND
FINANCIAL SERVICES     GERMANY          AXA BAUSPARKASSE AG                     AXA KONZERN AG                                66.67
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA BAUSPARKASSE AG                     AXA LEBEN                                     33.01
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA ASSET MANAGEMENT LTD                AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS GS              AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS LIMITED         AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA MULTIMANAGER LIMITED                AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA REAL ESTATE INVESTMENT              AXA REAL ESTATE INVESTMENT MANAGERS SA       100.00
   & REAL ESTATE                          MANAGERS LTD
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS UK              AXA INVESTMENT MANAGERS                       66.67
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS UK              AXA ASSET MANAGEMENT LTD                      33.33
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE DEUTSCHLAND LIMITED            AXA ASSET MANAGEMENT LTD                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE GLOBAL MANAGEMENT LIMITED      AXA ASSET MANAGEMENT LTD                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE GLOBAL SERVICES LIMITED        AXA ASSET MANAGEMENT LTD                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE MANAGEMENT LIMITED             SUN LIFE GLOBAL MANAGEMENT LIMITED           100.00
   & REAL ESTATE                          ISLE OF MAN
FINANCIAL SERVICES     HONG KONG        AXA INVESTMENT MANAGERS HK SAR         AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     HONG KONG        AXA INVESTMENT MANAGERS HONG KONG       AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     HUNGARY          AXA BIZTOSITO PENSION FUND              AXA KONZERN AG (Austria)                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     ITALY            AXA INVESTMENT MANAGERS ITALIA          AXA INVESTMENT MANAGERS                       99.00
   & REAL ESTATE
FINANCIAL SERVICES     ITALY            AXA INVESTMENT MANAGERS ITALIA          AXA ASSICURAZIONI                              1.00
   & REAL ESTATE
FINANCIAL SERVICES     ITALY            AXA REAL ESTATE INVESTMENT MANAGERS     AXA REAL ESTATE INVESTMENT MANAGERS SA       100.00
   & REAL ESTATE                          ITALIA
FINANCIAL SERVICES     JAPAN            AXA INVESTMENT MANAGERS TOKYO           AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     SPAIN            AXA REAL ESTATE INVESTMENT MANAGERS     AXA REAL ESTATE INVESTMENT MANAGERS SA       100.00
   & REAL ESTATE                          IBERICA
FINANCIAL SERVICES     THE NETHERLANDS  AXA INVESTMENT MANAGERS DEN HAAG        AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA GLOBAL STRUCTURED PRODUCT           AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS HOLDINGS INC.   AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS NEW YORK        AXA INVESTMENT MANAGERS ROSE                 100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS PRIVATE         AXA INVESTMENT MANAGERS PRIVATE EQUITY       100.00
   & REAL ESTATE                          EQUITY F
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS ROSE            AXA INVESTMENT MANAGERS                       90.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS ROSE            AXA INVESTMENT MANAGERS HOLDING INC.          10.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA ROSENBERG LLC                       AXA INVESTMENT MANAGERS ROSE                  50.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    ALLIANCE CAPITAL MANAGEMENT CORP.       THE EQUITABLE LIFE ASSURANCE SOCIETY          74.91
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    ALLIANCE CAPITAL MANAGEMENT CORP.       AXA FINANCIAL INC.                            25.09
   & REAL ESTATE
HOLDINGS & MISC.       AUSTRALIA        AXA ASIA PACIFIC HOLDINGS LIMITED       AXA EQUITY & LAW LIFE ASSURANCE SOCIETY        8.90
   BUSINESSES
HOLDINGS & MISC.       AUSTRALIA        AXA ASIA PACIFIC HOLDINGS LIMITED       AXA                                           42.10
   BUSINESSES
HOLDINGS & MISC.       AUSTRIA          AXA KONZERN AG (Austria)                AXA LEBEN                                     10.05
   BUSINESSES
HOLDINGS & MISC.       AUSTRIA          AXA KONZERN AG (Austria)                AXA VERSICHERUNG                              89.95
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          ROYALE BELGE INTERNATIONAL              ROYALE BELGE INVESTISSEMENT                  100.00
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    AXA CORPORATE SOLUTION ASSURANCE               6.21
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    AXA                                           84.28
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    AXA COURTAGE IARD                              5.41
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    VINCI BV                                       4.07
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA CHINA                               AXA CHINA REGION LIMITED                      49.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA CHINA                               AXA                                           51.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA PARTICIPATION II                    AXA                                          100.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA INVESTMENT MANAGERS                        2.33
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA INSURANCE HOLDING JAPAN                    4.21
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA ROYALE BELGE NON VIE                       3.45
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA ROYALE BELGE                               4.24
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA                                           20.17
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA CORPORATE SOLUTIONS                        3.27
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA KONZERN AG                                14.28
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA FRANCE ASSURANCE                          20.03
   BUSINESSES
HOLDINGS & MISC.       FRANCE           SOCIETE BEAUJON                         AXA                                           99.77
   BUSINESSES
HOLDINGS & MISC.       FRANCE           SOCIETE BEAUJON                         AXA ASSURANCES IARD                            0.22
   BUSINESSES
HOLDINGS & MISC.       FRANCE           COLISEE EXCELLENCE                      AXA PARTICIPATION II                         100.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           JOUR FINANCE                            AXA CONSEIL VIE                               60.47
   BUSINESSES
HOLDINGS & MISC.       FRANCE           JOUR FINANCE                            AXA ASSURANCES IARD                           39.53
   BUSINESSES
HOLDINGS & MISC.       FRANCE           MOFIPAR                                 AXA                                          100.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA FRANCE ASSURANCE                    AXA                                          100.00
   BUSINESSES
HOLDINGS & MISC.       GERMANY          AXA KONZERN AG                          AXA                                           25.49
   BUSINESSES
HOLDINGS & MISC.       GERMANY          AXA KONZERN AG                          KOLNISCHE VERWALTUNGS                         25.63
   BUSINESSES
HOLDINGS & MISC.       GERMANY          AXA KONZERN AG                          VINCI BV                                      39.73
   BUSINESSES
HOLDINGS & MISC.       GERMANY          GRE CONTINENTAL EUROPE HOLDING GMBH     AXA KONZERN AG                               100.00
   BUSINESSES
HOLDINGS & MISC.       GERMANY          KOLNISCHE VERWALTUNGS                   AXA                                            8.83
   BUSINESSES
HOLDINGS & MISC.       GERMANY          KOLNISCHE VERWALTUNGS                   AXA KONZERN AG                                23.02
   BUSINESSES
HOLDINGS & MISC.       GERMANY          KOLNISCHE VERWALTUNGS                   VINCI BV                                      67.72
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    AXA EQUITY & LAW PLC                    AXA                                           99.94
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    GUARDIAN ROYAL EXCHANGE PLC             AXA UK PLC                                   100.00
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    AXA UK PLC                              AXA EQUITY & LAW PLC                          21.70
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    AXA UK PLC                              AXA                                           78.30
   BUSINESSES
HOLDINGS & MISC.       ITALY            AXA ITALIA S.P.A                        AXA CONSEIL VIE                                1.76
   BUSINESSES
HOLDINGS & MISC.       ITALY            AXA ITALIA S.P.A                        AXA                                           98.24
   BUSINESSES
HOLDINGS & MISC.       JAPAN            AXA INSURANCE HOLDING JAPAN             AXA                                           96.42
   BUSINESSES


     ACTIVITY                COUNTRY               CONSOLIDATED COMPANY                  SHAREHOLDERS                      OWNERSHIP

HOLDINGS & MISC.          LUXEMBOURG          AXA LUXEMBOURG SA                    AXA HOLDINGS BELGIUM                      100.00
   BUSINESSES
HOLDINGS & MISC.          MOROCCO             AXA ONA                              AXA                                        51.00
   BUSINESSES
HOLDINGS & MISC.          SINGAPORE           AXA INSURANCE INVESTMENT HOLDING     AXA                                       100.00
   BUSINESSES
HOLDINGS & MISC.          SPAIN               AXA AURORA                           AXA                                       100.00
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     GELDERLAND                           AXA HOLDINGS BELGIUM                      100.00
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     AXA ROYALE BELGE NON VIE                   17.29
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     AXA ROYALE BELGE                           21.24
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     GELDERLAND                                 38.94
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     ROYALE BELGE INTERNATIONAL                 12.77
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     AXA HOLDINGS BELGIUM                        4.11
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA VERZEKERINGEN                    AXA NEDERLAND BV                          100.00
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     VINCI BV                             AXA                                       100.00
   BUSINESSES
HOLDINGS & MISC.          TURKEY              AXA OYAK HOLDING AS                  AXA                                        50.00
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA EQUITY & LAW LIFE ASSURANCE SOCIETY     4.09
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA                                        92.48
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA CORPORATE SOLUTIONS                     2.95
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   SOCIETE BEAUJON                             0.44
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA CORPORATE SOLUTIONS REINSURANCE CY      0.03
   BUSINESSES
INSURANCE & REINSURANCE   AUSTRALIA           AUSTRALIAN CASUALTY INSURANCE        AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
                                                PTY LTD
INSURANCE & REINSURANCE   AUSTRALIA           NATIONAL MUTUAL HEALTH INSUR PY      AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
                                                LIMITED
INSURANCE & REINSURANCE   AUSTRALIA           NATIONAL MUTUAL INTERNATIONAL        AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
INSURANCE & REINSURANCE   AUSTRALIA           NATIONAL MUTUAL FINANCIAL SERVICES   AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
INSURANCE & REINSURANCE   AUSTRIA             AXA VERSICHERUNG                     AXA KONZERN AG (Austria)                  100.00
INSURANCE & REINSURANCE   AUSTRIA             AXA LEBEN                            AXA KONZERN AG (Austria)                  100.00
INSURANCE & REINSURANCE   BELGIUM             AXA ROYALE BELGE                     AXA HOLDINGS BELGIUM                       99.58
INSURANCE & REINSURANCE   BELGIUM             AXA ROYALE BELGE                     UAB                                         0.42
INSURANCE & REINSURANCE   BELGIUM             ARDENNE PREVOYANTE                   AXA ROYALE BELGE NON VIE                    0.05
INSURANCE & REINSURANCE   BELGIUM             ARDENNE PREVOYANTE                   AXA HOLDINGS BELGIUM                       99.95
INSURANCE & REINSURANCE   BELGIUM             ASSURANCES LA POSTE                  AXA HOLDINGS BELGIUM                       50.00
INSURANCE & REINSURANCE   BELGIUM             ASSURANCES LA POSTE VIE              AXA HOLDINGS BELGIUM                       50.00
INSURANCE & REINSURANCE   BELGIUM             UAB NON VIE                          AXA HOLDINGS BELGIUM                      100.OO
INSURANCE & REINSURANCE   CANADA              AXA CS ASSURANCE CANADA              AXA CORPORATE SOLUTION ASSURANCE          100.00
INSURANCE & REINSURANCE   CANADA              AXA CANADA                           AXA                                       100.00
INSURANCE & REINSURANCE   CHINA               AXA MINMETALS ASSURANCE CO LTD       AXA CHINA                                  51.00
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTION ASSURANCE     AXA CORPORATE SOLUTIONS                    98.49
INSURANCE & REINSURANCE   FRANCE              AXA CONSEIL VIE                      AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              ARGOVIE                              AXA COLLECTIVES                            94.03
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA                                        94.97
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA ASSURANCES IARD                         2.72
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA FRANCE ASSURANCE                        0.10
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA COURTAGE IARD                           2.20
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA COLLECTIVES                             0.02
INSURANCE & REINSURANCE   FRANCE              AXA ASSURANCES IARD                  AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              AXA RE FINANCE                       AXA CORPORATE SOLUTIONS                    65.83
INSURANCE & REINSURANCE   FRANCE              AXA RE FINANCE                       AXA CESSIONS                               13.17
INSURANCE & REINSURANCE   FRANCE              AXA ASSURANCES VIE                   AXA FRANCE ASSURANCE                       88.87
INSURANCE & REINSURANCE   FRANCE              AXA ASSURANCES VIE                   AXA COLLECTIVES                            11.13
INSURANCE & REINSURANCE   FRANCE              C.G.R.M. MONTE-CARLO                 AXA CORPORATE SOLUTIONS                    99.99
INSURANCE & REINSURANCE   FRANCE              JURIDICA                             AXA FRANCE ASSURANCE                       98.51
INSURANCE & REINSURANCE   FRANCE              DIRECT ASSURANCES IARD               AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              DIRECT ASSURANCES VIE                AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              NATIO ASSURANCES                     AXA ASSURANCES IARD                        50.00
INSURANCE & REINSURANCE   FRANCE              NSM VIE                              AXA ASSURANCES IARD                         0.16
INSURANCE & REINSURANCE   FRANCE              NSM VIE                              AXA FRANCE ASSURANCE                       39.91
INSURANCE & REINSURANCE   FRANCE              AXA ASSISTANCE                       AXA                                       100.00
INSURANCE & REINSURANCE   FRANCE              SPS RE                               AXA CORPORATE SOLUTIONS                    69.94
INSURANCE & REINSURANCE   FRANCE              AXA CESSIONS                         AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   FRANCE              SAINT GEORGES RE                     AXA                                       100.00
INSURANCE & REINSURANCE   FRANCE              AXA CONSEIL IARD                     AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              AXA COURTAGE IARD                    AXA FRANCE ASSURANCE                       99.65
INSURANCE & REINSURANCE   FRANCE              AXA COLLECTIVES                      AXA ASSURANCES IARD                         3.69
INSURANCE & REINSURANCE   FRANCE              AXA COLLECTIVES                      AXA FRANCE ASSURANCE                       95.71
INSURANCE & REINSURANCE   GERMANY             AXA LEBEN                            AXA KONZERN AG                             47.81
INSURANCE & REINSURANCE   GERMANY             AXA LEBEN                            AXA VERSICHERUNG                           52.19
INSURANCE & REINSURANCE   GERMANY             AXA VERSICHERUNG                     AXA KONZERN AG                             74.41
INSURANCE & REINSURANCE   GERMANY             AXA VERSICHERUNG                     GRE CONTINENTAL EUROPE HOLDING GMBH        25.59
INSURANCE & REINSURANCE   GERMANY             AXA KRANKEN VERSICHERUNG             AXA KONZERN AG                             52.69
INSURANCE & REINSURANCE   GERMANY             AXA KRANKEN VERSICHERUNG             AXA LEBEN                                  46.71
INSURANCE & REINSURANCE   GERMANY             AXA ART                              AXA KONZERN AG                            100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       ACS ASSURANCE UK BRANCH              AXA CORPORATE SOLUTION ASSURANCE          100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA EQUITY & LAW LIFE ASSURANCE      AXA SUN LIFE                              100.00
                                                SOCIETY
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA INSURANCE UK                     GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA SUN LIFE                         AXA UK PLC                                100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA UK HOLDING PLC                   AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       E_BUSINESS AXA UK                    AXA UK PLC                                100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       THE ROYAL EXCHANGE ASSURANCE PLC     GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA GLOBAL RISKS (U.K.) LTD          AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA UK                               AXA                                       100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       PPP GROUP PLC                        GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA PPP HEALTHCARE LTD               AXA INSURANCE UK                          100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       PPP LIFETIMECARE                     GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA REINSURANCE UK PLC               AXA UK HOLDING PLC                        100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       ENGLISH & SCOTTISH                   AXA UK                                    100.00
INSURANCE & REINSURANCE   HONG KONG           AXA CHINA REGION LIMITED             NATIONAL MUTUAL INTERNATIONAL             100.00
INSURANCE & REINSURANCE   HONG KONG           AXA INSURANCE HONG-KONG              AXA                                        17.50
INSURANCE & REINSURANCE   HONG KONG           AXA INSURANCE HONG-KONG              AXA INSURANCE INVESTMENT HOLDING           82.50
INSURANCE & REINSURANCE   HONG KONG           AXA GENERAL INSURANCE HK             AXA                                       100.00
INSURANCE & REINSURANCE   HUNGARY             AXA BIZTOSITO                        AXA KONZERN AG (AUSTRIA)                  100.00
INSURANCE & REINSURANCE   IRELAND             GUARDIAN PMPA GROUP LTD              GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   ITALY               AXA INTERLIFE                        AXA ITALIA S.P.A                          100.00
INSURANCE & REINSURANCE   ITALY               AXA ASSICURAZIONI                    AXA ITALIA S.P.A                           98.12
INSURANCE & REINSURANCE   ITALY               AXA ASSICURAZIONI                    AXA COLLECTIVES                             1.88
INSURANCE & REINSURANCE   ITALY               UAP VITA                             AXA ITALIA S.P.A                          100.00
INSURANCE & REINSURANCE   JAPAN               AXA GROUP LIFE JAPAN                 AXA INSURANCE HOLDING JAPAN               100.00
INSURANCE & REINSURANCE   JAPAN               AXA LIFE JAPAN                       AXA INSURANCE HOLDING JAPAN               100.00
INSURANCE & REINSURANCE   JAPAN               AXA NON LIFE INSURANCE CO LTD        AXA                                       100.00
INSURANCE & REINSURANCE   LUXEMBOURG          AXA ASSURANCE LUXEMBOURG             AXA LUXEMBOURG SA                         100.00
INSURANCE & REINSURANCE   LUXEMBOURG          AXA ASSURANCE. VIE LUXEMBOURG        AXA LUXEMBOURG SA                         100.00
INSURANCE & REINSURANCE   LUXEMBOURG          CREALUX                              AXA HOLDINGS BELGIUM                      100.00
INSURANCE & REINSURANCE   LUXEMBOURG          FUTUR RE                             AXA CORPORATE SOLUTION ASSURANCE          100.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA INSURANCE UK                           20.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA PORTUGAL COMPANHIA DE SEGUROS           5.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA VERSICHERUNG                           20.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA ASSICURAZIONI                           5.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA AURORA IBERICA                         10.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            ROYALE BELGE INVESTISSEMENT                20.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            SAINT GEORGES RE                           20.00
INSURANCE & REINSURANCE   MOROCCO             AXA ASSURANCE MAROC                  AXA ONA                                    99.99
INSURANCE & REINSURANCE   MOROCCO             EPARGNE CROISSANCE                   AXA ASSURANCE MAROC                        99.59
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA CORPORATE SOLUTION ASSURANCE            9.07
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA PORTUGAL SEGUROS VIDA                   2.15
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA CONSEIL VIE                             5.37
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA                                        83.02
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA CONSEIL VIE                            87.63
                                                DE VIDA SA
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA                                         7.46
                                                DE VIDA SA
INSURANCE & REINSURANCE   SINGAPORE           AXA INSURANCE SINGAPORE              AXA                                        25.77
INSURANCE & REINSURANCE   SINGAPORE           AXA INSURANCE SINGAPORE              AXA INSURANCE INVESTMENT HOLDING           74.23
INSURANCE & REINSURANCE   SINGAPORE           AXA LIFE SINGAPOUR                   NATIONAL MUTUAL INTERNATIONAL             100.00
INSURANCE & REINSURANCE   SINGAPORE           AXA CORPORATE SOLUTIONS. ASIA        AXA CORPORATE SOLUTIONS                   100.00
                                                PACIFIC PRIVATE LTD
INSURANCE & REINSURANCE   SPAIN               AXA AURORA VIDA DE SEGUROS Y         AXA AURORA                                 99.68
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               AYUDA LEGAL SA DE SEGUROS Y          AXA AURORA VIDA                            12.00
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               AYUDA LEGAL SA DE SEGUROS Y          AXA AURORA IBERICA                         88.00
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               HILO DIRECT SA DE SEGUROS Y          AXA AURORA                                 50.00
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               AXA AURORA IBERICA                   AXA AURORA                                 99.68

     ACTIVITY                COUNTRY                 CONSOLIDATED COMPANY            SHAREHOLDERS                          OWNERSHIP

INSURANCE & REINSURANCE   SWITZERLAND       AXA COMPAGNIE D'ASSURANCES             AXA                                        99.95
INSURANCE & REINSURANCE   SWITZERLAND       AXA COMPAGNIE D'ASSURANCE SUR LA VIE   AXA                                        94.99
INSURANCE & REINSURANCE   SWITZERLAND       AXA COMPAGNIE D'ASSURANCE SUR LA VIE   AXA COMPAGNIE D'ASSURANCES                  5.00
INSURANCE & REINSURANCE   THE NETHERLANDS   AXA LEVEN NV                           AXA VERZEKERINGEN                         100.00
INSURANCE & REINSURANCE   THE NETHERLANDS   UNIROBE GROEP                          AXA NEDERLAND BV                          100.00
INSURANCE & REINSURANCE   THE NETHERLANDS   AXA SCHADE                             AXA VERZEKERINGEN                         100.00
INSURANCE & REINSURANCE   THE NETHERLANDS   AXA ZORG NV                            AXA VERZEKERINGEN                         100.00
INSURANCE & REINSURANCE   TURKEY            AXA OYAK HAYAT SIGORTA                 AXA OYAK HOLDING AS                       100.00
INSURANCE & REINSURANCE   TURKEY            AXA OYAK SIGORTA                       AXA OYAK HOLDING AS                        70.92
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTION INSURANCE CO    AXA CORPORATE SOLUTIONS REINSURANCE       100.00
                                                                                     CY
INSURANCE & REINSURANCE   UNITED STATES     AXA CORP. SOLUTIONS PROPERTY           AXA CORPORATE SOLUTIONS REINSURANCE       100.00
                                              & CASUALTY                             CY
INSURANCE & REINSURANCE   UNITED STATES     AXA AMERICA CORPORATE SOLUTIONS, INC   AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   UNITED STATES     THE EQUITABLE LIFE ASSURANCE SOCIETY   AXA FINANCIAL INC.                        100.00
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTIONS REINSURANCE    AXA AMERICA CORPORATE SOLUTIONS, INC      100.00
                                              CY
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTIONS AMERICA INS.   AXA CORPORATE SOLUTIONS PROPERTY          100.00
                                              CY                                     & CASUALTY
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTIONS LIFE           AXA CORPORATE SOLUTIONS REINSURANCE CY    100.00
                                              REINSURANCE COMPANY

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2002


                                                                                        State of   State of               Number of
                                                                              Type of   Incorp. or Principal   Federal      Shares
                                                                             Subsidiary  Domicile  Operation  Tax ID #      Owned
                                                                             ----------  --------  ---------  ---------     -----
AXA Financial, Inc.  (Notes 1 & 2)   **                                                     DE         NY    13-3623351
     Frontier Trust Company, FSB  (Note 7)                                                  ND         ND    45-0373941        1,000
     AXA Financial Services, LLC   (Note 2)                                                 DE         NY    52-2197822            -
        AXA Distribution Holding Corporation  (Note 2)                                      DE         NY    13-4078005        1,000
           AXA Advisors, LLC     (Note 5)                                                   DE         NY    13-4071393            -
           AXA Network, LLC     (Note 6)                                     Operating      DE         NY    06-1555494            -
              AXA Network of Alabama, LLC                                    Operating      AL         AL    06-1562392            -
              AXA Network of Connecticut, Maine and New York, LLC            Operating      DE         NY    13-4085852            -
              AXA Network Insurance Agency of Massachusetts, LLC             Operating      MA         MA    04-3491734            -
              AXA Network of Nevada, Inc.                                    Operating      NV         NV    13-3389068
              AXA Network of Puerto Rico, Inc.                               Operating     P.R.       P.R.   66-0577477
              AXA Network Insurance Agency of Texas, Inc.                    Operating      TX         TX    75-2529724            -
           Paramount Planners, LLC                                           Operating      DE         NY    06-1602479            -
        The Equitable Life Assurance Society of the United States  (Note 2)* Insurance      NY         NY    13-5570651    2,000,000
           The Equitable of Colorado, Inc. *                                 Insurance      CO         CO    13-3198083    1,000,000
           Equitable Deal Flow Fund, L.P.                                    Investment     DE         NY    13-3385076            -
              Equitable Managed Assets, L.P.                                 Investment     DE         NY    13-3385080            -
           Real Estate Partnership Equities (various)                        Investment     **                    -                -
           Equitable Holdings, LLC  (Notes 3 & 4)                               HCO         NY         NY    22-2766036            -
              See Attached Listing A
           ACMC, Inc.     (Note 4)                                              HCO         DE         NY    13-2677213    5,000,000
           Wil-Gro, Inc                                                      Investment     PA         PA    23-2702404        1,000
           STCS, Inc.                                                        Investment     DE         NY    13-3761592        1,000
           Fox Run, Inc.                                                     Investment     MA         NY    23-2762596        1,000
           FTM Corp.                                                         Investment     MD         MD    13-3778225        1,000
           EVSA, Inc.                                                        Investment     DE         PA    23-2671508           50
           Equitable Rowes Wharf, Inc.                                       Investment     MA         MA    04-3272826        1,000
           Prime Property Funding II, Inc.                                   Operating      DE         NY    13-3961599
           Sarasota Prime Hotels, LLC                                        Investment     FL         GA    58-2330533            -
           ECLL, Inc.                                                        Investment     MI         GA    58-2377569





                                                                                      Parent's
                                                                                     Percent of
                                                                                      Ownership                 Comments
                                                                                      or Control        (e.g., Basis of Control)
                                                                                      ----------        ------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **
     Frontier Trust Company, FSB  (Note 7)                                             100.00%
     AXA Financial Services, LLC   (Note 2)                                            100.00%
        AXA Distribution Holding Corporation  (Note 2)                                 100.00%
           AXA Advisors, LLC     (Note 5)                                              100.00%
           AXA Network, LLC     (Note 6)                                               100.00%
              AXA Network of Alabama, LLC                                              100.00%
              AXA Network of Connecticut, Maine and New York, LLC                      100.00%
              AXA Network Insurance Agency of Massachusetts, LLC                       100.00%
              AXA Network of Nevada, Inc.                                              100.00%
              AXA Network of Puerto Rico, Inc.                                         100.00%
              AXA Network Insurance Agency of Texas, Inc.                              100.00%
           Paramount Planners, LLC                                                     100.00%
        The Equitable Life Assurance Society of the United States  (Note 2)*           100.00%          NAIC # 62944
           The Equitable of Colorado, Inc. *                                           100.00%          NAIC # 62880
           Equitable Deal Flow Fund, L.P.                                                    -          G.P & L.P.
              Equitable Managed Assets, L.P.                                                 -          G.P.
           Real Estate Partnership Equities (various)                                        -          **
           Equitable Holdings, LLC  (Notes 3 & 4)                                      100.00%
              See Attached Listing A
           ACMC, Inc.     (Note 4)                                                     100.00%
           Wil-Gro, Inc.                                                               100.00%
           STCS, Inc.                                                                  100.00%
           Fox Run, Inc.                                                               100.00%
           FTM Corp.                                                                   100.00%
           EVSA, Inc.                                                                  100.00%
           Equitable Rowes Wharf, Inc.                                                 100.00%
           Prime Property Funding II, Inc.                                             100.00%
           Sarasota Prime Hotels, LLC                                                  100.00%
           ECLL, Inc.                                                                  100.00%

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2002               03/24/03
---------------------------------------------------------

    *   Affiliated Insurer

    ** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

    *** All subsidiaries are corporations, except as otherwise noted.

        1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

        2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.

                Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.

                Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.

                Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.

        3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

        4. In October 1999, Alliance Capital Management Holding L.P. ("Alliance Holding") reorganized by transferring its business and assets to Alliance Capital Management L.P., a newly formed private partnership ("Alliance Capital").

            As of SEPTEMBER 30, 2002, AXF and its subsidiaries owned 51.41% of the issued and outstanding units of limited partnership interest in Alliance Capital (the "Alliance Capital Units"), as follows:
                   AXF held directly 32,623,675 Alliance Capital Units (13.05%), Equitable Life directly owned 5,219,396 Alliance Capital
                     Units (2.09%),
                   ACMC, Inc. owned 66,220,822 Alliance Capital Units (26.50%),
                     and
                   ECMC, LLC owned 24,415,727 Alliance Capital Units (9.77%).

                Alliance Capital Management Corporation also owns a 1% general partnership interest in Alliance Capital.

              In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.95% each), representing assignments of beneficial ownership of limited partnership interests in Alliance Holding (the "Alliance Holding Units"). Alliance Capital Management Corp. owns 100,000 units of general partnership interest (0.13%), in Alliance Holding. Alliance Holding Units are publicly traded on the New York Stock Exchange.

        5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

        6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

        7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

        8. Effective June 1, 2001, Equitable Structured Settlement Corp. was transferred from ELAS to Equitable Holdings, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2002
---------------------------------------------------------


Dissolved: - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to
                Credit Suisse Group.
           - 100 Federal Street Funding Corporation was dissolved
                August 31, 1998.
           - 100 Federal Street Realty Corporation was dissolved
               December 20, 2001.
           - CCMI Corp. was dissolved on October 7, 1999.
           - ELAS Realty, Inc. was dissolved January 29, 2002.
           - EML Associates, L.P. was dissolved March 27, 2001.
           - EQ Services, Inc. was dissolved May 11, 2001.
           - Equitable BJVS, Inc. was dissolved October 3, 1999.
           - Equitable Capital Management Corp. became ECMC, LLC on
                November 30, 1999.
           - Equitable JV Holding Corp. was dissolved on June 1, 2002.
           - Equitable JVS II, Inc. was dissolved December 4, 1996
           - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was dissolved on December 31, 2000.
           - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
           - EREIM Managers Corporation was dissolved March 27, 2001.
           - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001.
           - EVLICO, Inc. was dissolved in 1999.
           - Franconom, Inc. was dissolved on December 4, 2000.
           - GP/EQ Southwest, Inc. was dissolved October 21, 1997.
           - HVM Corp. was dissolved on Feb. 16, 1999.
           - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
           - Prime Property Funding, Inc. was dissolved in Feb. 1999.
           - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
           - Six-Pac G.P., Inc. was dissolved July 12,1999.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2002
LISTING A - EQUITABLE HOLDINGS, LLC


                                                                                        State of   State of                Number of
                                                                             Type of   Incorp. or Principal     Federal      Shares
                                                                            Subsidiary  Domicile  Operation    Tax ID #      Owned
                                                                            ----------  --------  ---------    ---------     -----
AXA Financial, Inc.

     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States  *
           Equitable Holdings, LLC
              ELAS Securities Acquisition Corporation                        Operating     DE         NY      13-3049038       500
              Equitable Casualty Insurance Company *                         Operating     VT         VT      06-1166226     1,000
              ECMC, LLC   (See Note 4 on Page 2)                             Operating     DE         NY      13-3266813         -
                 Equitable Capital Private Income & Equity
                   Partnership II, L.P.                                      Investment    DE         NY      13-3544879         -
              Alliance Capital Management Corporation (See Note 4 on Page 2) Operating     DE         NY      13-3633538       100
                 See Attached Listing B
              Equitable JVS, Inc.                                            Investment    DE         GA      58-1812697     1,000
                 Astor Times Square Corp.                                    Investment    NY         NY      13-3593699       100
                 Astor/Broadway Acquisition Corp.                            Investment    NY         NY      13-3593692       100
                 PC Landmark, Inc.                                           Investment    TX         TX      75-2338215     1,000
                 EJSVS, Inc.                                                 Investment    DE         NJ      58-2169594     1,000
              AXA Distributors, LLC                                          Operating     DE         NY      52-2233674         -
                 AXA Distributors Insurance Agency of Alabama, LLC           Operating     DE         AL      52-2255113         -
                 AXA Distriburors Insurance Agency, LLC                      Operating     DE     CT, ME,NY   06-1579051         -
                 AXA Distributors Insurance Agency of Massachusetts, LLC     Operating     MA         MA      04-3567096         -
                 AXA Distributors Insurance Agency of Texas, Inc.            Operating     TX         TX      74-3006330     1,000
              J.M.R. Realty Services, Inc.                                   Operating     DE         NY      13-3813232     1,000
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)  Operating     DE         NJ      22-3492811       100



                                                                                         Parent's
                                                                                        Percent of
                                                                                        Ownership          Comments
                                                                                        or Control (e.g., Basis of Control)
                                                                                        ---------- ------------------------

AXA Financial, Inc.

     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States  *
           Equitable Holdings, LLC
              ELAS Securities Acquisition Corporation                                      100.00%
              Equitable Casualty Insurance Company *                                       100.00%
              ECMC, LLC   (See Note 4 on Page 2)                                           100.00%
                 Equitable Capital Private Income & Equity                                           ECMC is G.P.
                   Partnership II, L.P.                                                          -   ("Deal Flow Fund II")
              Alliance Capital Management Corporation (See Note 4 on Page 2)               100.00%
                 See Attached Listing B
              Equitable JVS, Inc.                                                          100.00%
                 Astor Times Square Corp.                                                  100.00%
                 Astor/Broadway Acquisition Corp.                                          100.00% G.P. of Astor Acquisition. L.P.
                 PC Landmark, Inc.                                                         100.00%
                 EJSVS, Inc.                                                               100.00%
              AXA Distributors, LLC                                                        100.00%
                 AXA Distributors Insurance Agency of Alabama, LLC                         100.00%
                 AXA Distriburors Insurance Agency, LLC                                    100.00%
                 AXA Distributors Insurance Agency of Massachusetts, LLC                   100.00%
                 AXA Distributors Insurance Agency of Texas, Inc.                          100.00%
              J.M.R. Realty Services, Inc.                                                 100.00%
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)                100.00%



*   Affiliated Insurer

        Equitable Investment Corp merged into Equitable Holdings, LLC on
            November 30, 1999.
        Equitable Capital Management Corp. became ECMC, LLC on November 30,
            1999.
        Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Holding Corp.
        Efective January 1, 2002, Equitable Distributors, Inc. merged into AXA
            Distributors, LLC.



AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2002
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
                                                                                            State of   State of            Number of
                                                                                 Type of   Incorp. or Principal   Federal     Shares
                                                                                Subsidiary  Domicile  Operation  Tax ID #     Owned
                                                                                ----------  --------  ---------  ---------    -----
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation


                 Alliance Capital Management Holding L.P. (See Note 4 on Page 2)Operating      DE         NY
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)       Operating      DE         NY    13-3434400
                    Albion Alliance LLC                                         Operating      DE         NY    13-3903734
                    Cursitor Alliance LLC                                          HCO         DE         MA    22-3424339
                       Cursitor Eaton Asset Management Co.                      Operating      NY         MA    13-3379955
                    Alliance Capital Management LLC                                HCO         DE         NY
                       Sanford C. Bernstein & Co., LLC                          Operating      DE         NY
                    Alliance Capital Management Corp. of Delaware                  HCO         DE         NY    13-2778645        10
                       ACAM Trust Company Private Ltd.                          Operating    India      India        -
                       ACM Global Investor Services S.A.                        Operating     Lux.       Lux.        -
                          ACM Fund Services (Espana) S.L.                       Operating    Spain      Spain        -
                       ACM International (France) SAS                           Operating    France     France       -
                       ACM Software Services Ltd.                               Operating      DE         NY    13-3910857
                       Alliance Barra Research Institute, Inc.                  Operating      DE         NY    13-3548918     1,000
                       Alliance Capital Asset Management (Japan) Ltd            Operating    Japan      Japan        -
                       Alliance Capital Australia Limited                       Operating    Aust.      Aust.        -
                          Far Eastern Alliance Asset Management                 Operating    Taiwan     Taiwan       -
                       Alliance Capital Global Derivatives Corp.                Operating      DE         NY    13-3626546     1,000
                       Alliance Capital Latin America Ltd.                      Operating    Brazil     Brazil       -
                       Alliance Capital Limited                                 Operating     U.K.       U.K.        -       250,000
                          Alliance Capital Services Ltd.                        Operating     U.K.       U.K.        -         1,000
                             Dimensional Trust Management Ltd.                  Operating     U.K.       U.K.        -        50,000
                       Alliance Capital (Luxembourg) S.A.                       Operating     Lux.       Lux.        -         3,999
                       Alliance Capital Management (Asia) Ltd.                  Operating      DE     Singapore 13-3752293
                       Alliance Capital Management Australia Limited            Operating    Aust.      Aust.        -
                       Alliance Capital Management Canada, Inc.                 Operating      DE       Canada  13-3630460    18,750
                       Alliance Capital Management New Zealand Limited          Operating     N.Z.       N.Z.        -


                                                                               Parent's
                                                                              Percent of
                                                                              Ownership          Comments
                                                                              or Control (e.g., Basis of Control)
                                                                              ---------- ------------------------
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation                                    owns 1% GP interest in Alliance Capital
                                                                                         Management L.P. and 100,000 GP units in
                                                                                         Alliance Capital Management Holding L.P.
                 Alliance Capital Management Holding L.P. (See Note 4 on Page          -
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)
                    Albion Alliance LLC                                           37.60% Equitable Life = 4.7%; 3rd parties = 57.7%
                    Cursitor Alliance LLC                                        100.00%
                       Cursitor Eaton Asset Management Co.                       100.00%
                    Alliance Capital Management LLC                              100.00%
                       Sanford C. Bernstein & Co., LLC                           100.00%
                    Alliance Capital Management Corp. of Delaware                100.00%
                       ACAM Trust Company Private Ltd.                           100.00%
                       ACM Global Investor Services S.A.                          99.00% Alliance Capital Oceanic Corp. owns 1%
                          ACM Fund Services (Espana) S.L.                        100.00%
                       ACM International (France) SAS                            100.00%
                       ACM Software Services Ltd.                                100.00%
                       Alliance Barra Research Institute, Inc.                   100.00%
                       Alliance Capital Asset Management (Japan) Ltd             100.00%
                       Alliance Capital Australia Limited                        100.00%
                          Far Eastern Alliance Asset Management                   20.00% 3rd parties = 80%
                       Alliance Capital Global Derivatives Corp.                 100.00%
                       Alliance Capital Latin America Ltd.                        99.00% Alliance Capital Oceanic Corp. owns 1%
                       Alliance Capital Limited                                  100.00%
                          Alliance Capital Services Ltd.                         100.00%
                             Dimensional Trust Management Ltd.                   100.00%
                       Alliance Capital (Luxembourg) S.A.                         99.98% Alliance Cap. Oceanic Corp. owns 0.025%
                       Alliance Capital Management (Asia) Ltd.                   100.00%
                       Alliance Capital Management Australia Limited              50.00% 3rd parties = 50%
                       Alliance Capital Management Canada, Inc.                  100.00%
                       Alliance Capital Management New Zealand Limited            50.00% 3rd parties = 50%


AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2002
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
                                                                                          State of   State of              Number of
                                                                               Type of   Incorp. or Principal     Federal    Shares
                                                                              Subsidiary  Domicile  Operation    Tax ID #    Owned
                                                                              ----------  --------  ---------    ---------   -----

AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation
                 Alliance Capital Management L.P.
                    Alliance Capital Management Corp.of Delaware (Cont'd)
                       Alliance Capital Management (Proprietary) Ltd.         Operating  So Africa  So Africa        -
                          Alliance-MBCA Capital (Private) Ltd.                Operating   Zimbabwe   Zimbabwe        -
                          Alliance-Odyssey Capital Mgmt. (Nambia)
                             (Proprietary) Ltd.                               Operating    Nambia     Nambia         -
                       Alliance Capital Management (Singapore) Ltd.           Operating  Singapore  Singapore        -
                       Alliance Capital (Mauritius) Private Ltd.              Operating  Mauritius  Mauritius        -
                          Alliance Capital Asset Management (India)Private LtdOperating    India      India          -
                       Alliance Capital Oceanic Corp.                         Operating      DE         NY      13-3441277    1,000
                       Alliance Corporate Finance Group Inc.                  Operating      DE         NY      52-1671668    1,000
                       Alliance Eastern Europe, Inc.                          Operating      DE         NY      13-3802178
                       Alliance Fund Distributors, Inc.                       Operating      DE         NY      13-3191825      100
                       Alliance Global Investor Services, Inc.                Operating      DE         NJ      13-3211780      100
                       Alliance SBS-AGRO Capital Management Co.               Operating    Russia     Russia         -
                       Hanwha Investment Trust Mgmt. Co., Ltd                 Operating   So Korea   So Korea        -
                       New Alliance Asset Management (Asia) Ltd               Operating     H.K.       H.K.          -
                          ACM New-Alliance (Luxembourg) S.A.                  Operating     Lux.       Lux.          -
                       Meiji - Alliance Capital Corp.                         Operating      DE         NY      13-3613617   50,000
                       Sanford C. Bernstein Ltd.                              Operating     U.K.       U.K.          -
                          Sanford C. Bernstein (CREST Nominees) Ltd.          Operating     U.K.       U.K.          -
                       Sanford C. Bernstein Proprietary Ltd.                  Operating    Aust.      Aust.          -
                       Whittingdale Holdings Ltd.                             Operating     U.K.       U.K.          -
                          ACM Investments Ltd.                                Operating     U.K.       U.K.          -
                          Alliance Asset Allocation Ltd.                      Operating     U.K.       U.K.          -
                          Alliance Capital Whittingdale Ltd.                  Operating     U.K.       U.K.          -
                          Alliance Cecogest S.A.                              Operating    France     France         -
                          Cursitor Alliance Services Ltd.                     Operating     U.K.       U.K.          -
                          Cursitor Holdings Ltd.                              Operating     U.K.       U.K.          -
                             Draycott Partners. Ltd.                          Operating      MA        U.K.     98-0116774
                             Cursitor Management Co. S.A.                     Operating     Lux.       Lux.          -
                          Whittingdale Nominees Ltd.                          Operating     U.K.       U.K.          -



                                                                                    Parent's
                                                                                   Percent of
                                                                                   Ownership          Comments
                                                                                   or Control (e.g., Basis of Control)
                                                                                   ---------- ------------------------

AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation
                 Alliance Capital Management L.P.
                    Alliance Capital Management Corp.ofDelaware(Cont'd)
                       Alliance Capital Management (Proprietary) Ltd.                  80.00% 3rd parties = 20%
                          Alliance-MBCA Capital (Private) Ltd.                         50.00% 3rd parties = 50%
                          Alliance-Odyssey Capital Mgmt. (Nambia)
                             (Proprietary) Ltd.                                       100.00%
                       Alliance Capital Management (Singapore) Ltd.                   100.00%
                       Alliance Capital (Mauritius) Private Ltd.                      100.00%
                          Alliance Capital Asset Management (India) Priv               75.00% 3rd parties = 25%
                       Alliance Capital Oceanic Corp.                                 100.00% inactive
                       Alliance Corporate Finance Group Inc.                          100.00%
                       Alliance Eastern Europe, Inc.                                  100.00%
                       Alliance Fund Distributors, Inc.                               100.00%
                       Alliance Global Investor Services, Inc.                        100.00% formerly, Alliance Fund Services, Inc.
                       Alliance SBS-AGRO Capital Management Co.                        49.00% 3rd parties = 51%
                       Hanwha Investment Trust Mgmt. Co., Ltd                          20.00% 3rd parties = 80%
                       New Alliance Asset Management (Asia) Ltd                        50.00% 3rd parties = 50%
                          ACM New-Alliance (Luxembourg) S.A.                           99.00% ACM Global Investor Svcs owns 1%
                       Meiji - Alliance Capital Corp.                                  50.00% Meiji Mutual Life owns 50%
                       Sanford C. Bernstein Ltd.                                      100.00%
                          Sanford C. Bernstein (CREST Nominees) Ltd.                  100.00%
                       Sanford C. Bernstein Proprietary Ltd.                          100.00%
                       Whittingdale Holdings Ltd.                                     100.00%
                          ACM Investments Ltd.                                        100.00%
                          Alliance Asset Allocation Ltd.                              100.00%
                          Alliance Capital Whittingdale Ltd.                          100.00%
                          Alliance Cecogest S.A.                                      100.00%
                          Cursitor Alliance Services Ltd.                             100.00%
                          Cursitor Holdings Ltd.                                      100.00%
                             Draycott Partners. Ltd.                                  100.00%
                             Cursitor Management Co. S.A.                             100.00%
                          Whittingdale Nominees Ltd.                                  100.00%

Item 31.      Number of Contractowners
              ------------------------


              As of February 28, 2003 there were 774 owners of qualified RIA Contracts offered by the registrant.



Item 32.      Indemnification
              ---------------

     (a) Indemnification of Directors and Officers

         The By-Laws of The Equitable Life Assurance Society of the United States ("Equitable Life") provide, in Article VII, as follows:

          7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                 (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

               (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                      (b) To the extent permitted by the law of the State of New
                          York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

          The directors and officers of Equitable Life are insured under policies issued by Lloyd's of London, X.L. Insurance Company and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure that officers and directors against certain liabilities arising out of their conduct in such capacities.

     (b) Indemnification of Principal Underwriter

         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

     (c) Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 33.      Business and Other Connections of Investment Adviser
              ----------------------------------------------------

              The Equitable Life Assurance Society of the United States ("Equitable Life") acts as the investment manager for Separate Account Nos. 3, 4, 10 and 13. In providing these services to the Separate Accounts, Equitable Life uses the personnel and facilities of Alliance Capital Management L.P. ("Alliance"), a limited partnership, that is majority-owned by Equitable Life, to provide personnel and facilities for portfolio selection and transaction services. Alliance recommends the securities investments to be purchased and sold for Separate Account Nos. 3, 4, 10 and 13 and arranges for the execution of portfolio transactions. Alliance coordinates related accounting and bookkeeping functions with Equitable Life. Both Equitable Life and Alliance are registered investment advisers under the Investment Advisers Act of 1940.

              Information regarding the directors and principal officers of Equitable is provided in Item 29 of this Part C and is incorporated herein by reference.

          Set forth below is certain information regarding the directors and principal officers of Alliance Capital Management Corporation. The business address of the Alliance persons whose names are preceded by an asterisk is 1345 Avenue of the Americas, New York, New York 10105.

     (1)                           (2)                         (3)
                               POSITIONS AND           PRINCIPAL OCCUPATION
NAME AND PRINCIPAL             OFFICES WITH            (AND OTHER POSITIONS)
BUSINESS ADDRESS               ALLIANCE                WITHIN PAST 2 YEARS
----------------               --------                -------------------
Directors


     (1)                             (2)                            (3)
                                 POSITIONS AND              PRINCIPAL OCCUPATION
NAME AND PRINCIPAL               OFFICES WITH               (AND OTHER POSITIONS)
BUSINESS ADDRESS                 ALLIANCE                   WITHIN PAST 2 YEARS
----------------                 --------                   ----------------------
* Bruce W. Calvert               Director, Chairman and      Chairman (May 2001
                                 Chief Executive Officer     to present) and
                                                             Chief Executive
                                                             Officer (January
                                                             1999 to present) -
                                                             Alliance Capital
                                                             Management
                                                             Corporation;
                                                             Director (May 2001
                                                             to present) - AXA
                                                             Financial, Inc.;
                                                             Director (May 2001
                                                             to present) -
                                                             Equitable Life


Donald H. Brydon                 Director                   Chairman AXA Investment
AXA Investment Managers S.A.                                Managers S.A.
7 Newgate Street
London EC1A 7NX England


* John D. Carifa                 Director, President and    See Column 2.
                                 Chief Operating Officer

  Henri de Castries                Director                   Chairman of
  AXA                                                         Management Board
  25, Avenue Matignon                                         (2001 to present)
  75008, Paris, France                                        and Chief Executive
                                                              Officer (January 2000
                                                              to May 2000) - AXA;
                                                              Director (May 1994
                                                              to present) and
                                                              Chairman of the
                                                              Board (April 1998 to
                                                              present) - AXA
                                                              Financial, Inc.;
                                                              Director (September
                                                              1993 to present) -
                                                              Equitable Life

  Christopher M. Condron           Director                   Director, President
  AXA Financial, Inc.                                         and Chief Executive
  1290 Avenue of the Americas                                 Officer (May 2001 to
  New York, NY 10104                                          present) - AXA
                                                              Fiancial, Inc.;
                                                              Director, Chairman
                                                              of the Board,
                                                              President (since May
                                                              2002), and Chief
                                                              Executive Officer
                                                              (May 2001 to
                                                              present) - Equitable
                                                              Life; Member of the
                                                              Management Board of
                                                              AXA; Member of the
                                                              Executive Committee,
                                                              AXA; prior thereto,
                                                              served both as
                                                              President and Chief
                                                              Operating Officer of
                                                              Mellon Financial
                                                              Corp. (1999 to 2001)
                                                              and Chairman and
                                                              Chief Executive
                                                              Officer of Dreyfus
                                                              Corp. (1995 to 2001)

  Denis Duverne                    Director                   Member of the AXA
  AXA                                                         Management Board
  25, Avenue Matignon                                         (since February
  75008, Paris, France                                        2003) and Executive
                                                              Vice President,
                                                              Finance, Control and
                                                              Strategy (January
                                                              2000 to present) -
                                                              AXA; Director
                                                              (February 1998 to
                                                              present) - Equitable
                                                              Life; Member of the
                                                              Executive Committee
                                                              of AXA (January 2000
                                                              to present)

  Richard Dziadzio                 Director                   Senior Vice President -
  AXA                                                         Asset Management
  25, Avenue Matignon                                         Activities, AXA
  75008 Paris, France

  Alfred Harrison                  Director, Vice Chairman    See Column 2.
  Alliance Capital
  Management L.P.
  601 Second Avenue South
  Suite 5000
  Minneapolis, MN 55402

     (1)                             (2)                            (3)
                                 POSITIONS AND              PRINCIPAL OCCUPATION
NAME AND PRINCIPAL               OFFICES WITH               (AND OTHER POSITIONS)
BUSINESS ADDRESS                 ALLIANCE                   WITHIN PAST 2 YEARS
----------------                 --------                   -------------------
* Roger Hertog                     Director and               See Column 2.
  Alliance Capital                 Vice Chairman
  Management L.P.


  Benjamin D. Holloway             Director                   Financial Consultant
  The Continental Companies                                   Director the Museum of
  3250 Mary Street, Suite 501                                 Contemporary Art in Miami
  Miami, Florida 33133

  W. Edwin Jamain                  Director                   President (1979 to present) -
  Jarmain Group Inc.                                          Jarmain Group, Inc.; Director
  Suite 4545,                                                 (July 1992 to present) - AXA
  Royal Trust Tower,                                          Financial, Inc.; Director
  77 King Street West                                         (July 1992 to present) -
  Toronto, Ontario                                            Equitable Life
  M5k 1K2 Canada


     (1)                             (2)                            (3)
                                 POSITIONS AND              PRINCIPAL OCCUPATION
NAME AND PRINCIPAL               OFFICES WITH               (AND OTHER POSITIONS)
BUSINESS ADDRESS                 ALLIANCE                   WITHIN PAST 2 YEARS
----------------                 --------                   -------------------
Peter D. Noris                   Director                   Executive Vice President
AXA Financial, Inc.                                         and Chief Investment
1290 Avenue of the Americas                                 Officer - Equitable
16th Floor                                                  Life and AXA Financial,
New York, NY 10104                                          Inc. (Since May 1995)


     (1)                             (2)                            (3)
                                 POSITIONS AND              PRINCIPAL OCCUPATION
NAME AND PRINCIPAL               OFFICES WITH               (AND OTHER POSITIONS)
BUSINESS ADDRESS                 ALLIANCE                   WITHIN PAST 2 YEARS
----------------                 --------                   -------------------
* Lewis A. Sanders                 Director,                  See Column 2.
                                   Vice Chairman and
                                   Chief Investment
                                   Officer

  Frank Savage                     Director                   Chief Executive Officer
  Savage Holdings LLC.                                        Savage Holdings LLC
  1414 Ave. of the Americas                                   (July 2001 to present)
  New York, NY 10019                                          Chairman - Alliance
                                                              Capital Management
                                                              International; Director -
                                                              ACFG (until July 2001);
                                                              Director - Lockheed Martin
                                                              Corporation, and Qualcomm Inc.

  Lorie A. Slutsky                 Director                   President, The New York
  The New York                                                Community Trust (since
  Community Trust                                             January 1990)
  2 Park Avenue
  24th Floor
  New York, NY 10016

  Peter J. Tobin                   Director                   Dean - Peter J. Tobin College
  St. John's University                                       of Business (August 1998 to present);
  Peter J. Tobin College of                                   Director, AXA Financial, Inc.
  Business Administration                                     and Equitable, Life
  8000 Utopia Parkway                                         (since March 1999).
  Bent Hall
  Jamaica, NY 11439


     (1)                           (2)                               (3)
                             POSITIONS AND                   PRINCIPAL OCCUPATION
NAME AND PRINCIPAL           OFFICES WITH                    (AND OTHER POSITIONS)
BUSINESS ADDRESS             ALLIANCE                        WITHIN PAST 2 YEARS
----------------             --------                        --------------------

  Stanley B. Tulin             Director                       Director and Vice
  AXA Financial, Inc.                                         Chairman of the
  1290 Avenue of the Americas                                 Board (both February
  16th Floor                                                  1998 to present) and
  New York, NY 10104                                          Chief Financial
                                                              Officer (May 1996 to
                                                              present) - Equitable
                                                              Life; Vice Chairman
                                                              of the Board
                                                              (February, 1998 to
                                                              present) and Chief
                                                              Financial Officer
                                                              (May 1997 to
                                                              present) - AXA
                                                              Financial, Inc.;
                                                              Executive Vice
                                                              President and Member
                                                              of Executive
                                                              Committee - AXA
                                                              (since December
                                                              2000)


* Dave H. Williams             Director and                   See Column 2.
                               Chairman Emeritus



* Bruce W. Calvert             Director,                      See Column 2 (Bruce will
                               Chairman of the Board and      resign as CEO on June 30,
                               Chief Executive Officer        2003; he will continue to serve
                                                              as Chairman).

* John D. Carifa               Director, President and        See Column 2.
                               Chief Operating Officer

  Alfred Harrison              Director and                   See Column 2.
  Alliance Capital             Vice Chairman of the Board
  601 Second Avenue South
  Suite 5000
  Minneapolis, MN 55402

* Roger Hertog                 Director and                   See Column 2.
                               Vice Chairman of the Board

* Lewis A. Sanders             Director, Vice Chairman        See Column 2 (Lewis will
                               of the Board and               become CEO on June 30, 2003).
                               Chief Investment Officer

* Andrew S. Adelson            Executive Vice President       See Column 2.
                               and Chief Investment
                               Officer, Global Value
                               Equities

* John L. Blundin              Executive Vice President       See Column 2.
                               and Co-Head, Disciplined
                               Growth

* Kathleen A. Corbet           Executive Vice President       See Column 2.
                               and Chief Executive
                               Officer, Alliance Fixed
                               Income Investors

* Marilyn G. Fedak             Executive Vice President       See Column 2.
                               and Chief Investment
                               Officer, U.S. Value
                               Equities

* Thomas S. Hexner             Executive Vice President       See Column 2.
                               and President, Bernstein
                               Investment Research
                               and Management

* Michael J. Laughlin          Executive Vice President       See Column 2.
                               and Chairman, Alliance
                               Fund Distributors

* Gerald M. Lieberman          Executive Vice President,      See Column 2.
                               Finance and Operations

* Marc O. Mayer                Executive Vice President       See Column 2.
                               and Head,
                               AllianceBernstein
                               Global Institutional
                               Investment Management

  James G. Reilly              Executive Vice President       See Column 2.
  Alliance Capital             and Large Cap Growth
  227 West Monroe              Portfolio Manager
  Suite 5000
  Chicago, IL 60606

* Paul C. Rissman              Executive Vice President       See Column 2.
                               and Director, Global Growth
                               Equity Research, and
                               Portfolio Manager

* Christopher M. Toub          Executive Vice President       See Column 2.
                               and Head, Global Growth
                               Equities

* David R. Brewer, Jr.         Senior Vice President and      See Column 2.
                               General Counsel

* Robert H. Joseph, Jr.        Senior Vice President and      See Column 2.
                               Chief Financial Officer





Item 34. Principal Underwriters

     (a) AXA Advisors, LLC (formerly EQ Financial Consultants, Inc.), an affiliate of Equitable, is the principal underwriter and depositor for its Separate Account A, Separate Account No. 301, Separate Account No. 45, Separate Account 49, Separate Account I, Separate Account FP, AXA Premier VIP Trust and EQ Advisors Trust. AXA Advisors, LLC's principal business address is 1290 Avenue of the Americas, New York, NY 10104.

     (b) See Item 29 of this Part C, which is incorporated herein by reference.

     (c)  Not applicable.

Item 35. Location of Accounts and Records

         The Equitable Life Assurance Society of the United States

         135 West 50th Street
         New York, New York 10020

         1290 Avenue of the Americas
         New York, New York 10104

         200 Plaza Drive
         Secaucus, New Jersey 07094

Item 36. Management Services

         Not applicable.

Item 37.      Undertakings
              ------------

              The Registrant hereby undertakes the following:

              (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

              (b) to include (1) as part of its applications to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

                                   SIGNATURES



         As required by the Securities Act of 1933, the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this ammendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 24th day of April, 2003.




                             THE EQUITABLE LIFE ASSURANCE
                             SOCIETY OF THE UNITED STATES
                                      (Registrant)

                             By:  The Equitable Life Assurance
                                       Society of the United States


                             By:  /s/ Robin Wagner
                                 ---------------------------------
                                      Robin Wagner
                                      Vice President and Counsel

                                   SIGNATURES


         As required by the Securities Act of 1933, the Depositor has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 24th day of April, 2003.




                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                           OF THE UNITED STATES
                                                      (Depositor)


                                           By: /s/ Robin Wagner
                                              ---------------------------------
                                              Robin Wagner
                                              Vice President and Counsel
                                              The Equitable Life Assurance
                                              Society of the United States



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Denis Duverne                 W. Edwin Jarmain
Francoise Colloc'h          Jean-Rene Fourtou             Christina Johnson
Christopher M. Condron      John C. Graves                Scott D. Miller
Henri de Castries           Donald J. Greene              Joseph H. Moglia
Claus-Michael Dill          Mary R. (Nina) Henderson      Peter J. Tobin
Joseph L. Dionne            James F. Higgins              Stanley B. Tulin






*By: /s/ Robin Wagner
     ------------------------
         Robin Wagner
         Attorney-in-Fact

April 24, 2003

                                  EXHIBIT INDEX
                                  -------------



EXHIBIT NO.                                                                               TAG VALUE
-----------                                                                               ---------
13     (a)      Consent of PricewaterhouseCoopers, LLP.                                   EX-99.13a

                                       C-28